[GRAPHIC OMITTED]


                        ARMADA FUNDS SEMI-ANNUAL REPORT
                                 COVER TO COME

                                  ARMADA FUNDS
                     SEMI-ANNUAL REPORT -- NOVEMBER 30, 2000
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

ARMADA EQUITY, ALLOCATION,
  FIXED INCOME AND TAX FREE
  BOND FUNDS

CORE EQUITY FUND

EQUITY GROWTH FUND

EQUITY INCOME FUND

EQUITY INDEX FUND

INTERNATIONAL EQUITY FUND

LARGE CAP ULTRA FUND

MID CAP GROWTH FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

TAX MANAGED EQUITY FUND

BALANCED ALLOCATION FUND

BOND FUND

GNMA FUND

INTERMEDIATE BOND FUND

LIMITED MATURITY BOND FUND
  (FORMERLY ENHANCED INCOME FUND)

TOTAL RETURN ADVANTAGE FUND

U.S. GOVERNMENT INCOME FUND

MICHIGAN MUNICIPAL BOND FUND

NATIONAL TAX EXEMPT BOND FUND

OHIO TAX EXEMPT BOND FUND

PENNSYLVANIA MUNICIPAL BOND FUND



ARMADA ALSO OFFERS
  THE FOLLOWING MONEY
  MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

MONEY MARKET FUND

OHIO MUNICIPAL MONEY MARKET FUND

PENNSYLVANIA TAX EXEMPT
  MONEY MARKET FUND

TAX EXEMPT MONEY MARKET FUND

TREASURY MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND


Chairman's Message ...................................................     1
Economic and Market Overview .........................................     2
Financial Highlights .................................................     4
Schedule of Investments ..............................................    48
Statements of Assets and Liabilities .................................   101
Statements of Operations .............................................   106
Statements of Changes in Net Assets ..................................   110
Notes to Financial Statements ........................................   118




--------------------------------------------------------------------------------
                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
--------------------------------------------------------------------------------

   National City Investment Management Company (IMC) serves as investment adviser to Armada Funds, for which it receives an investment advisory fee. Armada Funds are distributed by SEI Investments Distribution Company (SIDC), Oaks, PA 19456. SIDC is not affiliated with IMC and is not a bank. Mutual funds involve risks including possible loss of principal. For more complete information about Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money.

--------------------------------------------------------------------------------

                                                              CHAIRMAN'S MESSAGE

DEAR SHAREHOLDERS:

   During the six months ended November 30, 2000, Armada Funds made many improvements in product offerings and services to shareholders.

   The reorganization of The Parkstone Group of Funds with Armada brought together two strong fund complexes and expanded Armada's investment offerings. With a more varied group of investments available, shareholders will find it easier to tailor a portfolio for their specific needs.

   During this six-month period, total assets of the post-reorganization fund complex have remained stable at approximately $16.0 billion. Money market fund assets have grown by 8%, to a total of $8.47 billion, since May 31, 2000. Meanwhile assets in equity, allocation, fixed income and tax free bond funds have declined by approximately 7%. We attribute these shifts in assets in part to market conditions.


ELECTRONIC INNOVATIONS

   Armada's online capabilities have continued to evolve since the website's introduction in February 1999. We have added a new Retirement Planning section to WWW.ARMADAFUNDS.COM. This section highlights the many individual and small business retirement options and includes tools to help determine asset allocation, plan for retirement and compare traditional IRAs to Roth IRAs.

   Additionally, some shareholders now can opt to receive shareholder reports and prospectuses via electronic delivery rather than paper copies. Watch your mail for further information regarding the availability of this service.


LOOKING FORWARD...

   As part of the competitive mutual fund industry, we are always assessing the investment options and services available to our shareholders. In 2001, you can expect to hear about additional enhancements to the Armada Funds family. We welcome your suggestions for improvements.

   We wish you and your family health and prosperity in the year ahead, and thank you for your continued support. If you have any questions regarding the funds, please contact your financial advisor, an Investor Services Representative at 1-800-622-FUND (3863) or visit our Web site.

Sincerely,

/s/ signature omitted

Robert D. Neary
Chairman

[Armada Funds Logo Omitted]

ECONOMIC AND MARKET OVERVIEW

DEAR INVESTOR:

   The U.S. economic expansion continued its unprecedented march over the past six months, although the economy's rate of growth has certainly slowed from the torrid pace we witnessed as recently as in the first quarter of 2000. Gross domestic product (GDP) growth dropped to 5.3 percent annualized during the second quarter and finished the third quarter at only 2.4 percent annualized. In fact, as the reporting period came to a close, nearly all of the leading economic indicators were markedly off the highs we witnessed at the peak of this 10-year expansion.

   Still, National City Investment Management Company investment adviser to Armada Funds, does not yet view these events as serious cause for concern. A series of interest rate hikes combined with rising energy prices and a correction in the equity markets have cooled the economy from unsustainably high and potentially inflationary levels. The drop in stock prices has also served to stem the wealth effect that contributed to the Fed's vigilance.

   We anticipate GDP growth to continue at a 2 to 2 1/2 percent clip, a range that would have been considered more than satisfactory before the current expansion began. Admittedly, unemployment rose 0.1 percent in November -- but from levels that were so low that such an increase could hardly be taken as a sign of impending recession. To ensure a soft landing, the Fed already lowered short-term interest rates by 50 basis points shortly after the close of the calendar year.

   The White House was certainly on everyone's mind as the reporting period came to a close. Finally, in December the Supreme Court cleared George W. Bush's path to the Oval Office. What is a Republican administration likely to mean for the U.S. economy? Surprisingly little in the near term, we think. With no clear mandate from the electorate and an evenly divided Congress, President-Elect Bush might have a difficult time getting his proposed massive tax cut and any other ambitious plans through Congress. However, over the long run we have the potential to see important gains in the nation's free trade policies and a significantly more relaxed regulatory environment than a Democratic administration would have permitted.


VALUE STRIKES BACK

   Looking at the U.S. equity markets, the S&P 500 Composite Index, a leading large cap indicator, fell 6.9 percent since June 1, while the Russell 2000 small cap benchmark dropped 5 percent during the same period. These numbers belie the fact that growth-oriented equities, particularly technology and telecom stocks, accounted for most of the market's decline. Boasting the loftiest valuations and seemingly brightest earnings outlooks, these sectors were punished most severely for a string of downward earnings revisions. For evidence, look no further than the 48.5 percent drop in the technology-heavy Nasdaq Stock Market from its March 10 high. Among Internet stocks, the decline in available capital and increased cost of credit have helped produce a long-overdue shakeout. Some 130 public dot-com companies have folded since January 1, 2000.

   As we've forecasted, many value sectors actually performed strongly during this period as investors sought shelter in long-ignored "old economy" stocks. Stock prices in the utilities sector soared 17 percent, transportation climbed 20 percent, and financial services increased 8.4 percent. As a result, the S&P 500 BARRA Value Index finished the six-month period up 1 percent and the Russell 2000 Value Index climbed 7.8 percent.

   Despite their recent gains, we believe that value stocks will continue to outperform their growth counterparts. Frankly, profit expectations in many value sectors have been so low relative to their growth counterparts that they are unlikely to disappoint investors. As for the technology and telecom sectors, they still offer tremendous long-term growth potential. We can only hope, however, that chastened tech investors will eschew speculation in the future and place greater emphasis on valuation, quality of management, and sound business models.


CREDIT RISK ROILS CORPORATE DEBT MARKETS

   The performance of the equity markets seems almost glowing compared to the events playing out in the corporate bond market. Although the Lehman U.S. Aggregate Index, a leading fixed income benchmark, returned a healthy 9.6 percent from January 1 through November 30, corporate bonds underperformed Treasuries of a roughly equal duration by more than 400 basis points during that time.

   Treasury prices, to be sure, have benefited from the Federal government's plans to buy back some $30 billion of debt. Treasury securities across the yield curve are likely to increase in value as the buyback pro- gresses. However, the explosive growth of corporate debt and the attendant rise in credit risk among corporate securities has helped punish prices in the non- government, or "spread," sectors. Today, a number of well-known corporate issuers are in legitimate danger of default.

   Mortgage backed and asset backed securities have held up much better, and we believe that both are safer places for any credit risk exposure. Although short-term prospects remain gloomy on the corporate side, we do believe that the corporate bond market has priced in a hard landing and that value can be found in selected issues over the long term.


THE EURO: POISED FOR RESURGENCE

   The rest of the globe has more or less taken its cues from the U.S. economy. In Europe, the EMU countries are enjoying good relative GDP growth, although they are still trailing the U.S. for the reporting period. The worldwide increase in energy and raw material prices has exacted a greater toll on Europe than on the United States because of the former's greater reliance on a manufacturing base. With worldwide energy prices denominated in dollars, Europe has also had to contend with the 30 percent decline in the value of the euro since its January 1999 introduction. These developments have combined to lift the euro zone's core inflation rate and forced the European Central bank to raise interest rates.

   Since January 1, 2000, virtually all of the euro zone's equity markets have declined slightly or made only incremental gains in local terms. Still, they have performed somewhat better than those of the United States. While the S&P dropped 9.6 percent since the beginning of 2000, France's CAC-40 gained 0.98 percent and Germany's Xetra DAX lost 8.4 percent.

   Despite their current challenges, we remain very constructive on prospects for euro zone countries. They are liberalizing markets and cutting taxes, and we believe that the euro is poised for a significant recovery. Energy prices have also begun to decline from the highs they reached during the past year, and an emerging shareholder culture should help drive equity markets higher.

   Furthermore, overshadowed by the euro's drop is the vast liquidity this single currency has injected into European bond markets. The euro has made it easier for more companies to borrow money for expansion and acquisitions, and it has reduced their dependence on banks. A WALL STREET JOURNAL article published on November 6 noted that "the market for euro-denominated bonds issued by nonfinancial corporations grew 25 percent through the end of August."


JAPAN: NO RELIEF IN SIGHT

   Our outlook for Japan is far less sanguine. Although we've witnessed the very beginnings of U.S.-style corporate restructurings, the country's banking system is still desperately in need of massive reform and its national debt is ballooning rapidly. In fact, Japan's debt as a percentage of national economic output, at 114 percent, is now the world's largest. By comparison, the U.S. debt has been declining steadily over the past seven years and fell to just 60 percent of output in 2000. Not surprisingly, the Nikkei Index has lost 22.2 percent of its value since January 1, 2000. Further adding to Japan's troubles, Moody's Investors Service lowered the country's credit rating in September. Japan's situation is unlikely to improve in the near-term. Until the pace of reform quickens and Japanese consumers increase spending on a meaningful basis, we think that the country's economy will remain firmly in the doldrums.

   After experiencing a V-shaped recovery through the first half of 2000, economic growth in Hong Kong, Singapore, Taiwan, and South Korea has slowed. With their economies so reliant on sales of semiconductors and other components, these countries are suffering from the softening global demand for computers. With few natural resources of their own, high energy prices have also had a negative impact. In many cases, their equity markets have returned to levels not seen since 1998. Since January 1, 2000, Hong Kong's Hang Seng Index declined
15.8 percent and Singapore's Straits Times Index dropped 19.3 percent in local terms. Still, we have reason to be optimistic about the region's prospects. A Fed rate cut should help reignite global growth, and Hong Kong further stands to benefit as the gateway to China, one of the world's fastest-growing economies.

Sincerely,

/s/ signature omitted

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company

FINANCIAL HIGHLIGHTS
ARMADA CORE EQUITY FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 FOR THE SIX MONTHS ENDED
                                                     NOVEMBER 30, 2000                             FOR THE YEAR ENDED
                                                        (UNAUDITED)                                   MAY 31, 2000
                                         -----------------------------------------      -----------------------------------------
                                         CLASS I   CLASS A     CLASS B     CLASS C       CLASS I    CLASS A    CLASS B   CLASS C2
                                         -------   -------     -------     -------      --------    -------    -------   --------
Net asset value,
   beginning of period                   $ 14.88    $14.80      $14.62      $14.63      $  13.75     $13.71     $13.63    $14.55
                                         -------    ------      ------      ------      --------     ------     ------    ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income/(loss)             0.015    (0.01)5     (0.07)5     (0.08)5        0.02      (0.00)     (0.07)    (0.05)
   Net gain/(loss) on securities
     (realized and unrealized)             (0.11)    (0.12)      (0.10)      (0.09)         1.65       1.62       1.59      0.13
                                         -------    ------      ------      ------      --------     ------     ------    ------
     Total from investment
       operations                          (0.10)    (0.13)      (0.17)      (0.17)         1.67       1.62       1.52      0.08
                                         -------    ------      ------      ------      --------     ------     ------    ------
LESS DISTRIBUTIONS
   Dividends from net
     investment income                     (0.00)    (0.00)      (0.00)      (0.00)        (0.01)     (0.00)     (0.00)    (0.00)
   Distributions from net realized
     capital gains                         (0.00)    (0.00)      (0.00)      (0.00)        (0.53)     (0.53)     (0.53)    (0.00)
                                         -------    ------      ------      ------      --------     ------     ------    ------
     Total distributions                   (0.00)    (0.00)      (0.00)      (0.00)        (0.54)     (0.53)     (0.53)    (0.00)
                                         -------    ------      ------      ------      --------     ------     ------    ------
Net asset value,
   end of period                         $ 14.78    $14.67      $14.45      $14.46      $  14.88     $14.80     $14.62    $14.63
                                         =======    ======      ======      ======      ========     ======     ======    ======
TOTAL RETURN                               (0.67)%3  (0.88)%3,4  (1.16)%3,4  (1.16)%3,4    12.31%     11.98%4    11.31%4    0.55%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                         $127,971    $4,290      $1,864      $   15      $141,207     $4,146     $1,840    $4,272
   Ratio of expenses to
     average net assets                     0.99%1    1.24%1      1.95%1      1.95%1        1.00%      1.25%      1.96%     1.96%1
   Ratio of net investment
     income/(loss) to average
     net assets                             0.01%1   (0.24)%1    (0.95)%1    (0.95)%1       0.03%     (0.22)%    (0.93)%   (0.93)%1
   Ratio of expenses to
     average net assets
     before fee waivers                     1.05%1    1.30%1      1.95%1      1.95%1        1.06%      1.31%      1.96%     1.96%1
   Ratio of net investment
     loss to average net assets
     before fee waivers                    (0.05)%1  (0.30)%1    (0.95)%1    (0.95)%1      (0.03)%    (0.28)%    (0.93)%   (0.93)%1
   Portfolio turnover rate                    14%       14%         14%         14%           37%        37%        37%       37%

1  ANNUALIZED.
2  CLASS C COMMENCED OPERATIONS ON JANUARY 20, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.
5  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

                             See Accompanying Notes

                                                            FINANCIAL HIGHLIGHTS
                                                         ARMADA CORE EQUITY FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                FOR THE YEAR ENDED                                FOR THE PERIOD ENDED
                                                   MAY 31, 1999                                       MAY 31, 1998
                                       --------------------------------------            ----------------------------------------
                                         CLASS I       CLASS A      CLASS B               CLASS I2       CLASS A2      CLASS B2
                                       -----------   -----------  -----------            -----------    -----------   -----------
Net asset value,
   beginning of period                  $  11.35       $11.34       $11.33                $   10.00        $10.00       $10.25
                                        --------       ------       ------                ---------        ------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income/(loss)            (0.02)5      (0.05)5      (0.16)5                   0.05          0.04        (0.00)
   Net gain on securities
     (realized and unrealized)              2.94         2.93         2.97                     1.35          1.34         1.08
                                        --------       ------       ------                ---------        ------       ------
     Total from investment
       operations                           2.92         2.88         2.81                     1.40          1.38         1.08
                                        --------       ------       ------                ---------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net
     investment income                     (0.01)       (0.00)       (0.00)                   (0.05)        (0.04)       (0.00)
   Distributions from net
     realized capital gains                (0.51)       (0.51)       (0.51)                   (0.00)        (0.00)       (0.00)
                                        --------       ------       ------                ---------        ------       ------
     Total distributions                   (0.52)       (0.51)       (0.51)                   (0.05)        (0.04)       (0.00)
                                        --------       ------       ------                ---------        ------       ------
Net asset value,
   end of period                        $  13.75       $13.71       $13.63                $   11.35        $11.34       $11.33
                                        ========       ======       ======                =========        ======       ======
TOTAL RETURN                               26.08%       25.78%4      25.17%4                  14.03%3       13.85%3,4    10.54%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                         $145,603       $1,731       $1,106                 $110,504         $ 408        $    2
   Ratio of expenses to
     average net assets                     0.98%        1.23%        1.94%                    0.89%1        1.14%1       1.83%1
   Ratio of net investment
     income/(loss) to average
     net assets                            (0.15)%      (0.40)%      (1.11)%                   0.61%1        0.14%1      (0.51)%1
   Ratio of expenses to
     average net assets
     before fee waivers                     0.98%        1.23%        1.94%                    1.06%1        1.30%1       2.00%1
   Ratio of net investment
     income/(loss) to average
     net assets before fee waivers         (0.15)%      (0.40)%      (1.11)%                   0.44%1        0.04%1      (0.50)%1
   Portfolio turnover rate                    43%          43%          43%                      60%           60%          60%

1 ANNUALIZED.
2 CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON AUGUST 1, 1997, AUGUST 1,
  1997 AND JANUARY 6, 1998, RESPECTIVELY.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
4 TOTAL RETURN EXCLUDES SALES CHARGE.
5 CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA EQUITY GROWTH FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                              FOR THE SIX MONTHS ENDED
                                                  NOVEMBER 30, 2000                                   FOR THE YEAR ENDED
                                                     (UNAUDITED)                                          MAY 31, 2000
                                 -------------------------------------------------      -----------------------------------------
                                   CLASS I       CLASS A      CLASS B      CLASS C         CLASS I   CLASS A    CLASS B  CLASS C2
                                 ----------     --------      -------      -------      ----------   --------   -------  --------
Net asset value,
   beginning of period           $    28.89     $  28.76       $28.37      $28.38       $    24.61   $  24.55   $24.33    $28.04
                                 ----------     --------       ------      ------       ----------   --------   ------    ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income/(loss)        0.015       (0.03)5      (0.13)5     (0.13)5           0.005     (0.06)5  (0.26)5   (0.08)5
   Net gain/(loss) on securities
     (realized and unrealized)        (1.03)       (1.02)       (0.99)      (1.00)            4.55       4.53     4.56      0.42
                                 ----------     --------       ------      ------       ----------   --------   ------    ------
     Total from investment
       operations                     (1.02)       (1.05)       (1.12)      (1.13)            4.55       4.47     4.30      0.34
                                 ----------     --------       ------      ------       ----------   --------   ------    ------
LESS DISTRIBUTIONS
   Dividends from net
     investment income                (0.00)       (0.00)       (0.00)      (0.00)           (0.01)     (0.00)   (0.00)    (0.00)
   Distributions from net
     realized capital gains           (0.00)       (0.00)       (0.00)      (0.00)           (0.26)     (0.26)   (0.26)    (0.00)
                                 ----------     --------       ------      ------       ----------   --------   ------    ------
     Total distributions              (0.00)       (0.00)       (0.00)      (0.00)           (0.27)     (0.26)   (0.26)    (0.00)
                                 ----------     --------       ------      ------       ----------   --------   ------    ------
Net asset value,
   end of period                 $    27.87     $  27.71       $27.25      $27.25       $    28.89   $  28.76   $28.37    $28.38
                                 ==========     ========       ======      ======       ==========   ========   ======    ======
TOTAL RETURN                          (3.53)%3     (3.65)%3,4   (3.95)%3,4  (3.98)%3,4       18.49%     18.22%4  17.68%4    1.21%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                  $1,145,580     $169,149       $3,916      $  255       $1,251,015   $180,000   $3,713    $  263
   Ratio of expenses to
     average net assets                0.90%1       1.15%1       1.86%1      1.86%1           0.90%      1.15%    1.86%     1.86%1
   Ratio of net investment
     income/(loss) to average
     net assets                       (0.03)%1     (0.28)%1     (0.99)%1    (0.99)%1          0.01%     (0.24)%  (0.95)%   (0.95%)1
   Ratio of expenses to
     average net assets
     before fee waivers                0.96%1       1.21%1       1.86%1      1.86%1           0.96%      1.21%    1.86%     1.86%1
   Ratio of net investment
     loss to average
     net assets before
     fee waivers                      (0.09)%1     (0.34)%1     (0.99)%1    (0.99)%1         (0.05)%    (0.30)%  (0.95)%   (0.95%)1
   Portfolio turnover rate                7%           7%           7%          7%              25%         25%      25%       25%

1  ANNUALIZED.
2  CLASS C COMMENCED OPERATIONS ON JANUARY 20, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.
5  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.


                             See Accompanying Notes
                                       6

                                                            FINANCIAL HIGHLIGHTS
                                                       ARMADA EQUITY GROWTH FUND

For a Portfolio Share Outstanding Throughout Each Period


                                                                       FOR THE YEAR ENDED MAY 31,
                                      ---------------------------------------------------------------------------------
                                                      1999                                        1998
                                      --------------------------------------       ------------------------------------
                                       CLASS I         CLASS A       CLASS B        CLASS I       CLASS A      CLASS B2
                                      ----------       --------      -------       ---------      --------     --------
Net asset value,
   beginning of period                $    21.35       $  21.35       $21.28       $   18.63      $  18.67       $19.44
                                      ----------       --------       ------       ---------      --------      -------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment
     income/(loss)                         (0.03)5        (0.09)5      (0.27)5         (0.00)        (0.04)       (0.24)
   Net gain on securities
     (realized and unrealized)              4.28           4.28         4.31            5.00          4.99         2.08
                                      ----------       --------       ------       ---------      --------      --------
     Total from investment
       operations                           4.25           4.19         4.04            5.00          4.95         1.84
                                      ----------       --------       ------       ---------      --------      -------
LESS DISTRIBUTIONS
   Dividends from net
     investment income                     (0.00)         (0.00)       (0.00)          (0.01)        (0.00)       (0.00)
   Distributions in excess of
     net investment income                 (0.00)         (0.00)       (0.00)          (0.00)        (0.00)       (0.00)
   Distributions from net
     realized capital gains                (0.99)         (0.99)       (0.99)          (2.27)        (2.27)       (0.00)
                                      ----------       --------       ------       ---------      --------      -------
     Total distributions                   (0.99)         (0.99)       (0.99)          (2.28)        (2.27)       (0.00)
                                      ----------       --------       ------       ---------      --------      -------
Net asset value,
   end of period                      $    24.61       $  24.55       $24.33       $   21.35      $  21.35      $ 21.28
                                      ==========       ========       ======       =========      ========      =======
TOTAL RETURN                               20.16%         19.88%4      19.22%4         28.65%        28.32%4      27.90%1,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                       $1,262,154       $156,356       $1,400        $352,413       $12,380      $    24
   Ratio of expenses to
     average net assets                     0.92%          1.17%        1.88%           0.98%         1.23%        1.92%1
   Ratio of net investment
     income/(loss) to average
     net assets                            (0.11)%        (0.36)%      (1.07)%         (0.01)%       (0.26)%      (0.92)%1
   Ratio of expenses to
     average net assets
     before fee waivers                     0.92%          1.17%        1.88%           0.98%         1.23%        1.92%1
   Ratio of net investment
     income/(loss) to average
     net assets before
     fee waivers                           (0.11)%        (0.36)%      (1.07)%         (0.01)%       (0.26)%      (0.92)%1
   Portfolio turnover rate                    57%            57%          57%            260%          260%         260%



                                               FOR THE YEAR ENDED MAY 31,
                                      ------------------------------------------
                                              1997                   1996
                                      ------------------   ---------------------
                                       CLASS I   CLASS A    CLASS I      CLASS A
                                      --------   -------   --------      -------
Net asset value,
   beginning of period                $  18.02    $18.05    $  14.77     $14.79
                                      --------    ------    --------     ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment
     income/(loss)                        0.09      0.05        0.14       0.10
   Net gain on securities
     (realized and unrealized)            4.66      4.66        3.46       3.47
                                      --------    ------    --------     ------
     Total from investment
       operations                         4.75      4.71        3.60       3.57
                                      --------    ------    --------     ------
LESS DISTRIBUTIONS
   Dividends from net
     investment income                   (0.09)    (0.05)      (0.14)     (0.10)
   Distributions in excess of
     net investment income               (0.02)    (0.01)      (0.02)     (0.02)
   Distributions from net
     realized capital gains              (4.03)    (4.03)      (0.19)     (0.19)
                                      --------    ------    --------     ------
     Total distributions                 (4.14)    (4.09)      (0.35)     (0.31)
                                      --------    ------    --------     ------
Net asset value,
   end of period                      $  18.63    $18.67    $  18.02     $18.05
                                      ========    ======    ========     ======
TOTAL RETURN                             29.57%    29.24%4     24.61%     24.34%4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                       $255,594    $6,931    $166,671     $6,013
   Ratio of expenses to
     average net assets                   0.97%     1.22%       1.01%      1.26%
   Ratio of net investment
     income/(loss) to average
     net assets                           0.49%     0.25%       0.85%      0.60%
   Ratio of expenses to
     average net assets
     before fee waivers                   0.97%     1.22%       1.03%      1.28%
   Ratio of net investment
     income/(loss) to average
     net assets before
     fee waivers                          0.49%     0.25%       0.83%      0.58%
   Portfolio turnover rate                 197%      197%         74%        74%

1  ANNUALIZED.
2  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.
5  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.


                             See Accompanying Notes
                                       7

FINANCIAL HIGHLIGHTS
ARMADA EQUITY INCOME FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 FOR THE SIX MONTHS ENDED
                                                     NOVEMBER 30, 2000                               FOR THE YEAR ENDED
                                                        (UNAUDITED)                                     MAY 31, 2000
                                      ----------------------------------------------    -----------------------------------------
                                        CLASS I     CLASS A     CLASS B      CLASS C    CLASS I    CLASS A    CLASS B    CLASS C2
                                      ----------    -------     --------     -------    --------   --------   --------   --------
Net asset value,
   beginning of period                $    16.03    $ 16.00     $  15.93      $15.93    $  18.80   $ 18.79     $18.69     $15.27
                                      ----------    -------     --------      ------    --------   -------     ------     ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income                    0.14       0.14         0.11        0.07        0.35      0.30       0.19       0.08
   Net gain/(loss) on securities
      (realized and unrealized)             0.45       0.43         0.41        0.44       (1.85)    (1.87)     (1.84)      0.63
                                      ----------    -------     --------      ------    --------   -------     ------     ------
      Total from investment
        operations                          0.59       0.57         0.52        0.51       (1.50)    (1.57)     (1.65)      0.71
                                      ----------    -------     --------      ------    --------   -------     ------     ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                    (0.15)     (0.14)       (0.08)      (0.09)      (0.36)    (0.31)     (0.20)     (0.05)
   Distributions from net
      realized capital gains               (0.32)     (0.32)       (0.32)      (0.32)      (0.91)    (0.91)     (0.91)     (0.00)
                                      ----------    -------      -------      ------    --------   -------     ------     ------
      Total distributions                  (0.47)     (0.46)       (0.40)      (0.41)      (1.27)    (1.22)     (1.11)     (0.05)
                                      ----------    -------      -------      ------    --------   -------     ------     ------
Net asset value,
   end of period                      $    16.15    $ 16.11      $ 16.05      $16.03    $  16.03   $ 16.00     $15.93     $15.93
                                      ==========    =======      =======      ======    ========   =======     ======
TOTAL RETURN                                3.82%3     3.64%3,4     3.36%3,4    3.31%3,4   (7.95)%   (8.30)%4   (8.77)%4    4.65%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                        $648,363    $44,173      $12,504        $125    $500,135   $ 9,070     $1,357     $  105
   Ratio of expenses to
      average net assets                    0.92%1     1.17%1       1.90%1      1.90%1      0.92%     1.17%      1.88%      1.88%1
   Ratio of net investment
      income to average
      net assets                            1.78%1     1.59%1       0.85%1      0.85%1      2.07%     1.82%      1.11%      1.11%1
   Ratio of expenses to
      average net assets
      before fee waivers                    0.98%1     1.23%1       1.90%1      1.90%1      0.98%     1.23%      1.88%      1.88%1
   Ratio of net investment
      income to average
      net assets before
      fee waivers                           1.72%1     1.53%1       0.85%1      0.85%1      2.01%     1.76%      1.11%      1.11%1
   Portfolio turnover rate                    46%        46%          46%         46%         40%       40%        40%        40%

1  ANNUALIZED.
2  CLASS C COMMENCED OPERATIONS ON JANUARY 27, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes
                                       8

                                                            FINANCIAL HIGHLIGHTS
                                                       ARMADA EQUITY INCOME FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                       FOR THE YEAR ENDED MAY 31,
                                       ---------------------------------------------------------------------------------
                                                      1999                                        1998
                                       --------------------------------------       ------------------------------------
                                        CLASS I         CLASS A       CLASS B        CLASS I       CLASS A      CLASS B2
                                       ----------       -------       -------       ---------      --------     --------
Net asset value,
   beginning of period                  $  17.53        $ 17.51       $17.54        $  14.87        $14.86       $16.28
                                        --------        -------       ------        --------        ------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment
   income                                   0.30           0.21         0.17            0.27          0.26         0.46
   Net gain on securities
   (realized and unrealized)                1.50           1.55         1.39            3.44          3.41         0.86
                                        --------        -------       ------        --------        ------       ------
      Total from investment
         operations                         1.80           1.76         1.56            3.71          3.67         1.32
                                        --------        -------       ------        --------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                    (0.28)         (0.23)       (0.16)          (0.32)        (0.29)       (0.06)
   Distributions from net
      realized capital gains               (0.25)         (0.25)       (0.25)          (0.73)        (0.73)       (0.00)
                                        --------        -------       ------        --------        ------       ------
      Total distributions                  (0.53)         (0.48)       (0.41)          (1.05)        (1.02)       (0.06)
                                        --------        -------       ------        --------        ------       ------
Net asset value,
   end of period                         $ 18.80        $ 18.79       $18.69        $  17.53        $17.51       $17.54
                                        ========        =======       ======        ========        ======       ======
TOTAL RETURN                               10.62%         10.40%3       9.14%3         25.69%        25.41%3      25.58%1,3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                         $548,361       $11,075       $  997        $193,923        $2,151       $    3
   Ratio of expenses to
      average net assets                    0.93%          1.18%        1.89%           0.92%         1.17%        1.86%1
   Ratio of net investment
      income to average
      net assets                            2.07%          1.82%        1.11%           1.80%         1.62%        0.68%1
   Ratio of expenses to
      average net assets
      before fee waivers                    0.93%          1.18%        1.89%           0.92%         1.17%        1.86%1
   Ratio of net investment
      income to average
      net assets before
      fee waivers                           2.07%          1.82%        1.11%           1.80%         1.62%        0.68%1
   Portfolio turnover rate                    19%            19%          19%             18%           18%          18%



                                               FOR THE YEAR ENDED MAY 31,
                                      ------------------------------------------
                                              1997                   1996
                                      ------------------   ---------------------
                                       CLASS I   CLASS A   CLASS I       CLASS A
                                      --------   -------   --------      -------
Net asset value,
   beginning of period                $  12.66    $12.65    $ 11.01       $11.01
                                      --------    ------    -------       ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment
      income                              0.30      0.31       0.34         0.33
   Net gain on securities
      (realized and unrealized)           2.73      2.68       1.79         1.77
                                      --------    ------    -------       ------
      Total from investment
         operations                       3.03      2.99       2.13         2.10
                                      --------    ------    -------       ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                  (0.31)    (0.27)     (0.34)       (0.32)
   Distributions from net
      realized capital gains             (0.51)    (0.51)     (0.14)       (0.14)
                                      --------    ------    -------       ------
      Total distributions                (0.82)    (0.78)     (0.48)       (0.46)
                                      --------    ------    -------       ------
Net asset value,
   end of period                      $  14.87    $14.86    $ 12.66       $12.65
                                      ========    ======    =======       ======
TOTAL RETURN                             24.62%    24.33%3    19.72%       19.37%3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                      $127,130    $  410    $61,978       $  263
   Ratio of expenses to
      average net assets                  1.01%     1.26%      1.06%        1.31%
   Ratio of net investment
      income to average
      net assets                          2.44%     2.17%      3.02%        2.75%
   Ratio of expenses to
      average net assets
      before fee waivers                  1.01%     1.26%      1.08%        1.32%
   Ratio of net investment
      income to average
      net assets before
      fee waivers                         2.44%     2.17%      3.00%        2.74%
   Portfolio turnover rate                  35%       35%        53%          53%

1  ANNUALIZED.
2  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
3  TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes
                                       9

FINANCIAL HIGHLIGHTS
ARMADA EQUITY INDEX FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            FOR THE SIX MONTHS ENDED
                                                NOVEMBER 30, 2000                                FOR THE YEAR ENDED
                                                  (UNAUDITED)                                       MAY 31, 2000
                               -----------------------------------------------       -------------------------------------------
                               CLASS I      CLASS A       CLASS B      CLASS C        CLASS I    CLASS A   CLASS B2     CLASS C2
                               --------     --------      -------      -------        -------    -------   --------     --------
Net asset value,
   beginning of period         $  12.25      $12.22        $12.20       $12.20        $ 11.32     $11.29    $12.04      $ 12.61
                               --------      ------        ------       ------        -------     ------    ------      -------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment
      income/(loss)                0.06        0.04         (0.00)       (0.00)          0.13       0.09      0.01         0.01
   Net gain/(loss) on
      securities (realized and
      unrealized)                 (0.90)      (0.89)        (0.90)       (0.89)          0.99       1.01      0.17        (0.41)
                               --------      ------        ------       ------        -------     ------    ------      -------
      Total from investment
         operations               (0.84)      (0.85)        (0.90)       (0.89)          1.12       1.10      0.18        (0.40)
                               --------      ------        ------       ------        -------     ------    ------      -------
LESS DISTRIBUTIONS
   Dividends from net
      investment income           (0.06)      (0.05)        (0.01)       (0.01)         (0.13)     (0.11)    (0.02)       (0.01)
   Distributions from net
      realized capital gains      (0.00)      (0.00)        (0.00)       (0.00)         (0.06)     (0.06)    (0.00)       (0.00)
                               --------      ------        ------       ------        -------     ------    ------      -------
      Total distributions         (0.06)      (0.05)        (0.01)       (0.01)         (0.19)     (0.17)    (0.02)       (0.01)
                               --------      ------        ------       ------        -------     ------    ------      -------

Net asset value,
   end of period               $  11.35      $11.32        $11.29       $11.30        $  12.25    $12.22    $12.20      $ 12.20
                               ========      ======        ======       ======        ========    ======    ======      =======
TOTAL RETURN                      (6.88)%3    (7.02)3,4     (7.37)%3,4   (7.33)%3,4       9.92%     9.70%4    1.46%3,4    (3.17)%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets,
      end of period
      (in 000's)               $303,011      $7,798        $  835       $  412        $354,637    $8,253    $  524      $   277
   Ratio of expenses to
      average net assets           0.34%1      0.59%1        1.34%1       1.34%1         0.34%      0.59%     1.34%1       1.34%1
   Ratio of net investment
      income/(loss) to average
      net assets                   0.89%1      0.64%1       (0.11)%1     (0.11)%1        1.02%      0.77%     0.02%1       0.02%1
   Ratio of expenses to
      average net assets
      before fee waivers           0.59%1      0.84%1        1.49%1       1.49%1         0.59%      0.84%     1.49%1       1.49%1
   Ratio of net investment
      income/(loss) to average
      net assets before
      fee waivers                  0.64%1      0.39%1       (0.36)%1     (0.36)%1        0.77%      0.52%    (0.13)%1     (0.13)%1
   Portfolio turnover rate            5%          5%            5%           5%            48%        48%       48%          48%



                                FOR THE PERIOD ENDED
                                     MAY 31, 1999
                               -----------------------
                                CLASS I2      CLASS A2
                                ---------     --------
Net asset value,
   beginning of period           $  10.00      $ 9.09
                                 --------      ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment
      income/(loss)                  0.11        0.07
   Net gain/(loss) on
      securities (realized and
      unrealized)                    1.29        2.18
                                 --------      ------
      Total from investment
         operations                  1.40        2.25
                                 --------      ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.08)      (0.05)
   Distributions from net
      realized capital gains        (0.00)      (0.00)
                                 --------      ------
      Total distributions           (0.08)      (0.05)
                                 --------      ------

Net asset value,
   end of period                 $  11.32      $11.29
                                 ========      ======
TOTAL RETURN                        14.16%3     24.83%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets,
      end of period
      (in 000's)                 $253,854      $3,892
   Ratio of expenses to
      average net assets             0.20%1      0.36%1
   Ratio of net investment
      income/(loss) to average
      net assets                     1.38%1      1.22%1
   Ratio of expenses to
      average net assets
      before fee waivers             0.55%1      0.71%1
   Ratio of net investment
      income/(loss) to average
      net assets before
      fee waivers                    1.03%1      0.87%1
   Portfolio turnover rate              9%          9%

1 ANNUALIZED.
2 CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON JULY 10, 1998,
  OCTOBER 15, 1998, JANUARY 4, 2000, AND JANUARY 17, 2000, RESPECTIVELY.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
4 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes
                                       10

                                                            FINANCIAL HIGHLIGHTS
                                                ARMADA INTERNATIONAL EQUITY FUND


FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                FOR THE SIX MONTHS ENDED
                                                    NOVEMBER 30, 2000                                FOR THE YEAR ENDED
                                                       (UNAUDITED)                                      MAY 31, 2000
                                    -----------------------------------------------      ---------------------------------------
                                    CLASS I       CLASS A      CLASS B      CLASS C      CLASS I     CLASS A   CLASS B  CLASS C2
                                    --------      -------      -------      -------      --------    -------   -------  --------
Net asset value,
   beginning of period              $  15.05      $ 14.97       $14.83       $14.83      $  10.91    $10.87    $10.83    $15.37
                                    --------      -------       ------       ------      --------    ------    ------    ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income/(loss)         0.025       0.005        (0.05)5      (0.05)5        0.01     (0.03)    (0.10)    (0.04)
   Net gain/(loss) on securities
      (realized and unrealized)        (1.71)       (1.69)       (1.67)       (1.66)         4.23      4.21      4.17     (0.50)
                                    --------      -------       ------       ------      --------    ------    ------    ------
      Total from investment
         operations                    (1.69)       (1.69)       (1.72)       (1.71)         4.24      4.18      4.07     (0.54)
                                    --------      -------       ------       ------      --------    ------    ------    ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                (0.00)       (0.00)       (0.00)       (0.00)        (0.03)    (0.01)    (0.00)    (0.00)
   Distributions from net realized
      capital gains                    (1.00)       (1.00)       (1.00)       (1.00)        (0.07)    (0.07)    (0.07)    (0.00)
                                    --------      -------       ------       ------      --------    ------    ------    ------
      Total distributions              (1.00)       (1.00)       (1.00)       (1.00)        (0.10)    (0.08)    (0.07)    (0.00)
                                    --------      -------       ------       ------      --------    ------    ------    ------
Net asset value,
   end of period                    $  12.36      $ 12.28       $12.11       $12.12      $  15.05    $14.97    $14.83    $14.83
                                    ========      =======       ======       ======      ========    ======    ======    ======
TOTAL RETURN                          (12.32)%3    (12.39)%3,4  (12.73)%3,4  (12.66)%3,4    38.90%    38.50%4   37.61%4   (3.51)%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                    $620,987      $19,055       $6,558       $  162      $425,328    $3,618    $  623    $  165
   Ratio of expenses to
      average net assets                1.37%1       1.62%1       2.33%1       2.33%1        1.43%     1.68%     2.39%     2.39%1
   Ratio of net investment
      income/(loss) to average
      net assets                       (0.28)%1     (0.53)%1     (1.24)%1     (1.24)%1       0.06%    (0.19)%   (0.90)%   (0.90)%1
   Ratio of expenses to
      average net assets
      before fee waivers                1.43%1       1.68%1       2.33%1       2.33%1        1.49%     1.74%     2.39%     2.39%1
   Ratio of net investment
      income/(loss) to average
      net assets before fee waivers    (0.34)%1     (0.58)%1     (1.24)%1     (1.24)%1       0.00%    (0.25)%   (0.90)%   (0.90)%1
   Portfolio turnover rate                83%          83%          83%         83%           124%      124%      124%      124%

1  ANNUALIZED.
2  CLASS C COMMENCED OPERATIONS ON JANUARY 5, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.
5  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

                             See Accompanying Notes
                                       11

FINANCIAL HIGHLIGHTS
ARMADA INTERNATIONAL EQUITY FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                       FOR THE YEAR ENDED                  FOR THE PERIOD ENDED
                                                          MAY 31, 1999                         MAY 31, 1998
                                                 ------------------------------      ---------------------------------
                                                 CLASS I    CLASS A     CLASS B      CLASS I2    CLASS A2    CLASS B2
                                                 -------    -------     -------      --------    --------    --------
Net asset value,
   beginning of period                          $  10.86    $10.82      $10.83       $  10.00     $10.00      $ 9.30
                                                --------    ------      ------       --------     ------      ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income/(loss)                    (0.01)    (0.01)      (0.07)          0.08       0.04        0.05
   Net gain on securities
      (realized and unrealized)                     0.11      0.10        0.08           0.79       0.79        1.48
                                                --------    ------      ------       --------     ------      ------
      Total from investment
         operations                                 0.10      0.09        0.01           0.87       0.83        1.53
                                                --------    ------      ------       --------     ------      ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                            (0.05)    (0.04)      (0.01)         (0.01)     (0.01)      (0.00)
   Distributions from net
      realized capital gains                       (0.00)    (0.00)      (0.00)         (0.00)     (0.00)      (0.00)
                                                --------    ------      ------       --------     ------      ------
      Total distributions                          (0.05)    (0.04)      (0.01)         (0.01)     (0.01)      (0.00)
                                                --------    ------      ------       --------     ------      ------
Net asset value,
   end of period                                $  10.91    $10.87      $10.83       $  10.86     $10.82      $10.83
                                                ========    ======      ======       ========     ======      ======
TOTAL RETURN                                        0.95%     0.84%4      0.10%4         8.76%3     8.28%3,4   16.45%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                                $199,205    $1,127      $   42       $135,942     $  276      $    1
   Ratio of expenses to
      average net assets                            1.43%     1.68%       2.43%          1.09%1     1.39%1      2.08%1
   Ratio of net investment income/
      (loss) to average net assets                  0.12%    (0.04)%     (0.80)%         1.19%1     1.49%1      0.59%1
   Ratio of expenses to
      average net assets
      before fee waivers                            1.43%     1.68%       2.43%          1.24%1     1.47%1      2.14%1
   Ratio of net investment income/
      (loss) to average net assets
      before fee waivers                            0.12%    (0.04)%     (0.80)%         1.04%1     1.41%1      0.53%1
   Portfolio turnover rate                            78%       78%         78%            28%        28%         28%

1 ANNUALIZED.
2 CLASS I, CLASS A, AND CLASS B COMMENCED OPERATIONS ON AUGUST 1, 1997,
  AUGUST 1, 1997, JANUARY 6, 1998, RESPECTIVELY.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes
                                       12

                                                            FINANCIAL HIGHLIGHTS
                                                     ARMADA LARGE CAP ULTRA FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                        FOR THE SIX MONTHS ENDED
                                                            NOVEMBER 30, 2000                           FOR THE YEAR ENDED
                                                               (UNAUDITED)                                  MAY 31, 2000
                                           ------------------------------------------------       --------------------------------
                                           CLASS I      CLASS A       CLASS B      CLASS C2       CLASS I      CLASS A     CLASS B
                                           --------     -------       -------      --------       --------     --------    -------
Net asset value,
   beginning of period                     $  20.09     $ 19.81       $ 19.08       $20.22        $  19.81     $ 19.67     $ 19.21
                                           --------     -------       -------       ------        --------     -------     -------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income/(loss)                0.07        0.04         (0.04)       (0.06)          (0.02)      (0.06)      (0.13)
   Net gain/(loss) on securities
      (realized and unrealized)               (3.02)      (2.96)        (2.84)       (3.88)           5.08        4.98        4.78
                                           --------     -------       -------       ------        --------     -------     -------
      Total from investment
         operations                           (2.95)      (2.92)        (2.88)       (3.94)           5.06        4.92        4.65
                                           --------     -------       -------       ------        --------     -------     -------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                       (0.00)      (0.00)        (0.00)       (0.00)          (0.00)      (0.00)      (0.00)
   Distributions from net
      realized capital gains                  (0.00)      (0.00)        (0.00)       (0.00)          (4.78)      (4.78)      (4.78)
                                           --------     -------       -------       ------        --------     -------     -------
      Total distributions                     (0.00)      (0.00)        (0.00)       (0.00)          (4.78)      (4.78)      (4.78)
                                           --------     -------       -------       ------        --------     -------     -------
Net asset value,
   end of period                           $  17.14     $ 16.89       $ 16.20       $16.28        $  20.09     $ 19.81     $ 19.08
                                           ========     =======       =======       ======        ========     =======     =======
TOTAL RETURN                                 (14.68)%3   (14.74)%3,4   (15.09)%3,4  (19.49)%3,4      27.25%      26.66%4     25.81%4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                           $233,399     $16,825       $12,948       $    5        $278,697      $21,550    $15,770
   Ratio of expenses to
      average net assets                       0.93%1      1.18%1        1.89%1       1.89%1          1.05%        1.30%      2.05%
   Ratio of net investment
      loss to average net assets              (0.38)%1    (0.63)%1      (1.34)%1     (1.34)%1        (0.36)%      (0.61)%    (1.36)%
   Ratio of expenses to
      average net assets
      before fee waivers                       0.99%1      1.24%1        1.89%1       1.89%1          1.05%        1.30%      2.05%
   Ratio of net investment
      loss to average net assets
      before fee waivers                      (0.44)%1    (0.69)%1      (1.34)%1     (1.34)%1        (0.36)%      (0.61)%    (1.36)%
   Portfolio turnover rate                       65%         65%           65%          65%             82%          82%        82%

1  ANNUALIZED.
2  CLASS C COMMENCED OPERATIONS ON JUNE 15, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes
                                       13

FINANCIAL HIGHLIGHTS
ARMADA LARGE CAP ULTRA FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                            FOR THE YEAR ENDED                          FOR THE ELEVEN MONTHS ENDED
                                               MAY 31, 1999                                     MAY 31, 1998
                                    --------------------------------        -----------------------------------------------------
                                    CLASS I      CLASS A     CLASS B        CLASS I       CLASS A         CLASS B       CLASS C4
                                    --------     -------     -------        --------      -------         -------       --------
Net asset value,
   beginning of period              $  16.27     $ 16.19     $ 15.95        $  14.48      $ 14.44         $ 14.34        $14.28
                                    --------     -------     -------        --------      -------         -------        ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment loss                 (0.06)      (0.11)      (0.23)          (0.03)       (0.06)          (0.12)        (0.06)
   Net gain on securities
      (realized and unrealized)         3.90        3.89        3.79            3.52         3.51            3.43          3.32
                                    --------     -------     -------        --------      -------         -------        ------
      Total from investment
         operations                     3.84        3.78        3.56            3.49         3.45            3.31          3.26
                                    --------     -------     -------        --------      -------         -------        ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                (0.00)      (0.00)      (0.00)          (0.03)       (0.03)          (0.03)        (0.03)
   Distributions from net
      realized capital gains           (0.30)      (0.30)      (0.30)          (1.67)       (1.67)          (1.67)        (1.67)
                                    --------     -------     -------        --------      -------         -------        ------
      Total distributions              (0.30)      (0.30)      (0.30)          (1.70)       (1.70)          (1.70)        (1.70)
                                    --------     -------     -------        --------      -------         -------        ------
Net asset value,
   end of period                    $  19.81     $ 19.67     $ 19.21        $  16.27      $ 16.19         $ 15.95        $15.84
                                    ========     =======     =======        ========      =======         =======        ======
TOTAL RETURN                           23.67%      23.42%3     22.38%3         26.18%1      25.95%1,3       25.12%1,3     24.87%1,3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                    $409,107     $24,513     $14,128        $358,221      $21,628         $10,169        $  268
   Ratio of expenses to
      average net assets                1.10%       1.35%       2.11%           1.10%2       1.35%2          2.09%2        2.09%2
   Ratio of net investment
      loss to average net assets       (0.33)%     (0.59)%     (1.34)%         (0.19)%2     (0.45)%2        (1.21)%2      (1.24)%2
   Ratio of expenses to
      average net assets
      before fee waivers                1.10%       1.35%       2.11%           1.10%2       1.35%2          2.09%2        2.09%2
   Ratio of net investment
      loss to average net assets
      before fee waivers               (0.33)%     (0.59)%     (1.34)%         (0.19)%2     (0.45)%2        (1.21)%2      (1.24)%2
   Portfolio turnover rate                51%         51%         51%             25%          25%             25%           25%

1  TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
2  ANNUALIZED.
3  TOTAL RETURN EXCLUDES SALES CHARGE.
4 ON AUGUST 28, 1998, THE INVESTOR C PLAN WAS TERMINATED IN CONNECTION WITH THE
  CLOSING OF SUCH SHARE CLASS.


                             See Accompanying Notes

                                                            FINANCIAL HIGHLIGHTS
                                                     ARMADA LARGE CAP ULTRA FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                     FOR THE YEAR ENDED                           FOR THE PERIOD ENDED
                                                        JUNE 30, 1997                                JUNE 30, 1996 1
                                        ----------------------------------------     --------------------------------------------
                                        CLASS I    CLASS A    CLASS B    CLASS C     CLASS I      CLASS A     CLASS B     CLASS C
                                        --------   -------    -------    -------     --------     -------     -------    --------
Net asset value,
   beginning of period                  $  11.25   $ 11.23    $11.22     $ 11.16     $  10.00     $10.00      $10.00     $ 10.00
                                        --------   -------    ------     -------     --------     ------      ------     -------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income/(loss)             0.03     (0.00)    (0.05)      (0.06)        0.03       0.03        0.01       (0.00)
   Net gain on securities
      (realized and unrealized)             3.31      3.30      3.25        3.27         1.25       1.23        1.23        1.17
                                        --------   -------    ------     -------     --------     ------      ------     -------
      Total from investment
         operations                         3.34      3.30      3.20        3.21         1.28       1.26        1.24        1.17
                                        --------   -------    ------     -------     --------     ------      ------     -------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                    (0.03)    (0.01)    (0.00)      (0.01)       (0.03)     (0.03)      (0.00)      (0.00)
   Distributions from net realized
      capital gains                        (0.08)    (0.08)    (0.08)      (0.08)       (0.00)     (0.00)      (0.02)      (0.01)
                                        --------   -------    ------     -------     --------     ------      ------     -------
      Total distributions                  (0.11)    (0.09)    (0.08)      (0.09)       (0.03)     (0.03)      (0.02)      (0.01)
                                        --------   -------    ------     -------     --------     ------      ------     -------
Net asset value,
   end of period                        $  14.48   $ 14.44    $14.34     $ 14.28     $  11.25     $11.23      $11.22     $ 11.16
                                        ========   =======    ======     =======     ========     ======      ======     =======
TOTAL RETURN                               29.81%    29.52%4   28.62%4     28.82%4      12.86%2     8.99%2,4    8.77%2,4    8.14%2,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                        $338,388   $12,260    $4,130     $    42     $274,150     $1,657      $  832      $    2
   Ratio of expenses to
      average net assets                    1.12%     1.37%     2.12%       2.12%        2.19%3     1.40%3      1.78%3      2.24%3
   Ratio of net investment
      income/(loss) to
      average net assets                    0.19%    (0.14)%   (0.88)%     (0.91)%       1.26%3     0.31%3     (0.32)%3    (0.45)%3
   Ratio of expenses to average
      net assets before fee waivers         1.12%     1.37%     2.12%       2.12%        2.26%3     2.62%3      4.07%3      4.25%3
   Ratio of net investment
      income/(loss) to average net
      assets before fee waivers             0.19%    (0.14)%   (0.88)%     (0.91)%       1.19%3    (0.91)%3    (2.61)%3    (2.46)%3
   Portfolio turnover rate                    48%       48%       48%         48%          86%        86%         86%         86%

1  CLASS I COMMENCED OPERATIONS ON DECEMBER 28, 1995.  CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON FEBRUARY 1, 1996.
2  TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
3  ANNUALIZED.
4  TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes
                                       15

FINANCIAL HIGHLIGHTS
ARMADA MID CAP GROWTH FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    FOR THE SIX MONTHS ENDED
                                                        NOVEMBER 30, 2000
                                                           (UNAUDITED)
                                      ---------------------------------------------------
                                       CLASS I       CLASS A        CLASS B      CLASS C2
                                      ---------      -------        -------      --------
Net asset value,
   beginning of period                $   15.84      $ 15.53        $ 13.95       $15.11
                                      ---------      -------        -------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment
      income/(loss)                        0.10 5       0.09 5         0.02 5      (0.09)5
   Net gain/(loss) on securities
      (realized and unrealized)           (3.47)       (3.42)         (3.05)       (4.00)
                                      ---------      -------        -------       ------
      Total from investment
         operations                       (3.37)       (3.33)         (3.03)       (4.09)
                                      ---------      -------        -------       ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                   (0.00)       (0.00)         (0.00)       (0.00)
   Distributions from net
      realized capital gains              (0.00)       (0.00)         (0.00)       (0.00)
                                      ---------      -------        -------       ------
      Total distributions                 (0.00)       (0.00)         (0.00)       (0.00)
                                      ---------      -------        -------       ------
Net asset value,
   end of period                     $    12.47      $ 12.20        $ 10.92       $11.02
                                     ==========      =======        =======       ======
TOTAL RETURN                             (21.28)%3    (21.44)%3,4    (21.72)%3,4  (27.07)%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                       $214,173      $32,241        $13,331       $   27
   Ratio of expenses to
      average net assets                   1.23%1       1.48%1         2.17%1       2.17%1
   Ratio of net investment
      loss to average net assets          (0.55)%1     (0.80)%1        (1.51)%1    (1.51)%1
   Ratio of expenses to
      average net assets
      before fee waivers                   1.29%1       1.54%1         2.17%1       2.17%1
   Ratio of net investment
      loss to average net assets
      before fee waivers                  (0.61)%1     (0.86)%1        (1.51)% 1    (1.51)%1
   Portfolio turnover rate                  122%         122%           122%         122%


                                                         FOR THE YEAR ENDED MAY 31,
                                   ---------------------------------------------------------------------
                                                 2000                                1999
                                   ------------------------------     ----------------------------------
                                    CLASS I    CLASS A    CLASS B      CLASS I     CLASS A       CLASS B
                                   --------    -------    -------     --------     -------       -------
Net asset value,
   beginning of period             $  14.27    $ 14.10    $ 13.14     $  15.12     $ 14.98       $ 14.20
                                   --------    -------    -------     --------     -------       -------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment
      income/(loss)                   (0.12)5    (0.15)5    (0.24)5      (0.14)      (0.19)        (0.28)
   Net gain/(loss) on securities
      (realized and unrealized)        6.34       6.23       5.70         1.13        1.15          1.06
                                   --------    -------    -------     --------     -------       -------
      Total from investment
         operations                    6.22       6.08       5.46         0.99        0.96          0.78
                                   --------    -------    -------     --------     -------       -------
LESS DISTRIBUTIONS
   Dividends from net
      investment income               (0.00)     (0.00)     (0.00)       (0.00)      (0.00)        (0.00)
   Distributions from net
      realized capital gains          (4.65)     (4.65)     (4.65)       (1.84)      (1.84)        (1.84)
                                   --------    -------    -------     --------     -------       -------
      Total distributions             (4.65)     (4.65)     (4.65)       (1.84)      (1.84)        (1.84)
                                   --------    -------    -------     --------     -------       -------
Net asset value,
   end of period                   $  15.84    $ 15.53    $ 13.95     $  14.27     $ 14.10       $ 13.14
                                   ========    =======    =======     ========     =======       =======
TOTAL RETURN                          51.90%     51.48%4    50.40%4       8.20%       8.08%4        7.19%4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                   $281,161    $46,183    $18,584     $319,733     $50,605       $16,629
   Ratio of expenses to
      average net assets               1.29%      1.54%      2.29%        1.32%       1.57%         2.32%
   Ratio of net investment
      loss to average net assets      (0.75)%    (1.00)%    (1.75)%      (0.75)%     (1.00)%       (1.75)%
   Ratio of expenses to
      average net assets
      before fee waivers               1.29%      1.54%      2.29%        1.32%       1.57%         2.32%
   Ratio of net investment
      loss to average net assets
      before fee waivers              (0.75)%    (1.00)%    (1.75)%      (0.75)%     (1.00)%       (1.75)%
   Portfolio turnover rate              110%       110%       110%         100%        100%          100%

1  ANNUALIZED
2  CLASS C COMMENCED OPERATIONS ON JUNE 15, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.
5 CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.


                             See Accompanying Notes
                                       16

                                                            FINANCIAL HIGHLIGHTS
                                                      ARMADA MID CAP GROWTH FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   ELEVEN MONTHS ENDED                            FOR THE YEAR ENDED
                                                      MAY 31, 1998                                   JUNE 30, 1997
                                    ---------------------------------------------      -----------------------------------------
                                    CLASS I      CLASS A      CLASS B     CLASS C      CLASS I     CLASS A    CLASS B    CLASS C
                                    --------     -------      -------     -------      --------    -------    -------    -------
Net asset value,
   beginning of period              $  15.82     $ 15.72      $ 15.12      $15.24      $  20.83    $ 20.71    $ 20.28    $20.36
                                    --------     -------      -------      ------      --------    -------    -------    ------

INCOME FROM INVESTMENT
   OPERATIONS
   Net investment loss                 (0.11)      (0.14)       (0.23)      (0.23)        (0.13)     (0.16)     (0.24)    (0.21)
   Net gain on securities
      (realized and unrealized)         2.52        2.51         2.42        2.46          1.25       1.30       1.21      1.22
                                    --------     -------      -------      ------      --------    -------    -------    ------
      Total from investment
         operations                     2.41        2.37         2.19        2.23          1.12       1.14       0.97      1.01
                                    --------     -------      -------      ------      --------    -------    -------    ------

LESS DISTRIBUTIONS
   Dividends from net
      investment income                 0.00        0.00         0.00        0.00          0.00       0.00       0.00      0.00
   Distributions from net
      realized capital gains           (3.11)      (3.11)       (3.11)      (3.11)        (6.13)     (6.13)     (6.13)    (6.13)
                                    --------     -------      -------      ------      --------    -------    -------    ------
      Total Distributions              (3.11)      (3.11)       (3.11)      (3.11)        (6.13)     (6.13)     (6.13)    (6.13)
                                    --------     -------      -------      ------      --------    -------    -------    ------
Net asset value,
   end of period                    $  15.12     $ 14.98      $ 14.20      $14.36      $  15.82    $ 15.72    $ 15.12    $15.24
                                    ========     =======      =======      ======      ========    =======    =======    ======
TOTAL RETURN                           16.98%1     16.84%1,3    16.27%1,3   16.44%1,3      5.58%      5.78%3     4.94%3    5.17%3
RATIOS/SUPPLEMENTARY DATA:
   Net assets, end of period
      (in 000's)                    $518,080     $90,183      $23,780      $2,228      $544,082    $80,634    $21,994    $2,018
   Ratio of expenses to
      average net assets                1.30%2      1.55%2       2.30%2      2.30%2        1.31%      1.56%      2.31%     2.31%
   Ratio of net investment
      loss to average net assets       (0.77)%2    (1.02)%2     (1.77)%2    (1.77)%2      (0.80)%    (1.05)%    (1.80)%   (1.80)%
   Ratio of expenses to
      average net assets
      before fee waivers                1.30%2      1.55%2       2.30%2      2.30%2        1.31%      1.56%      2.31%     2.31%
   Ratio of net investment
      loss to average net assets
      before fee waivers               (0.77)%2    (1.02)%2     (1.77)%2    (1.77)%2      (0.80)%    (1.05)%    (1.80)%   (1.80)%
   Portfolio turnover                     38%         38%          38%         38%           38%        38%        38%       38%

1 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 2 ANNUALIZED.
3  TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA MID CAP GROWTH FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  FOR THE YEAR ENDED                               FOR THE YEAR ENDED
                                                     JUNE 30, 1996                                   JUNE 30, 1995
                                    ---------------------------------------------      -----------------------------------------
                                    CLASS I      CLASS A      CLASS B     CLASS C      CLASS I     CLASS A    CLASS B   CLASS C1
                                    --------     -------      -------     -------      --------    -------    -------   --------
Net asset value,
   beginning of period              $  16.62     $ 16.56      $ 16.35      $16.40      $  14.70    $ 14.69    $ 14.63    $16.29
                                    --------     -------      -------      ------      --------    -------    -------    ------

INCOME FROM INVESTMENT
   OPERATIONS
   Net investment loss                 (0.16)      (0.16)       (0.23)      (0.17)        (0.08)     (0.12)     (0.11)    (0.02)
   Net gain on securities
      (realized and unrealized)         5.03        4.97         4.82        4.79          3.47       3.46       3.30      1.60
                                    --------     -------      -------      ------      --------    -------    -------    ------
      Total from investment
         operations                     4.87        4.81         4.59        4.62          3.39       3.34       3.19      1.58
                                    --------     -------      -------      ------      --------    -------    -------    ------

LESS DISTRIBUTIONS
   Dividends from net
      investment income                (0.00)      (0.00)       (0.00)      (0.00)        (0.00)     (0.00)     (0.00)    (0.00)
   Distributions from net
      realized capital gains           (0.66)      (0.66)       (0.66)      (0.66)        (0.49)     (0.48)     (0.48)    (0.00)
   Distributions in excess of
      net realized capital gains       (0.00)      (0.00)       (0.00)      (0.00)        (0.98)     (0.99)     (0.99)    (1.47)
                                    --------     -------      -------      ------      --------    -------    -------    ------
      Total Distributions              (0.66)      (0.66)       (0.66)      (0.66)        (1.47)     (1.47)     (1.47)    (1.47)
                                    --------     -------      -------      ------      --------    -------    -------    ------
Net asset value,
   end of period                    $  20.83     $ 20.71      $ 20.28      $20.36      $  16.62    $ 16.56    $ 16.35    $16.40
                                    ========     =======      =======      ======      ========    =======    =======    ======
TOTAL RETURN                           29.83%      29.57%4      28.59%4     28.69%4       25.20%     24.85%4    23.88%4   23.56%3,4
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period
      in (000's)                    $650,495     $66,260      $15,840      $1,088      $683,320    $43,803    $ 6,073     $ 153
   Ratio of expenses to
      average net assets                1.29%       1.54%        2.29%       2.29%         1.29%      1.51%      2.29%     2.27%2
   Ratio of net investment loss
      to average net assets            (0.68)%     (0.94)%      (1.70)%     (1.73)%       (0.64)%    (0.87)%    (1.61)%   (1.43)%2
   Ratio of expenses to
      average net assets
      before fee waivers                1.29%       1.54%        2.29%       2.29%         1.29%      1.54%      2.54%     2.53%2
   Ratio of net investment loss to
      average net assets
      before fee waivers               (0.68)%     (0.94)%      (1.70)%     (1.73)%       (0.65)%    (0.90)%    (1.87)%   (1.70)%2
   Portfolio turnover                     49%         49%          49%         49%           46%        46%        46%       46%

1  PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF INVESTOR C SHARES) TO JUNE 30, 1995.
2  ANNUALIZED.
3  REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY
   1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE INVESTOR C SHARES FOR
   THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995.
4 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes
                                       18

                                                            FINANCIAL HIGHLIGHTS
                                                    ARMADA SMALL CAP GROWTH FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               FOR THE SIX MONTHS ENDED
                                                   NOVEMBER 30, 2000                             FOR THE YEAR ENDED
                                                       (UNAUDITED)                                   MAY 31, 2000
                                    ---------------------------------------------      -----------------------------------------
                                    CLASS I      CLASS A      CLASS B     CLASS C      CLASS I     CLASS A    CLASS B   CLASS C1
                                    --------     -------      -------     -------      --------    -------    -------   --------
Net asset value,
   beginning of period              $  14.91     $ 14.81      $ 14.58      $14.57      $  10.14     $10.11     $10.01    $16.20
                                    --------     -------      -------      ------      --------     ------     ------    ------

INCOME FROM INVESTMENT
   OPERATIONS
   Net investment
      income/(loss)                    0.085       0.065        0.015       0.015         (0.04)5    (0.07)5    (0.17)5   (0.07)5
   Net gain/(loss) on securities
      (realized and unrealized)        (2.77)      (2.75)       (2.69)      (2.67)         4.81       4.77       4.74     (1.56)
                                    --------     -------      -------      ------      --------     ------     ------    ------
      Total from investment
         operations                    (2.69)      (2.69)       (2.68)      (2.66)         4.77       4.70       4.57     (1.63)
                                    --------     -------      -------      ------      --------     ------     ------    ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                (0.00)      (0.00)       (0.00)      (0.00)        (0.00)     (0.00)     (0.00)    (0.00)
   Distributions from net
      realized capital gains           (0.88)      (0.88)       (0.88)      (0.88)        (0.00)     (0.00)     (0.00)    (0.00)
                                    --------     -------      -------      ------      --------     ------     ------    ------
      Total distributions              (0.88)      (0.88)       (0.88)      (0.88)        (0.00)     (0.00)     (0.00)    (0.00)
                                    --------     -------      -------      ------      --------     ------     ------    ------
Net asset value,
   end of period                     $ 11.34     $ 11.24      $ 11.02      $11.03      $  14.91     $14.81     $14.58    $14.57
                                    ========     =======      =======      ======      ========     ======     ======    ======
TOTAL RETURN                          (19.64)%3   (19.78)%3,4  (20.03)%3,4 (19.91)%3,4    47.04%     46.49%4    45.65%4  (10.06)%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                    $268,783     $31,977      $13,426      $  107      $157,306     $2,710     $  372    $   77
   Ratio of expenses to
      average net assets                1.18%1      1.43%1       2.16%1      2.16%1        1.23%      1.48%      2.19%     2.19%1
   Ratio of net investment
      loss to average net assets       (0.29)%1    (0.54)%1     (1.27)%1    (1.27)%1      (0.28)%    (0.53)%    (1.24)%   (1.24)%1
   Ratio of expenses to
      average net assets
      before fee waivers                1.24%1      1.49%1       2.16%1      2.16%1        1.29%      1.54%      2.19%     2.19%1
   Ratio of net investment
      loss to average net assets
      before fee waivers               (0.35)%1     (0.60)%1    (1.27)%1    (1.27)%1      (0.34)%    (0.59)%    (1.24)%   (1.24)%1
   Portfolio turnover rate                95%          95%         95%         95%          155%       155%       155%      155%

1  ANNUALIZED.
2  CLASS C COMMENCED OPERATIONS ON JANUARY 20, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.
5  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA SMALL CAP GROWTH FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                        FOR THE YEAR ENDED                 FOR THE PERIOD ENDED
                                                           MAY 31, 1999                         MAY 31, 1998
                                                 --------------------------------      -------------------------------
                                                 CLASS I      CLASS A     CLASS B       CLASS I2   CLASS A2   CLASS B2
                                                 -------      -------     -------       --------   --------   --------
Net asset value,
   beginning of period                           $ 11.69       $11.68      $11.66        $10.00     $10.00     $10.64
                                                 -------       ------      ------        ------     ------     ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income/(loss)                    (0.03)5      (0.05)5     (0.10)5        0.01       0.01      (0.01)
   Net gain/(loss) on securities
      (realized and unrealized)                    (1.41)       (1.41)      (1.44)         1.72       1.71       1.03
                                                 -------       ------      ------        ------     ------     ------
      Total from investment
         operations                                (1.44)       (1.46)      (1.54)         1.73       1.72       1.02
                                                 -------       ------      ------        ------     ------     ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                            (0.00)       (0.00)      (0.00)        (0.01)     (0.01)     (0.00)
   Distributions from net
      realized capital gains                       (0.11)       (0.11)      (0.11)        (0.03)     (0.03)     (0.00)
                                                 -------       ------      ------       -------     ------     ------
      Total distributions                          (0.11)       (0.11)      (0.11)        (0.04)     (0.04)     (0.00)
                                                 -------       ------      ------       -------     ------     ------
Net asset value,
   end of period                                 $ 10.14       $10.11      $10.01       $ 11.69     $11.68     $11.66
                                                 =======       ======      ======       =======     ======     ======
TOTAL RETURN                                      (12.36)%     (12.54)%4   (13.26)%4      17.35%3    17.18%3,4   9.59%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                                 $80,145       $1,089      $  139       $54,476     $  331      $   1
   Ratio of expenses to
      average net assets                            1.27%        1.51%       2.23%         0.98%1     1.23%1     1.92%1
   Ratio of net investment
      income/(loss) to average
      net assets                                   (0.27)%      (0.51)%     (1.23)%        0.14%1    (0.32)%1   (0.87)%1
   Ratio of expenses to
      average net assets
      before fee waivers                            1.27%        1.51%       2.23%         1.09%1     1.34%1     3.06%1
   Ratio of net investment
      income/(loss) to average
      net assets before fee waivers                (0.27)%      (0.51)%     (1.23)%        0.03%1    (0.43)%1   (2.01)%1
   Portfolio turnover rate                           159%         159%        159%           31%        31%        31%

1 ANNUALIZED.
2 CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON AUGUST 1, 1997,
  AUGUST 1, 1997 AND JANUARY 6, 1998, RESPECTIVELY.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.
5 CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.


                             See Accompanying Notes
                                       20

                                                            FINANCIAL HIGHLIGHTS
                                                     ARMADA SMALL CAP VALUE FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               FOR THE SIX MONTHS ENDED
                                                   NOVEMBER 30, 2000                             FOR THE YEAR ENDED
                                                       (UNAUDITED)                                   MAY 31, 2000
                                    ---------------------------------------------      -----------------------------------------
                                    CLASS I      CLASS A      CLASS B     CLASS C      CLASS I     CLASS A    CLASS B   CLASS C2
                                    --------     -------      -------     -------      --------    -------    -------   --------
Net asset value,
   beginning of period              $  15.15     $ 14.77       $14.62      $14.62      $  13.65     $13.31     $13.19    $13.07
                                    --------     -------       ------      ------      --------     ------     ------    ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income                0.11        0.10         0.04        0.04          0.27       0.27       0.14      0.01
   Net gain on securities
      (realized and unrealized)         1.42        1.37         1.35        1.36          1.45       1.38       1.41      1.54
                                    --------     -------       ------      ------      --------     ------     ------    ------
      Total from investment
         operations                     1.53        1.47         1.39        1.40          1.72       1.65       1.55      1.55
                                    --------     -------       ------      ------      --------     ------     ------    ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                (0.00)      (0.00)       (0.00)      (0.00)        (0.22)     (0.19)     (0.12)    (0.00)
   Distributions from net
      realized capital gains           (0.00)      (0.00)       (0.00)      (0.00)        (0.00)     (0.00)     (0.00)    (0.00)
                                    --------     -------       ------      ------      --------     ------     ------    ------
      Total distributions              (0.00)      (0.00)       (0.00)      (0.00)        (0.22)     (0.19)     (0.12)    (0.00)
                                    --------     -------       ------      ------      --------     ------     ------    ------
Net asset value,
   end of period                    $  16.68     $ 16.24       $16.01      $16.02      $  15.15     $14.77     $14.62    $14.62
                                    ========     =======       ======      ======      ========     ======     ======    ======
TOTAL RETURN                           10.10%3      9.95%3,4     9.51%3,4    9.58%3,4     12.87%     12.59%4    11.87%4   11.86%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                    $412,150     $10,544       $  873      $   79      $354,347     $9,727     $  742    $   68
   Ratio of expenses to
      average net assets                1.18%1      1.43%1       2.13%1      2.13%1        1.21%      1.46%      2.17%     2.17%1
   Ratio of net investment
      income to average net assets      1.49%1      1.24%1       0.54%1      0.54%1        1.97%      1.72%      1.01%     1.01%1
   Ratio of expenses to
      average net assets
      before fee waivers                1.24%1      1.49%1       2.13%1      2.13%1        1.27%      1.52%      2.17%     2.17%1
   Ratio of net investment
      income to average net assets
      before fee waivers                1.43%1      1.18%1       0.54%1      0.54%1        1.91%      1.66%      1.01%     1.01%1
   Portfolio turnover rate                64%         64%          64%         64%          120%       120%       120%      120%

1  ANNUALIZED.
2  CLASS C COMMENCED OPERATIONS ON JANUARY 27, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA SMALL CAP VALUE FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                       FOR THE YEAR ENDED MAY 31,
                                       ---------------------------------------------------------------------------------
                                                         1999                                        1998
                                       --------------------------------------       ------------------------------------
                                        CLASS I         CLASS A       CLASS B        CLASS I       CLASS A      CLASS B2
                                       ----------       -------       -------       ---------      --------     --------
Net asset value,
   beginning of period                  $  15.72        $ 15.47       $15.42        $  15.15       $ 14.95       $15.28
                                        --------        -------       ------        --------       -------       ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income                    0.09           0.06        (0.03)           0.06          0.01         0.00
   Net gain/(loss) on securities
      (realized and unrealized)            (0.78)         (0.85)       (0.87)           2.87          2.84         0.14
                                        --------        -------       ------        --------       -------       ------
      Total from investment
         operations                        (0.69)         (0.79)       (0.90)           2.93          2.85         0.14
                                        --------        -------       ------        --------       -------       ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                    (0.05)         (0.04)       (0.00)          (0.07)        (0.04)       (0.00)
   Distributions in excess of
      net investment income                (0.00)         (0.00)       (0.00)          (0.00)        (0.00)       (0.00)
   Distributions from net
      realized capital gains               (1.33)         (1.33)       (1.33)          (2.29)        (2.29)       (0.00)
                                        --------        -------       ------        --------       -------       ------
      Total distributions                  (1.38)         (1.37)       (1.33)          (2.36)        (2.33)       (0.00)
                                        --------        -------       ------        --------       -------       ------
Net asset value,
      end of period                     $  13.65        $ 13.31       $13.19        $  15.72       $ 15.47       $15.42
                                        ========        =======       ======        ========       =======       ======
TOTAL RETURN                               (3.67)%        (4.38)%3     (5.13)%3        19.82%        19.51%3      19.12%1,3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                        $270,382        $11,542       $  515        $284,295       $10,634       $   61
   Ratio of expenses to
      average net assets                    1.12%          1.38%        2.08%           0.98%         1.23%        1.92%1
   Ratio of net investment
      income/(loss) to average
      net assets                            0.70%          0.44%       (0.26)%          0.43%         0.19%       (0.48)%1
   Ratio of expenses to
      average net assets
      before fee waivers                    1.12%          1.38%        2.08%           0.98%         1.23%        1.92%1
   Ratio of net investment
      income/(loss) to average
      net assets before
      fee waivers                           0.70%          0.44%       (0.26)%          0.43%         0.19%       (0.48)%1
   Portfolio turnover rate                    79%            79%          79%             89%           89%          89%


                                                    FOR THE YEAR ENDED MAY 31,
                                       ---------------------------------------------------
                                                  1997                       1996
                                       -------------------------     ---------------------
                                        CLASS I         CLASS A      CLASS I       CLASS A
                                       ----------       -------      --------      -------
Net asset value,
   beginning of period                   $  13.10       $12.94       $ 11.38       $11.26
                                         --------       ------       -------       ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income                     0.09         0.08          0.08         0.06
   Net gain/(loss) on securities
      (realized and unrealized)              2.90         2.83          2.41         2.37
                                         --------       ------       -------       ------
      Total from investment
         operations                          2.99         2.91          2.49         2.43
                                         --------       ------       -------       ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                     (0.09)       (0.05)        (0.08)       (0.06)
   Distributions in excess of
      net investment income                 (0.00)       (0.00)        (0.02)       (0.02)
   Distributions from net
      realized capital gains                (0.85)       (0.85)        (0.67)       (0.67)
                                         --------       ------       -------       ------
         Total distributions                (0.94)       (0.90)        (0.77)       (0.75)
                                         --------       ------       -------       ------
Net asset value,
      end of period                      $  15.15       $14.95       $ 13.10       $12.94
                                         ========       ======       =======       ======
TOTAL RETURN                                23.61%       23.26%3       22.64%       22.28%3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                         $199,311       $4,929       $99,294       $4,702
   Ratio of expenses to
      average net assets                     0.97%        1.22%         1.05%        1.30%
   Ratio of net investment
      income/(loss) to average
      net assets                             0.83%        0.57%         0.83%        0.58%
   Ratio of expenses to
      average net assets
      before fee waivers                     0.97%        1.22%         1.06%        1.32%
   Ratio of net investment
      income/(loss) to average
      net assets before
      fee waivers                            0.83%        0.51%         0.82%        0.56%
   Portfolio turnover rate                     64%          64%          106%         106%

1  ANNUALIZED.
2  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
3  TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes
                                       22

                                                            FINANCIAL HIGHLIGHTS
                                                  ARMADA TAX MANAGED EQUITY FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            FOR THE SIX MONTHS ENDED
                                                NOVEMBER 30, 2000                                  FOR THE YEAR ENDED
                                                   (UNAUDITED)                                        MAY 31, 2000
                                ------------------------------------------------      -----------------------------------------
                                 CLASS I      CLASS A      CLASS B       CLASS C      CLASS I     CLASS A    CLASS B   CLASS C2
                                --------      -------      -------       -------      --------    -------    -------   --------
Net asset value,
   beginning of period          $  14.29      $ 14.33      $ 14.16       $14.16       $  12.13    $ 12.16    $ 12.12    $14.01
                                --------      -------      -------       ------       --------    -------    -------    ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income/(loss)     0.005       (0.02)5      (0.07)5      (0.08)5         0.03       0.00      (0.07)    (0.03)
   Net gain/(loss) on securities
      (realized and unrealized)    (0.38)       (0.38)       (0.37)       (0.38)          2.16       2.18       2.12      0.18
                                --------      -------      -------       ------       --------    -------    -------    ------
      Total from investment
         operations                (0.38)       (0.40)       (0.44)       (0.46)          2.19       2.18       2.05      0.15
                                --------      -------      -------       ------       --------    -------    -------    ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income            (0.01)       (0.00)       (0.00)       (0.00)         (0.02)     (0.00)     (0.00)    (0.00)
   Distributions from net
      realized capital gains       (0.00)       (0.00)       (0.00)       (0.00)         (0.01)     (0.01)     (0.01)    (0.00)
                                --------      -------      -------       ------       --------    -------    -------    ------
      Total distributions          (0.01)       (0.00)       (0.00)       (0.00)         (0.03)     (0.01)     (0.01)    (0.00)
                                --------      -------      -------       ------       --------    -------    -------    ------
Net asset value,
   end of period                $  13.90      $ 13.93      $ 13.72       $13.70       $  14.29    $ 14.33    $ 14.16    $14.16
                                ========      =======      =======       ======       ========    =======    =======    ======
TOTAL RETURN                       (2.63)%3     (2.79)%3,4   (3.11)%3,4   (3.25)%3,4     18.06%     18.01%4    16.95%4    1.07%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                $241,483      $19,140      $11,745       $  708       $257,548    $17,372    $11,135    $  453
   Ratio of expenses to
      average net assets            0.95%1       1.20%1       1.90%1       1.90%1         0.95%      1.20%      1.91%     1.91%1
   Ratio of net investment
      income/ (loss) to
      average net assets            0.03%1      (0.22)%1     (0.92)%1     (0.92)%1        0.19%     (0.06)%    (0.77)%   (0.77)%1
   Ratio of expenses to
      average net assets
      before fee waivers            1.01%1       1.26%1       1.90%1       1.90%1         1.01%      1.26%      1.91%     1.91%1
   Ratio of net investment
      income/ (loss) to
      average net assets
      before fee waivers           (0.03)%1     (0.28)%1     (0.92)%1     (0.92)%1        0.13%     (0.12)%    (0.77)%   (0.77)%1
   Portfolio turnover rate             0%           0%           0%           0%             3%         3%         3%        3%


1 ANNUALIZED.
2 CLASS C COMMENCED OPERATIONS ON JANUARY 10, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.
5 CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

                             See Accompanying Notes
                                       23

FINANCIAL HIGHLIGHTS
ARMADA TAX MANAGED EQUITY FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                FOR THE YEAR ENDED                      FOR THE PERIOD ENDED
                                                   MAY 31, 1999                             MAY 31, 1998
                                         ------------------------------          -----------------------------------
                                         CLASS I     CLASS A    CLASS B           CLASS I2     CLASS A2     CLASS B2
                                         --------    -------    -------          ---------     --------     --------
Net asset value,
   beginning of period                   $   9.93    $ 9.93      $ 9.93           $  10.00     $ 10.10      $ 10.21
                                         --------    ------      ------           --------     -------      -------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income/(loss)              0.05      0.04       (0.02)             (0.00)      (0.00)       (0.00)
   Net gain/(loss) on securities
      (realized and unrealized)              2.21      2.24        2.23              (0.07)      (0.17)       (0.28)
                                         --------    ------      ------           --------     -------      -------
      Total from investment
         operations                          2.26      2.28        2.21              (0.07)      (0.17)       (0.28)
                                         --------    ------      ------           --------     -------      -------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                     (0.05)    (0.04)      (0.01)             (0.00)      (0.00)       (0.00)
   Distributions from net
      realized capital gains                (0.01)    (0.01)      (0.01)             (0.00)      (0.00)       (0.00)
                                         --------    ------      ------           --------     -------      -------
      Total distributions                   (0.06)    (0.05)      (0.02)             (0.00)      (0.00)       (0.00)
                                         --------    ------      ------           --------     -------      -------
Net asset value,
   end of period                         $  12.13    $12.16      $12.12           $   9.93     $  9.93      $  9.93
                                         ========    ======      ======           ========     =======      =======
TOTAL RETURN                                22.82%    23.03%3     22.31%3            (4.81)%1   (23.63)%1,3  (32.24)%1,3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                         $241,501    $7,353      $5,377           $158,867     $    10      $    85
   Ratio of expenses to
      average net assets                     0.83%     1.09%       1.79%              0.29%1      0.54%1       1.23%1
   Ratio of net investment
      income/ (loss) to
      average net assets                     0.37%     0.11%      (0.59)%             0.91%1      0.63%1       0.43%1
   Ratio of expenses to
      average net assets
      before fee waivers                     1.01%     1.27%       1.97%              1.02%1      1.24%1       1.98%1
   Ratio of net investment
      income/ (loss) to
      average net assets
      before fee waivers                     0.19%    (0.07)%     (0.77)%             0.18%1     (0.07)%1      1.18%1
   Portfolio turnover rate                      5%        5%          5%                 0%          0%           0%


1 ANNUALIZED.
2 CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON APRIL 9, 1998, MAY 11,
  1998 AND MAY 4, 1998, RESPECTIVELY.
3 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes
                                       24

                                                            FINANCIAL HIGHLIGHTS
                                                 ARMADA BALANCED ALLOCATION FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                        FOR THE SIX MONTHS ENDED
                                            NOVEMBER 30, 2000                              FOR THE YEAR ENDED
                                                (UNAUDITED)                                   MAY 31, 2000
                                --------------------------------------------      --------------------------------------
                                CLASS I     CLASS A      CLASS B     CLASS C      CLASS I   CLASS A   CLASS B   CLASS C2
                                --------    -------      -------     -------      -------   -------   -------   --------
Net asset value,
   beginning of period          $  11.68    $ 11.68      $11.70      $11.70       $ 10.31   $10.31    $10.33     $11.88
                                --------    -------      ------      ------       -------   ------    ------     ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income            0.15       0.14        0.14        0.11          0.26     0.23      0.15       0.02
   Net gain/(loss) on securities
      (realized andunrealized)     (0.22)     (0.22)      (0.26)      (0.23)         1.35     1.35      1.36      (0.20)
                                --------    -------      ------      ------       -------   ------    ------     ------
      Total from investment
         operations                (0.07)     (0.08)      (0.12)      (0.12)         1.61     1.58      1.51      (0.18)
                                --------    -------      ------      ------       -------   ------    ------     ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income            (0.13)     (0.12)      (0.09)      (0.09)        (0.24)   (0.21)    (0.14)     (0.00)
   Distributions from net
      realized capital gains       (1.16)     (1.16)      (1.16)      (1.16)        (0.00)   (0.00)    (0.00)     (0.00)
                                --------    -------      ------      ------       -------   ------    ------     ------
      Total distributions          (1.29)     (1.28)      (1.25)      (1.25)        (0.24)   (0.21)    (0.14)     (0.00)
                                --------    -------      ------      ------       -------   ------    ------     ------
Net asset value,
   end of period                $  10.32    $ 10.32      $10.33      $10.33       $ 11.68   $11.68    $11.70     $11.70
                                ========    =======      ======      ======       =======   ======    ======     ======
TOTAL RETURN                       (0.92)%3   (1.04)%3,4  (1.43)%3,4  (1.40)%3,4    15.72%   15.48%4   14.79%4    (1.52)%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                $185,984    $14,585      $5,355      $    3       $69,517   $3,965    $  691     $    3
   Ratio of expenses to
      average net assets            0.89%1     1.14%1      1.84%1      1.84%1        1.01%    1.26%     1.97%      1.97%1
   Ratio of net investment
      income to average
      net assets                    2.97%1     2.72%1      2.02%1      2.02%1        2.20%    1.95%     1.24%      1.24%1
   Ratio of expenses to
      average net assets
      before fee waivers            0.94%1     1.19%1      1.84%1      1.84%1        1.07%    1.32%     1.97%      1.97%1
   Ratio of net investment
      income to average
      net assets
      before fee waivers            2.92%1     2.67%1      2.02%1      2.02%1        2.14%    1.89%     1.24%      1.24%1
   Portfolio turnover rate            77%        77%         77%         77%          182%     182%      182%       182%




                                        FOR THE PERIOD ENDED
                                             MAY 31, 1999
                                 -----------------------------------
                                 CLASS I2       CLASS A2     CLASS B2
                                 --------       --------     -------
Net asset value,
   beginning of period            $ 10.00        $ 9.74       $ 9.82
                                  -------        ------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income             0.18          0.14         0.10
   Net gain/(loss) on securities
      (realized andunrealized)       0.28          0.57         0.51
                                  -------        ------       ------
      Total from investment
         operations                  0.46          0.71         0.61
                                  -------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.15)        (0.14)       (0.10)
   Distributions from net
      realized capital gains        (0.00)        (0.00)       (0.00)
                                  -------        ------       ------
      Total distributions           (0.15)        (0.14)       (0.10)
                                  -------        ------       ------
Net asset value,
   end of period                  $ 10.31        $10.31       $10.33
                                  =======        ======       ======
TOTAL RETURN                         4.57%3        7.26%3,4     6.07%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                  $85,027        $1,466       $  385
   Ratio of expenses to
      average net assets             1.06%1        1.31%1       2.02%1
   Ratio of net investment
      income to average
      net assets                     2.25%1        2.50%1       1.29%1
   Ratio of expenses to
      average net assets
      before fee waivers             1.06%1        1.31%1       2.02%1
   Ratio of net investment
      income to average
      net assets
      before fee waivers             2.25%1        2.50%1       1.29%1
   Portfolio turnover rate            116%          116%         116%

1 ANNUALIZED.
2 CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON JULY 10, 1998,
  JULY 31, 1998, NOVEMBER 11, 1998 AND APRIL 20, 2000, RESPECTIVELY.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
4 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            FOR THE SIX MONTHS ENDED
                                               NOVEMBER 30, 2000                         FOR THE YEAR ENDED
                                                 (UNAUDITED)                                MAY 31, 2000
                                ---------------------------------------------     -------------------------------
                                CLASS I     CLASS A      CLASS B     CLASS C2     CLASS I      CLASS A    CLASS B
                                --------    -------      -------     --------     --------     -------    -------
Net asset value,
   beginning of period          $   9.37     $ 9.40      $ 9.38        $9.46      $   9.93     $ 9.95     $ 9.93
                                --------     ------      ------        -----      --------      ------    ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income            0.32       0.30        0.29         0.26          0.59       0.57       0.50
   Net gain/(loss) on securities
      (realized and unrealized)     0.16       0.17        0.15         0.08         (0.56)     (0.55)     (0.56)
                                --------     ------      ------        -----      --------     ------     ------
      Total from investment
         operations                 0.48       0.47        0.44         0.34          0.03       0.02      (0.06)
                                --------     ------      ------        -----      --------     ------     ------
LESS DISTRIBUTIONS
   Dividends from
      net investment income        (0.31)     (0.31)      (0.27)       (0.26)        (0.59)     (0.57)     (0.49)
   Distributions from
      net realized capital gains   (0.00)     (0.00)      (0.00)       (0.00)        (0.00)     (0.00)     (0.00)
                                --------     ------      ------        -----      --------     ------     ------
      Total distributions          (0.31)     (0.31)      (0.27)       (0.26)        (0.59)     (0.57)     (0.49)
                                --------     ------      ------        -----      --------     ------     ------
Net asset value,
   end of period                $   9.54     $ 9.56      $ 9.55        $9.54      $   9.37     $ 9.40     $ 9.38
                                ========     ======      ======        =====      ========     ======     ======
TOTAL RETURN                        5.20%3     5.11%3,4    4.71%3,4     3.36%3,4      0.35%      0.05%4    (0.58)%4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                $891,714     $9,540      $2,380        $  36      $618,172     $3,787     $  558
   Ratio of expenses to
      average net assets            0.69%1     0.94%1      1.65%1       1.65%1        0.73%      0.98%      1.69%
   Ratio of net investment
      income to average
      net assets                    6.65%1     6.40%1      5.69%1       5.69%1        6.32%      6.07%      5.36%
   Ratio of expenses to
      average net assets
      before fee waivers            0.75%1     1.00%1      1.65%1       1.65%1        0.79%      1.04%      1.69%
   Ratio of net investment
      income to average
      net assets
      before fee waivers            6.59%1     6.34%1      5.69%1       5.69%1        6.26%      6.01%      5.36%
   Portfolio turnover rate            51%        51%         51%          51%          162%       162%       162%


                                                 FOR THE YEAR ENDED
                                                     MAY 31, 1999
                                        --------------------------------------
                                        CLASS I         CLASS A        CLASS B
                                        --------        -------        -------
Net asset value,
   beginning of period                  $  10.25        $ 10.27        $10.25
                                        --------        -------        ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income                    0.57           0.53          0.47
   Net gain/(loss) on securities
      (realized and unrealized)            (0.30)         (0.29)        (0.30)
                                        --------        -------        ------
      Total from investment
         operations                         0.27           0.24          0.17
                                        --------        -------        ------
LESS DISTRIBUTIONS
   Dividends from
      net investment income                (0.57)         (0.54)        (0.47)
   Distributions from
      net realized capital gains           (0.02)         (0.02)        (0.02)
                                        --------        -------        ------
      Total distributions                  (0.59)         (0.56)        (0.49)
                                        --------        -------        ------
Net asset value,
   end of period                        $   9.93        $  9.95        $ 9.93
                                        ========        =======        ======
TOTAL RETURN                                2.70%          2.55%4        1.66%4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                        $366,230        $11,916        $4,548
   Ratio of expenses to
      average net assets                    0.94%          1.19%         1.94%
   Ratio of net investment
      income to average
      net assets                            5.53%          5.29%         4.53%
   Ratio of expenses to
      average net assets
      before fee waivers                    1.03%          1.28%         2.03%
   Ratio of net investment
      income to average
      net assets
      before fee waivers                    5.44%          5.20%         4.44%
   Portfolio turnover rate                   269%           269%          269%

THE PERFORMANCE SET FORTH IN THIS TABLE IS THE FINANCIAL DATA OF THE PARKSTONE BOND FUND, SERIES OF A PREDECESSOR COMPANY, THE PARKSTONE GROUP OF FUNDS. ARMADA BOND FUND ACQUIRED THE ASSETS AND ASSUMED THE LIABILITIES OF PARKSTONE BOND FUND ON JUNE 9, 2000. THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES, INCLUDING THE NET ASSET VALUES AT THE END OF EACH PERIOD LISTED HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIOS OF .9799154 FOR CLASS I, .9725738 FOR CLASS A AND .9756871 FOR CLASS B ON THE DATE OF REORGANIZATION.

1 ANNUALIZED.
2 CLASS C COMMENCED OPERATIONS ON JUNE 12, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes

                                                            FINANCIAL HIGHLIGHTS
                                                                ARMADA BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            FOR THE
                                             ELEVEN MONTHS ENDED                       FOR THE YEAR ENDED
                                                MAY 31, 1998                              JUNE 30, 1997
                                    -----------------------------------       --------------------------------------
                                    CLASS I        CLASS A      CLASS B       CLASS I        CLASS A        CLASS B
                                    --------       -------      -------       --------       -------        -------
Net asset value,
   beginning of period              $   9.93       $ 9.95       $ 9.93        $   9.76       $  9.78        $ 9.75
                                    --------       ------       ------        --------       -------        ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income                0.57         0.53         0.47            0.60          0.58          0.51
   Net gain/(loss) on securities
      (realized and unrealized)         0.32         0.33         0.33            0.17          0.17          0.16
                                    --------      -------       ------        --------       -------        ------
     Total from investment
     operations                         0.89         0.86         0.80            0.77          0.75          0.67
                                    --------      -------       ------        --------       -------        ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                (0.57)       (0.54)       (0.48)          (0.60)        (0.58)        (0.49)
   Distributions from net
      realized capital gains           (0.00)       (0.00)       (0.00)          (0.00)        (0.00)        (0.00)
                                    --------      -------       ------        --------       -------        ------
      Total distributions              (0.57)       (0.54)       (0.48)          (0.60)        (0.58)        (0.49)
                                    --------      -------       ------        --------       -------        ------
Net asset value,
   end of period                    $  10.25      $ 10.27       $10.25        $   9.93       $  9.95        $ 9.93
                                    ========      =======       ======        ========       =======        ======
   TOTAL RETURN                         9.15%2       8.83%2,3     8.18%3,4        8.20%         7.92%3        7.09%3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                    $481,998      $16,669       $6,423        $492,102       $19,760        $5,967
   Ratio of expenses to
      average net assets                0.94%1       1.19%1       1.04%1          0.94%         1.19%         1.94%
   Ratio of net investment
      income to average
      net assets                        6.06%1       5.81%1       5.07%1          6.13%         5.88%         5.15%
   Ratio of expenses to
      average net assets
      before fee waivers                1.04%1       1.28%1       2.03%1          1.03%         1.28%         2.03%
   Ratio of net investment
      income to
      average net assets
      before fee waivers               5.96%1       5.72%1        4.08%1          6.04%         5.79%         5.06%
   Portfolio turnover rate              546%          546%         546%            827%          827%          827%


                                             FOR THE YEAR ENDED                       FOR THE YEAR  ENDED
                                                JUNE 30, 1996                            JUNE 30, 1995
                                    ------------------------------------     -----------------------------------
                                    CLASS I        CLASS A       CLASS B     CLASS I        CLASS A      CLASS B
                                    --------       -------       -------     --------       -------      -------
Net asset value,
   beginning of period              $   9.92       $  9.94       $ 9.92      $   9.48       $  9.56      $ 9.49
                                    --------       -------       ------      --------       -------      ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income                0.60          0.59         0.51          0.62          0.60        0.53
   Net gain/(loss) on securities
      (realized and unrealized)        (0.16)        (0.16)       (0.17)         0.44          0.39        0.43
                                    --------       -------       ------      --------       -------      ------
     Total from investment
     operations                         0.44          0.43         0.34          1.06          0.99        0.96
                                    --------       -------       ------      --------       -------      ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                (0.60)        (0.59)       (0.51)        (0.62)        (0.60)      (0.53)
   Distributions from net
      realized capital gains           (0.00)        (0.00)       (0.00)        (0.00)        (0.01)      (0.00)
                                    --------       -------       ------      --------       -------      ------
      Total distributions              (0.60)        (0.59)       (0.51)        (0.62)        (0.61)      (0.53)
                                    --------       -------       ------      --------       -------      ------
Net asset value,
   end of period                      $ 9.76        $ 9.78       $ 9.75      $   9.92        $ 9.94      $ 9.92
                                    ========       =======       ======      ========       =======      ======
   TOTAL RETURN                         4.49%         4.27%3       3.46%3       11.78%        10.85%3     10.62%3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                    $549,336       $20,175       $4,426      $509,189       $17,572      $1,330
   Ratio of expenses to
      average net assets                0.94%         1.19%        1.94%         1.02%         1.24%       2.03%
   Ratio of net investment
      income to average
      net assets                        5.96%         5.71%        4.97%         6.54%         6.32%       5.54%
   Ratio of expenses to
      average net assets
      before fee waivers                1.03%         1.28%        2.03%         1.14%         1.39%       2.39%
   Ratio of net investment
      income to
      average net assets
      before fee waivers                5.87%         5.62%        4.88%         6.42%         6.17%       5.18%
   Portfolio turnover rate             1,189%        1,189%       1,189%        1,011%        1,011%      1,011%

THE PERFORMANCE SET FORTH IN THIS TABLE IS THE FINANCIAL DATA OF THE PARKSTONE BOND FUND, SERIES OF A PREDECESSOR COMPANY, THE PARKSTONE GROUP OF FUNDS. ARMADA BOND FUND ACQUIRED THE ASSETS AND ASSUMED THE LIABILITIES OF PARKSTONE BOND FUND ON JUNE 9, 2000. THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES, INCLUDING THE NET ASSET VALUES AT THE END OF EACH PERIOD LISTED HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIOS OF .9799154 FOR CLASS I, .9725738 FOR CLASS A AND .9756871 FOR CLASS B ON THE DATE OF REORGANIZATION.

1 ANNUALIZED.
2 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 3 TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA GNMA FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            FOR THE SIX MONTHS ENDED
                                                 NOVEMBER 30, 2000                               FOR THE YEAR ENDED
                                                    (UNAUDITED)                                     MAY 31, 2000
                                    -------------------------------------------     ---------------------------------------------
                                    CLASS I     CLASS A    CLASS B     CLASS C      CLASS I     CLASS A     CLASS B2     CLASS C2
                                    --------    -------    -------     --------     --------    --------    --------     --------
Net asset value,
   beginning of period              $   9.74     $ 9.75     $ 9.75      $ 9.75      $  10.10     $10.10      $ 9.76       $ 9.72
                                    --------     ------     ------      ------      --------     ------      ------       ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income                0.32       0.30       0.27        0.27          0.59       0.57        0.40         0.18
   Net gain/(loss) on securities
      (realized and unrealized)         0.32       0.34       0.33        0.33         (0.36)     (0.35)      (0.01)        0.03
                                    --------     ------     ------      ------      --------     ------      ------       ------
      Total from investment
         operations                     0.64       0.64       0.60        0.60          0.23       0.22        0.39         0.21
                                    --------     ------     ------      ------      --------     ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from
      net investment income            (0.31)     (0.30)     (0.26)      (0.26)        (0.59)     (0.57)      (0.40)       (0.18)
   Dividends from
      net realized capital gains       (0.00)     (0.00)     (0.00)      (0.00)        (0.00)     (0.00)      (0.00)       (0.00)
                                    --------     ------     ------      ------      --------     ------      ------       ------
      Total distributions              (0.31)     (0.30)     (0.26)      (0.26)        (0.59)     (0.57)      (0.40)       (0.18)
                                    --------     ------     ------      ------      --------     ------      ------       ------
Net asset value,
   end of period                    $  10.07     $10.09     $10.09      $10.09      $   9.74     $ 9.75      $ 9.75       $ 9.75
                                    ========     ======     ======      ======      ========     ======      ======       ======
TOTAL RETURN                            6.64%3     6.61%3,4   6.24%3,4    6.24%3,4      2.48%      2.33%4      4.07%3,4     2.16%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                    $127,332     $1,384     $  152      $   86      $119,653     $1,231      $  161       $   84
   Ratio of expenses to
      average net assets                0.77%1     1.02%1     1.72%1      1.72%1        0.80%      1.05%       1.76%1       1.76%1
   Ratio of net investment income
      to average net assets             6.31%1     6.06%1     5.36%1      5.36%1        6.04%      5.79%       5.08%1       5.08%1
   Ratio of expenses to
      average net assets
      before fee waivers                0.82%1     1.07%1     1.72%1      1.72%1        0.86%      1.11%       1.76%1       1.76%1
   Ratio of net investment income
      to average net assets
      before fee waivers                6.26%1     6.01%1     5.36%1      5.36%1        5.98%      5.73%       5.08%1       5.08%1
   Portfolio turnover rate               106%       106%       106%        106%           79%        79%         79%          79%


1 ANNUALIZED.
2 CLASS B AND CLASS C COMMENCED OPERATIONS ON AUGUST 11, 1999 AND JANUARY 27, 2000, RESPECTIVELY.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
4 TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes
                                       28

                                                            FINANCIAL HIGHLIGHTS
                                                                ARMADA GNMA FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                        FOR THE YEAR ENDED MAY 31,                            FOR THE   FOR THE
                                  ----------------------------------------------------------------------      PERIOD    PERIOD
                                          1999                     1998                     1997              ENDED      ENDED
                                  --------------------     --------------------     --------------------      MAY 31,   APRIL 30,
                                  CLASS I      CLASS A     CLASS I      CLASS A     CLASS I5    CLASS A2      1996 5     1996 5
                                  -------      -------     -------      -------     --------    --------      -------   ---------
Net asset value,
   beginning of period            $ 10.36       $10.36     $ 10.15      $ 10.15     $ 10.03      $10.02       $ 10.12     $ 10.16
                                  -------       ------     -------      -------     -------      ------       -------     -------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income             0.61         0.59        0.61         0.58        0.65        0.45          0.05        0.66
   Net gain/(loss) on securities
      (realized and unrealized)     (0.20)       (0.20)       0.31         0.31        0.22        0.23         (0.09)       0.14
                                  -------       ------     -------      -------     -------      ------       -------     -------
     Total from investment
        operations                   0.41         0.39        0.92         0.89        0.87        0.68         (0.04)       0.80
                                  -------       ------     -------      -------     -------      ------       -------     -------
LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.60)       (0.58)      (0.61)       (0.58)      (0.65)      (0.45)        (0.05)      (0.66)
   Dividends from net
      realized capital gains        (0.07)       (0.07)      (0.10)       (0.10)      (0.01)      (0.01)        (0.00)      (0.18)
   Distributions in excess of
      net realized capital gains    (0.00)       (0.00)      (0.00)       (0.00)      (0.09)      (0.09)        (0.00)      (0.00)
                                  -------       ------     -------      -------     -------      ------       -------     -------
      Total distributions           (0.67)       (0.65)      (0.71)       (0.68)      (0.75)      (0.55)        (0.05)      (0.84)
                                  -------       ------     -------      -------     -------      ------       -------     -------
Net asset value,
   end of period                  $ 10.10       $10.10     $ 10.36      $ 10.36     $ 10.15      $10.15       $ 10.03     $ 10.12
                                  =======       ======     =======      =======     =======      ======       =======     =======
TOTAL RETURN                         4.02%        3.77%4      9.17%        8.90%,4     9.03%       8.83%1,4     (0.35)%3,4   7.97%4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                  $96,808       $1,497     $83,624      $   549     $64,501      $  128       $60,532     $62,161
   Ratio of expenses to
      average net assets             0.78%        1.03%       0.84%        1.09%       0.86%       1.12%1        0.85%1      0.85%
   Ratio of net investment
      income to average
      net assets                     5.92%        5.67%       5.83%        5.54%       6.45%       6.17%1        6.33%1      6.30%
   Ratio of expenses to
      average net assets
      before fee waivers             0.78%        1.03%       0.84%        1.09%       1.01%       1.12%1        1.28%1      1.29%
   Ratio of net investment
      income to
      average net assets
      before fee waivers             5.92%        5.67%       5.83%        5.54%       6.30%       6.17%1        5.90%1      5.86%
   Portfolio turnover rate             85%          85%        291%         291%         57%         57%            1%        149%

1 ANNUALIZED.
2 CLASS A COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
4 TOTAL RETURN EXCLUDES SALES CHARGE.
5 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND
  THROUGH SEPTEMBER 6, 1996. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR-END FROM APRIL 30 TO MAY 31.

                             See Accompanying Notes
                                       29

FINANCIAL HIGHLIGHTS
ARMADA INTERMEDIATE BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            FOR THE SIX MONTHS ENDED
                                                NOVEMBER 30, 2000                                  FOR THE YEAR ENDED
                                                   (UNAUDITED)                                        MAY 31, 2000
                                 ----------------------------------------------     ---------------------------------------------
                                 CLASS I       CLASS A     CLASS B      CLASS C     CLASS I      CLASS A      CLASS B    CLASS C2
                                 --------      -------     -------      -------     --------     -------      -------    -------
Net asset value,
   beginning of period           $   9.90       $ 9.92      $ 9.93       $ 9.93     $  10.39     $10.41        $10.41     $ 9.91
                                 --------       ------      ------       ------     --------     ------        ------     ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income             0.33         0.32        0.30         0.28         0.64       0.61          0.54      (0.00)
   Net gain/(loss) on securities
      (realized and unrealized)      0.11         0.11        0.08         0.12        (0.48)     (0.48)        (0.47)      0.02
                                 --------       ------      ------       ------     --------     ------        ------     ------
      Total from investment
         operations                  0.44         0.43        0.38         0.40         0.16       0.13          0.07       0.02
                                 --------       ------      ------       ------     --------     ------        ------     ------
LESS DISTRIBUTIONS
   Dividends from
      net investment income         (0.33)       (0.32)      (0.28)       (0.28)       (0.64)     (0.61)        (0.54)     (0.00)
   Distributions from
      net realized capital gains    (0.00)       (0.00)      (0.00)       (0.00)       (0.01)     (0.01)        (0.01)     (0.00)
                                 --------       ------      ------       ------     --------     ------        ------     ------
      Total distributions           (0.33)       (0.32)      (0.28)       (0.28)       (0.65)     (0.62)        (0.55)     (0.00)
                                 --------       ------      ------       ------     --------     ------        ------     ------
Net asset value,
   end of period                 $  10.01       $10.03      $10.03       $10.05     $   9.90     $ 9.92        $ 9.93     $ 9.93
                                 ========       ======      ======       ======     ========     ======        ======     ======
TOTAL RETURN                         4.49%3       4.36%3,4    3.89%3,4     4.10%3,4    1.50%       1.25%4        0.64%4     0.22%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                 $347,967       $9,408      $1,423       $  200     $294,998     $3,874        $  733     $  191
   Ratio of expenses to
      average net assets             0.56%1       0.81%1      1.52%1       1.52%1       0.58%      0.83%         1.54%      1.54%1
   Ratio of net investment income
      to average net assets          6.58%1       6.33%1      5.62%1       5.62%1       6.22%      5.97%         5.26%      5.26%1
   Ratio of expenses to
      average net assets
      before fee waivers             0.77%1       1.02%1      1.67%1       1.67%1       0.79%      1.04%         1.69%      1.69%1
   Ratio of net investment income
      to average net assets
      before fee waivers             6.37%1       6.12%1      5.47%1       5.47%1       6.01%      5.76%         5.11%      5.11%1
   Portfolio turnover rate             65%          65%         65%          65%         201%       201%          201%       201%

1 ANNUALIZED.
2 CLASS C COMMENCED OPERATIONS ON MAY 30, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes
                                       30

                                                            FINANCIAL HIGHLIGHTS
                                                   ARMADA INTERMEDIATE BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                          FOR THE YEAR ENDED MAY 31,
                                 --------------------------------------------------------------------------------------------------
                                            1999                         1998                        1997                1996
                                 --------------------------   ----------------------------    -----------------   -----------------
                                 CLASS I   CLASS A  CLASS B   CLASS I   CLASS A   CLASS B2    CLASS I   CLASS A   CLASS I   CLASS A
                                 --------  -------  -------   --------  -------   --------    --------  -------   --------  -------
Net asset value,
   beginning of period           $  10.59  $10.63   $10.63    $  10.37  $ 10.42    $10.70     $  10.30  $ 10.35   $  10.54  $10.60
                                 --------  ------   ------    --------  -------    ------     --------  -------   --------  ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income             0.56    0.54     0.45        0.60     0.58      0.20         0.60     0.57       0.61    0.59
   Net gain/(loss) on securities
      (realized and unrealized)     (0.14)  (0.16)   (0.15)       0.22     0.21     (0.07)        0.07     0.07      (0.22)  (0.23)
                                 --------  ------   ------    --------  -------    ------     --------  -------   --------  ------
      Total from investment
         operations                  0.42    0.38     0.30        0.82     0.79      0.13         0.67     0.64       0.39    0.36
                                 --------  ------   ------    --------  -------    ------     --------  -------   --------  ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.56)  (0.54)   (0.46)      (0.60)   (0.58)    (0.20)       (0.60)  (0.57)      (0.61)  (0.59)
   Distributions from net
      realized capital gains        (0.06)  (0.06)   (0.06)      (0.00)   (0.00)    (0.00)       (0.00)  (0.00)      (0.00)  (0.00)
   Distributions in excess of
      net realized capital gains    (0.00)  (0.00)   (0.00)      (0.00)   (0.00)    (0.00)       (0.00)  (0.00)      (0.02)  (0.02)
                                 --------  ------   ------    --------  -------    ------     --------  -------   --------  ------
      Total distributions           (0.62)  (0.60)   (0.52)      (0.60)   (0.58)    (0.20)       (0.60)  (0.57)      (0.63)  (0.61)
                                 --------  ------   ------    --------  -------    ------     --------  -------   --------  ------
Net asset value,
   end of period                 $  10.39  $10.41   $10.41    $  10.59   $10.63    $10.63     $  10.37  $ 10.42   $  10.30  $10.35
                                 ========  ======   ======    ========  =======    ======     ========  =======   ========  ======
TOTAL RETURN                         3.98%   3.54%3   2.83%3      8.09%    7.71%3    7.39%1,3     6.63%    6.36%3     3.79%   3.44%3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                 $313,368  $5,129   $  709    $166,710   $3,288    $    2     $121,271  $ 3,720   $111,240  $6,216
   Ratio of expenses to
      average net assets             0.61%   0.86%    1.57%       0.65%    0.91%    1.60%1        0.70%    0.96%      0.80%   1.04%
   Ratio of net investment
      income to average
      net assets                     5.21%   4.96%    4.25%       5.71%    5.48%    3.38%1        5.76%    5.52%      5.78%   5.50%
   Ratio of expenses to
      average net assets
      before fee waivers             0.75%   1.00%    1.71%       0.80%    1.06%    1.49%1        0.79%    1.05%      0.82%   1.06%
   Ratio of net investment
      income to average
      net assets before
      fee waivers                    5.07%   4.82%    4.11%       5.56%    5.33%    3.49%1        5.66%    5.44%      5.76%   5.48%
   Portfolio turnover rate            256%    256%     256%        160%     160%     160%          217%     217%        45%     45%

1 ANNUALIZED.
2 CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
3 TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA LIMITED MATURITY BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             FOR THE SIX MONTHS ENDED
                                                 NOVEMBER 30, 2000                        FOR THE YEAR ENDED
                                                    (UNAUDITED)                              MAY 31, 2000
                                 --------------------------------------------    ---------------------------------------
                                 CLASS I     CLASS A     CLASS B      CLASS C    CLASS I    CLASS A   CLASS B2  CLASS C2
                                 --------    -------     -------      -------    -------    -------   --------  --------
Net asset value,
   beginning of period           $   9.70    $ 9.74      $ 9.73       $ 9.73     $  9.96    $ 9.99    $ 9.90     $ 9.85
                                 --------    ------      ------       ------     -------    ------    ------     ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income             0.31      0.31        0.27         0.27        0.57      0.56      0.39       0.18
   Net loss on securities
      (realized and unrealized)     (0.08)    (0.09)      (0.08)       (0.09)      (0.26)    (0.24)    (0.17)     (0.12)
                                 --------    ------      ------       ------     -------    ------    ------     ------
      Total from investment
         operations                  0.23      0.22        0.19         0.18        0.31      0.32      0.22       0.06
                                 --------    ------      ------       ------     -------    ------    ------     ------
LESS DISTRIBUTIONS
   Dividends from
      net investment income         (0.31)    (0.31)      (0.27)       (0.27)      (0.57)    (0.57)    (0.39)     (0.18)
   Distributions from
      net realized capital gains    (0.00)    (0.00)      (0.00)       (0.00)      (0.00)    (0.00)    (0.00)     (0.00)
                                 --------    ------      ------       ------     -------    ------    ------     ------
      Total distributions           (0.31)    (0.31)      (0.27)       (0.27)      (0.57)    (0.57)    (0.39)     (0.18)
                                 --------    ------      ------       ------     -------    ------    ------     ------
Net asset value,
   end of period                 $   9.62    $ 9.65      $ 9.65       $ 9.64     $  9.70    $ 9.74    $ 9.73     $ 9.73
                                 ========    ======      ======       ======     =======    ======    ======     ======
TOTAL RETURN                         2.40%3    2.24%3,4    1.90%3,4     1.80%3,4    3.22%     3.47%4    2.22%3,4   0.56%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                 $184,494    $5,372      $  703       $   15     $93,652    $  873    $  180     $   18
   Ratio of expenses to
      average net assets             0.52%1    0.62%1      1.51%1       1.51%1      0.54%     0.64%     1.54%1     1.54%1
   Ratio of net investment income
      to average net assets          6.38%1    6.28%1      5.39%1       5.39%1      5.84%     5.74%     4.84%1     4.84%1
   Ratio of expenses to
      average net assets
      before fee waivers             0.70%1    0.80%1      1.61%1       1.61%1      0.74%     0.84%     1.64%1     1.64%1
   Ratio of net investment income
      to average net assets
      before fee waivers             6.20%1    6.10%1      5.29%1       5.29%1      5.64%     5.54%1    4.74%1     4.74%1
   Portfolio turnover rate            144%      144%        144%         144%         90%       90%       90%        90%


1 ANNUALIZED.
2 CLASS B AND CLASS C COMMENCED OPERATIONS ON AUGUST 11, 1999 AND JANUARY 27, 2000, RESPECTIVELY.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
4 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes
                                       32

                                                            FINANCIAL HIGHLIGHTS
                                               ARMADA LIMITED MATURITY BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 FOR THE YEAR ENDED MAY 31,
                                 --------------------------------------------------------------------------------------------
                                        1999                   1998                     1997                     1996
                                 ------------------     -------    --------    ----------------------------------------------
                                 CLASS I    CLASS A     CLASS I    CLASS A       CLASS I    CLASS A       CLASS I    CLASS A
                                 -------    -------     -------    -------       -------    -------       -------    -------
Net asset value,
   beginning of period           $ 10.06    $10.08      $  9.99    $10.00        $ 10.01    $10.02        $ 10.16    $10.18
                                 -------    ------      -------    ------        -------    ------        -------    ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income            0.56      0.56         0.57      0.57           0.58      0.57           0.58      0.56
   Net gain/(loss) on securities
      (realized and unrealized)    (0.05)    (0.05)        0.08      0.09           0.01      0.01          (0.05)    (0.05)
                                 -------    ------      -------    ------        -------    ------        -------    ------
      Total from investment
         operations                 0.51      0.51         0.65      0.66           0.59      0.58           0.53      0.51
                                 -------    ------      -------    ------        -------    ------        -------    ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income            (0.56)    (0.55)       (0.57)    (0.57)         (0.58)    (0.57)         (0.58)    (0.56)
   Dividends in excess of
      net realized capital gains   (0.00)    (0.00)       (0.00)    (0.00)         (0.00)    (0.00)         (0.10)    (0.11)
   Distributions from
      net realized capital gains   (0.05)    (0.05)       (0.01)    (0.01)         (0.03)    (0.03)         (0.00)    (0.00)
                                 -------    ------      -------    ------        -------    ------        -------    ------
      Total distributions          (0.61)    (0.60)       (0.58)    (0.58)         (0.61)    (0.60)         (0.68)    (0.67)
                                 -------    ------      -------    ------        -------    ------        -------    ------
Net asset value,
   end of period                 $  9.96    $ 9.99      $ 10.06    $10.08        $  9.99    $10.00        $ 10.01    $10.02
                                 =======    ======      =======    ======        =======    ======        =======    ======
TOTAL RETURN                        5.14%     4.94%1       6.68%     6.68%1         6.02%     5.91%1         5.36%     5.13%1
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                 $72,291    $  550      $71,888    $  559        $61,031    $2,051        $66,918    $1,718
   Ratio of expenses to
      average net assets            0.43%     0.53%        0.33%     0.41%          0.21%     0.31%          0.23%     0.33%
   Ratio of net investment
      income to average
      net assets                    5.49%     5.39%        5.69%     5.65%          5.74%     5.63%          5.72%     5.55%
   Ratio of expenses to
      average net assets
      before fee waivers            0.65%     0.75%        0.69%     0.80%          0.66%     0.75%          0.70%     0.80%
   Ratio of net investment
      income to
      average net assets
      before fee waivers            5.27%     5.17%        5.33%     5.26%          5.29%     5.18%          5.25%     5.08%
   Portfolio turnover rate           190%      190%         135%      135%           225%      225%            98%       98%

1 TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes
                                       33

FINANCIAL HIGHLIGHTS
ARMADA TOTAL RETURN ADVANTAGE FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             FOR THE SIX MONTHS ENDED
                                                NOVEMBER 30, 2000                       FOR THE YEAR ENDED
                                                  (UNAUDITED)                               MAY 31, 2000
                                ----------------------------------------------    --------------------------------
                                 CLASS I      CLASS A     CLASS B     CLASS C2    CLASS I      CLASS A    CLASS B2
                                 --------     -------     -------     --------    --------     -------    --------
Net asset value,
   beginning of period           $   9.48     $ 9.47      $ 9.50       $ 9.73     $   9.99     $ 9.98       $9.73
                                 --------     ------      ------       ------     --------     ------       -----
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income             0.30       0.29        0.24         0.11         0.60       0.57        0.39
   Net gain/(loss) on securities
      (realized and unrealized)      0.40       0.41        0.42         0.14        (0.45)     (0.44)      (0.19)
                                 --------     ------      ------       ------     --------     ------       -----
      Total from investment
         operations                  0.70       0.70        0.66         0.25         0.15       0.13        0.20
                                 --------     ------      ------       ------     --------     ------       -----
LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.30)     (0.29)      (0.26)       (0.08)       (0.60)     (0.57)      (0.37)
   Dividends in excess of
      net investment income         (0.00)     (0.00)      (0.00)       (0.00)       (0.00)     (0.01)      (0.00)
   Distributions from net
      realized capital gains        (0.00)     (0.00)      (0.00)       (0.00)       (0.06)     (0.06)      (0.06)
                                 --------     ------      ------       ------     --------     ------       -----
      Total distributions           (0.30)     (0.29)      (0.26)       (0.08)       (0.66)     (0.64)      (0.43)
                                 --------     ------      ------       ------     --------     ------       -----
Net asset value,
   end of period                 $   9.88     $ 9.88      $ 9.90       $ 9.90     $   9.48     $ 9.47       $9.50
                                 ========     ======      ======       ======     ========     ======       =====
TOTAL RETURN                         7.40%3     7.49%3,4    6.98%3,4     2.59%3,4     1.78%      1.41%4      2.17%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                 $364,762     $1,292      $   35       $    2     $331,026     $5,035           1
   Ratio of expenses to
      average net assets             0.50%1     0.74%1      1.49%1       1.49%1       0.48%      0.73%       1.47%1
   Ratio of net investment income
      to average net assets          6.25%1     6.01%1      5.26%1       5.26%1       6.17%      5.92%       5.18%1
   Ratio of expenses to
      average net assets
      before fee waivers             0.78%1     1.02%1      1.69%1       1.69%1       0.77%      1.02%       1.67%1
   Ratio of net investment
      income to average net assets
      before fee waivers             5.97%1     5.73%1      5.06%1       5.06%1       5.88%      5.63%       4.98%1
   Portfolio turnover rate             75%        75%         75%          75%         121%       121%        121%

1 ANNUALIZED.
2 CLASS B AND CLASS C COMMENCED OPERATIONS ON SEPTEMBER 29, 1999 AND OCTOBER 3, 2000, RESPECTIVELY.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
4 TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes

                                                            FINANCIAL HIGHLIGHTS
                                              ARMADA TOTAL RETURN ADVANTAGE FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      FOR THE YEAR ENDED MAY 31,
                                 -------------------------------------------------------------------------------------------------
                                          1999                       1998                    1997                      1996
                                 ----------------------     --------------------    --------------------       -------------------
                                 CLASS I        CLASS A      CLASS I     CLASS A     CLASS I     CLASS A       CLASS I     CLASS A
                                 --------       -------     --------     -------    --------     -------       --------    -------
Net asset value,
   beginning of period           $  10.25       $10.25      $   9.89     $ 9.89     $   9.88     $ 9.87        $  10.55     $10.54
                                 --------       ------      --------     ------     --------     ------        --------     ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income             0.58         0.56          0.64       0.61         0.67       0.64            0.702      0.622
   Net gain/(loss) on securities
      (realized and unrealized)     (0.22)       (0.23)         0.36       0.36         0.15       0.16           (0.24)     (0.22)
                                 --------       ------      --------     ------     --------     ------        --------    -------
      Total from investment
         operations                  0.36         0.33          1.00       0.97         0.82       0.80            0.46       0.40
                                 --------       ------      --------     ------     --------     ------        --------    -------
LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.58)       (0.56)        (0.64)     (0.61)       (0.67)     (0.64)          (0.70)     (0.62)
   Dividends in excess of
      net investment income         (0.00)       (0.00)        (0.00)     (0.00)       (0.00)     (0.00)          (0.12)     (0.14)
   Distributions from
      net realized capital gains    (0.04)       (0.04)        (0.00)     (0.00)       (0.00)     (0.00)          (0.31)     (0.31)
   Dividends in excess of
      net realized capital gains    (0.00)       (0.00)        (0.00)     (0.00)       (0.14)     (0.14)          (0.00)     (0.00)
                                 --------       ------      --------     ------     --------     ------        --------    -------
      Total distributions           (0.62)       (0.60)        (0.64)     (0.61)       (0.81)     (0.78)          (1.13)     (1.07)
                                 --------       ------      --------     ------     --------     ------        --------    -------
Net asset value,
   end of period                 $   9.99       $ 9.98      $  10.25     $10.25     $   9.89     $ 9.89            9.88    $  9.87
                                 ========       ======      ========     ======     ========     ======        ========    =======
TOTAL RETURN                         3.54%        3.18%1       10.35%     10.08%1       8.51%      8.35%1          4.22%      3.74%1
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                 $328,417       $4,686      $296,075     $  640     $259,228     $2,186        $280,401    $ 2,040
   Ratio of expenses to
      average net assets             0.45%        0.69%         0.31%      0.54%        0.16%      0.41%           0.13%      0.36%
   Ratio of net investment
      income to average
      net assets                     5.72%        5.48%         6.29%      6.14%        6.70%      6.46%           6.67%      6.12%
   Ratio of expenses to
      average net assets
      before fee waivers             0.65%        0.89%         0.72%      0.97%        0.71%      0.96%           0.69%      0.89%
   Ratio of net investment
      income to average net assets
      before fee waivers             5.52%        5.28%         5.88%      5.71%        6.15%      5.91%           6.11%      5.59%
   Portfolio turnover rate            142%         142%          170%       170%         169%       169%            268%       268%

1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

                             See Accompanying Notes
                                       35

FINANCIAL HIGHLIGHTS
ARMADA U.S. GOVERNMENT INCOME FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            FOR THE SIX MONTHS ENDED
                                                NOVEMBER 30, 2000
                                                   (UNAUDITED)
                                 ------------------------------------------
                                 CLASS I    CLASS A     CLASS B    CLASS C2
                                 --------   -------     -------    --------
Net asset value,
   beginning of period           $   8.77   $  8.77     $ 8.74      $ 8.86
                                 --------   -------     ------      ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income             0.29      0.28       0.25        0.21
   Net gain/(loss) on securities
      (realized and unrealized)      0.32      0.32       0.33        0.21
                                 --------   -------     ------      ------
      Total from investment
         operations                  0.61      0.60       0.58        0.42
                                 --------   -------     ------      ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.30)    (0.29)     (0.26)      (0.22)
   Distributions from net
      realized capital gains        (0.00)    (0.00)     (0.00)      (0.00)
                                 --------   -------     ------      ------
      Total distributions           (0.30)    (0.29)     (0.26)      (0.22)
                                 --------   -------     ------      ------
Net asset value,
   end of period                 $   9.08   $  9.08     $ 9.06      $ 9.06
                                 ========   =======     ======      ======
TOTAL RETURN                         7.06%3    6.92%3,4   6.67%3,4    4.78%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                 $134,574   $15,130     $7,665      $   16
   Ratio of expenses to
      average net assets             0.80%1    1.05%1     1.76%1      1.76%1
   Ratio of net investment
      income to
      average net assets             6.50%1    6.25%1     5.54%1      5.54%1
   Ratio of expenses to
      average net assets
      before fee waivers*            0.86%1    1.11%1     1.76%1      1.76%1
   Ratio of net investment
      income to average net assets
      before fee waivers             6.44%1    6.19%1     5.54%1      5.54%1
   Portfolio turnover rate             14%       14%        14%         14%



                                                 FOR THE YEAR ENDED MAY 31,
                                  -----------------------------------------------------------
                                             2000                             1999
                                  ---------------------------    ----------------------------
                                  CLASS I   CLASS A   CLASS B     CLASS I    CLASS A  CLASS B
                                  --------  -------   -------    --------    -------  -------
Net asset value,
   beginning of period              $ 9.13  $  9.13   $ 9.11     $   9.27    $  9.27  $  9.24
                                  --------  -------   ------     --------    -------  -------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income              0.56     0.54     0.48         0.57       0.55     0.47
   Net gain/(loss) on securities
      (realized and unrealized)      (0.36)   (0.37)   (0.38)       (0.14)     (0.14)   (0.13)
                                  --------  -------   ------     --------    -------  -------
      Total from investment
         operations                   0.20     0.17     0.10         0.43       0.41     0.34
                                  --------  -------   ------     --------    -------  -------
LESS DISTRIBUTIONS
   Dividends from net
      investment income              (0.56)   (0.53)   (0.47)       (0.57)     (0.55)   (0.47)
   Distributions from net
      realized capital gains         (0.00)   (0.00)   (0.00)       (0.00)     (0.00)   (0.00)
                                  --------  -------   ------     --------    -------  -------
      Total distributions            (0.56)   (0.53)   (0.47)       (0.57)     (0.55)   (0.47)
                                  --------  -------   ------     --------    -------  -------
Net asset value,
   end of period                    $ 8.77  $  8.77   $ 8.74     $   9.13       9.13  $  9.11
                                  ========  =======   ======     ========    =======  =======
TOTAL RETURN                          2.26%    1.96%    1.10%        4.73%      4.46%    3.76%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                  $134,250  $20,790   $9,192     $150,113    $38,190  $16,373
   Ratio of expenses to
      average net assets              0.83%    1.08%    1.83%        0.75%      1.00%    1.75%
   Ratio of net investment
      income to
      average net assets              6.28%    6.03%    5.28%        6.15%      5.92%    5.15%
   Ratio of expenses to
      average net assets
      before fee waivers*             0.94%    1.19%    1.94%        1.09%      1.34%    2.09%
   Ratio of net investment
      income to average net assets
      before fee waivers             6.17%    5.92%    5.17%         5.81%      5.58%    4.81%
   Portfolio turnover rate             74%      74%      74%           53%        53%      53%

* DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
1 ANNUALIZED
2 CLASS C COMMENCED OPERATIONS ON JUNE 21, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
4 TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes
                                       36

                                                            FINANCIAL HIGHLIGHTS
                                              ARMADA U.S. GOVERNMENT INCOME FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                 ELEVEN MONTHS ENDED                            FOR THE YEAR ENDED
                                                    MAY 31, 1998                                   JUNE 30, 1997
                                 -----------------------------------------------    -----------------------------------------
                                 CLASS I        CLASS A     CLASS B      CLASS C    CLASS I      CLASS A   CLASS B    CLASS C
                                 --------       -------     -------      -------    -------      -------   -------    -------
Net asset value,
   beginning of period           $   9.15       $  9.15     $  9.13      $ 9.10     $   9.25     $  9.25   $  9.21    $ 9.19
                                 --------       -------     -------      ------     --------     -------   -------    ------

INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income             0.63          0.61        0.55        0.54         0.72        0.70      0.63      0.64
   Net gain/(loss) on securities
      (realized and unrealized)      0.08          0.08        0.07        0.08        (0.10)      (0.10)    (0.09)    (0.11)
                                 --------       -------     -------      ------     --------     -------   -------    ------
      Total from investment
         operations                  0.71          0.69        0.62        0.62         0.62        0.60      0.54      0.53
                                 --------       -------     -------      ------     --------     -------   -------    ------

LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.55)        (0.53)      (0.47)      (0.47)       (0.61)      (0.59)    (0.52)    (0.50)
   Distributions from net
      realized capital gains        (0.04)        (0.04)      (0.04)      (0.04)       (0.11)      (0.11)    (0.10)    (0.12)
                                 --------       -------     -------      ------     --------     -------   -------    ------
      Total distributions           (0.59)        (0.57)      (0.51)      (0.51)       (0.72)      (0.70)    (0.62)    (0.62)
                                 --------       -------     -------      ------     --------     -------   -------    ------
Net asset value,
   end of period                 $   9.27       $  9.27     $  9.24      $ 9.21     $   9.15        9.15   $  9.13    $ 9.10
                                 ========       =======     =======      ======     ========     =======   =======    ======
TOTAL RETURN                         8.04%1        7.80%1,3    6.98%1,3    7.03%1,3     6.91%       6.86%3    6.06%3    6.07%3
RATIOS/SUPPLEMENTARY DATA:
   Net assets, end of period
      (in 000's)                 $161,567       $54,710     $23,739      $  363     $148,854     $58,589   $23,448    $   69
   Ratio of expenses to
      average net assets             0.75%2        1.00%2      1.75%2      1.74%2       0.77%       1.02%     1.77%     1.77%
   Ratio of net investment
      income to average
      net assets                     7.44%2        7.20%2      6.45%2      6.34%2       7.90%       7.64%     6.89%     6.89%
   Ratio of expenses to
      average net assets
      before fee waivers             1.09%2        1.34%2      2.09%2      2.08%2       1.11%       1.36%     2.11%     2.11%
   Ratio of net investment income
      to average net assets
      before fee waivers             7.10%2        6.86%2      6.11%2      6.00%2       7.56%       7.30%     6.55%     6.55%
   Portfolio turnover                 279%          279%        279%        279%         500%        500%      500%      500%

1 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 2 ANNUALIZED.
3 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes
                                       37

FINANCIAL HIGHLIGHTS
ARMADA U.S. GOVERNMENT INCOME FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   FOR THE YEAR ENDED JUNE 30,
                                 --------------------------------------------------------------------------------------------
                                                    1996                                               1995
                                 --------------------------------------------      ------------------------------------------
                                 CLASS I     CLASS A     CLASS B      CLASS C      CLASS I      CLASS A    CLASS B   CLASS C1
                                 --------    -------     -------      -------      --------     -------    -------   --------
Net asset value,
   beginning of period           $   9.42    $  9.42     $  9.39      $ 9.36       $   9.41     $  9.41    $ 9.38     $ 9.12
                                 --------    -------     -------      ------       --------     -------    ------     ------

INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income             0.75       0.73        0.66        0.66           0.76        0.75      0.68       0.28
   Net gain/(loss) on securities
      (realized and unrealized)     (0.17)     (0.17)      (0.18)      (0.17)          0.01       (0.00)     0.01       0.24
                                 --------    -------     -------      ------       --------     -------    ------     ------
      Total from investment
      operations                     0.58       0.56        0.48        0.49           0.77        0.75      0.69       0.52
                                 --------    -------     -------      ------       --------     -------    ------     ------

LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.67)     (0.65)      (0.59)      (0.66)         (0.68)      (0.66)    (0.61)     (0.25)
   Distributions from net
      realized capital gains        (0.08)     (0.08)      (0.07)      (0.00)         (0.08)      (0.08)    (0.07)     (0.03)
                                 --------    -------     -------      ------       --------     -------    ------     ------
      Total distributions           (0.75)     (0.73)      (0.66)      (0.66)         (0.76)      (0.74)    (0.68)     (0.28)
                                 --------    -------     -------      ------       --------     -------    ------     ------
Net asset value,
   end of period                 $   9.25    $  9.25     $  9.21      $ 9.19       $   9.42     $  9.42    $ 9.39     $ 9.36
                                 ========    =======     =======      ======       ========     =======    ======     ======
TOTAL RETURN                         6.34%      5.97%4      5.22%4      5.25%4         8.70%       8.46%4    7.71%4     5.26%3,4
RATIOS/SUPPLEMENTARY DATA:
   Net assets, end of period
      (in 000's)                 $130,615    $52,250     $19,556      $   70       $110,190     $50,931    $8,478     $   29
   Ratio of expenses to
      average net assets             0.76%      1.01%       1.76%       1.76%          0.83%       1.04%     1.83%      2.88%2
   Ratio of net investment
      income to average
      net assets                     7.94%      7.70%       6.92%       6.92%         8.25%        8.03%     7.28%     11.54%2
   Ratio of expenses to
      average net assets
      before fee waivers             1.10%      1.35%       2.10%       2.10%         1.19%        1.44%      2.44%     2.88%2
   Ratio of net investment
      income to average net assets
      before fee waivers             7.60%      7.36%       6.58%       6.58%         7.89%        7.63%      6.67%     11.54%2
   Portfolio turnover                 348%       348%        348%        348%         115%        115%         115%       115%

1 PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF INVESTOR C SHARES) TO JUNE 30, 1995.
2 ANNUALIZED.
3 REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY
  1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE INVESTOR C SHARES FOR
  THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995.
4 TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes
                                       38

                                                            FINANCIAL HIGHLIGHTS
                                             ARMADA MICHIGAN MUNICIPAL BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                     FOR THE SIX MONTHS ENDED                              FOR THE YEAR ENDED MAY 31,
                                         NOVEMBER 30, 2000          ------------------------------------------------------------
                                            (UNAUDITED)                            2000                             1999
                                 ------------------------------     ------------------------------   ---------------------------
                                 CLASS I    CLASS A     CLASS B     CLASS I     CLASS A    CLASS B   CLASS I   CLASS A   CLASS B
                                 --------   -------     -------     --------    -------    -------   --------  -------   -------
Net asset value,
   beginning of period           $  10.38   $ 10.38     $10.39      $  10.91    $ 10.91    $10.92    $  11.06  $ 11.06   $11.07
                                 --------   -------     ------      --------    -------    ------    --------  -------   ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income             0.25      0.24       0.20          0.47       0.45      0.37        0.47     0.44     0.36
   Net gain/(loss) on securities
      (realized and unrealized)      0.34      0.33       0.34         (0.52)     (0.53)    (0.53)      (0.08)   (0.08)   (0.08)
                                 --------   -------     ------      --------    -------    ------    --------  -------   ------
      Total from investment
         operations                  0.59      0.57       0.54         (0.05)     (0.08)    (0.16)       0.39     0.36     0.28
                                 --------   -------     ------      --------    -------    ------    --------  -------   ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.25)    (0.24)     (0.20)        (0.47)     (0.44)    (0.36)      (0.47)   (0.44)   (0.36)
   Dividends from net
      realized capital gains        (0.00)    (0.00)     (0.00)        (0.01)     (0.01)    (0.01)      (0.07)   (0.07)   (0.07)
                                 --------   -------     ------      --------    -------    ------    --------  -------   ------
      Total distributions           (0.25)    (0.24)     (0.20)        (0.48)     (0.45)    (0.37)      (0.54)   (0.51)   (0.43)
                                 --------   -------     ------      --------    -------    ------    --------  -------   ------
Net asset value,
   end of period                 $  10.72   $ 10.71     $10.73      $  10.38    $ 10.38    $10.39    $  10.91  $ 10.91   $10.92
                                 ========   =======     ======      ========    =======    ======    ========  =======   ======
   TOTAL RETURN                      5.69%2    5.53%2,3   5.18%2,3     (0.42)%    (0.68)%3  (1.41)%3     3.54%    3.38%3   2.52%3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                 $150,158   $13,013     $1,681      $156,734    $14,799    $1,881    $192,536  $28,305   $3,217
   Ratio of expenses to
      average net assets             0.66%1    0.76%1     1.62%1        0.81%      1.06%     1.81%       0.76%    1.01%    1.76%
   Ratio of net investment
      income to average
      net assets                     4.62%1    4.52%1     3.66%1        4.46%      4.21%     3.46%       4.21%    3.96%    3.21%
   Ratio of expenses to
      average net assets
      before fee waivers             0.82%1    0.92%1     1.72%1        0.91%      1.16%     1.91%       1.05%    1.29%    2.05%
   Ratio of net investment
      income to average net assets
      before fee waivers             4.46%1    4.36%1     3.56%1        4.36%      4.11%     3.36%       3.92%    3.68%    2.92%
   Portfolio turnover rate              6%        6%         6%           10%        10%       10%          7%       7%       7%

1 ANNUALIZED
2 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 3 TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes
                                       39

FINANCIAL HIGHLIGHTS
ARMADA MICHIGAN MUNICIPAL BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            FOR THE ELEVEN MONTHS ENDED               FOR THE YEAR ENDED
                                                    MAY 31, 1998                         JUNE 30, 1997
                                         --------------------------------      --------------------------------
                                         CLASS I      CLASS A     CLASS B      CLASS I      CLASS A     CLASS B
                                         -------      -------     -------      --------     -------     ------
Net asset value,
   beginning of period                   $ 10.89      $ 10.89     $10.90       $  10.77     $ 10.76     $10.76
                                         -------      -------     ------       --------     -------     ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income                    0.44         0.42       0.34           0.51        0.49       0.41
   Net gain on securities
      (realized and unrealized)             0.23         0.23       0.23           0.14        0.14       0.13
                                         -------      -------     ------       --------     -------     ------
      Total from investment
         operations                         0.67         0.65       0.57           0.65        0.63       0.54
                                         -------      -------     ------       --------     -------     ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                    (0.47)       (0.45)     (0.37)         (0.49)      (0.46)     (0.36)
   Dividends from net
      realized capital gains               (0.03)       (0.03)     (0.03)         (0.04)      (0.04)     (0.04)
                                         -------      -------     ------       --------     -------     ------
      Total distributions                  (0.50)       (0.48)     (0.40)         (0.53)      (0.50)     (0.40)
                                         -------      -------     ------       --------     -------     ------
Net asset value,
   end of period                         $ 11.06      $ 11.06     $11.07       $  10.89     $ 10.89     $10.90
                                         ========     =======     ======       ========     =======     ======
TOTAL RETURN                                6.30%1       5.96%1,3   5.32%1,3       6.11%       5.89%3     5.05%3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                         $206,246     $38,536     $3,983       $194,950     $38,302     $3,503
   Ratio of expenses to
      average net assets                    0.74%2      0.99%2      1.74%2         0.76%       1.01%      1.76%
   Ratio of net investment
      income to average
      net assets                            4.34%2      4.09%2      3.34%2         4.73%       4.48%      3.73%
   Ratio of expenses to
      average net assets
      before fee waivers                    1.03%2      1.28%2      2.03%2         1.05%       1.30%      2.05%
   Ratio of net investment
      income to average net assets
      before fee waivers                    4.05%       3.80%       3.05%          4.44%       4.19%      3.44%
   Portfolio turnover                         26%         26%         26%            28%         28%        28%

1 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 2 ANNUALIZED.
3 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes

                                                            FINANCIAL HIGHLIGHTS
                                             ARMADA MICHIGAN MUNICIPAL BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   FOR THE YEAR ENDED JUNE 30,
                                        -----------------------------------------------------------------------------------------
                                                       1996                                              1995
                                        ---------------------------------           ---------------------------------------------
                                        CLASS I       CLASS A     CLASS B           CLASS I      CLASS A    CLASS B    CLASS C1,2
                                        --------      -------     -------           --------     -------    -------    ----------
Net asset value,
   beginning of period                  $  10.76      $ 10.75     $ 10.75           $  10.53     $ 10.53    $10.52       $10.11
                                        --------      -------     -------           --------     -------    ------       ------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income/(loss)             0.50         0.47        0.40               0.50        0.48      0.40        (0.02)
   Net gain on securities
      (realized and unrealized)             0.04         0.04        0.04               0.25        0.23      0.24         0.62
                                        --------      -------     -------           --------     -------    ------       ------
      Total from investment
         operations                         0.54         0.51        0.44               0.75        0.71      0.64         0.60
                                        --------      -------     -------           --------     -------    ------       ------

LESS DISTRIBUTIONS
   Dividends from net
      investment income                    (0.50)       (0.47)      (0.40)             (0.50)      (0.48)    (0.40)       (0.00)
   Distributions from net
      realized capital gains               (0.03)       (0.03)      (0.03)             (0.02)      (0.01)    (0.01)       (0.17)
                                        --------      -------     -------           --------     -------    ------       ------
      Total distributions                  (0.53)       (0.50)      (0.43)             (0.52)      (0.49)    (0.41)       (0.17)
                                        --------      -------     -------           --------     -------    ------       ------
Net asset value,
   end of period                        $  10.77      $ 10.76     $ 10.76           $  10.76     $ 10.75    $10.75       $10.54
                                        ========      =======     =======           ========     =======    ======       ======
TOTAL RETURN                                5.12%        4.87%5      4.13%5             7.33%       6.99%5    6.28%5       3.39%4,5
RATIOS/SUPPLEMENTARY DATA:
   Net assets, end of period
      (in 000's)                        $185,191      $36,681     $ 3,565           $176,068     $37,874    $2,270            0
   Ratio of expenses to
      average net assets                    0.77%        1.02%       1.77%              0.78%       1.00%     1.78%        0.48%3
   Ratio of net investment
      income/(loss) to average
      net assets                            4.57%        4.32%       3.57%              4.79%       4.57%     3.80%       (0.32)%3
   Ratio of expenses to
      average net assets
      before fee waivers                    1.06%        1.31%       2.06%              1.07%       1.32%     2.32%        0.48%3
   Ratio of net investment
      income/(loss) to average net
      assets before fee waivers             4.28%        4.03%       3.28%              4.50%       4.25%     3.26%       (0.32)%3
   Portfolio turnover                         28%          28%         28%                26%         26%       26%          26%

1 THERE WAS ONLY ONE SHARE OUTSTANDING FOR THE INVESTOR C SHARES AT JUNE 30, 1995.
2 PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF INVESTOR C SHARES) TO JUNE 30, 1995.
3 ANNUALIZED.
4 REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY
  1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE INVESTOR C SHARES FOR
  THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995, NOT ANNUALIZED.
5 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes
                                       41

FINANCIAL HIGHLIGHTS
ARMADA NATIONAL TAX EXEMPT BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            FOR THE SIX MONTHS ENDED
                                                 NOVEMBER 30, 2000                                FOR THE YEAR ENDED
                                                   (UNAUDITED)                                      MAY 31, 2000
                                 --------------------------------------------      ----------------------------------------------
                                 CLASS I      CLASS A     CLASS B     CLASS C      CLASS I      CLASS A       CLASS B    CLASS C2
                                 --------     -------     -------     -------      -------      -------       -------    --------
Net asset value,
   beginning of period           $   9.50     $ 9.54      $ 9.50       $9.50       $  9.96      $ 9.97        $ 9.96      $ 9.52
                                 --------     --------    ------       -----       -------      ------        ------      ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income             0.22       0.22        0.20        0.11          0.42        0.41          0.34        0.03
   Net gain/(loss) on securities
      (realized and unrealized)      0.30       0.29        0.27        0.29         (0.45)      (0.42)        (0.45)      (0.02)
                                 --------     ------      ------       -----       -------      ------        ------      ------
      Total from investment
         operations                  0.52       0.51        0.47        0.40         (0.03)      (0.01)        (0.11)       0.01
                                 --------     ------      ------       -----       -------      ------        ------      ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.22)     (0.21)      (0.18)      (0.10)        (0.42)      (0.41)        (0.34)      (0.03)
   Distributions from net realized
      capital gains                 (0.00)     (0.00)      (0.00)      (0.00)        (0.01)      (0.01)        (0.01)      (0.00)
                                 --------     ------      ------       -----       -------      ------        ------      ------
      Total distributions           (0.22)     (0.21)      (0.18)      (0.10)        (0.43)      (0.42)        (0.35)      (0.03)
                                 --------     ------      ------       -----       -------      ------        ------      ------
Net asset value,
   end of period                 $   9.80     $ 9.84      $ 9.79       $9.80          9.50      $ 9.54        $ 9.50     $  9.50
                                 ========     ======      ======       =====       =======      ======        ======     =======
TOTAL RETURN                         5.47%3     5.41%3,4    4.94%3,4    4.27%3,4     (0.24)%     (0.02)%4      (1.05)%4    0.09%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                 $154,487     $7,112      $  474       $  91       $95,634      $4,009        $  224     $     0
   Ratio of expenses to
      average net assets             0.57%1     0.67%1      1.37%1      1.37%1        0.54%       0.64%         1.35%       1.50%1
   Ratio of net investment
      income to average
      net assets                     4.47%1     4.37%1      3.67%1      3.67%1        4.37%       4.27%         3.56%       3.41%1
   Ratio of expenses to
      average net assets
      before fee waivers             0.77%1     0.87%1      1.52%1      1.52%1        0.81%       0.91%         1.56%       1.65%1
   Ratio of net investment
      income to average net
      assets before fee waivers      4.27%1     4.17%1      3.52%1      3.52%1        4.10%       4.00%         3.35%       3.26%1
   Portfolio turnover rate             20%        20%         20%         20%           65%         65%           65%         65%

1 ANNUALIZED.
2 CLASS C COMMENCED OPERATIONS ON FEBRUARY 24, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes
                                       42

                                                            FINANCIAL HIGHLIGHTS
                                            ARMADA NATIONAL TAX EXEMPT BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                            FOR THE YEAR ENDED                  FOR THE PERIOD ENDED
                                                               MAY 31, 1999                         MAY 31, 1998
                                                ------------------------------------------      --------------------
                                                CLASS I          CLASS A2         CLASS B2             CLASS I2
                                                --------         --------         --------             --------
Net asset value,
   beginning of period                          $  10.03          $10.04          $ 10.23              $ 10.00
                                                --------          ------          -------              -------

INCOME FROM INVESTMENT
  OPERATIONS
   Net investment income                            0.45            0.41             0.13                 0.07
   Net gain/(loss) on securities
      (realized and unrealized)                    (0.04)          (0.04)           (0.26)                0.03
                                                --------          ------          -------              -------
      Total from investment
         operations                                 0.41            0.37            (0.13)                0.10
                                                --------          ------          -------              -------
LESS DISTRIBUTIONS
   Dividends from net investment
      income                                       (0.45)          (0.41)           (0.14)               (0.07)
   Distribution from net realized
      capital gains                                (0.03)          (0.03)           (0.00)               (0.00)
                                                --------          ------          -------              -------
      Total distributions                          (0.48)          (0.44)           (0.14)               (0.07)
                                                --------          ------          -------              -------
Net asset value, end of period                  $   9.96          $ 9.97          $  9.96                10.03
                                                ========          ======          =======              =======

TOTAL RETURN                                        4.07%           3.67%3,4        (1.22)%3,4            7.03%1
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                                $100,638          $4,205          $   275              $80,259
   Ratio of expenses to average
      net assets                                    0.36%           0.46%1           1.17%1               0.33%1
   Ratio of net investment
      income to average net
      assets                                        4.39%           4.29%1           3.58%1               4.62%1
   Ratio of expenses to average
      net assets before fee
      waivers                                       0.87%           0.97%1           1.68%1               0.87%1
   Ratio of net investment
      income to average net
      assets before fee waivers                     3.88%           3.78%1           3.07%1               4.08%1
   Portfolio turnover rate                            23%             23%              23%                   0%

1 ANNUALIZED.
2 CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON APRIL 9, 1998, JUNE 19,
  1998 AND JANUARY 29, 1999, RESPECTIVELY.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
4 TOTAL RETURN EXCLUDES SALES CHARGE.

                             See Accompanying Notes
                                       43

FINANCIAL HIGHLIGHTS
ARMADA OHIO TAX EXEMPT BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    FOR THE SIX MONTHS ENDED
                                                        NOVEMBER 30, 2000                           FOR THE YEAR ENDED
                                                          (UNAUDITED)                                  MAY 31, 2000
                                        --------------------------------------------            --------------------------
                                        CLASS I             CLASS A         CLASS C2             CLASS I            CLASS A
                                        --------            -------         --------            ---------           -------
Net asset value,
   beginning of period                  $  10.49            $10.46           $10.46             $   11.03           $11.00
                                        --------            ------           ------             ---------           ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income                    0.24              0.23             0.16                  0.48             0.47
   Net gain/(loss) on securities
      (realized and unrealized)             0.33              0.34             0.33                 (0.53)           (0.53)
                                        --------            ------           ------              --------           ------
      Total from investment
         operations                         0.57              0.57             0.49                 (0.05)           (0.06)
                                        --------            ------           ------              --------           ------
LESS DISTRIBUTIONS
   Dividends from
      net investment income                (0.24)            (0.24)           (0.17)                (0.48)           (0.47)
   Distributions from
      net realized capital gains           (0.00)            (0.00)           (0.00)                (0.01)           (0.01)
                                        --------            ------           ------              --------           ------
      Total distributions                  (0.24)            (0.24)           (0.17)                (0.49)           (0.48)
                                        --------            ------           ------              --------           ------
Net asset value,
   end of period                        $  10.82            $10.79           $10.78              $  10.49           $10.46
                                        ========            ======           ======              ========           ======
TOTAL RETURN                                5.50%3            5.46%3,4         3.18%3,4             (0.40)%          (0.51)%4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                        $161,598            $5,503           $   62              $166,164           $5,173
   Ratio of expenses to
      average net assets                    0.58%1            0.68%1           1.53%1                0.52%            0.62%
   Ratio of net investment income
      to average net assets                 4.44%1            4.34%1           3.49%1                4.52%            4.42%
   Ratio of expenses to
      average net assets
      before fee waivers                    0.78%1            0.88%1           1.68%1                0.80%            0.90%
   Ratio of net investment income
      to average net assets
      before fee waivers                    4.24%1            4.14%1           3.34%1                4.24%            4.14%
   Portfolio turnover rate                    11%               11%              11%                   31%              31%

1 ANNUALIZED
2 CLASS C COMMENCED OPERATIONS ON JUNE 23, 2000
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes
                                       44

                                                            FINANCIAL HIGHLIGHTS
                                                ARMADA OHIO TAX EXEMPT BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     FOR THE YEAR ENDED MAY 31,
                                 --------------------------------------------------------------------------------------------------
                                          1999                     1998                        1997                    1996
                                 --------------------------------------------------------------------------------------------------
                                 CLASS I      CLASS A     CLASS I        CLASS A      CLASS I      CLASS A     CLASS I      CLASS A
                                 --------     -------     --------       -------      --------     -------     -------      -------
Net asset value,
   beginning of period           $  11.13     $11.09      $  10.86       $10.82       $ 10.70      $10.66      $ 10.74      $10.70
                                 --------     ------      --------       ------       -------      ------      -------      ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income             0.53       0.52          0.51         0.51          0.51        0.51         0.50        0.50
   Net gain/(loss) on securities
      (realized and unrealized)     (0.09)     (0.08)         0.28         0.28          0.16        0.16        (0.04)      (0.04)
                                 --------     ------      --------       ------       -------      ------      -------      ------
      Total from investment
         operations                  0.44       0.44          0.79         0.79          0.67        0.67         0.46        0.46
                                 --------     ------      --------       ------       -------      ------      -------      ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.53)     (0.52)        (0.51)       (0.51)        (0.51)      (0.51)       (0.50)      (0.50)
   Distributions from
      net realized capital gains    (0.01)     (0.01)        (0.01)       (0.01)        (0.00)      (0.00)       (0.00)      (0.00)
                                 --------     ------      --------       ------       -------      ------      -------      ------
      Total distributions           (0.54)     (0.53)        (0.52)       (0.52)        (0.51)      (0.51)       (0.50)      (0.50)
                                 --------     ------      --------       ------       -------      ------      -------      ------
Net asset value,
   end of period                 $  11.03     $11.00      $  11.13       $11.09       $ 10.86      $10.82        10.70      $10.66
                                 ========     ======      ========       ======       =======      ======
TOTAL RETURN                         3.94%      3.93%1        7.43%        7.39%1        6.37%       6.38%1       4.36%       4.35%1
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                 $205,365     $4,808      $165,395       $4,037       $91,366      $3,535      $82,886      $2,869
   Ratio of expenses to
      average net assets             0.28%      0.38%         0.25%        0.25%         0.24%       0.24%        0.26%       0.26%
   Ratio of net investment
      income to average
      net assets                     4.77%      4.67%         4.67%        4.59%         4.71%       4.71%        4.68%       4.68%
   Ratio of expenses to
      average net assets
      before fee waivers             0.78%      0.88%         0.80%        0.80%         0.79%       0.79%        0.83%       0.83%
   Ratio of net investment
      income to
      average net assets
      before fee waivers             4.27%      4.17%         4.12%        4.04%         4.16%       4.16%        4.11%       4.11%
   Portfolio turnover rate             19%        19%           15%          15%           23%         23%          10%         10%

1 TOTAL RETURN EXCLUDES SALES CHARGE.


                             See Accompanying Notes
                                       45

FINANCIAL HIGHLIGHTS
ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          FOR THE SIX MONTHS ENDED
                                            NOVEMBER 30, 2000 5                              FOR THE YEAR ENDED
                                                (UNAUDITED)                                    MAY 31, 2000
                                         -------------------------              ----------------------------------------
                                         CLASS I           CLASS A               CLASS I         CLASS A        CLASS C2
                                         -------           -------               -------         -------        --------
Net asset value,
   beginning of period                   $  9.89            $ 9.91               $ 10.39         $ 10.40         $ 9.95
                                         -------            ------               -------         -------         ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income                    0.23              0.23                  0.45            0.44           0.13
   Net gain/(loss) on securities
      (realized and unrealized)             0.29              0.28                 (0.46)          (0.45)         (0.14)
                                         -------            ------               -------         -------         ------
      Total from investment
         operations                         0.52              0.51                 (0.01)          (0.01)         (0.01)
                                         -------            ------               -------         -------         ------
LESS DISTRIBUTIONS
   Dividends from net
      investment income                    (0.23)            (0.23)                (0.47)          (0.46)         (0.03)
   Distributions from net
      realized capital gains               (0.00)            (0.00)                (0.02)          (0.02)         (0.00)
                                         -------            ------               -------         -------         ------
      Total distributions                  (0.23)            (0.23)                (0.49)          (0.48)         (0.03)
                                         -------            ------               -------         -------         ------
Net asset value,
   end of period                         $ 10.18            $10.19               $  9.89         $  9.91         $ 9.91
                                         =======            ======               =======         =======         ======
TOTAL RETURN                                5.34%3            5.18%3,4             (0.06)%         (0.05)%4       (0.06)%3,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                         $44,496            $  275               $45,021         $   216         $    0
   Ratio of expenses to
      average net assets                    0.63%1            0.73%1                0.53%           0.63%          1.53%1
   Ratio of net investment
      income to average net assets          4.63%1            4.53%1                4.55%           4.45%          3.55%1
   Ratio of expenses to
      average net assets
      before fee waivers                    0.86%1            0.96%1                0.84%           0.94%          1.68%1
   Ratio of net investment
      income to average net assets
      before fee waivers                    4.40%1            4.30%1                4.24%           4.14%          3.40%1
   Portfolio turnover rate                    15%               15%                   38%             38%            38%

1 ANNUALIZED.
2 CLASS C COMMENCED OPERATIONS ON FEBRUARY 24, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
4 TOTAL RETURN EXCLUDES SALES CHARGE.
5 SHARES OF CLASS C WERE INITIALLY OFFERED ON FEBRUARY 24, 2000. BETWEEN
  FEBRUARY 24, 2000 AND MARCH 28, 2000, THE CLASS C SHARES SOLD WERE SUBSEQUENTLY REPURCHASED, LEAVING A BALANCE OF 10 SHARES. THIS REPRESENTS THE INITIAL SEED PURCHASE AS OF FEBRUARY 24, 2000. THIS SHAREHOLDER DATA IS NOT BEING DISCLOSED BECAUSE THE DATA IS NOT BELIEVED TO BE MEANINGFUL.


                             See Accompanying Notes

                                                            FINANCIAL HIGHLIGHTS
                                         ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        FOR THE YEAR ENDED MAY 31,                            FOR THE   FOR THE
                                  ----------------------------------------------------------------------      PERIOD    PERIOD
                                          1999                     1998                     1997              ENDED      ENDED
                                  --------------------     --------------------     --------------------      MAY 31,   APRIL 30,
                                  CLASS I      CLASS A     CLASS I      CLASS A     CLASS I5    CLASS A2      1996 4     1996 4
                                  -------      -------     -------      -------     --------    --------      -------   ---------
Net asset value,
   beginning of period            $ 10.45       $10.45     $ 10.22      $10.22      $ 10.08      $10.13       $ 10.12    $ 10.04
                                  -------       ------     -------      ------      -------      ------       -------    -------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income             0.51         0.48        0.46        0.45         0.44        0.31          0.04       0.43
   Net gain/(loss) on securities
      (realized and unrealized)     (0.07)       (0.04)       0.24        0.24         0.17        0.12         (0.04)      0.08
                                  -------       ------     -------      ------      -------      ------       -------    -------
      Total from investment
        operations                   0.44         0.44        0.70        0.69         0.61        0.43          0.00       0.51
                                  -------       ------     -------      ------      -------      ------       -------    -------
LESS DISTRIBUTIONS
   Dividends from net
      investment income             (0.49)       (0.48)      (0.46)      (0.45)       (0.44)      (0.31)        (0.04)     (0.43)
   Distributions from net
      realized capital gains        (0.01)       (0.01)      (0.00)      (0.00)       (0.02)      (0.02)        (0.00)     (0.00)
   Distributions in excess of
      net realized capital gains    (0.00)       (0.00)      (0.01)      (0.01)       (0.01)      (0.01)        (0.00)     (0.00)
                                  -------       ------     -------      ------      -------      ------       -------    -------
      Total distributions           (0.50)       (0.49)      (0.47)      (0.46)       (0.47)      (0.34)        (0.04)     (0.43)
                                  -------       ------     -------      ------      -------      ------       -------    -------
Net asset value,
   end of period                  $ 10.39       $10.40     $ 10.45      $10.45      $ 10.22      $10.22       $ 10.08    $ 10.12
                                  =======       ======     =======      ======      =======      ======       =======    =======
TOTAL RETURN                         4.21%        4.21%3      6.95%       6.84%3       6.21%       6.13%1,3     (0.03)%1    5.06%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
      (in 000's)                  $40,171       $  218     $38,753      $  125      $36,769      $   81       $38,733    $38,809
   Ratio of expenses to
      average net assets             0.48%        0.58%       0.69%       0.77%        0.87%       0.99%1        0.85%1     0.85%
   Ratio of net investment
      income to average
      net assets                     4.80%        4.70%       4.40%       4.32%        4.35%       4.26%1        4.32%1     4.16%
   Ratio of expenses to
      average net assets
      before fee waivers             0.83%        0.93%       0.84%       0.94%        1.02%       1.00%1        1.31%1     1.24%
   Ratio of net investment
      income to
      average net assets
      before fee waivers             4.45%        4.35%       4.25%       4.15%        4.20%       4.25%1        3.86%1     3.77%
   Portfolio turnover rate             15%          15%         20%         20%          42%         42%            0%        22%

1 ANNUALIZED.
2 CLASS A COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.
3 TOTAL RETURN EXCLUDES SALES CHARGE.
4 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND
  THROUGH SEPTEMBER 6, 1996. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR-END FROM APRIL 30 TO MAY 31.


                             See Accompanying Notes
                                       47

SCHEDULE OF INVESTMENTS
ARMADA CORE EQUITY FUND

NOVEMBER 30, 2000
(UNAUDITED)

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- 98.9%
BASIC MATERIALS -- 4.8%
  Alcoa                                    49,060     $  1,383
  EI DuPont de Nemours                     29,895        1,265
  Praxair                                  46,560        1,673
  Weyerhaeuser                              4,830          211
  Willamette Industries                    40,230        1,976
                                                      --------
                                                         6,508
                                                      --------
COMMERCIAL SERVICES -- 3.0%
  Computer Sciences*#                      30,200        2,059
  Interpublic Group#                       48,710        1,903
                                                      --------
                                                         3,962
                                                      --------
CONSUMER CYCLICALS -- 12.9%
  Cintas                                    3,150          161
  Costco Wholesale*                        39,900        1,302
  CVS                                      47,130        2,681
  Home Depot                               60,820        2,383
  Masco                                    98,120        1,895
  Target                                   77,460        2,329
  Wal-Mart Stores                          61,890        3,230
  Walgreen                                 75,760        3,376
                                                      --------
                                                        17,357
                                                      --------
CONSUMER NON-CYCLICALS -- 3.4%
  Kimberly-Clark                           33,950        2,374
  Safeway*                                 37,450        2,207
                                                      --------
                                                         4,581
                                                      --------
CONSUMER SERVICES -- 2.5%
  Automatic Data Processing                51,280        3,385
                                                      --------
ENERGY -- 8.1%
  Chevron                                  21,410        1,753
  Exxon Mobil                              63,834        5,617
  Schlumberger                             29,890        1,853
  Texaco                                   28,320        1,644
                                                      --------
                                                        10,867
                                                      --------
FINANCIALS -- 20.3%
  American General                         22,050        1,652
  American International Group             57,214        5,546
  Chase Manhattan                          50,845        1,875
  Citigroup                                51,900        2,585
  Comerica                                 24,180        1,259
  Commerce Bancshares                      34,623        1,307
  Fannie Mae                               39,010        3,082
  Freddie Mac                              56,630        3,423
  Marsh & McLennan                          6,750          777
  MGIC Investment                          25,110        1,582
  PMI Group                                23,115        1,469
  Radian Group                             41,220        2,679
                                                      --------
                                                        27,236
                                                      --------
HEALTHCARE -- 13.3%
  Bristol-Myers Squibb                     44,700        3,098
  Johnson & Johnson                        25,760        2,576
  Medtronic                                63,486        3,381

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
HEALTHCARE -- CONTINUED
  Merck                                    44,060     $  4,084
  Pfizer                                   50,670        2,245
  Tenet Healthcare*                        56,370        2,399
                                                      --------
                                                        17,783
                                                      --------
INDUSTRIALS -- 8.6%
  Caterpillar                              32,350        1,272
  Deere                                    57,240        2,329
  General Electric                         84,890        4,207
  Ingersoll-Rand#                          49,090        1,976
  SPX                                      16,400        1,735
                                                      --------
                                                        11,519
                                                      --------
TECHNOLOGY -- 20.0%
  Altera*                                  62,760        1,502
  Applied Micro Circuits*                  35,240        1,707
  Cisco Systems*                           83,048        3,976
  Dell Computer*                           34,690          668
  EMC of Massachusetts*                    25,240        1,877
  Fiserv*#                                 44,640        2,494
  Intel                                    68,606        2,611
  JDS Uniphase*#                           26,580        1,331
  Maxim Integrated Products*               27,910        1,424
  Microsoft*                               53,170        3,051
  Oracle*                                  45,300        1,201
  Siebel Systems*                          22,600        1,579
  Sun Microsystems*                        15,830        1,204
  Tellabs*                                 23,150        1,227
  Vitesse Semiconductor*#                  20,130          868
                                                      --------
                                                        26,720
                                                      --------
TELECOMMUNICATIONS -- 2.0%
  SBC Communications                       34,610        1,902
  WorldCom*                                52,885          790
                                                      --------
                                                         2,692
                                                      --------
TOTAL COMMON STOCK
  (Cost $102,487)                                      132,610
                                                      --------

CASH EQUIVALENT -- 1.3%
  Goldman Sachs Financial Square Prime
    Obligation Money Market Fund        1,803,892        1,804
                                                      --------
TOTAL CASH EQUIVALENT
  (Cost $1,804)                                          1,804
                                                      --------
TOTAL INVESTMENTS -- 100.2%
  (Cost $104,291)                                      134,414
                                                      ========
OTHER ASSETS AND LIABILITIES,
  NET -- (0.2)%                                           (274)
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $134,140
                                                      ========
------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN

                             See Accompanying Notes
                                       48

                                                         SCHEDULE OF INVESTMENTS
                                                       ARMADA EQUITY GROWTH FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------
COMMON STOCK -- 95.9%
BASIC MATERIALS -- 0.4%
  Avery Dennison                          103,550   $    5,695
                                                    ----------
COMMERCIAL SERVICES -- 5.3%
  Automatic Data Processing               341,840       22,561
  Concord EFS*#                           314,950       13,740
  Convergys*#                             320,000       13,460
  Omnicom Group#                          201,927       15,877
  Sungard Data Systems*                   100,000        4,906
                                                    ----------
                                                        70,544
                                                    ----------
CONSUMER CYCLICALS -- 6.7%
  Costco Wholesale*                       406,916       13,276
  CVS                                      70,000        3,981
  Home Depot                              476,298       18,665
  RadioShack#                             327,391       15,346
  Wal-Mart Stores#                        442,619       23,099
  Walgreen                                318,778       14,206
                                                    ----------
                                                        88,573
                                                    ----------
CONSUMER NON-CYCLICALS -- 8.0%
  Anheuser-Busch                          300,000       14,231
  Coca-Cola                                77,850        4,875
  Colgate-Palmolive                       281,025       16,510
  Kroger*                                 200,731        5,319
  PepsiCo                                 459,615       20,855
  Procter & Gamble#                       203,078       15,205
  Safeway*#                               333,369       19,648
  Sysco                                   158,339        8,748
                                                    ----------
                                                       105,391
                                                    ----------
CONSUMER SERVICES -- 4.4%
  AT&T-Liberty Media, Cl A*#              285,590        3,873
  Comcast, Cl A*#                         415,674       15,977
  Harley-Davidson#                        444,622       20,203
  Time Warner                             286,670       17,774
                                                    ----------
                                                        57,827
                                                    ----------
ENERGY -- 7.2%
  Anadarko Petroleum#                     150,000        8,925
  Chevron                                 138,959       11,377
  Coastal                                 285,390       20,905
  Exxon Mobil                             347,294       30,562
  Schlumberger                            376,101       23,318
                                                    ----------
                                                        95,087
                                                    ----------
FINANCIALS -- 16.1%
  American Express#                       356,295       19,574
  American International Group#           535,191       51,880
  Bank of New York                        315,000       17,384
  Citigroup#                              435,273       21,682
  Fannie Mae#                             165,991       13,113
  Freddie Mac                             213,550       12,906
  Marsh & McLennan#                       115,700       13,320
  MBNA                                    614,388       21,926
  Northern Trust                          129,051       11,115
  Providian Financial                     100,000        9,000
  State Street#                           156,565       20,197
                                                    ----------
                                                       212,097
                                                    ----------
HEALTHCARE -- 14.2%
  Amgen*                                  200,000       12,725
  Bristol-Myers Squibb                    310,356       21,512
  Johnson & Johnson#                      125,418       12,542
  Eli Lilly                                44,022        4,124
  Medtronic                               298,201       15,879
  Merck#                                  203,605       18,872

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
HEALTHCARE -- CONTINUED
  Pfizer                                1,352,539   $   59,934
  Pharmacia#                              308,184       18,799
  Schering-Plough#                        394,381       22,110
                                                    ----------
                                                       186,497
                                                    ----------
INDUSTRIALS -- 9.0%
  General Electric#                     1,107,667       54,899
  Minnesota Mining &  Manufacturing       143,550       14,337
  Tyco International                      819,767       43,243
  United Technologies                      91,489        6,479
                                                    ----------
                                                       118,958
                                                    ----------
TECHNOLOGY -- 19.2%
  ADC Telecommunications*#                659,040       13,304
  Altera*                                 288,220        6,899
  Analog Devices*                         193,240        9,590
  Cisco Systems*#                         815,624       39,048
  EMC of Massachusetts*                   505,646       37,607
  Hewlett-Packard                          60,674        1,919
  Intel                                   750,870       28,580
  International Business Machines         209,774       19,614
  Lucent Technologies                     173,445        2,699
  Microsoft*                              561,824       32,235
  Motorola                                 70,000        1,404
  Nortel Networks#                        481,180       18,165
  Pitney Bowes#                           153,799        4,470
  Qualcomm*#                              153,142       12,290
  Sun Microsystems*#                      178,712       13,593
  Texas Instruments#                      315,532       11,773
                                                    ----------
                                                       253,190
                                                    ----------
TELECOMMUNICATIONS -- 4.4%
  BellSouth                               233,508        9,764
  Qwest Communications International*#    250,000        9,438
  SBC Communications                      464,528       25,520
  Verizon Communications                  178,837       10,048
  WorldCom*                               201,271        3,007
                                                    ----------
                                                        57,777
                                                    ----------
TRANSPORTATION -- 1.0%
  Southwest Airlines                      420,000       13,256
                                                    ----------
TOTAL COMMON STOCK
   (Cost $826,263)                                  $1,264,892
                                                    ----------

CASH EQUIVALENT -- 3.8%
  Fidelity Domestic Money
    Market Fund                        50,068,768       50,069
                                                    ----------
TOTAL CASH EQUIVALENT
  (Cost $50,069)                                        50,069
                                                    ----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $876,332)                                    1,314,961
                                                    ==========
OTHER ASSETS AND LIABILITIES,
  NET -- 0.3%                                            3,939
                                                    ----------
TOTAL NET ASSETS -- 100.0%                          $1,318,900
                                                    ==========

------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
CL--CLASS


                             See Accompanying Notes
                                       49

SCHEDULE OF INVESTMENTS
ARMADA EQUITY INCOME FUND

NOVEMBER 30, 2000
(UNAUDITED)


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- 98.4%
BASIC MATERIALS -- 4.2%
  Alcoa                                   374,200    $  10,548
  Bowater                                  84,800        4,521
  Praxair                                 157,500        5,660
  Sherwin Williams                        223,900        4,884
  Weyerhaeuser                             86,500        3,784
                                                      --------
                                                        29,397
                                                      --------
CONSUMER CYCLICALS -- 2.6%
  Ford Motor                              230,700        5,248
  General Motors                           75,500        3,737
  Masco                                   250,700        4,842
  Nordstrom                               273,200        4,388
                                                      --------
                                                        18,215
                                                      --------
CONSUMER NON-CYCLICALS -- 9.8%
  Conagra Foods#                          455,200       11,579
  Fortune Brands                          175,900        5,079
  General Mills#                          295,800       12,165
  Kimberly-Clark                          153,000       10,700
  Kroger*                                 467,000       12,375
  Sara Lee                                436,500       10,476
  UST#                                    299,700        7,118
                                                      --------
                                                        69,492
                                                      --------
CONSUMER SERVICES -- 0.9%
  Knight Ridder#                           61,800        3,179
  New York Times, Cl A                     91,500        3,231
                                                      --------
                                                         6,410
                                                      --------
ENERGY -- 12.2%
  BP Amoco PLC, ADR                       257,900       12,234
  Chevron                                 220,500       18,053
  Conoco, Cl B                            260,800        6,536
  Exxon Mobil                             264,800       23,302
  Talisman Energy*                        200,300        6,122
  Texaco                                  222,500       12,919
  Ultramar Diamond Shamrock               248,000        6,836
                                                      --------
                                                        86,002
                                                      --------
FINANCIALS -- 26.9%
  American General                        161,900       12,132
  Bank of America                         145,200        5,799
  Charter One Financial#                  612,430       14,698
  Chubb                                   202,200       16,479
  Citigroup                               334,999       16,687
  CNA Financial*                          225,800        8,397
  Fannie Mae                              226,300       17,878
  Freddie Mac                             215,000       12,994
  Kimco Realty#                            91,700        3,783
  Lehman Brothers Holdings                 96,500        4,783


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
FINANCIALS -- CONTINUED
  Metlife*#                               469,500     $ 13,909
  Morgan Stanley Dean Witter               82,500        5,228
  PNC Financial Services Group            283,200       18,833
  SouthTrust#                             488,500       16,487
  St. Paul                                209,100       10,481
  Suntrust Banks#                         226,700       11,519
                                                      --------
                                                       190,087
                                                      --------
HEALTHCARE -- 6.6%
  Baxter International                    111,800        9,678
  Cigna                                    99,600       13,122
  Quest Diagnostics*#                      90,800       10,204
  Tenet Healthcare*                       311,000       13,237
                                                      --------
                                                        46,241
                                                      --------
INDUSTRIALS -- 5.9%
  Caterpillar                             181,300        7,127
  Cooper                                  116,700        4,763
  Emerson Electric                         72,200        5,262
  Minnesota Mining &  Manufacturing       135,600       13,543
  United Technologies                     153,500       10,870
                                                      --------
                                                        41,565
                                                      --------
REAL ESTATE INVESTMENT TRUSTS -- 4.2%
  Archstone Communities                   267,200        6,463
  Arden Realty                            370,300        9,049
  Developers Diversified Realty           237,300        2,877
  Duke-Weeks Realty                       482,800       10,984
                                                      --------
                                                        29,373
                                                      --------
TECHNOLOGY -- 10.9%
  Avnet                                   126,800        2,235
  Boeing                                  168,500       11,637
  General Dynamics#                       174,700       13,321
  Harris                                  130,900        4,025
  Hewlett-Packard                         101,400        3,207
  Honeywell International                 137,800        6,718
  Hubbell, Cl B                           272,300        7,046
  International Business Machines          75,200        7,031
  Lexmark International, Cl A*#           111,600        5,134
  Northrop Grumman                        117,700        9,924
  Textron                                  57,800        2,926
  TRW                                     112,800        3,729
                                                      --------
                                                        76,933
                                                      --------
TELECOMMUNICATIONS -- 8.5%
  AT&T                                    176,000        3,454
  BellSouth                               261,400       10,930
  SBC Communications                      356,400       19,580
  Verizon Communications                  410,900       23,087
  WorldCom*                               176,600        2,638
                                                      --------
                                                        59,689
                                                      --------

                             See Accompanying Notes
                                       50

                                                         SCHEDULE OF INVESTMENTS
                                                       ARMADA EQUITY INCOME FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------
COMMON STOCK -- CONTINUED
UTILITIES -- 5.7%
  Consolidated Edison#                    102,600     $  3,822
  Dominion Resources of Virginia          206,500       12,390
  Enron                                    77,600        5,025
  FPL Group                                90,400        5,989
  LG&E Energy                             157,600        3,930
  XCEL Energy                             328,700        8,957
                                                      --------
                                                        40,113
                                                      --------
TOTAL COMMON STOCK
  (Cost $586,297)                                      693,517
                                                      --------

CASH EQUIVALENT -- 1.4%
  Fidelity Domestic Money
    Market Fund                        10,034,220       10,034
                                                      --------
TOTAL CASH EQUIVALENT
  (Cost $10,034)                                        10,034
                                                      --------
TOTAL INVESTMENTS -- 99.8%
  (Cost $596,331)                                      703,551
                                                      ========
OTHER ASSETS AND LIABILITIES,
  NET -- 0.2%                                            1,614
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $705,165
                                                      ========

------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
PLC--PUBLIC LIABILITY COMPANY

                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA EQUITY INDEX FUND

NOVEMBER 30, 2000
(UNAUDITED)


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------


COMMON STOCK -- 97.0%
BASIC MATERIALS -- 2.1%
  Air Products & Chemicals                  5,988     $    206
  Alcan Aluminum                            8,880          270
  Alcoa                                    22,565          636
  Allegheny Technologies                    2,173           43
  Ashland                                   1,843           58
  Avery Dennison                            2,929          161
  Ball                                        798           31
  Barrick Gold#                            10,332          155
  Bemis                                     1,388           41
  Bethlehem Steel*                          3,443            8
  Boise Cascade                             1,494           43
  Crown Cork & Seal                         3,346           14
  Dow#                                     17,655          540
  EI Du Pont de Nemours                    27,351        1,157
  Eastman Chemical#                         2,003           87
  Ecolab                                    3,386          147
  Engelhard                                 3,333           66
  FMC*                                        793           54
  Freeport-McMoran Copper &  Gold, Cl B*    4,179           34
  Georgia-Pacific                           5,874          148
  Goodyear Tire & Rubber                    4,084           69
  Great Lakes Chemical                      1,422           50
  Hercules                                  2,800           53
  Homestake Mining                          6,802           34
  Inco*                                     4,745           68
  International Paper                      12,616          427
  Louisiana-Pacific                         2,797           20
  Mead                                      2,684           71
  Newmont Mining                            4,384           69
  Nucor                                     2,221           77
  Pactiv*                                   4,412           52
  Phelps Dodge                              2,056          101
  Placer Dome                               8,553           78
  Potlatch                                    748           23
  PPG Industries                            4,548          190
  Praxair                                   4,117          148
  Rohm & Haas                               5,681          169
  Sealed Air*                               2,185           70
  Sherwin Williams                          4,276           93
  Sigma Aldrich                             2,226           80
  Temple-Inland                             1,369           63
  Union Carbide                             3,517          152
  USX-U.S. Steel Group                      2,309           33
  Vulcan Materials                          2,631          113
  W R Grace*                                1,812            4
  Westvaco                                  2,626           72
  Weyerhaeuser                              6,084          266
  Willamette Industries                     2,892          142
  Worthington Industries                    2,315           21
                                                      --------
                                                         6,707
                                                      --------
COMMERCIAL SERVICES -- 1.4%
  Automatic Data Processing                16,380        1,081
  Ceridian*                                 3,785           87
  Computer Sciences*                        4,370          298
  Convergys*                                4,004          168
  Electronic Data Systems#                 12,165          644
  First Data                               10,767          551
  IMS Health                                7,762          217
  Interpublic Group#                        7,879          308


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
COMMERCIAL SERVICES -- CONTINUED
  Moody's*                                  4,223     $    110
  Omnicom Group                             4,639          365
  Paychex                                   9,697          564
  Quintiles Transnational*                  3,008           45
  Ryder System                              1,597           28
                                                      --------
                                                         4,466
                                                      --------
CONSUMER CYCLICALS -- 6.2%
  Autozone*                                 3,494           90
  Bed Bath & Beyond*                        7,330          153
  Best Buy*                                 5,338          137
  Black & Decker                            2,224           80
  Centex                                    1,551           55
  Circuit City Stores                       5,311           67
  Consolidated Stores*                      2,894           25
  Cooper Tire & Rubber                      1,982           18
  Costco Wholesale*                        11,667          381
  CVS                                      10,190          580
  Dana                                      3,978           67
  Darden Restaurants                        3,231           85
  Delphi Automatic Systems                 14,703          203
  Dillards, Cl A                            2,513           28
  Dollar General                            8,594          123
  Federated Department Stores*              5,589          170
  Fluor*                                    1,994           73
  Ford Motor                               48,946        1,114
  Gap                                      22,222          554
  General Motors                           13,972          692
  Home Depot                               60,419        2,368
  JC Penney                                 6,816           66
  Johnson Controls                          2,239          123
  Kaufman & Broad Home                      1,257           39
  K Mart*                                  12,562           69
  Kohl's*#                                  8,519          456
  Leggett & Platt                           5,130           84
  Limited                                  11,220          218
  Liz Claiborne                             1,425           56
  Longs Drug Stores                         1,029           20
  Lowe's                                    9,985          400
  Masco                                    11,717          226
  May Department Stores#                    8,684          244
  Maytag                                    2,047           59
  McKesson HBOC                             7,358          242
  Navistar International*                   1,616           53
  Nike, Cl B                                7,141          304
  Nordstrom                                 3,515           56
  Office Depot*                             8,258           55
  Paccar                                    1,998           95
  Pulte                                     1,075           42
  RadioShack                                4,875          229
  Reebok International*                     1,480           32
  Russell                                     902           15
  Sears Roebuck                             9,207          299
  Springs, Cl A                               471           13
  Staples*                                 12,649          152
  Target                                   23,817          716
  Tiffany#                                  3,786          129
  TJX                                       7,834          201
  Toys `R' Us*                              5,647          107
  VF                                        2,982           80
  Visteon                                   3,395           51


                             See Accompanying Notes
                                       52

                                                         SCHEDULE OF INVESTMENTS
                                                        ARMADA EQUITY INDEX FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)

                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
CONSUMER CYCLICALS -- CONTINUED
  WW Grainger                               2,453     $     90
  Wal-Mart Stores                         116,397        6,074
  Walgreen                                 26,321        1,173
  Whirlpool                                 1,908           75
                                                      --------
                                                        19,406
                                                      --------
CONSUMER NON-CYCLICALS -- 7.3%
  Adolph Coors, Cl B                          958           72
  Alberto-Culver, Cl B                      1,456           53
  Albertson's                              11,063          283
  Anheuser-Busch                           23,596        1,119
  Archer-Daniels-Midland                   17,320          221
  Brown-Forman, Cl B                        1,789          116
  Campbell Soup#                           11,034          368
  Clorox                                    6,130          274
  Coca-Cola                                64,638        4,048
  Coca-Cola Enterprises                    10,983          241
  Colgate-Palmolive                        15,059          885
  Conagra Foods                            13,915          354
  Fortune Brands                            4,135          119
  General Mills                             7,612          313
  Gillette                                 27,262          924
  H J Heinz                                 9,199          420
  Hershey Foods                             3,582          227
  International Flavors &  Fragrances       2,685           50
  Kellogg                                  10,592          261
  Kimberly-Clark                           14,510        1,015
  Kroger*                                  21,806          578
  Nabisco Group Holdings                    8,525          250
  Newell Rubbermaid                         6,961          135
  PepsiCo                                  37,633        1,708
  Philip Morris                            59,718        2,280
  Procter & Gamble                         34,156        2,557
  Quaker Oats                               3,419          297
  Ralston Purina Group                      8,011          211
  Safeway*                                 12,964          764
  Sara Lee                                 22,709          545
  Supervalu                                 3,433           62
  Sysco                                     8,702          481
  Tupperware                                1,508           28
  Unilever NV                              14,927          926
  UST#                                      4,236          101
  Winn Dixie Stores                         3,774           82
  WM Wrigley, Jr.                           2,980          271
                                                      --------
                                                        22,639
                                                      --------
CONSUMER SERVICES -- 4.0%
  American Greetings, Cl A                  1,732           16
  Brunswick                                 2,295           39
  Carnival                                 15,786          358
  Clear Channel Communications*#           15,273          771
  Comcast, Cl A*                           23,444          901
  Deluxe                                    1,889           44
  Eastman Kodak                             8,090          340
  Gannett                                   6,960          373
  Harcourt General                          1,873          103
  Harley-Davidson                           7,929          360
  Harrah's Entertainment*                   3,192           89
  Hasbro                                    4,495           52
  Hilton Hotels                             9,619           90

                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
CONSUMER SERVICES -- CONTINUED
  Knight Ridder                             2,028     $    104
  Mattel                                   11,117          140
  McDonald's                               34,897        1,112
  McGraw-Hill                               5,079          270
  Meredith                                  1,323           41
  New York Times, Cl A                      4,438          157
  Seagram                                  11,398          543
  Starbucks*#                               4,793          218
  Starwood Hotels & Resorts  Worldwide      5,262          168
  Time Warner                              34,361        2,130
  Tribune                                   8,053          298
  Tricon Global Restaurants*                3,850          139
  Viacom, Cl B*                            39,826        2,036
  Walt Disney                              54,263        1,570
  Wendy's International                     2,970           80
                                                      --------
                                                        12,542
                                                      --------
ENERGY -- 6.5%
  Amerada Hess                              2,366          145
  Anadarko Petroleum#                       6,340          377
  Apache                                    3,179          166
  Baker Hughes                              8,624          285
  Burlington Resources                      5,622          229
  Chevron                                  17,027        1,394
  Coastal                                   5,587          409
  Conoco, Cl B                             16,304          409
  Devon Energy                              3,307          163
  Dow Jones                                 2,315          131
  El Paso Energy#                           6,040          363
  EOG Resources                             3,421          145
  Exelon                                    8,490          562
  Exxon Mobil                              90,912        8,000
  Kerr-McGee                                2,458          149
  Marriott International, Cl A              6,258          259
  McDermott International                   1,663           15
  Nabors*#                                  4,595          202
  Occidental Petroleum                      9,627          208
  Phillips Petroleum                        6,630          375
  Rowan Companies*                          2,451           49
  Royal Dutch Petroleum, ADR               55,999        3,342
  Schlumberger                             14,861          921
  Sunoco                                    2,311           64
  Texaco                                   14,417          837
  Tosco                                     3,774          108
  Transocean Sedco Forex                    5,496          219
  Unocal                                    6,342          216
  USX-Marathon Group                        8,142          215
  Williams                                 11,537          408
                                                      --------
                                                        20,365
                                                      --------
FINANCIALS -- 15.7%
  Aetna                                     3,681          248
  Aflac                                     6,932          488
  Allstate                                 19,446          744
  American Express                         34,888        1,917
  American General                          6,487          486
  American International Group             60,381        5,853
  Amsouth Bancorp                          10,260          153


                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA EQUITY INDEX FUND

NOVEMBER 30, 2000
(UNAUDITED)


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
FINANCIALS -- CONTINUED
  AON                                       6,682     $    208
  Associates First Capital, Cl A           19,021          672
  Bank of America                          43,280        1,729
  Bank of New York                         19,261        1,063
  Bank One                                 29,951        1,073
  BB&T                                     10,229          341
  Bear Stearns                              2,889          133
  Capital One Financial                     5,114          285
  Cendant*                                 18,830          173
  Charles Schwab#                          35,561          985
  Charter One Financial                     5,745          138
  Chase Manhattan                          34,022        1,255
  Chubb                                     4,569          372
  Cincinnati Financial                      4,199          154
  CIT Group, Cl A                           6,869          115
  Citigroup                               117,509        5,853
  Comerica                                  4,085          213
  Conseco#                                  8,494           61
  Countrywide Credit                        2,960          110
  Equifax                                   3,686          123
  Fannie Mae                               26,308        2,078
  Fifth Third Bancorp#                     12,135          651
  First Union                              25,607          643
  Firstar                                  25,333          491
  FleetBoston Financial                    23,535          883
  Franklin Resources                        6,360          230
  Freddie Mac                              18,155        1,097
  Golden West Financial                     4,129          242
  H & R Block                               2,569           90
  Hartford Financial                        5,612          397
  Household International                  12,357          616
  Huntington Bancshares                     6,377           97
  JP Morgan                                 4,240          572
  Jefferson-Pilot                           2,692          184
  Keycorp                                  11,355          283
  Lehman Brothers Holdings                  6,312          313
  Lincoln National                          5,007          226
  Loew's                                    2,575          243
  Marsh & McLennan                          7,040          810
  MBIA                                      2,569          177
  MBNA                                     22,245          794
  Mellon Financial                         12,828          601
  Merrill Lynch                            20,259        1,172
  MGIC Investment                           2,764          174
  Morgan Stanley Dean Witter               29,558        1,873
  National City#                           15,832          392
  Northern Trust                            5,805          500
  Old Kent Financial                        3,586          139
  PNC Financial Services Group              7,584          504
  Progressive of Ohio#                      1,907          178
  Providian Financial                       3,721          335
  Regions Financial                         5,762          140
  Safeco                                    3,333           89
  SouthTrust                                4,390          148
  St. Paul                                  5,538          278
  State Street                              4,202          542
  Stilwell Financial                        5,820          189
  Summit Bancorp                            4,594          171
  Suntrust Banks                            7,899          401
  Synovus Financial                         7,375          163
  T. Rowe Price & Associates                3,154          115
  Torchmark                                 3,347          127
  U.S. Bancorp#                            19,635          475


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
FINANCIALS -- CONTINUED
  Union Planters                            3,534     $    120
  UnitedHealth Group                        4,241          498
  UnumProvident                             6,281          170
  USA Education                             4,090          237
  Wachovia                                  5,287          265
  Washington Mutual#                       14,305          650
  Wells Fargo                              42,078        1,996
                                                      --------
                                                        48,704
                                                      --------
HEALTHCARE -- 13.5%
  Abbott Laboratories                      40,464        2,228
  Allergan#                                 3,384          314
  Alza*#                                    6,034          268
  American Home Products                   34,060        2,048
  Amgen*                                   26,815        1,706
  Applera-Applied Biosystems  Group         5,440          449
  Avon Products                             6,200          258
  Bausch & Lomb                             1,386           61
  Baxter International                      7,581          656
  Becton Dickinson                          6,592          224
  Biogen*                                   3,878          212
  Biomet                                    4,635          172
  Boston Scientific*#                      10,647          137
  Bristol-Myers Squibb                     51,515        3,571
  C R Bard                                  1,318           65
  Cardinal Health                           7,190          719
  Chiron*                                   4,939          202
  Cigna                                     4,253          560
  Forest Laboratories*                      2,357          319
  Guidant*#                                 8,003          432
  HCA-Healthcare                           14,563          603
  Healthsouth*                             10,066          140
  Humana*                                   4,381           53
  Johnson & Johnson                        36,324        3,632
  King Pharmaceuticals*                     4,256          207
  Eli Lilly                                29,494        2,763
  Manor Care*                               2,671           45
  Medimmune*                                5,449          290
  Medtronic                                31,258        1,664
  Merck                                    60,051        5,566
  Pfizer                                  164,385        7,284
  Pharmacia                                33,149        2,022
  Schering-Plough                          38,236        2,144
  St. Jude Medical*                         2,189          130
  Tenet Healthcare*                         8,168          348
  Watson Pharmaceuticals*                   2,660          122
  Wellpoint Health Networks*                1,621          175
                                                      --------
                                                        41,789
                                                      --------
INDUSTRIALS -- 6.5%
  Allied Waste*                             4,934           61
  American Power Conversion*                5,062           59
  Briggs & Stratton                           599           22
  Caterpillar                               9,104          358
  Cooper                                    2,433           99
  Cummins Engine                            1,084           38
  Deere                                     6,112          249
  Emerson Electric                         11,144          812
  General Electric                        258,372       12,806
  Genuine Parts                             4,619           89
  Illinois Tool Works                       7,875          443
  Ingersoll-Rand                            4,227          170
  ITT Industries                            2,296           77


                             See Accompanying Notes
                                       54

                                                         SCHEDULE OF INVESTMENTS
                                                        ARMADA EQUITY INDEX FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
INDUSTRIALS -- CONTINUED
  Minnesota Mining &  Manufacturing        10,337    $   1,032
  National Service                          1,064           22
  Owens-Illinois*                           3,827           11
  Pall                                      3,229           64
  Parker Hannifin                           2,924          113
  Rockwell International                    4,910          198
  Snap-On                                   1,530           40
  Stanley Works                             2,289           62
  Timken                                    1,637           22
  Tyco International                       44,159        2,329
  United Technologies                      12,288          870
  Waste Management                         16,220          388
                                                      --------
                                                        20,434
                                                      --------
TECHNOLOGY -- 24.3%
  Adaptec*                                  2,715           30
  ADC Telecommunications*                  17,624          356
  Adobe Systems                             6,254          396
  Advanced Micro Devices*                   8,001          122
  Agilent Technologies*                    11,804          616
  Altera*                                  10,398          249
  America Online*                          59,998        2,437
  Analog Devices*                           9,240          459
  Andrew*                                   2,106           38
  Apple Computer*                           8,500          140
  Applied Materials*                       21,090          853
  Autodesk                                  1,523           39
  Avaya*                                    7,256           85
  B F Goodrich                              2,650          100
  BMC Software*#                            6,377          110
  Boeing                                   23,691        1,636
  Broadcom, Cl A*#                          5,620          548
  BroadVision*                              7,177          162
  Cabletron Systems*                        4,760           75
  Cisco Systems*                          185,213        8,867
  Citrix Systems*                           4,834          115
  Compaq Computer                          44,344          953
  Computer Associates International        15,368          402
  Compuware*                                9,414           65
  Comverse Technology*#                     3,988          344
  Conexant Systems*#                        5,676          115
  Corning#                                 23,034        1,348
  Crane                                     1,581           40
  Danaher                                   3,700          241
  Dell Computer*#                          67,248        1,295
  Dover                                     5,301          217
  Eaton                                     1,899          133
  EMC of Massachusetts*                    56,669        4,215
  Gateway*#                                 8,404          160
  General Dynamics                          5,240          400
  Hewlett-Packard                          52,236        1,652
  Honeywell International                  20,844        1,016
  Intel                                   174,922        6,658
  International Business Machines          46,299        4,329
  JDS Uniphase*                            24,331        1,218
  Kla-Tencor*                               4,857          134
  Lexmark International, Cl A*#             3,375          155
  Linear Technology                         8,124          384
  Lockheed Martin                          11,173          381
  LSI Logic*                                8,017          144
  Lucent Technologies                      87,074        1,355
  Maxim Integrated Products*                7,382          376
  Mercury Interactive*                      2,077          140


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
  Micron Technology*                       14,490     $    456
  Microsoft*                              137,431        7,885
  Millipore                                 1,203           53
  Motorola                                 56,207        1,128
  National Semiconductor*                   4,610           86
  NCR*#                                     2,485          117
  Network Appliance*                        7,954          393
  Nortel Networks                          77,361        2,920
  Northrop Grumman                          1,823          154
  Novell*                                   8,603           46
  Novellus Systems*#                        3,411           88
  Oracle*                                 147,224        3,901
  Palm*                                    14,742          533
  Parametric Technology*                    7,208           80
  Peoplesoft*                               7,207          240
  PerkinElmer                               1,283          114
  Pitney Bowes                              6,731          196
  Polaroid                                  1,172            9
  Power-One*                                1,814           77
  Qualcomm*                                19,353        1,553
  Raytheon, Cl B                            8,875          311
  Sabre Holdings*                           3,371          120
  Sanmina*#                                 3,873          295
  Sapient*                                  3,073           54
  Scientific-Atlanta                        4,159          168
  Siebel Systems*                          10,426          729
  Solectron*#                              15,570          436
  Sun Microsystems*                        41,430        3,151
  Tektronix                                 2,518           60
  Tellabs*                                 10,694          567
  Teradyne*#                                4,523          136
  Texas Instruments                        45,033        1,680
  Textron                                   3,766          191
  Thermo Electron*                          4,513          131
  Thomas & Betts                            1,514           22
  TRW                                       3,221          107
  Unisys*                                   8,142           99
  Veritas Software*#                       12,980        1,266
  Xerox                                    17,400          121
  Xilinx*                                   8,391          327
  Yahoo!*#                                 14,188          562
                                                      --------
                                                        75,865
                                                      --------
TELECOMMUNICATIONS -- 5.8%
  Alltel                                    8,234          504
  AT&T                                     97,998        1,923
  BellSouth                                49,137        2,055
  CenturyTel                                3,662          129
  Global Crossing* #                       23,031          285
  Nextel Communications, Cl A*             19,804          614
  Qwest Communications  International*     42,632        1,609
  RR Donnelley & Sons                       3,184           71
  SBC Communications                       88,838        4,881
  Sprint (FON Group)                       22,893          527
  Sprint (PCS Group)*#                     23,901          542
  Verizon Communications                   71,040        3,992
  WorldCom*                                74,770        1,117
                                                      --------
                                                        18,249
                                                      --------
TRANSPORTATION -- 0.6%
  AMR of Delaware*                          3,909          131
  Burlington Northern Santa Fe#            11,185          283


                             See Accompanying Notes
                                       55

SCHEDULE OF INVESTMENTS
ARMADA EQUITY INDEX FUND

NOVEMBER 30, 2000
(UNAUDITED)


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
TRANSPORTATION -- CONTINUED
  CSX                                       5,705     $    148
  Delta Air Lines                           3,199          152
  FedEx*                                    7,572          363
  Norfolk Southern                         10,005          144
  Southwest Airlines                       12,959          409
  Union Pacific                             6,473          301
  US Airways Group*                         1,740           67
                                                      --------
                                                         1,998
                                                      --------
UTILITIES -- 3.1%
  AES*                                     11,929          619
  Ameren                                    3,583          159
  American Electric Power                   8,402          387
  Calpine*                                  7,125          253
  CP&L Energy                               4,169          180
  Cinergy                                   4,150          133
  CMS Energy                                2,866           80
  Consolidated Edison#                      5,535          206
  Constellation Energy Group                3,907          159
  Dominion Resources of Virginia            6,215          373
  DTE Energy                                3,726          141
  Duke Energy                               9,596          863
  Dynegy                                    8,145          360
  Edison International                      8,678          199
  Enron                                    19,118        1,238
  Entergy                                   6,006          247
  FirstEnergy                               6,030          178
  Florida Progress                          2,575          141
  FPL Group                                 4,653          308
  GPU                                       3,168          111
  Halliburton                              11,594          387
  KeySpan                                   3,496          133
  Molex                                     5,123          210
  Niagara Mohawk Holdings*                  4,501           74
  Nicor                                     1,213           47
  NiSource                                  5,323          137
  Oneok                                       784           32
  Peoples Energy                              922           38
  PG&E                                     10,063          276
  Pinnacle West Capital                     2,213          103
  PPL                                       3,768          157
  Public Service Enterprise Group           5,650          242
  Reliant Energy                            7,722          303
  Sempra Energy                             5,335          130
  Southern                                 16,939          535
  TXU                                       6,887          275
  XCEL Energy                               8,818          240
                                                      --------
                                                         9,654
                                                      --------
TOTAL COMMON STOCK
  (Cost $262,075)                                      302,818
                                                      --------

REGISTERED INVESTMENT  COMPANIES -- 1.1%
  S&P Depository Receipts                  25,000      $ 3,307
                                                      --------
TOTAL REGISTERED INVESTMENT
  COMPANIES
  (Cost $3,610)                                          3,307
                                                      --------

CASH EQUIVALENT -- 1.5%
  Goldman Sachs Financial Square Prime
    Obligation Money Market Fund        4,768,495        4,769
                                                      --------
TOTAL CASH EQUIVALENT
  (Cost $4,769)                                          4,769
                                                      --------
TOTAL INVESTMENTS -- 99.6%
  (Cost $270,454)                                      310,894
                                                      ========
OTHER ASSETS AND LIABILITIES,
  NET -- 0.4%                                            1,162
                                                      --------
TOTAL NET ASSETS -- 100.0%                             $312,056
                                                      ========


------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS


                             See Accompanying Notes
                                       56

                                                         SCHEDULE OF INVESTMENTS
                                                ARMADA INTERNATIONAL EQUITY FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

FOREIGN COMMON STOCK -- 93.3%
AUSTRALIA -- 1.0%
  National Australia Bank*#               397,376     $  6,231
  National Australia Bank, ADR              4,000          309
                                                      --------
                                                         6,540
                                                      --------
BELGIUM -- 0.2%
  Interbrew*                               46,800        1,344
                                                      --------
BERMUDA -- 1.6%
  Tyco International                      125,555        6,623
  XL Capital, Cl A                         43,300        3,456
                                                      --------
                                                        10,079
                                                      --------
BRAZIL -- 0.9%
  Embraer Aircraft, ADR                    97,593        2,690
  Petroleo Brasileiro, ADR*               117,507        3,026
                                                      --------
                                                         5,716
                                                      --------
CANADA -- 1.0%
  Nortel Networks                          56,135        2,119
  Talisman Energy*                        146,793        4,486
                                                      --------
                                                         6,605
                                                      --------
CHINA -- 0.3%
  China Petroleum & Chemical*           9,290,000        1,632
                                                      --------
DENMARK -- 2.0%
  Danske Bank#                             30,000          490
  Novo-Nordisk, Cl B#                      38,891        7,536
  Vestas Wind Systems                      94,262        4,621
                                                      --------
                                                        12,647
                                                      --------
FINLAND -- 1.6%
  Nokia OYJ                                 9,000          377
  Nokia OYJ, ADR                          227,037        9,706
                                                      --------
                                                        10,083
                                                      --------
FRANCE -- 11.8%
  Alcatel#                                163,583        8,117
  Alcatel, ADR                             55,627        2,809
  Altran Technologies#                     25,361        4,857
  Aventis                                 141,779       11,126
  Axa#                                     60,045        8,415
  Dassault Systemes#                       51,933        3,700
  Egide*                                    2,800        1,333
  Etablissements Economiques du
    Casino Guichard Perrachon              29,100        2,797
  European Aeronautic Defense
    and Space*                            146,400        3,071
  L'OREAL#                                 56,555        4,524
  Pinguely - Haulotte                      65,300        1,648
  Rallye                                   33,650        1,888
  Suez Lyonnaise des Eaux                  42,175        7,148
  Thomson Multimedia*#                    147,258        5,640
  Total Fina Elf#                          59,624        8,528
  Total Fina Elf, ADR                       9,219          651
                                                      --------
                                                        76,252
                                                      --------
GERMANY -- 6.3%
  Allianz*#                                25,273        8,833
  Altana                                   49,500        6,593
  Bayerische Motoren Werke                112,904        3,391
  Beiersdorf                               35,853        3,995
  Deutsche Bank#                           37,100        2,693


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

FOREIGN COMMON STOCK -- CONTINUED
GERMANY -- CONTINUED
  Dresdner Bank                            88,400     $  3,317
  Muenchener Rueckversicher                26,333        8,640
  Siemens#                                 30,592        3,502
                                                      --------
                                                        40,964
                                                      --------
HONG KONG -- 2.2%
  China Mobile*                           969,264        5,294
  Hutchison Whampoa                       320,452        3,831
  Johnson Electric Holdings             2,715,533        5,118
                                                      --------
                                                        14,243
                                                      --------
IRELAND -- 0.7%
  Elan, ADR*                               89,578        4,832
                                                      --------
ISRAEL -- 1.3%
  Check Point Software Technologies*        6,195          636
  Oridion Systems*                         46,460        1,606
  Teva Pharmaceutical, ADR                 94,622        6,221
                                                      --------
                                                         8,463
                                                      --------
ITALY -- 5.2%
  Assicurazioni Generali*                 120,275        4,392
  Banca Intesa*#                        1,369,059        6,034
  Bulgari*                                287,892        3,491
  Saipem*#                                737,939        3,726
  San Paolo - IMI*#                       333,084        5,170
  Telecom Italia*#                        413,752        4,790
  Telecom Italia, ADR                      19,700        2,279
  TIM*#                                   435,375        3,441
                                                      --------
                                                        33,323
                                                      --------
JAPAN -- 15.6%
  Anritsu#                                188,915        5,167
  Canon#                                  131,317        5,157
  Chugai Pharmaceutical#                  217,854        3,855
  Daiichi Pharmaceutical#                 239,892        6,627
  Dainippon Pharmaceutical                410,539        6,241
  Fanuc                                        99            8
  Furukawa Electric#                      218,270        5,241
  Meitec                                  107,705        3,938
  Mitsui Fudosan                          479,999        5,568
  NEC*#                                   313,740        5,905
  NGK Insulators                          233,200        3,031
  Nippon Yusen Kabushiki Kaisha#          651,060        2,792
  NTT Docomo                                  614       15,686
  Sanyo Electric                        1,127,777        8,786
  Sekisui House                           754,700        7,317
  SMC                                      22,231        3,251
  Sony#                                        61            5
  Takeda Chemical Industries              146,294        9,060
  Tokio Marine & Fire Insurance           310,000        3,495
                                                      --------
                                                       101,130
                                                      --------
MEXICO -- 1.1%
  Grupo Televisa, GDR*                     74,400        3,464
  Telefonos de Mexico, ADR                 76,820        3,601
                                                      --------
                                                         7,065
                                                      --------
NETHERLANDS -- 8.7%
  ABN Amro Holding                        236,122        4,954
  Heineken#                                94,575        5,108


                             See Accompanying Notes
                                       57

SCHEDULE OF INVESTMENTS
ARMADA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2000
(UNAUDITED)


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

FOREIGN COMMON STOCK -- CONTINUED
NETHERLANDS -- CONTINUED
  ING Groep#                              132,321     $  9,535
  Koninklijke Ahold*#                     290,650        9,321
  Koninklijke Philips Electronics         121,692        4,027
  Nutreco Holding                          65,700        3,091
  Qiagen*                                  46,520        1,608
  Royal Dutch Petroleum#                  104,935        6,294
  Royal Dutch Petroleum, NY Shares         91,364        5,453
  Unilever, NY Shares                     112,300        6,970
                                                      --------
                                                        56,361
                                                      --------
NORWAY -- 2.3%
  Norsk Hydro                             180,720        7,250
  Tomra Systems                           436,242        7,857
                                                      --------
                                                        15,107
                                                      --------
SINGAPORE -- 2.1%
  Datacraft Asia*                         565,653        3,451
  DBS Group Holdings                      295,048        3,347
  Singapore Airlines                      311,551        3,002
  Singapore Technologies Engineering    2,428,000        3,627
                                                      --------
                                                        13,427
                                                      --------
SPAIN -- 2.0%
  Altadis                                 233,500        3,392
  Banco Bilbao Vizcaya Argentaria         353,200        4,723
  Telefonica*                             260,240        4,089
  Telefonica, ADR*                         15,154          717
                                                      --------
                                                        12,921
                                                      --------
SWEDEN -- 1.0%
  Nordea#                                 464,800        3,291
  Skandinaviska Enskilda  Banken, Cl A    306,281        3,283
                                                      --------
                                                         6,574
                                                      --------
SWITZERLAND -- 7.8%
  Compagnie Financiere Richemont            1,973        5,446
  Disetronic Holding#                       4,992        4,041
  Julius Baer Holding, Cl B                   970        4,437
  Nestle                                    3,207        6,965
  Novartis                                  6,530       10,594
  Roche Holding                               325        3,220
  Swatch Group, Cl B                        2,546        2,934
  Swiss Re                                  1,800        4,006
  Tecan Group                               3,304        3,093
  UBS#                                     41,118        5,685
                                                      --------
                                                        50,421
                                                      --------
UNITED KINGDOM -- 15.1%
  Amvescap                                207,000        3,228
  AstraZeneca, ADR                        163,268        8,398
  Barclays                                126,800        3,554
  Billiton                                927,953        3,026
  BP Amoco                                937,776        7,292
  BP Amoco, ADR                               301           14
  Capita Group                            547,504        3,337
  Celltech Group*                         176,658        2,892

                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------


FOREIGN COMMON STOCK -- CONTINUED
UNITED KINGDOM -- CONTINUED
  CGNU                                    269,600   $    4,070
  Diageo                                1,079,326       11,200
  Gallaher Group                          565,000        3,604
  HSBC Holdings                           636,747        8,531
  Marconi                                 201,682        1,916
  National Grid Group                     813,906        7,154
  Pearson                                 283,036        6,331
  Powergen                                427,700        3,529
  Scottish Power                          584,451        4,366
  Vodafone Group                        3,456,253       11,820
  Vodafone Group, ADR                      42,413        1,453
  Wetherspoon (J.D.)                      466,600        2,186
                                                      --------
                                                        97,901
                                                      --------
UNITED STATES -- 1.5%
  Pharmacia                                65,300        3,983
  Schlumberger                             26,900        1,668
  VoiceStream Wireless*                    35,881        4,073
                                                      --------
                                                         9,724
                                                      --------
TOTAL FOREIGN COMMON STOCK   (Cost $541,409)           603,354
                                                      --------

FOREIGN PREFERRED STOCK -- 0.4%
GERMANY -- 0.4%
  Henkel KGaA                              46,800        2,848
                                                      --------
TOTAL FOREIGN PREFERRED STOCK
  (Cost $3,130)                                          2,848
                                                      --------

CASH EQUIVALENT -- 2.5%
  Goldman Sachs Financial
    Square Prime Money
    Market Fund                        16,203,462       16,203
                                                      --------
TOTAL CASH EQUIVALENT
  (Cost $16,203)                                        16,203
                                                      --------
TOTAL INVESTMENTS -- 96.2%
  (Cost $560,742)                                      622,405
                                                      ========
OTHER ASSETS AND LIABILITIES,
  NET -- 3.8%                                           24,357
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $646,762
                                                      ========

------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
GDR--GLOBAL DEPOSITORY RECEIPT


                             See Accompanying Notes
                                       58

                                                         SCHEDULE OF INVESTMENTS
                                                ARMADA INTERNATIONAL EQUITY FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)

At November 30, 2000, sector diversification of the Portfolio was as follows:

                                      % OF         VALUE
SECTOR DIVERSIFICATION             NET ASSETS      (000)
--------------------------------   ----------     -------
COMMON STOCK
Pharmaceuticals/Medical Products     15.3%        $98,628
Banks                                10.2%         66,049
Telecommunications                    8.8%         57,243
Insurance                             8.5%         54,843
Oil & Gas                             6.6%         42,769
Diversified Operations                6.2%         40,121
Electronic Equipment                  5.2%         33,376
Communication Equipment               4.4%         28,494
Beverages                             3.1%         19,839
Business Services                     3.0%         19,244
Consumer Goods                        2.4%         15,516
Food Product Retailer                 1.9%         12,118
Communications                        1.9%         11,977
Jewelry                               1.8%         11,870
Power Distribution                    1.8%         11,775
Engineering Services                  1.3%          8,484
Computers                             1.3%          8,274
Electrical Services                   1.2%          7,895
General Building Contractors          1.1%          7,317
Water Supply                          1.1%          7,148
Transportation                        0.9%          5,794
Aerospace/Defense                     0.9%          5,761
Real Estate                           0.9%          5,568
Semiconductors                        0.8%          5,241
Machinery                             0.7%          4,900
News Media                            0.5%          3,465
Automotive                            0.5%          3,391
Financial Services                    0.5%          3,228
Chemicals                             0.5%          3,026
                                     ----        --------
TOTAL COMMON STOCK                   93.3%        603,354
FOREIGN PREFERRED STOCK               0.4%          2,848
CASH EQUIVALENTS                      2.5%         16,203
                                     ----        --------
TOTAL INVESTMENTS                    96.2%        622,405
                                     ----        --------
OTHER ASSETS AND
  LIABILITIES, NET                    3.8%         24,357
                                    -----        --------
NET ASSETS                          100.0%       $646,762
                                    =====        ========


                             See Accompanying Notes
                                       59

SCHEDULE OF INVESTMENTS
ARMADA LARGE CAP ULTRA FUND

NOVEMBER 30, 2000
(UNAUDITED)


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- 96.7%
COMMERCIAL SERVICES -- 6.5%
  Automatic Data Processing                73,800     $  4,871
  Computer Sciences*                       41,200        2,809
  Concord EFS*#                           128,640        5,612
  Sungard Data Systems*#                   80,000        3,925
                                                      --------
                                                        17,217
                                                      --------
CONSUMER CYCLICALS -- 5.9%
  Home Depot                               94,900        3,719
  Wal-Mart Stores                         120,472        6,287
  Walgreen                                125,640        5,599
                                                      --------
                                                        15,605
                                                      --------
CONSUMER NON-CYCLICALS -- 1.3%
  PepsiCo                                  75,000        3,403
                                                      --------
CONSUMER SERVICES -- 2.3%
  Time Warner                              64,200        3,980
  Viacom, Cl B*                            40,000        2,045
                                                      --------
                                                         6,025
                                                      --------
ENERGY -- 2.6%
  Schlumberger                             70,600        4,377
  Transocean Sedco Forex                   61,000        2,432
                                                      --------
                                                         6,809
                                                      --------
FINANCIALS -- 2.9%
  American International Group             36,479        3,536
  MBNA                                     40,000        1,427
  Providian Financial                      30,000        2,700
                                                      --------
                                                         7,663
                                                      --------
HEALTHCARE -- 25.2%
  Abbott Laboratories                      55,000        3,028
  Amgen*                                   51,600        3,283
  Baxter International                     50,000        4,328
  Bristol-Myers Squibb                     64,600        4,478
  Genentech*                               45,000        3,063
  Immunex*                                 70,000        2,603
  Johnson & Johnson                        31,760        3,176
  Eli Lilly                                72,200        6,764
  Medtronic                                66,360        3,534
  Merck                                    74,280        6,885
  Pfizer                                  382,700       16,958
  Pharmacia                                65,000        3,965
  Schering-Plough                          75,000        4,205
                                                      --------
                                                        66,270
                                                      --------
INDUSTRIALS -- 8.3%
  General Electric                        310,024       15,366
  Tyco International                      123,072        6,492
                                                      --------
                                                        21,858
                                                      --------
TECHNOLOGY -- 35.8%
  ADC Telecommunications*                  94,600        1,910
  Adobe Systems                            30,000        1,901
  Altera*                                  62,800        1,503
  Amdocs*                                  80,000        4,330
  America Online*                          15,000          609
  Analog Devices*                          31,400        1,558
  Applied Materials*                       44,800        1,812
  BEA Systems*#                            30,000        1,757


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------
COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
  Broadcom, Cl A*#                         15,000     $  1,462
  Cisco Systems*                          285,776       13,682
  Corning#                                 40,000        2,340
  Dell Computer*                           57,000        1,097
  EMC of Massachusetts*                   103,264        7,680
  Gemstar-TV Guide International*          70,117        2,853
  Intel                                   200,000        7,613
  International Business Machines          35,320        3,302
  JDS Uniphase*                            10,000          501
  Microsoft*                              203,544       11,678
  Nortel Networks                         146,800        5,542
  Oracle*                                 150,600        3,991
  Power-One*                               60,000        2,539
  Qualcomm*                                34,904        2,801
  Rational Software*#                     110,000        3,465
  SDL*#                                    10,000        1,818
  Sun Microsystems*                        45,776        3,482
  Texas Instruments                        57,808        2,157
  Veritas Software*#                       10,000          976
                                                      --------
                                                        94,359
                                                      --------
TELECOMMUNICATIONS -- 3.4%
  McLeodUSA, Cl A*#                       160,000        2,170
  Qwest Communications  International*     70,000        2,643
  SBC Communications                       74,000        4,065
                                                      --------
                                                         8,878
                                                      --------
UTILITIES -- 2.5%
  AES*                                     75,000        3,891
  Southern Energy*                        106,667        2,600
                                                      --------
                                                         6,491
                                                      --------
TOTAL COMMON STOCK
  (Cost $182,445)                                      254,578
                                                      --------

CASH EQUIVALENT -- 2.7%
  Goldman Sachs Financial Square Prime
    Obligation Money Market Fund        7,108,220        7,108
                                                      --------
TOTAL CASH EQUIVALENT
  (Cost $7,108)                                          7,108
                                                      --------
TOTAL INVESTMENTS -- 99.4%
  (Cost $189,553)                                      261,686
                                                      ========
OTHER ASSETS AND LIABILITIES,
  NET-- 0.6%                                             1,491
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $263,177
                                                      ========


------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
CL--CLASS


                             See Accompanying Notes
                                       60

                                                         SCHEDULE OF INVESTMENTS
                                                      ARMADA MID CAP GROWTH FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- 90.2%
COMMERCIAL SERVICES -- 10.3%
  Affiliated Computer Services*#           48,500     $  2,728
  Concord EFS*#                           253,250       11,048
  Fiserv*#                                 96,200        5,375
  Robert Half International*              157,900        4,717
  Sungard Data Systems*                    58,050        2,848
                                                      --------
                                                        26,716
                                                      --------
CONSUMER CYCLICALS -- 7.0%
  BJ's Wholesale Club*                    174,600        5,860
  Family Dollar Stores#                   197,200        3,833
  Men's Wearhouse*                        211,900        4,953
  RadioShack                               73,650        3,452
                                                      --------
                                                        18,098
                                                      --------
CONSUMER SERVICES -- 1.3%
  Jack in the Box*                        129,050        3,484
                                                      --------
ENERGY -- 5.0%
  Apache                                   61,950        3,237
  Ensco International                      83,600        2,032
  Global Marine*                          113,700        2,494
  Nabors Industries*#                      82,450        3,623
  Noble Drilling*                          55,350        1,595
                                                      --------
                                                        12,981
                                                      --------
FINANCIALS -- 8.5%
  AmeriCredit*                             60,550        1,260
  Capital One Financial                   105,850        5,908
  Commerce One*#                           61,000        1,758
  Metris                                   51,250        1,240
  National Commerce Bancorp#              165,000        3,630
  Progressive of Ohio#                     26,500        2,479
  Providian Financial                      65,500        5,895
                                                      --------
                                                        22,170
                                                      --------
HEALTHCARE -- 18.6%
  Alza*#                                  195,200        8,662
  Applera - Applied Biosystems
    Group                                  39,400        3,255
  Biovail*#                               111,000        3,635
  COR Therapeutics*                        46,300        1,641
  Cytyc*                                   78,100        4,237
  Forest Laboratories*                     26,700        3,618
  Idec Pharmaceuticals*                     8,950        1,558
  Immunex*                                 69,700        2,592
  King Pharmaceuticals*                   145,150        7,076
  Medimmune*#                              86,750        4,614
  OSI Pharmaceuticals*                     24,700        1,386
  Quest Diagnostics*                       19,750        2,219
  Sepracor*#                               27,650        2,020
  Shire Pharmaceuticals Group
    PLC, ADR*#                             41,550        1,896
                                                      --------
                                                        48,409
                                                      --------



                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
TECHNOLOGY -- 28.1%
  Acxiom*#                                 54,800     $  1,973
  Allergan#                                38,850        3,606
  Applied Micro Circuits*                  65,850        3,190
  Ariba*#                                  38,550        2,400
  Artesyn Technologies*                   115,000        3,953
  Brocade Communications System*           23,400        3,930
  Business Objects*                        17,650        1,092
  CDW Computer Centers*                    44,950        2,059
  Exar*                                    36,000          904
  Integrated Device Technology*#           85,800        2,553
  Internet Security Systems *              19,250        1,422
  Interwoven*#                             14,000          771
  Intuit*                                  35,600        1,622
  Iona Technologies PLC*                   59,900        3,171
  Jabil Circuit*#                          78,600        2,456
  Jack Henry & Associates                 109,200        5,856
  JNI*#                                    30,900        1,236
  Kla-Tencor*                              57,550        1,583
  Macrovision*                             49,850        2,069
  Mercury Interactive*                     53,300        3,588
  Microchip Technology*#                   45,125        1,055
  Micromuse*                               21,450        1,885
  Novellus Systems*#                       43,200        1,120
  Nuance Communications*#                  17,100          523
  Openwave Systems *#                      26,350        1,202
  Qlogic*#                                 21,500        1,740
  Rational Software*#                     127,200        4,007
  Sanmina*#                                32,350        2,467
  SCI Systems*#                            57,500        1,542
  Symbol Technologies                      44,100        1,767
  Tech Data*                               47,400        1,452
  Transwitch*#                             31,750          865
  Triquint Semiconductor*                  44,650        1,476
  Vitesse Semiconductor*#                  54,050        2,331
                                                      --------
                                                        72,866
                                                      --------
TELECOMMUNICATIONS -- 11.4%
  Broadwing*#                              92,000        1,978
  Comverse Technology*#                    59,200        5,102
  Efficient Networks*#                    113,150        2,065
  McLeodUSA, Cl A*#                       211,500        2,868
  Palm*                                   110,700        4,006
  Polycom*                                 34,950        1,182
  Redback Networks*#                       31,500        2,199
  SBA Communications*                     125,850        4,688
  Scientific-Atlanta                       49,650        2,005
  Univision Communications*#               36,100        1,263
  Wireless Facilities*#                    71,250        2,276
                                                      --------
                                                        29,632
                                                      --------
TOTAL COMMON STOCK
  (Cost $248,601)                                      234,356
                                                      --------


                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA MID CAP GROWTH FUND

NOVEMBER 30, 2000
(UNAUDITED)


                                   ---------------------------
                                          NUMBER        VALUE
                                   OF SHARES/PAR (000)  (000)
                                   ---------------------------

CASH EQUIVALENT -- 4.3%
  Goldman Sachs Financial Square Prime
    Obligation Money Market Fund       11,222,029     $ 11,222
                                                      --------
TOTAL CASH EQUIVALENT
  (Cost $11,222)                                        11,222
                                                      --------

REPURCHASE AGREEMENT -- 4.9%
  Morgan Stanley Dean Witter
    6.480% (dated 11/30/00, matures
    12/01/00, repurchase price
    $12,602,268; collateralized by
    various government obligations:
    total value $12,852,682)              $12,600       12,600
                                                      --------
TOTAL REPURCHASE AGREEMENT
  (Cost $12,600)                                        12,600
                                                      --------
TOTAL INVESTMENTS -- 99.4%
  (Cost $272,423)                                      258,178
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.6%                1,594
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $259,772
                                                      ========


------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
PLC--PUBLIC LIABILITY COMPANY


                             See Accompanying Notes
                                       62

                                                         SCHEDULE OF INVESTMENTS
                                                    ARMADA SMALL CAP GROWTH FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                                        ----------------------
                                          NUMBER      VALUE
                                        OF SHARES     (000)
                                        ----------------------

COMMON STOCK -- 85.8%
COMMERCIAL SERVICES -- 5.7%
  Affiliated Computer Services*            45,500     $  2,559
  Catalina Marketing*#                    135,000        5,358
  Corporate Executive Board*              138,700        4,985
  Learning Tree International*             89,000        3,076
  Mastec*                                  66,700        1,801
                                                      --------
                                                        17,779
                                                      --------
CONSUMER CYCLICALS -- 8.4%
  99 Cents Only Stores*#                  110,000        2,557
  Abercrombie & Fitch*#                   194,500        4,060
  BJ's Wholesale Club*                    116,000        3,893
  Electronics Boutique Holdings*#         192,300        3,197
  Gentex*                                 170,000        2,954
  Insight Enterprises*                    180,000        3,960
  Too*                                    225,000        3,727
  Tweeter Home Entertainment  Group*      135,000        2,194
                                                      --------
                                                        26,542
                                                      --------
CONSUMER NON-CYCLICALS -- 0.7%
  Whole Foods Market*#                     35,000        2,054
                                                      --------
CONSUMER SERVICES -- 3.6%
  Concord Camera*                         175,700        3,514
  Jack in the Box*#                       292,350        7,893
                                                      --------
                                                        11,407
                                                      --------
ENERGY -- 6.7%
  CAL Dive International*                 176,500        3,464
  Cross Timbers Oil                       235,500        4,681
  Pride International*                    240,000        4,545
  UTI Energy*                             186,000        4,162
  Veritas DGC*                            170,000        4,176
                                                      --------
                                                        21,028
                                                      --------
FINANCIALS -- 5.3%
  AmeriCredit*                            120,000        2,497
  CompuCredit*#                            93,000        1,534
  Cullen/Frost Bankers#                   171,550        5,532
  Investment Technology Group*            100,000        3,025
  Investors Financial Services             29,300        1,934
  Metris                                   90,000        2,177
                                                      --------
                                                        16,699
                                                      --------
HEALTHCARE -- 22.1%
  Alexion Pharmaceuticals*                 14,700        1,232
  Aradigm*#                                75,400        1,145
  Barr Laboratories*                       86,400        5,211
  Bindley Western#                        175,000        5,512
  Cima Labs*#                             153,000        8,224
  Cytyc*#                                  85,000        4,611
  Digene*                                 102,000        3,372
  Endocare*                               209,800        2,741
  K V Pharmaceutical, Cl A*                97,600        2,580
  Manor Care*                             255,000        4,335
  Molecular Devices*                       33,400        1,632
  Myriad Genetics *                        38,000        2,665
  OSI Pharmaceuticals*                     35,000        1,964
  PolyMedica*#                            129,500        2,954
  Priority Healthcare, Cl B*               71,306        1,943

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
HEALTHCARE -- CONTINUED
  Professional Detailing*                  61,300     $  7,908
  Sequenom*#                               88,000        1,336
  SICOR*#                                 417,400        6,235
  Tanox*#                                 103,000        3,965
                                                      --------
                                                        69,565
                                                      --------
INDUSTRIALS -- 0.6%
  Mettler Toledo International*            42,000        1,971
                                                      --------
PROFESSIONAL SERVICES -- 1.1%
  Corinthian Colleges*                     50,000        3,300
                                                      --------
TECHNOLOGY -- 21.7%
  Actuate*                                160,000        3,242
  Advent Software*                         66,000        3,250
  Anaren Microwave*                        59,325        2,254
  Artesyn Technologies*                    71,000        2,441
  ASM International N.V.*                  80,000          910
  Aware*#                                 100,500        1,960
  Caliper Technologies*#                   55,000        2,437
  Cirrus Logic*                           156,600        3,700
  Cobalt Networks*#                        66,000        2,516
  Exar*                                   111,000        2,789
  Interwoven*#                             40,000        2,203
  Intranet Solutions*#                     95,000        3,515
  Iona Technologies PLC*                   49,750        2,634
  Macrovision*                             37,000        1,536
  Manugistics Group*                       24,000        1,818
  Mercury Computer Systems*               140,000        4,366
  Microsemi*                               66,700        1,603
  Natural Microsystems*                    77,000        1,261
  Optimal Robotics*#                      133,050        3,526
  Pivotal*#                                51,900        1,868
  Rainbow Technologies*                    94,400        1,617
  Seachange International*                150,000        3,497
  SonicWall*#                             131,000        2,162
  Sunrise Telecom*                        150,000        1,547
  Ultratech Stepper*#                     165,800        2,912
  Viasat*                                 108,000        1,310
  webMethods*#                             20,000        1,259
  Worldgate Communications*#              177,000        1,250
  Zoran*#                                 105,000        2,750
                                                      --------
                                                        68,133
                                                      --------
TELECOMMUNICATIONS -- 2.5%
  SBA Communications*                     131,500        4,898
  Sierra Wireless*                         72,000        3,065
                                                      --------
                                                         7,963
                                                      --------
TRANSPORTATION -- 5.6%
  Atlantic Coast Airlines Holdings*        90,000        3,831
  Atlas Air*                               75,000        2,606
  CH Robinson Worldwide                    93,200        5,277
  Skywest#                                100,000        5,950
                                                      --------
                                                        17,664
                                                      --------
UTILITIES -- 1.8%
  Nicor                                   142,000        5,476
                                                      --------
TOTAL COMMON STOCK
  (Cost $268,333)                                      269,581
                                                      --------


                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA SMALL CAP GROWTH FUND

NOVEMBER 30, 2000
(UNAUDITED)


                                     -------------------------
                                       PAR (000/       VALUE
                                     NUMBER OF SHARES  (000)
                                     -------------------------

CASH EQUIVALENTS -- 4.7%
  Goldman Sachs Financial Square Prime
    Obligation Money Market Fund       14,782,840     $ 14,783
                                                      --------
TOTAL CASH EQUIVALENTS
  (Cost $16,101)                                        14,783
                                                      --------

REGISTERED INVESTMENT COMPANIES -- 0.3%
  I Shares Trust Russell 2000 Growth
    Index Fund                             16,500        1,000
                                                      --------
TOTAL REGISTERED INVESTMENT COMPANIES
  (Cost $1,318)                                          1,000
                                                      --------

REPURCHASE AGREEMENT -- 11.2%
  Morgan Stanley Dean Witter
    6.480% (dated 11/30/00, matures
    12/01/00, repurchase price
    $35,106,318; collateralized by
    various government obligations:
    total value $35,804,261)              $35,100      35,100
                                                      --------
TOTAL REPURCHASE AGREEMENT
  (Cost $35,100)                                        35,100
                                                      --------
TOTAL INVESTMENTS -- 102.0%
  (Cost $320,852)                                      320,464
                                                      ========
OTHER ASSETS AND LIABILITIES,
  NET -- (2.0)%                                         (6,171)
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $314,293
                                                      ========

------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
CL--CLASS
PLC--PUBLIC LIABILITY COMPANY

                             See Accompanying Notes
                                       64

                                                         SCHEDULE OF INVESTMENTS
                                                     ARMADA SMALL CAP VALUE FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- 88.8%
BASIC MATERIALS -- 7.9%
  Arch Coal#                              235,000   $    2,394
  Cabot                                   262,000        6,403
  Cambrex#                                 50,800        1,848
  Chemfirst                               126,300        2,558
  Consol Energy                           329,500        6,281
  Cytec Industries*                       105,000        3,629
  Packaging of America*#                  345,000        5,067
  Rayonier                                150,200        5,360
                                                      --------
                                                        33,540
                                                      --------
CONSUMER CYCLICALS -- 7.7%
  Borg Warner                              67,800        2,483
  Centex                                   57,000        2,016
  Charming Shoppes*#                      519,300        2,921
  Kaufman & Broad Home#                    78,900        2,475
  Lear*                                   160,600        3,513
  Lennar                                   76,289        2,417
  Pulte                                    69,500        2,684
  Ryland Group                             66,200        2,317
  School Specialty*                       161,900        2,681
  United Stationers*                       85,500        2,202
  Venator Group*                          276,100        3,710
  Zale*                                   139,600        3,350
                                                      --------
                                                        32,769
                                                      --------
CONSUMER NON-CYCLICALS -- 3.9%
  Constellation Brands*#                  109,200        5,351
  Dean Foods                              116,000        3,219
  IBP                                     164,200        3,684
  Performance Food Group*                  90,300        4,086
                                                      --------
                                                        16,340
                                                      --------
CONSUMER SERVICES -- 4.0%
  Brunswick                               151,100        2,597
  Harman International                     56,900        2,077
  Pinnacle Entertainment*                 275,000        5,792
  Rare Hospitality International*#        166,200        4,280
  Ruby Tuesday                            150,000        2,278
                                                      --------
                                                        17,024
                                                      --------
ENERGY -- 3.2%
  Barrett Resources*#                     105,000        4,056
  Helmerich & Payne                        96,500        2,877
  Ocean Energy*                           187,600        2,439
  Swift Energy*                            70,400        2,156
  Valero Energy                            62,700        1,971
                                                      --------
                                                        13,499
                                                      --------
FINANCIALS -- 19.5%
  American Financial Group                117,700        2,244
  Astoria Financial#                      117,100        5,240
  Bancwest                                358,300        7,480
  Colonial Bancgroup                      348,300        3,244
  Dime Community Bancshares               184,600        3,773
  Everest Re Group                        153,700        9,251
  First Midwest Bancorp                   150,300        3,598
  Fpic Insurance Group*#                  273,691        2,737
  Harleysville Group                       99,800        2,445
  Neuberger Berman#                        62,700        4,173
  PFF Bancorp                             119,500        2,166

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------
COMMON STOCK -- CONTINUED
FINANCIALS -- CONTINUED
  PMI Group                                91,400     $  5,810
  Provident Financial Group                66,500        2,099
  Radian Group                             97,800        6,357
  Renaissance Re Holdings                  75,000        5,437
  TCF Financial#                          231,200        9,407
  Triad Guaranty*                          80,500        2,324
  Washington Federal                      196,500        4,486
                                                      --------
                                                        82,271
                                                      --------
HEALTHCARE -- 8.2%
  Bindley Western#                         96,200        3,030
  Bergen Brunswig, Cl A                   130,000        1,958
  Cooper                                  162,800        5,301
  First Health Group, Cl A*               111,100        5,229
  Health Net*                             114,000        2,679
  Laboratory Of America Holdings*          24,700        3,509
  LifePoint Hospitals*                     53,000        2,097
  MID Atlantic Medical Services*           84,300        1,791
  Owens & Minor#                          251,000        3,514
  Triad Hospitals*#                       185,900        5,554
                                                      --------
                                                        34,662
                                                      --------
INDUSTRIALS -- 6.5%
  Agco                                    402,000        3,919
  Belden                                  135,000        2,970
  DEL E.Webb*                              33,600          815
  Kennametal                               38,200        1,096
  Newport News Shipbuilding               196,100       10,810
  Pall                                    244,400        4,873
  Timken                                   77,000        1,035
  Tecumseh Products, Cl A                  26,500        1,085
  York International                       40,000        1,045
                                                      --------
                                                        27,648
                                                      --------
REAL ESTATE INVESTMENT TRUSTS -- 11.6%
  Arden Realty                            203,500        4,973
  Charles Smith E Residential              97,000        4,407
  Developers Diversified Realty           209,000        2,534
  Essex Property Trust                     82,500        4,336
  First Industrial Realty Trust           214,200        6,854
  Gables Residential Trust                211,200        5,452
  General Growth Properties#              123,700        4,067
  Great Lakes                             175,000        2,888
  Highwoods Properties                    198,700        4,334
  Koger Equity                            133,600        2,079
  Summit Properties                       238,800        5,776
  Thornburg Mortgage Asset                 72,000        1,467
                                                      --------
                                                        49,167
                                                      --------
TECHNOLOGY -- 6.0%
  Alliant Techsystems*                    100,200        6,162
  Artesyn Technologies*                    56,000        1,925
  Harris#                                  82,800        2,546
  Herley Industries*                      117,500        2,277
  Photronics*#                            156,000        2,535
  Precision Castparts                      45,300        1,600
  Primex Technologies                     123,500        3,906
  Ultratech Stepper*                      247,300        4,343
                                                      --------
                                                        25,294
                                                      --------


                             See Accompanying Notes
                                       65

SCHEDULE OF INVESTMENTS
ARMADA SMALL CAP VALUE FUND

NOVEMBER 30, 2000
(UNAUDITED)

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
TRANSPORTATION -- 1.6%
  Alexander & Baldwin                     134,900     $  3,592
  Arkansas Best*                          218,300        3,206
                                                      --------
                                                         6,798
                                                      --------
UTILITIES -- 8.7%
  Allete                                  242,900        5,556
  El Paso Electric*                       395,100        5,413
  Equitable Resources                      90,400        5,040
  Hawaiian Electric#                       97,400        3,312
  MDU Resources Group                     161,100        4,893
  Peoples Energy                          179,700        7,390
  RGS Energy Group#                       172,700        5,095
                                                      --------
                                                        36,699
                                                      --------
TOTAL COMMON STOCK
  (Cost $313,673)                                      375,711
                                                      --------

CASH EQUIVALENT -- 4.0%
  Fidelity Domestic Money
    Market Fund                        17,119,109       17,119
                                                      --------
TOTAL CASH EQUIVALENT
  (Cost $17,119)                                        17,119
                                                      --------

REPURCHASE AGREEMENT -- 5.6%
  Morgan Stanley Dean Witter
    6.480% (dated 11/30/00, matures
    12/01/00, repurchase price
    $23,904,302; collateralized by
    various government obligations:
    total value $24,378,596)              $23,900       23,900
                                                      --------
TOTAL REPURCHASE AGREEMENT
  (Cost $23,900)                                        23,900
                                                      --------
TOTAL INVESTMENTS -- 98.4%
  (Cost $354,692)                                      416,730
                                                      ========
OTHER ASSETS AND LIABILITIES,
  NET -- 1.6%                                            6,916
                                                      --------
Total Net Assets-- 100.0%                             $423,646
                                                      ========

------------------------------------------------
*NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
CL--CLASS


                             See Accompanying Notes
                                       66

                                                         SCHEDULE OF INVESTMENTS
                                                  ARMADA TAX MANAGED EQUITY FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- 97.9%
BASIC MATERIALS -- 0.1%
  Air Products & Chemicals                  9,000     $    310
                                                      --------
COMMERCIAL SERVICES -- 1.1%
  Omnicom Group                            39,000        3,066
                                                      --------
CONSUMER CYCLICALS -- 5.8%
  Home Depot                              274,500       10,757
  Staples*                                 38,250          459
  Wal-Mart Stores                          89,000        4,645
                                                      --------
                                                        15,861
                                                      --------
CONSUMER NON-CYCLICALS -- 5.9%
  Anheuser-Busch                           10,000          474
  Coca-Cola                                42,300        2,649
  PepsiCo                                 210,500        9,551
  Procter & Gamble                         47,000        3,519
                                                      --------
                                                        16,193
                                                      --------
CONSUMER SERVICES -- 10.6%
  Automatic Data Processing               188,000       12,408
  Harley-Davidson                         235,200       10,687
  McDonald's                               64,000        2,040
  Walt Disney                             126,750        3,668
                                                      --------
                                                        28,803
                                                      --------
ENERGY -- 6.0%
  BP Amoco PLC, ADR                        87,868        4,168
  Exxon Mobil                              65,201        5,738
  Royal Dutch Petroleum, ADR               52,400        3,128
  Schlumberger                             50,000        3,100
  Transocean Sedco Forex                    9,680          386
                                                      --------
                                                        16,520
                                                      --------
FINANCIALS -- 17.5%
  American International Group            187,182       18,145
  Berkshire Hathaway, Cl A*                    47        3,097
  Chubb                                    30,000        2,445
  Fannie Mae                                9,000          711
  Northern Trust                           32,000        2,756
  State Street                             89,000       11,481
  Suntrust Banks#                           5,500          279
  Wachovia                                 35,600        1,782
  Wells Fargo                             148,000        7,021
                                                      --------
                                                        47,717
                                                      --------
HEALTHCARE -- 20.8%
  Abbott Laboratories#                    190,000       10,462
  American Home Products                   10,000          601
  Bristol-Myers Squibb                    152,880       10,596
  Johnson & Johnson                        13,500        1,350
  Medtronic                                14,400          767
  Merck                                    96,000        8,898
  Pfizer                                  276,000       12,230
  Schering-Plough                         209,400       11,739
                                                      --------
                                                        56,643
                                                      --------
INDUSTRIALS -- 7.8%
  Emerson Electric#                        70,200        5,116
  General Electric                        293,700       14,557
  Minnesota Mining &  Manufacturing        17,600        1,758
                                                      --------
                                                        21,431
                                                      --------

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
TECHNOLOGY -- 18.5%
  Agilent Technologies*                    27,842     $  1,453
  America Online*                          48,000        1,949
  Cisco Systems*                          145,900        6,985
  Compaq Computer                          12,500          269
  EMC of Massachusetts*                    20,000        1,488
  Hewlett-Packard                         146,000        4,617
  Intel                                   326,000       12,408
  Microsoft*                               60,600        3,477
  Motorola                                 90,000        1,806
  Nortel Networks                          66,000        2,492
  Pitney Bowes                            153,000        4,447
  Qualcomm*                                32,000        2,568
  Sun Microsystems*                        56,000        4,260
  Texas Instruments                        64,000        2,388
                                                      --------
                                                        50,607
                                                      --------
TELECOMMUNICATIONS -- 3.6%
  BellSouth                                89,000        3,721
  Qwest Communications
    International*                         42,887        1,619
  SBC Communications                       59,795        3,285
  Vodafone Group#                          20,000          685
  WorldCom*                                22,500          336
                                                      --------
                                                         9,646
                                                      --------
TRANSPORTATION -- 0.2%
  Southwest Airlines                       18,000          568
                                                      --------
TOTAL COMMON STOCK
  (Cost $44,775)                                       267,365
                                                      --------

CASH EQUIVALENT -- 2.3%
  Fidelity Domestic Money
    Market Fund                         6,183,355        6,183
                                                      --------
Total Cash Equivalent  (Cost $6,183)                     6,183
                                                      --------
TOTAL INVESTMENTS -- 100.2%   (Cost $50,958)           273,548
                                                      ========
OTHER ASSETS AND LIABILITIES,
  NET -- (0.2)%                                           (472)
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $273,076
                                                      ========


------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
PLC--PUBLIC LIABILITY COMPANY


                             See Accompanying Notes
                                       67

SCHEDULE OF INVESTMENTS
ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 2000
(UNAUDITED)

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- 41.6%
BASIC MATERIALS -- 1.7%
  Alcoa                                    24,500     $    691
  Arch Coal                                 9,300           95
  Cabot                                    11,500          281
  Cambrex                                   2,300           84
  Chemfirst                                 5,700          115
  Consol Energy                            15,200          290
  Cytec Industries*                         4,700          162
  Packaging of America*                    16,400          241
  Praxair                                  10,500          377
  Rayonier                                  6,850          244
  Sherwin-Williams                         14,900          325
  Weyerhaeuser                             11,500          503
                                                      --------
                                                         3,408
                                                      --------
COMMERCIAL SERVICES -- 0.9%
  Automatic Data Processing                 7,900          521
  Computer Sciences*                        3,500          239
  Concord EFS*#                            12,300          537
  Pinnacle Entertainment*                  12,550          264
  Sungard Data Systems*#                    5,000          245
                                                      --------
                                                         1,806
                                                      --------
CONSUMER CYCLICALS -- 2.5%
  Borg Warner                               3,100          114
  Centex                                    2,300           81
  Charming Shoppes*                        23,700          133
  General Motors                            7,100          351
  Home Depot                                7,900          310
  IBP                                       7,500          168
  Kaufman & Broad Home                      3,600          113
  Lear*                                     7,350          161
  Lennar                                    3,500          111
  Masco                                    29,200          564
  Nordstrom                                25,900          416
  Pulte                                     3,150          122
  Rare Hospitality International*           7,200          185
  Ryland Group                              2,700           94
  Sara Lee                                 28,800          691
  School Specialty*                         7,400          123
  United Stationers*                        3,900          100
  Venator Group*                           12,600          169
  Walgreen                                 11,000          490
  Wal-Mart Stores                           9,000          470
  Zale*                                     6,100          146
                                                      --------
                                                         5,112
                                                      --------
CONSUMER NON-CYCLICALS -- 2.6%
  Conagra Foods#                           31,500          801
  Constellation Brand*                      4,650          228
  Dean Foods                                5,300          147
  Fortune Brands                           19,500          563
  General Mills#                           20,600          847
  Kimberly-Clark                            9,400          657
  Kroger*                                  30,900          819
  PepsiCo                                   6,200          281
  Performance Food Group*                   4,200          190
  Unilever NV                               3,800          236
  UST#                                     27,600          655
                                                      --------
                                                         5,424
                                                      --------

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
CONSUMER SERVICES -- 0.7%
  Brunswick                                 6,900     $    119
  Harman International                      2,700           99
  Knight Ridder#                           10,300          530
  Ruby Tuesday                              6,500           99
  Time Warner                               6,300          391
  Viacom, Cl B*#                            4,100          210
                                                      --------
                                                         1,448
                                                      --------
ENERGY -- 2.8%
  Barrett Resources*                        4,900          189
  Chevron                                  14,400        1,179
  Conoco, Cl B                             16,600          416
  Exxon Mobil                              17,600        1,549
  Helmerich & Payne                         4,500          134
  Ocean Energy*                             8,800          114
  Schlumberger                              7,750          481
  Swift Energy*                             3,400          104
  Texaco                                   14,700          854
  Transocean Sedco Forex                    5,800          231
  Ultramar Diamond Shamrock                16,900          466
  Valero Energy                             2,850           90
                                                      --------
                                                         5,807
                                                      --------
FINANCIALS -- 8.2%
  American Financial Group                  5,500          105
  American General                         10,800          809
  American International Group              2,900          281
  Astoria Financial#                        5,350          239
  Bancwest                                 15,300          319
  Bank of America                           9,500          379
  Charter One Financial#                   42,170        1,012
  Chubb                                    13,600        1,108
  Citigroup                                26,933        1,342
  CNA Financial*                           14,900          554
  Colonial Bancgroup                       15,900          148
  Dime Community Bancshares                 7,900          161
  Everest Re Group                          7,000          421
  Fannie Mae                               15,000        1,185
  First Midwest Bancorp                     6,850          164
  Fpic Insurance Group*#                   13,225          132
  Freddie Mac                              14,300          864
  Harleysville Group                        4,550          111
  Lehman Brothers Holdings                  6,300          312
  Metlife*#                                31,100          921
  Morgan Stanley Dean Witter                5,300          336
  Neuberger Berman#                         2,400          160
  PFF Bancorp                               5,450           99
  PMI Group                                 4,150          264
  PNC Financial Services Group#            19,300        1,283
  Provident Financial Group                 2,800           88
  Providian Financial                       2,900          261
  Radian Group                              4,600          299
  RenaissanceRe Holdings                    3,400          247
  SouthTrust#                              33,600        1,134
  St. Paul                                 14,100          707
  Suntrust Banks#                          15,400          783
  TCF Financial                            10,550          429

                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 2000
(UNAUDITED)

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
FINANCIALS -- CONTINUED
  Triad Guaranty*                           3,700     $    107
  Washington Federal                        8,950          204
                                                      --------
                                                        16,968
                                                      --------
HEALTHCARE -- 5.2%
  Abbott Laboratories                       4,700          259
  Amgen*                                    4,300          274
  AstraZeneca                               6,000          309
  Baxter International                     12,200        1,056
  Bergen Brunswig, Cl A                     5,700           86
  Bindley Western                           4,400          139
  Bristol-Myers Squibb                      5,200          360
  Cigna                                     8,100        1,067
  Cooper                                    7,450          243
  First Health Group, Cl A*                 5,300          249
  Genentech*                                3,600          245
  Health Net *                              5,200          122
  Immunex*                                  6,100          227
  Johnson & Johnson                         2,700          270
  Laboratory Of America Holdings*           1,300          185
  LifePoint Hospitals*                      2,100           83
  Eli Lilly                                 6,200          581
  Medtronic                                 5,000          266
  Merck                                     6,300          584
  MID Atlantic Medical Services*            3,850           82
  Owens & Minor#                           11,450          160
  Pfizer                                   31,500        1,396
  Pharmacia                                 7,500          457
  Quest Diagnostics*                        5,000          562
  Schering-Plough                           6,600          370
  Tenet Healthcare*                        20,500          873
  Triad Hospitals*                          8,500          254
                                                      --------
                                                        10,759
                                                      --------
INDUSTRIALS -- 2.8%
  Agco                                     18,350          179
  Alliant Techsystems*                      4,600          283
  Belden                                    6,500          143
  Caterpillar                              13,600          535
  Cooper                                   14,100          575
  DEL E Webb*                               1,500           36
  General Electric                         25,900        1,284
  Kennametal                                1,600           46
  Minnesota Mining &
   Manufacturing                            8,800          879
  Newport News Shipbuilding                 8,950          493
  Pall                                     11,150          222
  Tecumseh Products, Cl A                   1,000           41
  Timken                                    3,100           42
  United Technologies                      12,300          871
  York International                        1,600           42
                                                      --------
                                                         5,671
                                                      --------
REAL ESTATE INVESTMENT TRUSTS -- 2.2%
  Archstone Communities                    17,600          426
  Arden Realty                             37,900          926
  Charles E. Smith Residential              4,500          204
  Developers Diversified Realty            26,750          324
  Duke-Weeks Realty                        40,300          917

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
  Essex Property Trust                      3,700     $    194
  First Industrial Realty Trust             9,800          314
  Gables Residential Trust                  9,650          249
  General Growth Properties                 5,650          186
  Great Lakes                               8,000          132
  Highwoods Properties                      9,050          197
  Koger Equity                              6,100           95
  Summit Properties                        10,900          264
  Thornburg Mortgage                        3,300           30
                                                      --------
                                                         4,458
                                                      --------
TECHNOLOGY -- 6.7%
  Adobe Systems                             3,600          228
  Altera*                                   4,900          117
  Amdocs*                                   6,500          352
  America Online*                           2,800          114
  Analog Devices*                           3,500          174
  Applied Materials*                        4,200          170
  Artesyn Technologies*                     2,800           96
  Avnet Electronics                        12,700          224
  BEA Systems*#                             2,900          170
  Boeing                                   11,100          767
  Broadcom, Cl A*                           1,000           98
  Cisco Systems*                           23,400        1,120
  Corning                                   2,600          152
  Dell Computer*#                           7,300          141
  EMC of Massachusetts*                     9,700          721
  General Dynamics                         14,000        1,068
  Harris                                    3,800          117
  Herley Industries*                        5,350          104
  Honeywell International                   8,400          410
  Hubbell, Cl B                            23,700          613
  Intel                                    21,100          803
  International Business Machines           7,800          729
  JDS Uniphase*                             3,200          160
  Lexmark International, Cl A*#             7,100          327
  Microsoft*                               17,100          981
  Nortel Networks                          15,157          572
  Northrop Grumman                          9,400          793
  Oracle*                                  14,800          392
  Photronics*#                              7,100          115
  Power-One*                                2,800          118
  Precision Castparts                       1,900           67
  Primex Technologies                       5,650          179
  Qualcomm*                                 3,000          241
  Rational Software*                        7,300          230
  Sun Microsystems*                         3,800          289
  Texas Instruments                         5,100          190
  Textron                                   7,500          380
  TRW                                       9,500          314
  Ultratech Stepper*                       11,300          198
                                                      --------
                                                        14,034
                                                      --------
TELECOMMUNICATIONS -- 2.7%
  ADC Telecommunications*                   9,300          188
  AT&T                                     14,100          277
  BellSouth                                17,500          732
  Gemstar -TV Guide International*          4,100          167
  McLeodUSA, CL A*#                        14,000          190

                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 2000
(UNAUDITED)

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

COMMON STOCK -- CONTINUED
TELECOMMUNICATIONS -- CONTINUED
  Qwest Communications International*       5,400     $    204
  SBC Communications                       35,500        1,950
  Verizon Communications                   24,500        1,377
  Vodafone Group PLC                        1,650           57
  VoiceStream Wireless*                     1,442          164
  WorldCom*                                11,800          176
                                                      --------
                                                         5,482
                                                      --------
TRANSPORTATION -- 0.2%
  Alexander & Baldwin                       6,150          164
  Arkansas Best*                            9,950          146
                                                      --------
                                                           310
                                                      --------
UTILITIES -- 2.4%
  AES*                                      6,100          316
  Allete                                   11,100          254
  Consolidated Edison                      18,300          682
  Dominion Resources of Virginia           13,800          828
  El Paso Electric*                        18,050          247
  Enron                                     5,200          337
  Equitable Resources                       4,350          243
  Hawaiian Electric                         4,450          151
  LG&E Energy                              14,200          354
  MDU Resources Group                       7,600          231
  Peoples Energy                            8,200          337
  RGS Energy Group#                         7,900          233
  Southern Energy*                          8,800          215
  XCEL Energy                              22,000          600
                                                      --------
                                                         5,028
                                                      --------
TOTAL COMMON STOCK
  (Cost $77,696)                                        85,715
                                                      --------

FOREIGN COMMON STOCKS -- 11.0%
AUSTRALIA -- 0.1%
  National Australia Bank*#                13,169          207
                                                      --------
BELGIUM -- 0.0%
  Interbrew                                 1,600           46
                                                      --------
BERMUDA -- 0.5%
  XL Capital, Cl A                          1,600          128
  Tyco International                       15,210          802
                                                      --------
                                                           930
                                                      --------
BRAZIL -- 0.1%
  Embraer Aircraft, ADR*                    3,800          105
  Petroleo Brasileiro, ADR*                 5,300          136
                                                      --------
Total Brazil                                               241
                                                      --------
CANADA -- 0.3%
  Talisman Energy*                         19,550          597
                                                      --------
CHINA -- 0.0%
  China Petroleum & Chemical*             356,000           63
                                                      --------
DENMARK -- 0.2%
  Novo-Nordisk, Cl B                        1,280          248
  Vestas Wind Systems                       3,369          165
                                                      --------
                                                           413
                                                      --------

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

FOREIGN COMMON STOCKS -- CONTINUED
FINLAND -- 0.2%
  Nokia OYJ*                                  700     $     29
  Nokia, ADR                                7,486          320
                                                      --------
                                                           349
                                                      --------
FRANCE -- 1.3%
  Alcatel#                                  5,680          282
  Alcatel Alsthom, ADR                      1,978          100
  Altran Technologies#                      1,126          216
  Aventis                                   5,626          442
  Axa#                                      2,286          320
  Etablissements Economiques du
   Casinos Guichard Perrachon#              1,000           96
  Dassault Systemes#                        1,860          133
  Egide                                       100           48
  European Aeronautic Defense
   and Space*                               5,500          115
  L'OREAL#                                  2,000          160
  Suez Lyonnaise des Eaux                   1,500          254
  Pinguely-Haulotte                         2,600           66
  Rallye                                    1,200           67
  Thomson Multimedia*#                      5,149          197
  Total Fina Elf                            1,972          282
                                                      --------
                                                         2,778
                                                      --------
GERMANY -- 0.8%
  Allianz*#                                   903          316
  Altana                                    1,800          240
  Bayerische Motoren Werke                  4,600          138
  Beiersdorf                                1,280          143
  Deutsche Bank                             1,296           94
  Dresdner Bank                             3,400          128
  Henkel KGaA*                              1,600           97
  Muenchener Rueckversicher                   792          260
  Siemens#                                  1,455          167
                                                      --------
                                                         1,583
                                                      --------
HONG KONG -- 0.2%
  China Mobile*                            31,582          172
  Hutchison Whampoa                        10,794          129
  Johnson Electric Holdings                99,356          187
                                                      --------
                                                           488
                                                      --------
IRELAND -- 0.1%
  Elan, ADR*                                3,362          181
                                                      --------
ISRAEL -- 0.2%
  Check Point Software Technologies*          890           91
  Oridion Systems*                          1,760           61
  Teva Pharmaceutical                       3,210          211
                                                      --------
                                                           363
                                                      --------
ITALY -- 0.6%
  Assicurazioni Generali*                   4,254          155
  Banca Intesa*#                           50,560          221
  Bulgari*                                 11,154          135
  Saipem*#                                 29,001          146
  San Paolo-IMI*#                          12,700          197
  TIM*#                                    18,461          146
  Telecom Italia*#                         23,674          274
                                                      --------
                                                         1,274
                                                      --------
                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 2000
(UNAUDITED)

                                        ----------------------
                                          NUMBER       VALUE
                                        OF SHARES      (000)
                                        ----------------------

FOREIGN COMMON STOCKS -- CONTINUED
JAPAN -- 1.8%
  Anritsu#                                  6,674     $    183
  Canon#                                    5,461          214
  Chugai Pharmaceutical#                    5,191           92
  Daiichi Pharmaceutical                    8,430          233
  Dainippon Pharmaceutical                 15,400          234
  Furukawa Electric                         7,297          175
  Meitec                                    3,769          138
  Mitsui Fudosan                           17,127          199
  NEC*#                                    10,256          193
  NGK Insulators                            8,600          112
  Nippon Yusen Kabushiki Kaisha            25,000          107
  NTT Docomo                                   25          639
  Sanyo Electric                           40,675          317
  Sekisui House                            27,962          271
  SMC                                       1,415          207
  Takeda Chemical                           4,670          289
  Tokio Marine & Fire Insurance            10,000          113
                                                      --------
                                                         3,716
                                                      --------
MEXICO -- 0.1%
  Grupo Televisa, GDR                       2,800          130
  Telefonos de Mexico, ADR                  2,480          116
                                                      --------
                                                           246
                                                      --------
NETHERLANDS -- 0.9%
  ABN Amro Holding                          8,520          179
  Heineken#                                 3,626          196
  ING Groep                                 4,956          357
  Koninklijke Ahold*#                      10,560          339
  Koninklijke Philips Electronics           3,681          122
  Nutreco Holdings                          2,150          101
  Qiagen, ADR*                              1,714           59
  Royal Dutch Petroleum                     4,184          251
  Royal Dutch Petroleum, ADR                3,235          193
                                                      --------
                                                         1,797
                                                      --------
NORWAY -- 0.3%
  Norsk Hydro                               7,088          284
  Tomra Systems                            18,200          328
                                                      --------
                                                           612
                                                      --------
SINGAPORE -- 0.2%
  Datacraft Asia*                          20,000          122
  DBS Group Holdings                        3,034           34
  Development Bank Singapore                6,000           68
  Singapore Airlines                       11,080          107
  Singapore Technologies Engineering       90,000          134
                                                      --------
                                                           465
                                                      --------
SOUTH KOREA -- 0.0%
  Korea Electric Power, ADR                 2,605           26
  Korea Electric Power, ADR                   793            8
                                                      --------
Total South Korea                                           34
                                                      --------
SPAIN -- 0.2%
  Altadis                                   8,200          119
  Banco Bilbao Vizcaya Argentaria          13,300          178
  Telefonica*                              12,629          198
                                                      --------
                                                           495
                                                      --------

                            ----------------------------------
                                         NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000) (000)
                            ----------------------------------

FOREIGN COMMON STOCKS -- CONTINUED
SWEDEN -- 0.1%
  Nordea AB                                17,900     $    127
  Skandinaviska Enskilda Banken, Cl A      12,100          130
                                                      --------
                                                           257
                                                      --------
SWITZERLAND -- 0.8%
  Compagnie Financiere Richemont               63          174
  Disetronic Holding                          173          140
  Julius Baer Holding, Cl B                    35          160
  Nestle                                       99          215
  Novartis                                    189          307
  Roche Holding                                13          129
  Swatch Group, Cl B                           96          111
  Swiss Re                                     50          111
  Syngenta, ADR                               640            6
  Tecan Group                                 118          110
  UBS#                                      1,763          244
                                                      --------
                                                         1,707
                                                      --------
UNITED KINGDOM -- 2.0%
  Amvescap                                  5,850           91
  Barclays                                  4,000          112
  Billiton                                 36,900          120
  BP Amoco                                 43,879          341
  BP Amoco, ADR                            16,700          792
  Capita Group                             21,700          132
  Celltech Group*                           6,800          111
  CGNU                                     10,400          157
  Diageo                                   37,470          389
  Gallaher Group                           18,000          115
  HSBC Holdings                            23,638          317
  J.D. Wetherspoon                         16,600           78
  Marconi                                   7,520           71
  National Grid Group                      29,079          256
  Pearson                                  10,130          227
  Powergen                                 16,400          135
  Scottish Power                           20,010          149
  Vodafone Group                          125,074          428
                                                      --------
                                                         4,021
                                                      --------
TOTAL FOREIGN COMMON STOCKs
   (Cost $19,972)                                       22,863
                                                      --------

CORPORATE BONDS -- 9.6%
BASIC MATERIALS -- 0.4%
  EI Du Pont de Nemours
      6.875%                 10/15/09  $      795          795
                                                      --------
CONSUMER CYCLICALS -- 1.1%
  Ford Motor
      7.450%                 07/16/31       1,195        1,102
  Hasbro
      7.950%                 03/15/03       1,140        1,118
                                                      --------
                                                         2,220
                                                      --------
FINANCIALS -- 5.8%
  Bank of America
      7.875%                 05/16/05         470          485
  Bank One
      7.625%                 08/01/05         900          913

                             See Accompanying Notes
                                       71

SCHEDULE OF INVESTMENTS
ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 2000
(UNAUDITED)
                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

CORPORATE BONDS -- CONTINUED
  Citigroup
      7.250%                 10/01/10  $      900     $    895
  Conseco
      8.750%                 02/09/04         980          647
  Fairfax Financial Holdings
      7.375%                 04/15/18         365          249
  Fannie Mae
      6.375%#                06/15/09       6,270        6,247
  First Union
      6.950%                 11/01/04       1,030        1,018
  Household Finance
      5.875%                 02/01/09       1,000          886
  Morgan Stanley Dean Witter
      8.000%                 06/15/10         800          832
                                                      --------
                                                        12,172
                                                      --------
INDUSTRIALS -- 0.6%
  Arrow Electronic
      6.875%                 06/01/18       1,240          984
  Halliburton (MTN)
      5.625%                 12/01/08         175          161
                                                      --------
                                                         1,145
                                                      --------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
  United Dominion Realty
      8.625%                 03/15/03         735          750
                                                      --------
RETAIL -- 0.1%
  JC Penney
      6.125%                 11/15/03         330          209
                                                      --------
TECHNOLOGY -- 0.8%
  Computer Associates International, Series B
      6.250%                 04/15/03       1,745        1,673
                                                      --------
UTILITIES -- 0.4%
  Western Resources
      6.875%                 08/01/04         775          730
                                                      --------
TOTAL CORPORATE BONDs
   (Cost $20,141)                                       19,694
                                                      --------

ASSET BACKED SECURITIES-- 5.4%
  Champion Home Equity Loan Trust,
    Series 1997-2, Cl A5
      6.710%                 09/25/29     510,000          506
  First Security Auto Owner Trust,
    Series 1999-1, Cl A4
      5.740%                 06/15/04   1,580,000        1,567
  Flagship Auto Receivables Owner Trust,
    Series 1999-2, Cl A3
      6.835%                 11/18/04     425,000          430
  IMC Home Equity Loan Trust,
    Series 1997-7, Cl A5
      6.760%                 10/20/20   2,160,000        2,155
  Metris Master Trust, Series 1997-1, Cl A
      6.870%                 10/20/05     955,000          962
  New Century Home Equity Loan Trust,
    Series 1997-NC6, Cl A6
      7.010%                 05/25/26   1,380,000        1,372
  Residential Asset Securities Trust,
    Series 1999-KS1, Cl AI8
      6.320%                 04/25/30   2,185,000        2,127

                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

ASSET BACKED SECURITIES-- CONTINUED
  Saxon Asset Security Trust,
    Series 1999-3, Cl AF6
      7.525%                 06/25/14 $   995,000     $  1,015
  US Air, Series 2000, Cl 3G
      7.890%                 09/01/20         990        1,027
                                                      --------
TOTAL ASSET BACKED SECURITIES
   (Cost $11,043)                                       11,161
                                                      --------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.7%
  Credit Suisse First Boston Mortgage
    Securities, Series 1997-C1, Cl A1C
      7.240%                 04/20/07   1,610,000        1,645
  Freddie Mac, Series 2205, Cl VB
      6.000%                 06/15/16       2,500        2,252
  PNC Trust, Series 1998-7, Cl A5
      6.750%                 09/25/28       1,978        1,894
  Prudential Securities Secured Financing,
    Series 1998-C1, Cl A1A3
      6.350%                 09/15/07   1,620,000        1,591
  Prudential Securities Secured Financing,
    Series 1998-C1, Cl A1B
      6.506%                 07/15/08     940,000          920
  Prudential Securities Secured Financing,
    Series 1999-NRF1, Cl A2
      6.480%                 01/15/09   1,280,000        1,248
  Residential Asset Securitization Trust,
    Series 2000-A3, Cl A2
      8.000%                 05/25/30   1,166,117        1,185
  Residential Funding Mortgage Securities,
    Series 2000-S12, Cl A2
      7.250%                 09/25/15     975,000          968
                                                      --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $11,646)                                       11,703
                                                      --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
      7.000%                 11/01/28         264          262
                                                      --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.8%
      7.500%                 08/01/30       9,412        9,477
      7.000%                 09/01/27       3,264        3,249
      6.500%      06/01/29 - 08/01/29         360          350
      6.000%      08/01/28 - 02/01/29       3,054        2,905
                                                      --------
                                                        15,981
                                                      --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.0%
      8.000%                 01/15/30         741          759
      7.500%      09/15/02 - 12/15/29       8,932        9,054
      6.500%      09/15/23 - 08/15/29     627,702        2,495
                                                      --------
                                                        12,308
                                                      --------
UNITED STATES DEPARTMENT OF VETERAN AFFAIRS -- 1.8%
      7.500%                 06/15/30   1,249,088        1,260
      7.250%                 12/15/15   1,003,455        1,010
      6.500%                 06/15/25   1,445,000        1,410
                                                      --------
Total United States Department of Veteran Affairs        3,680
                                                      --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $31,919)                                       32,231
                                                      --------
                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 2000
(UNAUDITED)

                            ----------------------------------
                                         NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000) (000)
                            ----------------------------------

U.S. TREASURY OBLIGATIONS -- 5.5%
U.S. TREASURY BONDS -- 3.9%
      6.250%#                08/15/23  $     7,645    $  8,109
                                                      --------
U.S. TREASURY INFLATIONARY PROTECTION SECURITY-- 1.6%
      3.625%#                07/15/02       3,249        3,252
                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $10,755)                                       11,361
                                                      --------

CASH EQUIVALENT -- 4.5%
  Goldman Sachs Financial Square Prime
    Obligation Money Market Fund        9,166,897        9,167
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $9,167)                                         9,167
                                                      --------
TOTAL INVESTMENTS -- 99.0%
   (Cost $192,339)                                     203,895
                                                      ========
OTHER ASSETS AND LIABILITIES,
   NET -- 1.0%                                           2,032
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $205,927
                                                      ========

------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT
MTN -- MEDIUM TERM NOTE
PLC -- PRIVATE LIABILITY COMPANY

                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)

                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

CORPORATE BONDS -- 22.2%
CONSUMER CYCLICALS -- 3.2%
  Hasbro
      7.950%                 03/15/03     $12,190     $ 11,958
  JC Penney
      7.600%                 04/01/07      10,870        6,250
      6.125%                 11/15/03       5,575        3,533
  Universal
      8.500%                 02/28/03       6,900        7,174
                                                      --------
                                                        28,915
                                                      --------
CONSUMER NON-CYCLICALS -- 0.1%
  Kraft
      8.500%                 02/15/17       1,313        1,343
                                                      --------
FINANCIALS -- 12.5%
  Anthem Insurance (B)
      9.125%                 04/01/10      19,000       18,106
  Bank One
      7.625%                 08/01/05      10,650       10,814
  Citigroup
      7.250%                 10/01/10       5,000        4,973
  Conseco
      8.750%                 02/09/04      11,450        7,557
  Fairfax Financial Holdings
     7.375%                  04/15/18      12,325        8,412
  Fannie Mae
     7.000%#                 07/15/05         395          407
      6.375%#                06/15/09       5,600        5,588
  First Union
      6.950%                 11/01/04      11,915       11,781
  Ford Motor Credit Global
      6.700%                 07/16/04      12,110       11,928
  General Electric Capital
     6.700%#                 10/01/02       1,000        1,005
  Household Finance
      6.000%                 05/01/04       3,000        2,918
      5.875%                 02/01/09       1,000          888
  Inter-American Development Bank
      7.375%                 01/15/10       1,200        1,278
  Morgan Stanley Dean Witter
      8.000%                 06/15/10       9,755       10,170
  Prime Property Funding, Series II (B)
      6.800%                 08/15/02      10,000        9,891
  Sallie Mae
      7.300%                 08/01/09         500          529
  Salomon Smith Barney
      6.250%                 01/15/05       5,000        4,888
  United Dominion Realty
      8.625%                 03/15/03       1,855        1,893
                                                      --------
                                                       113,026
                                                      --------
INDUSTRIALS -- 2.4%
  Arrow Electronic
      6.875%                 06/01/18      14,460       11,485
  Precision Castparts (B)
      8.750%                 03/15/05      10,000       10,325
                                                      --------
                                                        21,810
                                                      --------

                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

CORPORATE BONDS -- CONTINUED
TRANSPORTATION -- 2.8%
  Ford Motor
      7.450%                 07/16/31   $  14,375     $ 13,297
  US Air
      7.890%                 09/01/20      11,150       11,566
                                                      --------
                                                        24,863
                                                      --------
UTILITIES -- 1.2%
  Western Resources
      6.875%                 08/01/04      11,375      10,718
                                                      --------
TOTAL CORPORATE BONDS
  (Cost $212,044)                                      200,675
                                                      --------

ASSET BACKED SECURITIES-- 8.5%
  Amresco Residential Mortgage,
    Series 1997-1, Cl B1A (A)
      7.420%                 03/25/27       2,639        2,577
  Amresco Securitized Net Interest Margin,
    Series 1999-1A, Cl A
      9.100%                 09/27/29      10,955        9,911
  Champion Home Equity Loan Trust,
    Series 1997-2, Cl A5
      6.710%                 09/25/29       5,980        5,939
  Export Funding Trust, Series 1995-A, Cl A
      8.210%                 12/29/06       2,029        2,121
  First Security Auto Owner Trust,
    Series 1999-1, Cl A4
      5.740%                 06/15/04      15,390       15,263
  Flagship Auto Receivables Owner Trust,
    Series 1999-2, Cl A3
      6.835%                 11/18/04       4,822        4,881
  Israel Trust,Series 1-C
      9.250%                 11/15/01         442          448
  MBNA Master Credit Card Trust,
    Series 1997-I, Cl A (A)
      6.550%                 01/15/07       2,975        3,000
  Metris Master Trust, Series 1997-1, Cl A
      6.870%                 10/20/05       7,776        7,831
  New Century Home Equity Loan Trust,
    Series 1997-NC6, Cl A6
      7.010%                 05/25/26      13,550       13,474
  Saxon Asset Security Trust,
    Series 1999-3, Cl AF6
      7.525%                 06/25/14      10,933       11,155
  Turkey Trust, Series T-3
      9.625%                 05/15/02          91           92
                                                  ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $77,179)                                       76,692
                                                  ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS -- 20.7%
  Credit Suisse First Boston Mortgage
    Securities, Series 1997-C1, Cl A1C
      7.240%                 04/20/07      16,500       16,855
  Freddie Mac, Series 2205, Cl VB
      6.000%                 06/15/16      11,721       10,560
  GE Capital Mortgage Services,
    Series 1999-9, Cl 2A1
      6.750%                 04/25/29       7,884        7,714

                             See Accompanying Notes
                                       74

SCHEDULE OF INVESTMENTS
ARMADA BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)

                            ----------------------------------
                                         NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000) (000)
                            ----------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS -- CONTINUED
  Housing Securities,
    Series 1994-I Cl A15
      7.500%                 03/25/09   $   1,249     $  1,264
  Housing Securities,
    Series 1993-G, Cl G9
      7.500%                 01/25/09       6,714        6,811
  PNC Trust, Series 1998-7, Cl A5
      6.750%                 09/25/28       9,415        9,014
  Prudential Securities Secured Financing,
    Series 1998-C1, Cl A1A3
      6.350%                 09/15/07      18,065       17,743
  Prudential Securities Secured Financing,
    Series 1998-C1, Cl A1B
      6.506%                 07/15/08      19,225       18,820
  Prudential Securities Secured Financing,
    Series 1999-NRF1, Cl A2
      6.480%                 01/15/09      12,715       12,405
  Residential Accredit Loans,
    Series 1998-QS7, Cl NB4
      6.750%                 07/25/28      13,684       13,105
  Residential Accredit Loans,
    Series 1999-QS3, Cl A8
      6.500%                 03/25/29          27           25
  Residential Asset Securities,
    Series 1999 - Ks1, Cl Ai8
      6.320%                 04/25/30      24,675       24,018
  Residential Asset Securitization Trust,
    Series 2000-A3, Cl A2
      8.000%                 05/25/30      12,280       12,476
  Residential Credit Loans,
    Series 1998-Qs15, Cl Mb
      6.500%                 11/25/28      11,166       10,783
  Residential Funding Mortgage
    Securities I, Series 2000-s12, Cl A2
      7.250%                 09/25/15       3,000        2,978
  Residential Funding Mortgage Securities I,
    Series 1993-S44, Cl A3 (A)
      7.175%                 11/25/23       1,785        1,788
  Structured Asset Sales, Series 1994-5, Cl A
      7.000%                 07/25/24      20,508       20,305
                                                      --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $185,357)                                     186,664
                                                      --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION-- 2.1%
      9.500%                 10/01/20       1,240        1,300
      9.400%                 09/15/08          11           11
      9.250%                 12/01/02          21           22
      9.000%                 05/01/20         536          558
      8.500%      05/01/06 - 06/01/17         270          281
      8.000%                 07/01/25       1,826        1,883
      7.500%      07/01/10 - 05/01/17       1,468        1,499
      7.000%      11/01/10 - 11/01/28      12,967       12,929
      6.500%      10/01/07 - 11/01/10       1,298        1,291
                                                      --------
                                                        19,774
                                                      --------

                            ----------------------------------
                                         NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000) (000)
                            ----------------------------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 10.5%
      9.500%                 05/01/18  $       86     $     90
      9.000%      07/01/09 - 11/01/24       2,374        2,470
      8.500%                 11/01/09          41           42
      7.500%      12/01/07 - 08/01/30      36,221       36,604
      6.500%      12/01/08 - 08/01/29       7,902        7,717
      6.000%      07/01/28 - 03/01/29      50,608       48,191
                                                      --------
                                                        95,114
                                                      --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-- 12.4%
      9.000%                 02/20/19        116           120
      8.500%      05/15/21 - 08/15/22        730           759
      8.250%      04/20/17 - 07/20/17        140           144
      8.000%      03/15/08 - 01/15/30      6,947         7,117
      7.500%      08/15/22 - 05/15/30     55,454        56,196
      7.000%      11/15/23 - 06/15/29      1,960         1,958
      6.500%      09/15/28 - 06/15/29     46,486        45,439
                                                      --------
                                                       111,733
                                                      --------
UNITED STATES DEPARTMENT OF VETERAN AFFAIRS-- 4.9%
      7.500%                 06/15/30     15,573        15,713
      7.250%                 12/15/15     11,590        11,669
      6.500%                 06/15/25     16,925        16,518
                                                      --------
                                                        43,900
                                                      --------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $268,847)                                     270,521
                                                      --------
U.S. TREASURY OBLIGATIONS -- 17.7%
U.S. TREASURY BONDS -- 9.5%
      6.250%#                08/15/23     75,595        80,185
      6.125%#                08/15/29      5,000         5,332
                                                      --------
                                                        85,517
                                                      --------
U.S. TREASURY INFLATIONARY PROTECTION SECURITY-- 7.5%
      3.625%#     07/15/02 - 04/15/28     68,196        67,703
                                                      --------
U.S. TREASURY NOTES-- 0.7%
      6.500%#     05/15/05 - 02/15/10      5,980         6,328
                                                      --------

   TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $152,062)                                     159,548
                                                      --------
CASH EQUIVALENT -- 0.2%
  Goldman Sachs Financial
    Square Government Money
    Market Fund                         1,995,278        1,995
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $1,995)                                         1,995
                                                      --------
TOTAL INVESTMENTS -- 99.2%
   (Cost $897,484)                                     896,095
                                                      ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.8%                                           7,575
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $903,670
                                                      ========

------------------------------------------------
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2000.
(B) PRIVATE PLACEMENT SECURITY
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTAGE ASSOCIATION

                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA GNMA FUND

NOVEMBER 30, 2000
(UNAUDITED)
                            ----------------------------------
                                         NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000) (000)
                            ----------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 94.9%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.7%
      6.500%      12/01/12 - 02/01/28   $     955     $    935
                                                      --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 93.4%
      9.000%      05/15/09 - 11/15/24       2,465        2,574
      8.750%                 06/15/25          63           65
      8.500%      01/15/17 - 02/15/23       3,184        3,301
      8.000%      03/15/17 - 05/20/30      18,263       18,660
      7.500%      09/20/15 - 10/01/30      26,481       26,860
      7.250%                 11/15/04          64           65
      7.000%      12/15/10 - 09/20/30      34,553       34,450
      6.500%      05/15/28 - 02/20/30      25,913       25,374
      6.000%      10/20/28 - 04/15/29       9,610        9,156
                                                      --------
                                                       120,505
                                                      --------
UNITED STATES DEPARTMENT OF VETERAN AFFAIRS -- 0.8%
      6.500%                 06/15/25       1,000          976
                                                      --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $120,991)                                      122,416
                                                      --------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.2%
  Credit Suisse First Boston Mortgage
    Securities, Series 1997-C1, Cl A1C
      7.240%                 04/20/07       1,100        1,124
  Residential Funding Mortgage
    Securities I, Series 1992-S31, Cl A5
      7.500%                 09/25/07       1,711        1,707
                                                      --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $2,865)                                          2,831
                                                      --------

CASH EQUIVALENT -- 2.8%
  Goldman Sachs Financial Square
    Government Money Market Fund        3,645,793        3,646
                                                      --------
TOTAL CASH EQUIVALENT
  (Cost $3,646)                                          3,646
                                                      --------
TOTAL INVESTMENTS -- 99.9%
  (Cost $127,502)                                      128,893
                                                      ========
OTHER ASSETS AND LIABILITIES,
  NET-- 0.1%                                                61
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $128,954
                                                      ========

------------------------------------------------
CL -- CLASS

                             See Accompanying Notes

                                                         SCHEDULE OF INVESTMENTS
                                                   ARMADA INTERMEDIATE BOND FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)

                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

CORPORATE BONDS -- 29.5%
CONSUMER CYCLICALS -- 4.2%
  Fortune Brands
      6.250%                 04/01/08      $4,040     $  3,818
  Hasbro
      7.950%                 03/15/03       3,835        3,762
  JC Penney (MTN) Series A
      6.500%                 06/15/02       3,470        2,923
  JC Penney
      7.600%                 04/01/07       2,650        1,524
  Universal
      8.500%                 02/28/03       2,825        2,937
                                                      --------
                                                        14,964
                                                      --------
ENERGY -- 1.9%
  Honeywell International
      6.875%                 10/03/05       1,300        1,316
  Sunoco
      7.125%                 03/15/04       5,490        5,531
                                                      --------
                                                         6,847
                                                      --------
FINANCIALS-- 16.4%
  Anthem Insurance (B)
      9.125%                 04/01/10       6,000        5,718
  Cit Group
      7.625%                 08/16/05       3,250        3,266
      7.500%                 11/14/03         775          780
  Citigroup
      7.250%                 10/01/10         245          244
  Conseco
      8.750%                 02/09/04       3,000        1,980
  Fannie Mae
      7.000%                 07/15/05       5,055        5,207
      6.375%                 06/15/09       8,179        8,162
      6.250%                 11/15/02       2,000        2,005
  Federal Realty Investors
    Trust (MTN)
      6.990%                 03/10/06       2,550        2,430
  First Union
      6.950%                 11/01/04       3,375        3,337
  General Electric Capital
    (MTN) Series A
      6.700%                 10/01/02       2,000        2,011
  Household Finance
      6.000%                 05/01/04       1,000          972
  Huntington National Bank
      7.625%                 01/15/03         500          507
  IOS Capital (MTN)
      6.730%                 06/15/01       5,000        4,644
  Morgan Stanley Dean Witter
      8.000%                 06/15/10       3,900        4,066
  Prime Property Funding,
    Series II (B)
      6.800%                 08/15/02       4,360        4,312
  Saint Paul (MTN) Series B
      6.170%                 01/15/01         300          300
  Salomon Smith Barney
      6.250%                 01/15/05       5,415        5,293


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
  United Dominion Realty Trust
      8.625%                 03/15/03      $3,360     $  3,429
  US Leasing Capital
      6.625%                 05/15/03         300          298
                                                      --------
                                                        58,961
                                                      --------
INDUSTRIALS -- 3.7%
  Crown Cork & Seal
      6.750%                 12/15/03         300          163
  Halliburton (MTN)
      5.625%                 12/01/08       4,795        4,411
  Precision Castparts
      8.750%                 03/15/05       4,900        5,061
  Scholastic
      7.000%                 12/15/03       3,600        3,618
                                                      --------
                                                        13,253
                                                      --------
TECHNOLOGY-- 0.0%
  Westview School (C)
      6.400%                 09/01/05         200          195
                                                      --------
TRANSPORTATION -- 0.9%
  JB Hunt Transportation Services
    (MTN) Series A
      6.000%                 12/12/00       3,200        3,200
                                                      --------
UTILITIES -- 2.4%
  Western Resources
      6.875%                 08/01/04       9,110        8,584
                                                      --------
TOTAL CORPORATE BONDS
   (Cost $108,475)                                     106,004
                                                      --------

ASSET-BACKED SECURITIES -- 29.5%
AUTOMOTIVE -- 1.7%
  Ford Credit Automotive Owner
    Trust, Series F, Cl A2
      6.560%                 05/15/04       2,000        2,014
  Union Acceptance,
    Series 1999-B, Cl A4
      6.110%                 09/08/05       3,885        3,876
                                                      --------
                                                         5,890
                                                      --------
CREDIT CARDS-- 2.7%
  Providian Master Trust,
    Series 1999-2, Cl A
      6.600%                 04/16/07       4,800        4,821
  Providian Master Trust,
    Series 2000-1, Cl A
      7.490%                 08/17/09       4,755        4,935
                                                      --------
                                                         9,756
                                                      --------
MORTGAGE RELATED-- 25.1%
  Amresco Residential Mortgage,
    Series 1997-1, Cl B1A (A)
      7.420%                 03/25/27         949          926
  Amresco Securitized Net Interest
    Margin, Series 1999-1A, Cl A
      9.100%                 09/27/29       3,001        2,715
  Contimortgage Home Equity Loan
    Trust, Series 1998-2, Cl A6
      6.360%                 11/15/19       3,575        3,533

                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA INTERMEDIATE BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)

                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

ASSET-BACKED SECURITIES -- CONTINUED
MORTGAGE RELATED -- CONTINUED
  Contimortgage Home Equity Loan
    Trust, Series 1999-3, Cl A5
      7.360%                 10/25/26      $4,550     $  4,480
  Credit Suisse First Boston Mortgage
    Securities, Series 1997-C1, Cl A1C
      7.240%                 04/20/07       3,000        3,065
  DLJ Commercial Mortgage,
    Series 2000-CKP1, CL A1A
      6.930%                 08/10/09       1,310        1,323
  FHLMC Structured Pass Through,
    Series T-8, Cl A5
      7.000%                 06/15/15       2,970        2,963
  GE Capital Mortgage Services,
    Series 1999-9, Cl 2A1
      6.750%                 04/25/29       1,836        1,797
  Green Tree Recreational Equipment,
    Series 1997-D, Cl A1-HE
      6.900%                 03/15/29       4,422        4,453
  Housing Securities, Series 1994-1, Cl A15
      7.500%                 03/25/09       2,730        2,763
  IMC Home Equity Loan Trust,
    Series 1997-7, Cl A5
      6.760%                 10/20/20       4,540        4,529
  Midland Realty Acceptance,
    Series 1996-C2, Cl A2
      7.233%                 01/25/29       6,240        6,407
  Norwest Asset Securities,
    Series 1998-18, Cl A4
      6.250%                 08/25/28       6,380        5,988
  Orix Credit Alliance Owner Trust,
    Series 2000-A, Cl A3
      7.120%                 05/15/04       4,470        4,511
  Pennsylvania Power & Light Transition,
    Series 1999-1, Cl A6
      6.960%                 12/26/07       3,310        3,365
  Prudential Securities Secured Financing,
    Series 1998-C1, Cl A1B
      6.506%                 07/15/08       7,500        7,342
  Prudential Securities Secured Financing,
    Series 1999-NRF1, Cl A2
      6.480%                 01/15/09       3,000        2,927
  Residential Asset Securities,
    Series 1999 - Ks1, Class Ai8
      6.320%                 04/25/30       2,210        2,151
  Residential Asset Securitization Trust,
    Series 2000-A3, Cl A2
      8.000%                 05/25/30       3,997        4,061
  Residential Funding Mortgage Obligation,
    Series 1999-HI1, Cl A3
      6.310%                 09/25/29       7,800        7,733
  Residential Funding Mortgage Obligation,
    Series 1999-HI6, Cl Ai3
      7.340%                 07/25/12       3,250        3,275
  Ryland Acceptance,
    Series 17, Cl D
      9.000%                 07/01/16         843          871
  The Money Store Home Equity Trust,
    Series 1993-C, Cl A3
      5.750%                 10/15/22       2,445        2,408


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

ASSET-BACKED SECURITIES -- CONTINUED
MORTGAGE RELATED -- CONTINUED
  UCFC Manufactured Housing
    Contract, Series 1997-3, Cl A2
      6.360%                 02/15/11   $   1,187     $  1,180
  Vende Mortgage Trust,
    Series 1999-2, Cl 1D
      6.500%                 12/15/24       4,220        4,026
  Vendee Mortgage Trust,
    Series 1999-3, Cl D
      6.500%                 06/15/25       1,420        1,386
                                                      --------
                                                        90,178
                                                      --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $105,243)                                     105,824
                                                      --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 18.1%
FEDERAL HOME LOAN BANK -- 1.4%
      5.530%                 01/15/03       5,000        4,941
                                                      --------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.2%
      8.750%                 04/01/17         522          547
      8.250%                 06/01/06          11           12
      8.000%                 05/01/17         354          368
                                                      --------
                                                           927
                                                      --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.1%
     13.000%                 08/15/15       1,475        1,645
     11.500%                 05/01/10         338          355
      9.000%                 08/01/09         602          625
      8.750%                 08/01/09         371          384
      8.500%                 02/01/25         754          781
      8.250%                 07/01/17         593          613
      7.500%                 09/01/30      33,391       33,639
      7.000%                 10/01/30       1,996        1,979
      6.500%                 01/01/28       2,265        2,212
      6.000%                 02/01/29       1,356        1,291
                                                      --------
                                                        43,524
                                                      --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.4%
      9.000%      09/15/04 - 05/15/16       1,251        1,303
      7.500%      01/15/30 - 02/15/30       8,520        8,630
      7.000%                 08/15/28       1,338        1,337
      6.500%      03/15/29 - 06/15/29       2,626        2,565
      6.000%                 07/20/29       1,901        1,806
                                                      --------
                                                        15,641
                                                      --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS (Cost $64,131)                           65,033
                                                      --------

U.S. TREASURY OBLIGATIONS-- 22.2%
U.S. TREASURY INFLATIONARY PROTECTION SECURITIES-- 11.3%
      3.625%#     07/15/02 - 01/15/08      40,989       40,781
                                                      --------
U.S. TREASURY NOTES-- 10.9%
      6.500%#     05/15/05 - 02/15/10      34,605       36,739
      6.250%                 08/31/02       2,210        2,230
                                                      --------
                                                        38,969
                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $78,395)                                       79,750
                                                      --------

                             See Accompanying Notes

                                                         SCHEDULE OF INVESTMENTS
                                                   ARMADA INTERMEDIATE BOND FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)

                                        ----------------------
                                        NUMBER OF      VALUE
                                         SHARES        (000)
                                        ----------------------

CASH EQUIVALENT -- 0.3%
  Fidelity Domestic Money
    Market Fund                         1,178,910     $  1,179
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $1,179)                                         1,179
                                                      --------
TOTAL INVESTMENTS -- 99.6%
   (Cost $357,423)                                     357,790
                                                      ========
OTHER ASSETS AND LIABILITIES,
   NET-- 0.4%                                            1,208
                                                      --------
TOTAL NET ASSETS-- 100.0%                             $358,998
                                                      ========

------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2000.
(B) PRIVATE PLACEMENT SECURITY
(C) CERTIFICATE OF PARTICIPATION
(D) INTEREST ONLY SECURITY
CL -- CLASS
MTN -- MEDIUM TERM NOTE
                             See Accompanying Notes
                                       79

SCHEDULE OF INVESTMENTS
ARMADA LIMITED MATURITY BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

CORPORATE BONDS -- 38.8%
COMMERCIAL SERVICES -- 1.7%
  Comdisco
      5.950%                 04/30/02      $3,835   $    3,317
                                                    ----------
CONSUMER CYCLICALS -- 10.0%
  Dillards
      9.500%                 10/15/01       2,000        1,907
  Dillards (A)
      6.310%                 08/01/02       5,000        4,155
  Hasbro
      7.950%                 03/15/03       2,740        2,689
  JC Penney
      7.250%                 04/01/02       2,000        1,682
      6.125%                 11/15/03       3,000        1,901
  Universal
      8.500%                 02/28/03       3,275        3,405
  Viad
      6.625%                 06/15/03       3,300        3,283
                                                      --------
                                                        19,022
                                                      --------
FINANCIALS -- 13.3%
  Case Credit (MTN) Series B
      6.120%                 08/01/01       5,000        4,306
  Cit Group
      7.500%                 11/14/03       2,000        2,013
  Colonial Reality (MTN)
      6.960%                 07/26/04       3,200        3,128
  Conseco
      7.875%                 12/15/00       3,000        2,993
  Fannie Mae
      7.000%                 07/15/05       2,405        2,475
  First Union
      8.125%                 06/24/02       1,400        1,423
  Ford Motor Credit
      6.550%                 09/10/02       1,000          994
  General Electric Capital
    (MTN) Series A
      6.700%                 10/01/02       5,000        5,027
  Morgan Stanley Dean Witter
    (MTN) Series C
      7.375%                 04/15/03       2,000        2,024
  Weingarten Realty Investment
    (MTN) Series A
      6.000%                 08/10/01       1,045        1,040
                                                      --------
                                                        25,423
                                                      --------
INDUSTRIALS -- 1.7%
  International Paper
      9.700%                 05/01/01       3,000        3,026
  Pharmacia
      7.090%                 12/15/00         210          210
                                                      --------
                                                         3,236
                                                      --------
TECHNOLOGY -- 2.9%
  Computer Associates
    International, Series B
      6.250%                 04/15/03       4,000        3,835
  Raytheon
      5.950%                 03/15/01       1,100        1,095
  Xerox (MTN) Series E
      5.250%                 12/15/03         900          491
                                                      --------
                                                         5,421
                                                      --------

                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

CORPORATE BONDS -- CONTINUED
TRANSPORT -- 4.3%
  General American Transportation
     10.125%                 03/15/02      $4,000     $  4,110
  JB Hunt Transportation Services
    (MTN) Series A
      6.000%                 12/12/00       4,000        4,000
                                                      --------
                                                         8,110
                                                      --------
UTILITIES -- 4.9%
  International Power PLC
      7.125%                 07/11/01       5,000        5,000
  Western Resources
      6.875%                 08/01/04       4,650        4,381
                                                      --------
                                                         9,381
                                                      --------
TOTAL CORPORATE BONDS
   (Cost $77,315)                                       73,910
                                                      --------

ASSET BACKED SECURITIES -- 48.5%
AUTOMOTIVE -- 21.1%
  Auto Leasings Investors,
    Series 1997, Cl A3 (B)
      5.962%                 08/14/01       1,410        1,409
  Continental Automotive
    Receivables Owner Trust,
    Series 2000-A, Cl A3 (B)
      7.380%                 02/17/04      10,000       10,075
  Flagship Auto
    Receivables Owner Trust,
    Series 1999-2, Cl A3
      6.835%                 11/18/04       9,000        9,109
  Ford Credit Automotive
    Owner Trust,
    Series 2000-E, Cl A4
      6.740%                 06/15/04       4,400        4,436
  Ford Credit Automotive
    Owner Trust,
    Series 2000-F, Cl A2
      6.560%                 05/15/04       3,000        3,021
  Household Automobile
    Revolving Trust I,
    Series 1998-1 Cl A3 (A)
      7.075%                 07/17/03         741          741
  Union Acceptance,
    Series 1999-B, Cl A4
      6.110%                 09/08/05       2,800        2,794
  WFS Financial Owner Trust,
    Series 1999-A, Cl A4
      5.700%                 11/20/03       8,750        8,664
                                                      --------
                                                        40,249
                                                      --------
CREDIT CARDS -- 4.2%
  Citibank Credit Card Master
    Trust, Series 1996-1, Cl A (C)
      0.000%                 02/07/03       1,260        1,245
  Discover Card Master Trust I,
    Series 1998-4, Cl A
      5.750%                 10/16/03       1,060        1,056
  Metris Master Trust,
    Series 1997-1, Cl A
      6.870%                 10/20/05       4,850        4,882

                             See Accompanying Notes
                                       80

                                                         SCHEDULE OF INVESTMENTS
                                               ARMADA LIMITED MATURITY BOND FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

ASSET BACKED SECURITIES -- CONTINUED
CREDIT CARDS -- CONTINUED
  Sears Credit Account Master Trust,
    Series 1996-4, Cl A
      6.450%                 10/16/06   $     790     $    789
                                                      --------
                                                         7,972
                                                      --------
MORTGAGE RELATED-- 20.3%
  Amresco Residential Securities,
    Series 1997-1, Cl B1A (A)
      7.420%                 03/25/27         475          464
  Amresco Securitized Net Interest,
    Series 1997-1, Cl A (B)
      7.545%                 09/26/27       3,130        2,800
  Champion Home Equity Loan Trust,
    Series 1998-1, Cl A2 (D)
      8.120%                 09/25/01      21,000        1,214
  Countrywide Home Loans,
    Series 1997-8, Cl A2
      6.750%                 01/25/28       2,687        2,671
  GE Capital Mortgage Services,
    Series 1993-18, Cl 1J
      6.000%                 02/25/09       5,698        5,642
  Golden National Mortgage
    Asset Backed Certificate,
    Series 1998-GN1, Cl A
      7.110%                 08/25/27          17           17
  Green Tree Home Equity Loan Trust,
    Series 1999-D, Cl A-7IO (D)
      6.500%                 09/15/30      50,000        1,153
  HSBC Mortgage Loan Trust,
    Series 2000-HSB1, Cl A2
      7.110%                 12/16/30       5,000        5,023
  Morgan Keegan & Associates (A)
     10.725%                 04/25/09         199          212
  New Century Home Equity Loan Trust,
    Series 1997-NC6, Cl A6
      7.010%                 05/25/26       4,500        4,475
  Residential Asset Securities,
    Series 1999 - Ks1, Class Ai8
      6.320%                 04/25/30       3,825        3,721
  Residential Asset Securitization Trust,
    Series 1997-A1, Cl A1
      7.000%                 03/25/27         598          595
  Residential Asset Securitization Trust,
    Series 2000-A3, Cl A2
      8.000%                 05/25/30       3,101        3,151
  Saxon Asset SecuritiesTrust,
    Series 1997-1, Cl AF3
      7.375%                 11/25/23       3,022        3,018
  Vendee Mortgage Trust,
    Series 1999-2, Cl 1J
      6.500%                 01/15/06       4,600        4,564
                                                      --------
                                                        38,720
                                                      --------
OTHER ASSET-BACKED SECURITIES-- 2.9%
  Capital Equipment Receivables Trust,
    Series 1997-1, Cl A4
      6.190%                 02/15/02       1,206        1,209

                            ----------------------------------
                                        NUMBER OF      VALUE
                            MATURITY  SHARES/PAR (000) (000)
                            ----------------------------------


ASSET BACKED SECURITIES -- CONTINUED
OTHER ASSET-BACKED SECURITIES -- CONTINUED
  Evans Withycombe Finance Trust,
    Series 1, Cl A1
      7.980%                 08/01/01      $1,395     $  1,456
  GE Capital Equipment Lease Trust,
    Series 1997-A, Cl A
      6.850%                 05/20/08         809          816
  Green Tree Recreational Equipment &
    Consumer Trust, Series 1997-B, Cl A1
      6.550%                 07/15/28       1,326        1,328
  PNC Student Loan Trust I,
    Series 1997-2, Cl A4
      6.446%                 01/25/02         686          685
                                                      --------
                                                         5,494
                                                      --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $92,761)                                       92,435
                                                      --------

U.S. GOVERNMENT AGENCY OBLIGATIONS-- 1.0%
  Hydro-Quebec (A), Series FY
      6.625%                 07/31/02       1,850        1,841
                                                      --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,839)                                         1,841
                                                      --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 1.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION-- 0.3%
      6.250%                 10/15/02         645          646
                                                      --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.1%
  Federal National Mortgage Association
      7.500%                 07/01/08       1,128        1,150
  Federal National Mortgage Association,
    Series 1997-26, Cl E
      5.000%                 11/18/20         987          981
                                                      --------
                                                         2,131
                                                      --------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $2,762)                                         2,777
                                                      --------

U.S. TREASURY OBLIGATIONS-- 5.3%
U.S. TREASURY NOTES
      6.500%#                05/15/05         530          551
      6.250%#                10/31/01       9,500        9,519
                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $10,003)                                       10,070
                                                      --------

CASH EQUIVALENT -- 3.7%
  Fidelity Domestic Money
    Market Fund                         7,013,542        7,014
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $7,014)                                         7,014
                                                      --------

                             See Accompanying Notes
                                       81

SCHEDULE OF INVESTMENTS
ARMADA LIMITED MATURITY BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)


                                      ------------------------
                                                       VALUE
                                        PAR (000)      (000)
                                      ------------------------


REPURCHASE AGREEMENT -- 3.3%
  Morgan Stanley Dean Witter
    6.480% (dated 11/30/00, matures
    12/01/00, repurchase price
    $6,301,134; collateralized by
    various government obligations:
    total value $6,472,028)                $6,300     $  6,300
                                                      --------
TOTAL REPURCHASE AGREEMENT
   (Cost $6,300)                                         6,300
                                                      --------
TOTAL INVESTMENTS -- 102.0%
   (Cost $198,004)                                     194,347
                                                      ========
OTHER ASSETS AND LIABILITIES,
   NET -- (2.0)%                                        (3,763)
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $190,584
                                                      ========

------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN.
(A) VARIABLE RATE SECURITY - RATE REFLECTED ON STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2000.
(B) PRIVATE PLACEMENT SECURITY
(C) PRINCIPAL ONLY SECURITY
(D) INTEREST ONLY SECURITY
CL -- CLASS
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIABILITY COMPANY


                             See Accompanying Notes
                                       82

                                                         SCHEDULE OF INVESTMENTS
                                              ARMADA TOTAL RETURN ADVANTAGE FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)

                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

CORPORATE BONDS -- 40.8%
CONSUMER CYCLICALS -- 2.5%
  DaimlerChrysler National Holding
      7.125%                 03/01/02      $2,850     $  2,839
  Ford Motor Credit
      7.375%                 10/28/09       2,625        2,579
      6.550%                 09/10/02         750          745
      6.375%                 02/01/29       3,675        2,958
                                                      --------
                                                         9,121
                                                      --------
CONSUMER NON-CYCLICALS -- 1.8%
  Safeway
      7.250%                 09/15/04       2,420        2,438
  Target
      7.500%                 02/15/05       2,700        2,774
  Wal-Mart Stores
      7.550%                 02/15/30       1,330        1,425
                                                      --------
                                                         6,637
                                                      --------
CONSUMER SERVICES -- 3.6%
  CSC Enterprises
      6.500%                 11/15/01       3,365        3,354
  Metropolitan Life
      7.000%                 11/01/05       5,860        5,879
  Nationwide
      9.875%                 02/15/25       4,000        4,035
                                                      --------
                                                        13,268
                                                      --------
ENERGY-- 0.8%
  Enron (A)
      6.725%                 11/17/08       2,900        2,762
                                                      --------
FINANCIALS -- 16.8%
  BankAmerica
      7.875%                 12/01/02       3,600        3,672
  Chase Manhattan
      6.375%                 02/15/08       3,200        3,028
  Citicorp
      7.125%                 09/01/05       4,000        4,055
  City of Naples
      7.520%                 07/15/06       3,865        3,937
  Fannie Mae
      7.125%#                06/15/10       5,580        5,866
      7.000%#                07/15/05       4,170        4,296
      6.500%#                08/15/04       3,400        3,432
      6.250%                 05/15/29       7,090        6,824
      5.750%                 02/15/08       2,185        2,111
  First Union
      7.125%                 10/15/06       4,400        4,312
  Fleet Boston Financial
      6.500%                 03/15/08       2,775        2,626
      6.375%                 05/15/08       1,175        1,103
  Household Finance
      7.875%                 03/01/07       2,475        2,509
  Lehman Brothers
      6.625%                 04/01/04       3,800        3,734
  Mack-Cali Realty
      7.000%                 03/15/04       1,650        1,619
  NationsBank
      7.000%                 09/15/01         815          816
  Province of Ontario
      7.375%                 01/27/03       3,100        3,163
  Quebec Province
      8.625%                 01/19/05       4,050        4,314
                                                      --------
                                                        61,417
                                                      --------

                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

CORPORATE BONDS -- CONTINUED
INDUSTRIALS -- 4.6%
  Cargill (B)
      6.150%                 02/25/08      $3,050     $  2,849
  Conoco
      6.950%                 04/15/29       2,550        2,397
  Engelhard
      7.000%                 08/01/01       5,600        5,593
  Exxon Mobil
      8.625%                 08/15/21       2,000        2,323
  Monsanto
      6.600%                 12/01/28       3,090        2,809
  Union Pacific
      6.625%                 02/01/29         980          853
                                                      --------
                                                        16,824
                                                      --------
TECHNOLOGY -- 2.4%
  Applied Material
      7.125%                 10/15/17       3,475        3,217
  Hewlett-Packard
      7.150%                 06/15/05         950          967
  International Business Machines
      6.500%                 01/15/28       1,540        1,373
  Lucent Technologies
      6.450%                 03/15/29       1,220          904
  Raytheon
      5.950%                 03/15/01       2,500        2,488
                                                      --------
                                                         8,949
                                                      --------
TELECOMMUNICATIONS -- 5.7%
  Clear Channel Communications
      7.250%                 09/15/03       2,425        2,425
  Comcast Cable Communication
      6.200%                 11/15/08       1,400        1,309
  Deutsche Telekom
      7.750%                 06/15/05       1,475        1,499
  GTE Northwest
      5.550%                 10/15/08       2,600        2,350
  Sprint Capital
      6.875%                 11/15/28       5,410        4,477
  Time Warner
      6.625%                 05/15/29       2,300        2,001
  Time Warner Entertainment
     10.150%                 05/01/12       3,080        3,704
  WorldCom
      6.400%                 08/15/05       3,100        2,995
                                                      --------
                                                        20,760
                                                      --------
TRANSPORTATION -- 0.4%
  Federal Express
      6.720%                 01/15/22       1,660        1,589
                                                      --------
UTILITIES -- 2.2%
  Consolidated Edison
      6.450%                 12/01/07       3,350        3,224
  Pennsylvania Power & Light
      6.125%                 05/01/01       3,550        3,535
  Puget Sound Energy
      6.740%                 06/15/18       1,525        1,357
                                                      --------
                                                         8,116
                                                      --------
TOTAL CORPORATE BONDS
   (Cost $152,316)                                     149,443
                                                      --------


                             See Accompanying Notes
                                       83

SCHEDULE OF INVESTMENTS
ARMADA TOTAL RETURN ADVANTAGE FUND

NOVEMBER 30, 2000
(UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

ASSET BACKED SECURITIES -- 11.8%
  Bear Sterns Commercial
    Mortgage Securities,
    Series 2000-WF2, Cl A2
      7.320%                 08/15/10   $   1,465   $    1,502
  Discover Card Master Trust,
    Series 1999-6, Cl A
      6.850%                 07/17/07       2,779        2,814
  Ford Credit Auto Trust,
    Series 2000-D, Cl A5
      7.150%                 01/15/05       7,000        7,128
  Ford Credit Auto Trust,
    Series 2000-F, Cl A5
      6.620%                 07/15/04       9,980       10,032
  Golden National Mortgage
    Asset Backed Certificate,
    Series 1998-GN1, Cl A
      7.110%                 08/25/27       2,487        2,501
  Green Tree Financial,
    Series 1997-5, Cl A5-MH
      6.620%                 05/15/29       2,535        2,514
  MBNA Master Credit Card Trust,
    Series 1997-F, Cl A
      6.600%                 11/15/04       4,405        4,422
  MBNA Master Credit Card Trust,
    Series 1999-J, Cl B
      7.400%                 02/15/12       2,200        2,268
  PNC Student Loan Trust I,
    Series 1997-2, Cl A6
      6.572%                 01/25/04       2,870        2,889
  Railcar Leasing,
    Series 1, Cl A1
      6.750%                 07/15/06       7,150        7,178
                                                      --------
TOTAL ASSET BACKED SECURITIES
   (Cost $42,769)                                       43,248
                                                      --------

U.S. GOVERNMENT AGENCY OBLIGATIONS-- 0.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION-- 0.0%
      8.750%                 05/01/08           3            3
      7.500%                 12/01/10          51           52
                                                      --------
                                                            55
                                                      --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $51)                                               55
                                                      --------

MORTGAGE PASS THROUGH OBLIGATIONS -- 0.1%
  Thirty-Seventh FHA Insurance Project
      7.430%                 05/01/22         408          406
                                                      --------
TOTAL MORTGAGE PASS THROUGH OBLIGATIONS
   (Cost $408)                                             406
                                                      --------

U.S. TREASURY OBLIGATIONS -- 42.4%
U.S. TREASURY BONDS-- 14.8%
      8.125%#                08/15/21      23,095       29,623
      6.000%                 02/15/26      23,675       24,450
                                                      --------
                                                        54,073
                                                      --------
U.S. TREASURY NOTES -- 27.6%
      6.500%#     05/15/05 - 02/15/10      45,455       47,768
      6.250%                 02/15/03       7,155        7,249
      6.125%#                08/15/07      15,885       16,448


                            ----------------------------------
                                         NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000) (000)
                            ----------------------------------


U.S. TREASURY OBLIGATIONS -- CONTINUED
U.S. TREASURY NOTES -- CONTINUED
      6.000%                 08/15/04    $  9,725     $  9,877
      5.875%#                11/30/01      19,595       19,561
                                                      --------
                                                       100,903
                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $150,064)                                     154,976
                                                      --------

CASH EQUIVALENT -- 3.3%
  Fidelity Domestic Money
    Market Fund                        11,949,321       11,949
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $11,949)                                       11,949
                                                      --------
TOTAL INVESTMENTS -- 98.4%
   (Cost $357,557)                                     360,077
                                                      ========
OTHER ASSETS AND LIABILITIES,
   NET -- 1.6%                                           6,014
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $366,091
                                                      ========

------------------------------------------------
# SECURITIES MAY BE PARTIALLY OR FULLY ON LOAN
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2000.
(B) PRIVATE PLACEMENT SECURITY
CL -- CLASS

                             See Accompanying Notes
                                       84

SCHEDULE OF INVESTMENTS
ARMADA U.S. GOVERNMENT INCOME FUND

NOVEMBER 30, 2000
(UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS-- 75.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION-- 15.8%
     12.250%                 08/01/15   $     664     $    748
     11.500%                 01/01/01           1            1
     10.500%                 11/01/02          31           33
     10.000%      06/01/05 - 09/01/16         222          239
      9.750%      11/01/08 - 04/01/09         362          386
      9.250%      08/01/13 - 11/01/19         170          177
      9.000%      09/01/01 - 09/01/20       1,926        2,013
      8.750%      06/01/16 - 07/01/17         495          519
      8.500%      03/01/06 - 01/01/22       1,807        1,885
      8.000%      09/01/03 - 03/01/22       1,700        1,768
      7.500%      05/15/22 - 08/01/30       5,299        5,334
      7.000%                 10/01/30      11,904       11,800
                                                      --------
                                                        24,903
                                                      --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 27.1%
     14.000%                 11/01/12         154          174
     12.500%                 05/01/15         581          668
     11.250%      06/01/13 - 12/01/15          57           63
     10.500%      02/01/01 - 05/01/04          56           60
     10.000%                 06/01/21          77           83
      9.500%                 09/01/11         445          469
      9.000%      06/01/09 - 10/01/19         364          378
      8.500%      11/01/21 - 09/01/23         474          491
      8.000%      12/01/17 - 03/01/23       6,795        6,971
      7.500%      05/25/21 - 11/01/22       3,574        3,626
      6.500%      02/01/28 - 07/01/29       5,764        5,621
      6.000%      05/25/14 - 02/01/29      25,431       23,979
                                                      --------
                                                        42,583
                                                      --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-- 32.8%
     17.000%                 11/15/11          87          103
     16.000%      11/15/11 - 12/15/11           5            6
     15.000%      06/15/11 - 01/15/13       2,996        3,525
     14.500%      09/15/12 - 08/15/14          26           30
     14.000%      05/15/11 - 02/15/15       1,371        1,607
     13.500%      05/15/10 - 06/20/15       1,536        1,788
     13.000%      11/15/10 - 06/20/15       1,517        1,739
     12.750%      09/20/13 - 12/20/14         180          205
     12.500%      04/15/10 - 01/20/16       3,267        3,709
     12.000%      08/15/12 - 05/15/18       1,708        1,934
     11.500%      06/20/04 - 12/15/15         437          485
     11.000%      12/15/00 - 03/20/01           1            1
     10.500%      02/20/01 - 09/15/04         117          123
      9.250%      05/15/16 - 05/15/21       1,051        1,096
      9.000%      10/15/04 - 12/15/22       3,422        3,560
      8.750%      08/15/08 - 06/15/17         421          439
      8.500%      03/20/17 - 09/15/24         454          468
      8.250%      01/15/05 - 06/15/16         807          835
      8.000%      04/15/17 - 05/20/24       1,648        1,699
      7.500%      05/15/22 - 12/15/29       2,392        2,427


                            ----------------------------------
                                        NUMBER OF      VALUE
                            MATURITY  SHARES/PAR (000) (000)
                            ----------------------------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- CONTINUED
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION -- CONTINUED
      7.000%      10/15/22 - 03/15/29   $   6,043     $  6,041
      6.500%                 03/15/29       2,915        2,847
      6.000%      11/15/28 - 07/20/29      17,738       16,901
                                                      --------
                                                        51,568
                                                      --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $119,373)                                     119,054
                                                      --------

ASSET BACKED SECURITIES-- 2.3%
  Amresco Residential Mortgage,
    Series 1997-1, Cl B1A (A)
      7.420%                 03/25/27         734          716
  City Fed Mortgage Trust, Series 1, Cl D
     10.000%                 01/01/18          62           63
  Security Mortgage Acceptance,
    Series B, Cl 4
      9.000%                 12/01/16       2,265        2,343
  Structured Mortgage Asset Residential
    Trust, Series 1992-2, Cl  I
      8.250%                 06/25/19         540          570
                                                      --------
TOTAL ASSET BACKED SECURITIES
   (Cost $3,783)                                         3,692
                                                      --------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.4%
  Credit Suisse First Boston Mortgage
    Securities, Series 1997-C1, Cl A1C
      7.240%                 04/20/07       2,200        2,247
  MDCAsset Investors Trust,
    Series XI, Cl 8
      7.000%                 02/20/19         367          360
  Vendee, Series 2000-1, Cl 1
      6.836%                 01/15/30      17,221       16,864
                                                      --------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $18,734)                                       19,471
                                                      --------

CASH EQUIVALENT -- 3.0%
  Goldman Sachs Financial Square
    Government Money Market Fund        4,719,420        4,719
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $4,719)                                         4,719
                                                      --------
TOTAL INVESTMENTS -- 93.4%
   (Cost $146,609)                                     146,936
                                                      ========
OTHER ASSETS AND LIABILITIES,
   NET-- 6.6%                                           10,449
                                                      --------
TOTAL NET ASSETS-- 100.0%                             $157,385
                                                      ========
------------------------------------------------
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE EFFECTIVE ON NOVEMBER 30, 2000.
CL -- CLASS


                             See Accompanying Notes
                                       85

SCHEDULE OF INVESTMENTS
ARMADA MICHIGAN MUNICIPAL BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- 96.2%
MICHIGAN -- 86.1%
  Anchor Bay, School District (GO) Series II
      6.125%                 05/01/11    $    350     $    387
  Brighton, Area School District
    (GO) (AMBAC) (A) Series II
      0.000%                 05/01/11       2,000        1,180
  Byron Center, Public School (GO) (MBIA)
      8.250%                 05/01/08       1,380        1,685
      8.250%                 05/01/09       1,380        1,713
  Chippewa Valley, School District (GO)
      7.800%                 05/01/01       2,375        2,407
  Clarkeston State, Community Schools
    (GO) (FGIC)
      6.250%                 05/01/05       1,000        1,069
  Clinton Township, Building Authority
    (RB) (AMBAC)
      4.800%                 11/01/13       1,150        1,128
  Detroit, Distributable State Aid
    (GO) (AMBAC)
      5.250%                 05/01/08       2,000        2,070
  Detroit, Downtown Development
    Authority (GO) (AMBAC) Series A
      6.250%                 07/15/11       1,600        1,788
  Detroit, Sewer Disposal System
    (RB) (MBIA) Series A
      6.000%                 07/01/07       2,500        2,694
  Detroit, Sewer Disposal System
    (RB) (MBIA) Series B
      6.000%                 07/01/09       1,000        1,091
      6.000%                 07/01/10       1,380        1,506
  Detroit, Water Supply System
    (RB) (FGIC)
      6.500%                 07/01/15       1,000        1,137
  Detroit, Water Supply System
    (RB) (MBIA) Series A
      6.000%                 07/01/13       1,000        1,089
  Detroit, Water Supply System
    (RB) (MBIA) Series B
      5.550%                 07/01/12       2,000        2,120
  Ecorse, Public School District (GO) (FGIC)
      6.500%                 05/01/07       1,350        1,492
  Flint (GO) (MBIA)
      6.000%                 11/01/04       1,110        1,170
  Forest Hills, Public Schools (GO)
      5.000%                 05/01/12       1,000        1,001
  Goodrich, Area School District
    (GO) (FSA) Series A
      5.750%                 05/01/12       1,020        1,095
  Goodrich, Area School District,
    Prerefunded 05/01/05 @ 102
    (GO) (AMBAC)
      7.650%                 05/01/05       1,125        1,281
  Grand Haven, Area Public
    Schools (GO) (MBIA)
      7.000%                 05/01/07       1,235        1,396

                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Grand Ledge, Public School
    District (GO) (MBIA)
      5.450%                 05/01/11      $1,250     $  1,316
  Grand Rapids, Building Facilities
    Authority (RB)
      5.000%                 04/01/15       1,570        1,546
  Grand Rapids, Sanitation & Sewer
    Systems (RB) (FGIC) Series A
      5.375%                 01/01/16       1,535        1,562
  Greater Detroit, Resource Recovery
    Authority (RB) (AMBAC) Series B
      6.250%                 12/13/08       1,500        1,644
  Hartland, School District (GO) (FGIC)
      6.000%                 05/01/12       1,325        1,443
  Holt, Public Schools (GO)
      8.750%                 05/01/01         600          610
  Holt, Public Schools (GO) Series A
      5.625%                 05/01/15       1,275        1,316
  Huron Valley, School District
    (GO) (FGIC)
      5.750%                 05/01/06       1,000        1,057
  Jenison, Public Schools (GO) (FGIC)
      5.250%                 05/01/12       1,000        1,030
  Kalamazoo (GO)
      6.200%                 10/01/06       1,650        1,720
  Kalamazoo, Hospital Finance Authority,
    Borgess Medical Center
    (RB) (ETM) (FGIC) Series A
      6.125%                 07/01/07       2,000        2,077
  Kalamazoo, Hospital Finance
    Authority, Bronson Methodist
    (RB) (ETM) Series A
      5.875%                 05/15/03       1,440        1,485
  Kalamazoo, Public Library
    (GO) (MBIA)
      5.200%                 05/01/11       1,000        1,031
  Kent, Hospital Finance Authority,
    Butterworth Hospital Project
    (RB) Series A
      7.250%                 01/15/13       5,000        5,775
  Kentwood, Public School System (GO)
      5.900%                 05/01/04         500          519
  Kentwood, Public School System,
    Prerefunded 05/01/02 @ 102 (GO)
      5.900%                 05/01/02         500          519
  Lake Orion, Community School District,
    Prerefunded 05/01/05 @ 101
    (GO) (AMBAC)
      7.000%                 05/01/05       2,000        2,210
  Lansing (GO)
      6.000%                 01/01/07       1,335        1,428
  Lansing, Building Authority
    (GO) (ETM) (AMBAC)
      6.000%                 06/01/04       1,000        1,021


                             See Accompanying Notes
                                       86

                                                         SCHEDULE OF INVESTMENTS
                                             ARMADA MICHIGAN MUNICIPAL BOND FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Lansing, School District,
    Prerefunded 05/01/05 @ 100
    (GO) Series III
      6.875%                 05/01/05      $2,000     $  2,185
  Lansing, Tax Increment Finance
    Authority (GO) (ETM)
      6.000%                 10/01/02       1,000        1,027
  Livonia, Public School District
    (GO) Series I
      6.350%                 05/01/04       1,000        1,043
  Michigan State, Building Facilities
    Authority (RB)
      6.400%                 10/01/04       1,000        1,035
  Michigan State, Building Facilities
    Authority (RB) Series II
      5.000%                 10/15/14       1,000          984
  Michigan State, Environmental
    Protection Program (GO)
      6.250%                 11/01/12       3,250        3,644
  Michigan State, Environmental
    Protection Program,
    Prerefunded 11/01/02 @ 102 (GO)
      6.250%                 11/01/02       1,000        1,053
  Michigan State, Hospital Finance
    Authority, Genesys Health Systems,
    Prerefunded 10/01/05 @ 102
    (RB) Series A
      8.100%                 10/01/05       3,500        4,064
  Michigan State, Hospital Finance
    Authority, Harper-Grace Hospitals
    (RB) (ETM)
      7.125%                 05/01/09       1,060        1,174
  Michigan State, Hospital Finance
    Authority, Henry Ford Health
    System (RB) (AMBAC)
      6.000%                 09/01/11         500          544
  Michigan State, Hospital Finance
    Authority, Henry Ford Heath
    System (RB) (AMBAC)
      6.000%                 09/01/12       2,000        2,173
  Michigan State, Housing Development
    Authority (RB) (AMT)
    (AMBAC) Series A
      5.750%                 10/01/04       1,525        1,576
  Michigan State, Housing Development
    Authority (RB) Series A
      6.450%                 06/01/04       1,000        1,038
  Michigan State, Housing Development
    Authority, Parkway Meadows
    Project (RB) (FSA)
      6.625%                 10/15/06       1,000        1,055
  Michigan State, Municipal Bond
    Authority (RB) (AMBAC)
      6.200%                 05/01/04       1,000        1,055


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Michigan State, South Central Power
    Agency System (RB) (MBIA)
      5.800%                 11/01/05      $2,000     $  2,108
      5.700%                 11/01/04       1,055        1,101
  Michigan State, Strategic Fund Limited
    Obligation, Consumers Power
    Project (RB)
      5.800%                 06/15/10       1,000        1,043
  Michigan State, Strategic Fund Limited
    Obligation, Detroit Edison
    Project (RB) (FGIC)
      6.950%                 05/01/11       2,000        2,338
  Michigan State, Strategic Fund Limited
    Obligation, Detroit Edison Project
    (RB) (MBIA)
      7.000%                 07/15/08       3,000        3,435
  Michigan State, Strategic Fund Limited
    Obligation, Detroit Edison Project
    (RB) (A) (B)
      4.250%                 09/01/30       2,000        2,000
  Michigan State, Strategic Fund Limited
    Obligation, Ford Motor Project
    (RB) Series A
      7.100%                 02/01/06       5,950        6,552
  Michigan State, Strategic Fund Limited
    Obligation, Pollution Control
    General Motors Project (RB)
      6.200%                 09/01/20       1,000        1,034
  Michigan State, Underground Storage
    Tank (RB) (AMBAC) Series I
      6.000%                 05/01/05       1,000        1,058
  Mona Shores, School District
    (GO) (FGIC)
      6.750%                 05/01/09       2,075        2,371
  Oakland County, Community College
    Improvements Project (RB)
      6.650%                 05/01/11       1,000        1,049
  Oakland County, Economic
    Development Authority, Cranbrook
    Elderly Community Project (RB)
      5.000%                 11/01/17       5,000        4,794
  Oakland County, Economic Development
    Authority, Cranbrook Elderly
    Community Project,
    Prerefunded 11/01/04 @ 100
    (RB) Series B
      6.375%                 11/01/04       1,000        1,065
  Paw Paw, Public School District
    (GO) (FGIC)
      6.500%                 05/01/09       1,000        1,125
  Plymouth-Canton, Community School
    District, Prerefunded 05/01/01 @ 101
    (GO) Series B
      6.500%                 05/01/01       1,000        1,018


                             See Accompanying Notes
                                       87

SCHEDULE OF INVESTMENTS
ARMADA MICHIGAN MUNICIPAL BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)

                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Rochester, Community School
    District Authority,
    Prerefunded 05/01/02 @ 100 (GO)
      6.500%                 05/01/02      $1,000     $  1,029
  Rochester, Community School District,
    Prerefunded 05/01/02 @ 100 (GO)
      6.300%                 05/01/02       2,000        2,053
  Rockford, Public School District (GO)
      5.750%                 05/01/07       1,135        1,173
  Rockford, Public School District
    (GO) (FGIC)
      6.000%                 05/01/07         400          431
  Southgate, Community School
    District (GO) (FGIC)
      5.750%                 05/01/11       1,665        1,775
  St. Johns, Public Schools (GO) (FGIC)
      5.000%                 05/01/21       1,130        1,081
  Traverse City, Area Public Schools,
    Prerefunded 05/01/01 @ 101.50
    (GO) Series II
      7.000%                 05/01/01       1,000        1,025
  University of Michigan,
    Prerefunded 12/01/00 @ 102 (RB)
      7.000%                 12/01/00       2,000        2,040
  University of Michigan,
    Student Fee (RB) Series A
      6.000%                 04/01/05         500          529
      6.000%                 04/01/06       1,315        1,405
  Utica, Community Schools (GO)
      5.600%                 05/01/05       1,975        2,056
  Van Buren County (GO) (AMBAC)
      5.000%                 05/01/16         500          486
  Wayne Charter County, Wayne
    County Airport Project
    (RB) (AMT) (AMBAC) Series A
      7.250%                 12/01/10         285          294
  Wayne County, Building Authority
    Capital Improvements
    (RB) (MBIA) Series A
      6.000%                 06/01/07       2,000        2,158
  Western Michigan University
    (GO) (FGIC) Series A
      5.400%                 07/15/08       1,500        1,545
  Western, School District (GO) (MBIA)
      5.900%                 05/01/10       1,680        1,829
  Wyandotte, City School District,
    Prerefunded 05/01/01 @ 102 (GO)
      6.900%                 05/01/01       1,000        1,030
  Wyandotte, Electric Authority
    (RB) (MBIA) (A)
      6.250%                 10/01/08       3,000        3,240
  Ypsilanti, School District (GO) (FGIC)
      6.500%                 05/01/06       1,175        1,284
                                                      --------
                                                       142,012
                                                      --------

SCHEDULE OF INVESTMENTS
ARMADA MICHIGAN MUNICIPAL BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)

                            ----------------------------------
                                         NUMBER OF      VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
PUERTO RICO -- 9.4%
  Commonwealth of Puerto Rico
    (GO) (MBIA)
      6.250%                 07/01/09      $4,000     $  4,525
      6.250%                 07/01/10       2,000        2,275
      6.250%                 07/01/12         500          571
  Commonwealth of Puerto Rico,
    Aqueduct & Sewer Authority
    (RB) (MBIA)
      6.000%                 07/01/07       1,000        1,098
  Commonwealth of Puerto Rico,
    Electric Power Authority
    (RB) (MBIA) Series W
      6.500%                 07/01/05       1,250        1,369
  Commonwealth of Puerto Rico,
    Public Buildings Authority
    (RB) (FSA) Series L
      5.500%                 07/01/07       4,000        4,265
  Commonwealth of Puerto Rico,
    Public Finance,
    Commonwealth Appropriation
    (RB) (AMBAC) Series A
      5.375%                 06/01/10         250          267
  University of Puerto Rico
    (RB) (MBIA) Series N
      6.250%                 06/01/07       1,000        1,108
                                                      --------
                                                        15,478
                                                      --------
VIRGIN ISLANDS -- 0.7%
  Virgin Islands, Public Finance Authority
    (RB) (ETM) Series A
      7.000%                 10/01/04       1,050        1,110
                                                      --------
TOTAL MUNICIPAL BONDS
   (Cost $152,643)                                     158,600
                                                      --------

CASH EQUIVALENT -- 2.9%
  Federated Michigan Tax-Free
    Money Market Fund                   4,807,021        4,807
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $4,807)                                         4,807
                                                      --------
TOTAL INVESTMENTS -- 99.1%
   (Cost $157,450)                                     163,407
                                                      ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.9%                                           1,445
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $164,852
                                                      ========
------------------------------------------------
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2000.
(B) SECURITIES ARE BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARNATY INSURANCE COMPANY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND


                             See Accompanying Notes
                                       88

                                                         SCHEDULE OF INVESTMENTS
                                            ARMADA NATIONAL TAX EXEMPT BOND FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- 99.5%
ALASKA -- 0.8%
  Alaska State, Housing Finance Agency
    (RB) (MBIA) Series A
      5.050%                 12/01/03    $     65     $     66
      4.950%                 06/01/02          65           65
  Anchorage (GO) (MBIA)
      5.000%                 07/01/14       1,100        1,081
                                                      --------
                                                         1,212
                                                      --------
ARIZONA -- 2.2%
  Maricopa County, Industrial Development
    Authority, Madera Pointe Apartments
    Project (RB) (FSA) Series A
      5.300%                 06/01/06       1,000        1,026
  Maricopa County, School District No.4,
    Mesa University (GO)
      4.000%                 07/01/10       1,765        1,652
  Phoenix (GO) Series A
      4.500%                 07/01/13       1,000          932
                                                      --------
                                                         3,610
                                                      --------
ARKANSAS -- 0.3%
  Arkansas State, Industrial Development
    Authority, Correction Facility
    Finance Project (RB) (MBIA)
      4.800%                 11/15/06         200          201
  Pulaski County, Health Facilities Board,
    Catholic Health Initiatives
    Project (RB) Series A
      4.150%                 12/01/00         250          250
                                                      --------
                                                           451
                                                      --------
CALIFORNIA-- 0.8%
  California State (GO)
      4.500%                 10/01/19       1,500        1,337
                                                      --------
COLORADO -- 0.6%
  Colorado, Water Resource Power
    Development Authority
    (RB) Series A
      6.300%                 09/01/14       1,000        1,045
                                                      --------
CONNECTICUT-- 2.9%
  Connecticut State (GO) Series B
      5.500%                 03/15/11       1,000        1,057
  Connecticut State, Clean Water Fund (RB)
      6.375%                 06/01/05       1,770        1,912
  Connecticut State, Transportation
    Infrastructure (RB)
      5.375%                 09/01/08       1,700        1,774
                                                      --------
                                                         4,743
                                                      --------
DELAWARE -- 1.4%
  Delaware State, Transportation &
    Turnpike Authority, (RB) (ETM)
      7.800%                 07/01/04         830          879
  Delaware State, Transportation
    System Authority, (RB) (AMBAC)
      6.000%                 07/01/06       1,250        1,334
                                                      --------
                                                         2,213
                                                      --------


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
FLORIDA -- 6.1%
  Dade County, School District
    (GO) (MBIA)
      6.500%                 02/15/06      $1,630     $  1,771
  Florida State, Board of Education
    (GO) (ETM)
      9.125%                 06/01/14         135          182
  Florida State, Board of Higher
    Education (GO) (ETM) Series G
      6.900%                 05/01/03       2,000        2,112
  Florida State, Department of
    Transportation, Right of Way
    Project (GO)
      6.000%                 07/01/07       1,000        1,079
  Gulf Breeze, Capital Funding
    (RB) (MBIA) (B) Series B
      5.300%                 12/01/17       1,000          955
  Jacksonville, Excise Taxes Project
    (RB) (AMBAC)
      6.500%                 10/01/08       2,600        2,743
  Tampa, Sports Authority, Stadium
    Project (RB) (MBIA)
      6.000%                 01/01/06       1,000        1,065
                                                      --------
                                                         9,907
                                                      --------
GEORGIA -- 4.9%
  Fayette County, School District
    (GO) (ETM)
      6.250%                 03/01/04       1,200        1,263
  Fulton County, Housing Authority,
    Single-Family Housing Mortgage
    Project (RB) (AMT) (GNMA) Series A
      5.300%                 03/01/05          30           31
      5.100%                 03/01/03          30           30
  Georgia, Municipal Electric Authority,
    Prerefunded 02/15/10 @ 100
    (RB) (MBIA) (IBC) Series X
      6.500%                 02/15/10       2,000        2,262
  Georgia State (GO) Series B
      6.650%                 03/01/09       1,000        1,134
  Georgia State (GO) Series C
      6.600%                 04/01/05       2,000        2,162
      6.250%                 08/01/06       1,000        1,085
                                                      --------
                                                         7,967
                                                      --------
GUAM -- 0.9%
  Guam Government, Limited Highway
    Obligation Project (RB) (FSA) Series A
      5.900%                 05/01/02       1,505        1,537
                                                      --------
IDAHO -- 1.1%
  Canyon County, School District
    (GO) (MBIA)
      8.125%                 07/30/03       1,560        1,704
                                                      --------
ILLINOIS -- 3.3%
  Chicago, Emergency Telephone
    Systems (GO) (FGIC)
      5.250%                 01/01/20       2,000        1,945

                             See Accompanying Notes
                                       89

SCHEDULE OF INVESTMENTS
ARMADA NATIONAL TAX EXEMPT BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- CONTINUED
  Illinois State, Educational Facilities
    Authority, Robert Morris College
    Project (RB) (MBIA)
      4.700%                 06/01/04    $    200     $    201
  Illinois State, Highway Toll Authority
    (RB) (FSA) Series A
      5.500%                 01/01/13       1,000        1,037
  Illinois State, Sales Tax Program
    (RB) Series Q
      6.000%                 06/15/12       1,000        1,090
  Lake County, Community School District
    No. 50 (GO) (FGIC) Series A
      6.000%                 12/01/20       1,000        1,027
                                                      --------
                                                         5,300
                                                      --------
INDIANA -- 3.8%
  East Chicago, Elementary School Building,
    First Mortgage (RB) (A)
      6.250%                 01/05/16       1,750        1,881
  Fort Wayne, South Side School Building,
    First Mortgage (RB) (FSA)
      4.750%                 07/15/11         500          492
  Hamilton, School Building, First
    Mortgage (RB) (A)
      4.400%                 07/15/01         100          100
  Hamilton, Southeastern Consolidated
    School Building, First
    Mortgage (RB) (A)
      4.550%                 07/05/04         300          299
      4.500%                 07/05/03         365          365

  Hammond, Multi-School Building,
    First Mortgage (RB) (A)
    (ETM) Series B
      6.000%                 01/15/18       1,000        1,069
  IPS School Building, First Mortgage,
    Prerefunded 07/15/04 @102 (RB)
      6.150%                 07/15/04       1,200        1,285
  Steuben County, School Building,
    First Mortgage (RB)
      4.250%                 03/01/02         245          243
  Vinton-Tecumseh, School Building,
    First Mortgage (RB) (A)
      4.350%                 01/05/04         495          488
                                                      --------
                                                         6,222
                                                      --------
KANSAS -- 0.7%
  Kansas State, Department of Highway
    Transportation (RB)
      7.250%                 03/01/04       1,000        1,084
                                                      --------
KENTUCKY -- 2.1%
  Kentucky State, Turnpike Authority,
    Economic Revitalization Projects
    (RB) (AMBAC)
      6.500%                 07/01/07       3,000        3,326
                                                      --------
MARYLAND -- 1.9%
  Montgomery County, Consolidated
    Public Improvement Projects
    (GO) Series A
      5.700%                 07/01/05       1,000        1,051


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
MARYLAND -- CONTINUED
  Prince Georges County, Consolidated
    Public Improvements Projects
    (GO) (MBIA) Series A
      6.000%                 03/15/06      $1,000     $  1,071
  Washington County, Suburban Water
    Supply Distribution,
    Prerefunded 11/01/01 @ 102 (RB)
      6.500%                 11/01/01       1,000        1,039
                                                      --------
                                                         3,161
                                                      --------
MASSACHUSETTS -- 6.1%
  Boston (GO) (MBIA) Series C
      4.250%                 11/01/18       5,290        4,563
  Massachusetts Bay, Transportation
    Authority, General Transportation
    Systems Project (RB) (A) Series A
      5.800%                 03/01/11       1,000        1,079
      5.750%                 03/01/18         655          672
  Massachusetts Bay, Transportation
    Authority, General Transportation
    Systems Project,
    Prerefunded 03/01/05 @ 102
    (RB) (A) Series A
      5.750%                 03/01/05       2,385        2,540
  Massachusetts State (GO)
    (FGIC) Series A
      5.750%                 08/01/08       1,000        1,070
                                                      --------
                                                         9,924
                                                      --------
MICHIGAN -- 6.6%
  Detroit, Local Development Finance
    Authority (TA) Series A
      5.500%                 05/01/03       1,065        1,081
  Grand Rapids, Community College,
    Prerefunded 05/01/03 @ 102
    (GO) (MBIA)
      5.900%                 05/01/03       2,000        2,092
  Michigan, Municipal Bond
    Authority (RB)
      6.000%                 10/01/07       2,000        2,160
  Michigan State, Limited Obligation
    Strategic Fund, Consumers Power
    Company Project (RB) (A) Series B
      5.800%                 06/15/10       2,000        2,085
  Michigan State, Underground Storage
    Tank (RB) (AMBAC) Series I
      6.000%                 05/01/04       2,000        2,097
  Tecumseh, Public Schools (GO)
      5.450%                 05/01/18       1,165        1,172
                                                      --------
                                                        10,687
                                                      --------
MINNESOTA -- 1.5%
  Minnesota State (GO)
      6.000%                 05/01/06       1,000        1,071
  Minnesota State, Residential Housing
    Finance Agency (RB) (A)
      4.750%                 07/01/01         200          200

                             See Accompanying Notes
                                       90

                                                         SCHEDULE OF INVESTMENTS
                                            ARMADA NATIONAL TAX EXEMPT BOND FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
MINNESOTA -- CONTINUED
  North St. Paul, Maplewood Independent
    School District No. 622,
    Prerefunded 02/01/05 @ 100
    (GO) (MBIA) Series A
      6.875%                 02/01/05      $1,000     $  1,088
                                                      --------
                                                         2,359
                                                      --------
MISSOURI -- 3.0%
  Kansas City, Street Light Project
    (GO) Series B
      6.000%                 02/01/04       1,535        1,602
  Missouri State, Environmental
    Improvement Authority, Revolving
    Fund Program (RB) Series A
      7.000%                 10/01/10         495          509
      6.000%                 01/01/07       1,545        1,663
  Missouri State, Fourth State Building
    (GO) Series A
      6.000%                 04/01/02       1,000        1,021
                                                      --------
                                                         4,795
                                                      --------
NEBRASKA-- 0.5%
  American Public Energy Agency,
    Nebraska Gas Supply
    (RB) (AMBAC) Series C
      4.200%                 09/01/10       1,000          881
                                                      --------
NEVADA-- 2.0%
  Henderson (GO) (MBIA) Series A
      6.500%                 06/01/07       1,000        1,104
  Nevada State (GO) Series A-1
      6.000%                 05/15/09       1,000        1,085
  Nevada State, Municipal Bond Bank
    Project No. 38-39 (GO) (ETM) Series A
      6.300%                 07/01/04       1,000        1,038
                                                      --------
                                                         3,227
                                                      --------
NEW JERSEY -- 1.3%
  New Jersey State, Transportation Trust
    Fund (RB) (AMBAC) Series B
      6.000%                 06/15/05       2,000        2,123
                                                      --------
NEW MEXICO -- 1.3%
  Albuquerque, Joint Water & Sewer
    Systems Project (RB)
      6.000%                 07/01/05       1,000        1,061
      6.000%                 07/01/07       1,000        1,079
                                                      --------
                                                         2,140
                                                      --------
NEW YORK-- 5.0%
  Buffalo, Sewer Authority (RB)
    (FGIC) Series F
      6.000%                 07/01/13       1,300        1,428
  New York City, (GO) (ETM) (AMBAC)
    Series K
      8.000%                 04/01/03         995        1,073
  New York City, (GO) (AMBAC) Series K
      8.000%                 04/01/03       1,005        1,083
  New York City, Municipal Assistance
    Authority (RB) (A) Series J
      6.000%                 07/01/04       1,000        1,049


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------


MUNICIPAL BONDS -- CONTINUED
NEW YORK -- CONTINUED
  New York State, General &
    Revenue Power Authority,
    Prerefunded 01/01/10 @ 100 (RB)
      7.000%                 01/01/10      $1,000     $  1,171
  Orange County (GO)
      5.000%                 07/15/11       2,225        2,253
                                                      --------
                                                         8,057
                                                      --------
OHIO -- 12.8%
  Butler County, Sewer Systems
    (RB) (AMBAC)
      4.600%                 12/01/10       1,000          988
  Butler County, Transportation
    Improvement (RB) (FSA) Series A
      6.000%                 04/01/10       1,000        1,089
      5.500%                 04/01/09       1,150        1,215
  Cleveland, City School District (GO) (ETM)
      8.000%                 12/01/01         550          569
  Cleveland Heights (GO) Series B
      5.400%                 12/01/00         900          900
  Cleveland, Water Works, First Mortgage
    (RB) (MBIA) Series G
      5.500%                 01/01/09       1,000        1,055
  Cleveland, Capital Appreciation,
    Cleveland Stadium Project
    (RB) (AMBAC) (C) Series A
      0.000%                 12/01/12         820          428
      0.000%                 12/01/15         820          357
  Cleveland, Capital Appreciation,
    Cleveland Stadium Project
    (RB) (MBIA) (C) Series B
      0.000%                 12/01/16         815          334
  Cleveland, Public Power Systems,
    First Mortgage (RB) (MBIA) Series 1
      6.000%                 11/15/10         995        1,093
  Delaware County, Capital Facilities (GO)
      6.000%                 12/01/12         545          597
  Hamilton County, Sewer Systems
    (RB) Series A
      6.200%                 12/01/00       1,000        1,000
  Hamilton County, Hospital Facilities
    Authority, Children's Hospital
    Medical Center (RB) (MBIA) Series G
      5.375%                 05/15/13       1,100        1,122
  Hudson Local School District
    (GO) (FGIC) (C)
      0.000%                 12/15/10       1,000          608
  Massillon, City School District
    (GO) (AMBAC)
      6.950%                 12/01/03         300          306
  Ohio State, Housing Finance Agency
    (RB) (AMT) (GNMA)
      5.350%                 09/01/04         190          194
  Ohio State, Housing Finance Agency,
    Single-Family Housing Mortgage,
    Prerefunded 01/15/13 @ 81.88
    (RB) (FGIC) (C)
      0.000%                 01/15/13       1,920          838

                             See Accompanying Notes
                                       91

SCHEDULE OF INVESTMENTS
ARMADA NATIONAL TAX EXEMPT BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State, Turnpike Commission
    (RB) (FGIC) Series A
      5.500%                 02/15/17      $1,500     $  1,562
      5.500%                 02/15/18       1,000        1,039
  Ohio State, Water Development
    Authority, Water Pollution
    Control Loan Fund
    Project (RB) (MBIA)
      5.625%                 06/01/06       2,000        2,105
      5.000%                 06/01/09       1,000        1,023
  Twin City, Water & Sewer Distribution,
    Ohio Water Source Project (RB)
      5.700%                 10/01/01       2,300        2,316
                                                      --------
                                                        20,738
                                                      --------
OREGON -- 0.8%
  Washington County, School District
    No. 48j Beaverton (GO) Series C
      7.800%                 06/01/04       1,220        1,345
                                                      --------
PENNSYLVANIA-- 2.7%
  Allentown (GO) (MBIA)
      4.800%                 07/15/15         500          475
  Pennsylvania State, Higher
    Education Assistance Authority
    (RB) (FGIC) Series A
      6.800%                 12/01/00         685          685
  Pennsylvania State, Higher Educational
    Facility Authority, Philadelphia
    College Osteopathic Medicine
    Project (RB)
      4.450%                 12/01/01         100          100
  Pittsburgh, School District (GO)
    (AMBAC) Series A
      5.500%                 09/01/12       3,050        3,134
                                                      --------
                                                         4,394
                                                      --------
PUERTO RICO -- 0.7%
  University of Puerto Rico
    (RB) (MBIA) Series N
      6.250%                 06/01/07       1,000        1,108
                                                      --------
SOUTH CAROLINA -- 1.9%
  Charleston County, Public
    Improvement (GO)
      6.000%                 09/01/09       1,000        1,091
  South Carolina, Public Service Authority
    (RB) (FGIC) Series B
      5.875%                 01/01/23       2,000        2,043
                                                      --------
                                                         3,134
                                                      --------
TENNESSEE -- 4.4%
  Memphis (GO)
      6.000%                 11/01/03       1,290        1,345
  Nashville & Davidson County,
    Metropolitan Government (GO)
      6.000%                 12/01/10       1,500        1,650
  Shelby County (GO) Series B
      5.200%                 12/01/09       2,000        2,058
  Tennessee State (GO) Series B
      6.000%                 05/01/05       2,000        2,120
                                                      --------
                                                         7,173
                                                      --------

                            ----------------------------------
                                        NUMBER OF       VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                            ----------------------------------


MUNICIPAL BONDS -- CONTINUED
TEXAS -- 7.5%
  Conroe, Independent School District
    (GO) (A)
      5.500%                 02/15/15      $2,500     $  2,547
  Dallas County, Utiliy & Reclamation
    Distribution (GO) (MBIA)
      5.000%                 02/15/09         600          603
  Dallas, Prerefunded 2/15/03 @ 100 (GO)
      6.125%                 02/15/03       1,000        1,034
  Harris County (GO)
      6.500%                 08/15/15       3,540        3,695
  Plano, Independent School
    District (GO) (A)
      6.000%                 02/15/06       1,000        1,065
      5.900%                 02/15/10       1,000        1,043
  Robinson, Independent School
    District (GO) (A)
      5.750%                 08/15/12         575          607
  United, Independent School
    District (GO) (A)
      5.375%                 08/15/16       1,585        1,595
                                                      --------
                                                        12,189
                                                      --------
UTAH -- 1.4%
  Intermountain Power Agency
    (RB) (FSA) Series E
      6.250%                 07/01/09       2,000        2,203
                                                      --------
VERMONT -- 2.2%
  Burlington Electric (RB) (MBIA)
      6.000%                 07/01/07       1,355        1,458
  Vermont, Municipal Bond Bank
    Project (RB (AMBAC) Series 2
      5.500%                 12/01/10       2,000        2,090
                                                      --------
                                                         3,548
                                                      --------
WASHINGTON -- 0.6%
  King County (GO)
      6.100%                 12/01/01       1,000        1,000
                                                      --------
WISCONSIN -- 3.4%
  Cottage Grove (GO) (FSA)
      4.700%                 08/01/07         260          260
  Milwaukee (GO)
      6.000%                 02/01/07       2,000        2,145
  Waupaca County (BAN)
      5.000%                 09/01/04       1,000        1,006
  Wisconsin,
    Prerefunded 05/01/02 @ 100
    (GO) Series A
      6.300%                 05/01/02       2,000        2,053
                                                      --------
                                                         5,464
                                                      --------
TOTAL MUNICIPAL BONDS
   (Cost $157,938)                                     161,308
                                                      --------

CASH EQUIVALENT -- 0.5%
  Federated Tax-Free Money
    Market Fund                           887,546          888
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $888)                                             888
                                                      --------
                             See Accompanying Notes
                                       92

                                                         SCHEDULE OF INVESTMENTS
                                            ARMADA NATIONAL TAX EXEMPT BOND FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                                                     ---------
                                                       VALUE
                                                       (000)
                                                     ---------

TOTAL INVESTMENTS -- 100.0%
   (Cost $158,826)                                    $162,196
                                                      ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.0%                                             (32)
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $162,164
                                                      ========

------------------------------------------------
(A) SECURITY IS BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION.
(B) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2000.
(C) ZERO COUPON BOND.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
BAN -- BOND ANTICIPATION NOTE
EMT -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FSA -- FEDERAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TA -- TAX ALLOCATION


                             See Accompanying Notes
                                       93

SCHEDULE OF INVESTMENTS
ARMADA OHIO TAX EXEMPT BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- 99.9%
OHIO -- 99.7%
  Akron (GO)
      6.000%                 12/01/12      $1,000     $  1,092
  Akron Waterworks (RB) (FGIC)
      5.150%                 03/01/01         500          501
  Akron, Economic Development
    Authority (RB) (MBIA)
      6.000%                 12/01/12         935        1,027
      5.750%                 12/01/09       1,680        1,810
  Akron, Sewer System Authority
    (RB) (MBIA)
      5.650%                 12/01/08         560          594
  Ashland City, School District Authority, Elementary
    Schools Facilities Project
    (COP) (AMBAC)
      5.100%                 12/01/09         245          252
      5.000%                 12/01/08         250          256
      4.950%                 12/01/07         345          353
  Avon Lake, City School District (GO) (FGIC)
      5.750%                 12/01/14       2,165        2,306
  Avon, Local School District (GO) (AMBAC)
      5.800%                 12/01/12       1,000        1,059
  Bay Village, City School District,
    Prerefunded 12/01/00 @ 102 (GO)
      7.350%                 12/01/00         200          204
  Beavercreek, Local School District
    (GO) (FGIC)
      5.250%                 12/01/07       1,130        1,177
  Belefontaine, City School District, School
    Facilities Construction &
    Improvement (GO)
      5.750%                 12/01/18         505          524
  Big Walnut, Local School District
    (GO) (AMBAC) (ETM)
      7.000%                 06/01/01         220          223
  Brown County (GO) (AMBAC)
      5.200%                 12/01/04         455          468
  Butler County, Sewer Systems Authority,
    Prerefunded 12/01/02 @101
    (RB) (AMBAC) Series B
      6.000%                 12/01/02         500          520
  Centerville, Capital Facilities (GO) (MBIA)
      5.650%                 12/01/18         500          511
  Centerville, City School District (GO) (FGIC)
      5.500%                 12/01/07         500          528
  Chesapeake Union, Exempted Village
    School District (GO) (AMBAC)
      6.250%                 12/01/22       1,000        1,072
  Cincinnati (GO)
      5.375%                 12/01/20       2,665        2,665
  Clermont County, Waterworks & Sewer
    District Authority (RB) (AMBAC)
      5.300%                 12/01/05         500          518
  Cleveland (GO) (MBIA)
      4.400%                 10/01/11       1,000          949
  Cleveland, Capital Appreciation,
    Cleveland Stadium Project
    (RB) (AMBAC) (B) Series A
      0.000%                 12/01/09         825          519
      0.000%                 12/01/18         820          297


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Cleveland, Capital Appreciation,
    Cleveland Stadium Project
    (RB) (AMBAC) (B) Series B
      0.000%                 12/01/07    $    810     $    577
      0.000%                 12/01/10         815          481
      0.000%                 12/01/13         815          401
      0.000%                 12/01/19         815          278
  Cleveland, Regional Sewer District
    Authority, Water Resource Project,
    Prerefunded 05/15/04 @ 100 (RB)
      6.750%                 05/15/04         600          643
  Cleveland, Waterworks Authority,
    First Mortgage Project
    (RB) (MBIA) Series H
      6.000%                 01/01/06       2,000        2,127
  Cleveland, Waterworks Authority,
    First Mortgage Project (RB)
    Series F-92, Class A
      5.900%                 01/01/01         500          501
  Cleveland, Waterworks Authority,
    Refunding & Improvement Project
    (RB) (MBIA) Series H
      5.625%                 01/01/13       3,000        3,109
  Columbus (GO)
      5.000%                 06/15/16       1,700        1,658
  Columbus, City School District,
    Prerefunded 12/01/00 @ 102
    (GO) (FGIC) Series A
      7.000%                 12/01/00         100          102
  Columbus, Sewer Improvement (GO)
      5.300%                 05/01/03       1,000        1,021
  Columbus, Sewer Improvement,
    No. 27 (GO) Series E-U
      5.800%                 02/15/01         500          501
  Columbus, Sewer Project (RB)
      6.200%                 06/01/04       1,500        1,566
  Columbus, Water System,
    Prerefunded 11/01/01 @ (RB)
      6.000%                 11/01/01         330          341
  Cuyahoga County (GO)
      5.650%                 05/15/18         500          518
  Cuyahoga County, Correctional Facilities,
    Prerefunded 10/01/01 @ 102 (GO)
      7.000%                 10/01/01         100          104
  Cuyahoga County, Economic
    Development Authority,
    University School Project
    (RB) Series B
      5.300%                 12/01/29       1,000        1,029
  Cuyahoga County, Hospital Facility
    Authority, Cleveland Clinic
    Foundation (RB) Series C
      6.125%                 11/15/04         840          877
      6.000%                 11/15/03         890          921
  Cuyahoga County, Hospital Facility
    Authority, University Hospital
    System Health Project
    (RB) (MBIA) Series A
      5.250%                 01/15/08       2,000        2,060

                             See Accompanying Notes

                                                         SCHEDULE OF INVESTMENTS
                                                ARMADA OHIO TAX EXEMPT BOND FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Cuyahoga County, Hospital Facility
    Authority, University Hospital Systems
    Health Project (RB) Series B
      6.000%                 01/15/03     $   400     $    409
  Delaware County, Capital Facilities (GO)
      6.000%                 12/01/13         575          625
  Forest Hills, Local School District
    (GO) (MBIA)
      6.000%                 12/01/08       1,210        1,322
      6.000%                 12/01/09         830          911
  Franklin County (GO)
      5.500%                 12/01/11         745          767
      5.450%                 12/01/09       1,000        1,035
      5.050%                 12/01/05       2,000        2,050
  Franklin County (GO)
      5.500%                 12/01/13       1,000        1,022
  Franklin County, Hospital Facility
    Authority, Children's Hospital
    (RB) Series A
      6.000%                 11/01/06       1,035        1,085
  Franklin County, Hospital Facility
    Authority, Doctors Ohiohealth
    Project (RB) Series A
      4.750%                 12/01/03       1,810        1,690
  Franklin County,
    Prerefunded 12/01/01 @ 102 (GO)
      6.300%                 12/01/01         250          260
      6.000%                 12/01/01         500          518

  Greene County, Water Works Systems
    (RB) (AMBAC)
      5.300%                 12/01/05         500          518
  Hamilton, City School District
    (GO) (C) Series A
      6.150%                 12/01/13       1,000        1,104
  Hamilton County (GO)
      5.750%                 12/01/01         250          253
  Hamilton County (GO)
      5.125%                 12/01/08       1,000        1,031
      5.100%                 12/01/11       1,025        1,037
      5.000%                 12/01/08         675          683
  Hamilton County, Court House (GO)
      5.500%                 12/01/07         240          253
  Hamilton County, Sewer System
    (RB) Series A
      6.300%                 12/01/01          65           66
  Hamilton County, Sewer Systems
    Improvement (RB) (FGIC) Series A
      5.000%                 12/01/17       1,000          969
  Hamilton County, Sewer Systems,
    Prerefunded 06/01/01 @ 102
    (RB) Series A
      6.300%                 06/01/01          35           36
  Hancock County (GO)
      5.750%                 12/01/16         500          518
  Hilliard, School District (GO) (FGIC)
      6.150%                 12/01/01         625          636
  Hilliard, School District,
    Prerefunded 12/01/01 @ 102 (GO)
      5.900%                 12/01/01       1,000        1,035


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Holmesville Village, Sanitary
    Sewer Authority (RB)
      5.550%                 03/01/02      $1,055     $  1,063
  Kenston, Local School District (GO)
      5.550%                 12/01/03         500          515
  Kent State University, General Receipts,
    Prerefunded 05/01/02 @ 102
    (RB) (AMBAC)
      6.150%                 05/01/02         250          261
  Kettering, Prerefunded 12/01/00 @ 102 (GO)
      7.200%                 12/01/00         480          490
  Lakewood, Prerefunded 12/01/02 @ 102 (GO)
      6.500%                 12/01/02       1,500        1,586
  Lakota, Local School District (GO) (AMBAC)
      5.700%                 12/01/05         250          263
  Lakota, Local School District (GO) (FGIC)
      5.000%                 12/01/12       1,000        1,006
  Lakota, School District,
    Prerefunded 12/01/00 @ 101 (GO)
      7.000%                 12/01/00         200          202
  Licking County (GO) (FGIC)
      7.000%                 12/01/02         100          105
  Lima, City School District, Classroom
    Facilities (GO) (AMBAC)
      5.500%                 12/01/22       1,000        1,004
  Loveland, City School District (GO)
      6.000%                 12/01/00         250          250
  Lucas County, Hospital Facility Authority,
    Mercy Hospital Project (RB) (ETM)
      6.000%                 09/01/04         125          127
  Magnolia, Village Waterworks (RB)
      5.600%                 10/01/01         750          753
  Mahoning Valley, Water Sanitation,
    Prerefunded 05/15/04 @ 102 (RB)
      7.750%                 05/15/04         485          542
  Mansfield, City School District (GO) (C)
      6.250%                 12/01/07       1,000        1,097
      6.250%                 12/01/09       1,000        1,116
  Marysville Village, School District
    (GO) (AMBAC)
      5.100%                 12/01/04         500          512
  Mason, City School District (GO) (FGIC)
      5.200%                 12/01/08         865          888
  Massillion (BAN)
      5.250%                 03/01/02         750          754
  Massillon, City School District,
    Prerefunded 12/01/00 @ 102
    (GO) (AMBAC)
      7.000%                 12/01/00         150          153
  Miami University, General Receipts (RB)
      5.400%                 12/01/05       1,000        1,036
  Middleberg Heights, Hospital Authority,
    Southwest General Health Care Center
    Project (RB) (FSA)
      6.750%                 08/15/06       1,400        1,544
  Middletown (GO) (FGIC)
      5.750%                 12/01/12         650          698
      5.750%                 12/01/13         640          682
  Montgomery County (GO)
      5.500%                 12/01/20       1,515        1,524


                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA OHIO TAX EXEMPT BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Montgomery County, Catholic Health
    Initiatives (RB) Series A
      4.300%                 12/01/02      $1,000   $      990
  Montgomery County, Sisters of Charity
    Health Care, Partially Prerefunded
    05/15/01 @ 102 (RB) (MBIA) Series A
      6.500%                 05/15/01         300          309
  Montgomery County, Solid Waste
    Authority (RB) (MBIA)
      5.350%                 11/01/10         900          933
      5.300%                 11/01/07       1,000        1,043
      5.125%                 11/01/08         500          514
  Montgomery County, Water Authority,
    Greater Moraine, Beavercreek Project
    (RB) (AMBAC)
      5.250%                 11/15/06         500          519
  Newark (GO) (AMBAC)
      5.450%                 12/01/02       1,000        1,021
  North Canton, City School District
    (GO) (AMBAC)
      5.750%                 12/01/06         250          265
      5.250%                 12/01/01         500          504
  North Royalton, City School District
    (GO) (MBIA)
      6.625%                 12/01/06       1,885        2,090
  Northeast, Regional Sewer District
    Authority, Wastewater Improvement
    Project, Prerefunded 11/15/01 @ 101
    (RB) (AMBAC)
      6.500%                 11/15/01         250          258
  Northeast, Regional Sewer District Authority,
    Wastewater Imrovement Project,
    Prerefunded 11/15/01 @ 101
    (RB) (AMBAC)
      6.400%                 11/15/01         250          257
  Oak Hills, Local School District (GO)
      5.650%                 12/01/07         350          372
  Ohio, Capital Housing Authority,
    Housing & Urban Development
    Project (RB) (FHA) Series D
      5.350%                 02/01/09         650          662
  Ohio, Housing Finance Agency, Single-
    Family Mortgage (RB) (C) Series A
      6.375%                 04/01/17          65           66
  Ohio State (GO)
      6.600%                 09/01/03         150          158
      5.200%                 08/01/08       1,000        1,024
  Ohio State University, General Receipts
    (RB) Series A2
      5.400%                 12/01/02       1,500        1,530
      5.150%                 12/01/00         250          250
  Ohio State, Air Quality Development
    Authority, Buckeye Power Project (RB)
      5.250%                 08/01/07         400          402
  Ohio State, Building Facilities Authority,
    Adult Correctional Building Fund
    (RB) (AMBAC) Series A
      6.125%                 10/01/09       1,300        1,380
      6.000%                 04/01/06       1,930        2,058
      5.500%                 04/01/14       1,500        1,543


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State, Building Facilities Authority,
    Highway Safety Building Project
    (RB) (MBIA) Series A
      5.400%                 10/01/02     $   250   $      255
  Ohio State, Building Facilities Authority,
    Juvenile Correctional Building
    Project (RB) Series A
      5.800%                 10/01/02         250          257
  Ohio State, Building Facilities Authority,
    State Arts Building Project (RB) Series A
      5.200%                 10/01/04         500          513
  Ohio State, Department of Administrative
    Services Office Project (COP) (AMBAC)
      5.000%                 12/15/12       1,210        1,215
  Ohio State, Higher Educational Facility
    Authority (RB) (AMBAC) Series II-B
      5.875%                 12/01/01         500          507
  Ohio State, Higher Educational Facility
    Authority (RB) Series II-B
      5.875%                 12/01/04         250          258
  Ohio State, Higher Educational
    Facility Authority, Case Western
    Reserve University Project
    (RB) Series C
      5.000%                 10/01/10         905          923
  Ohio State, Higher Educational Facility
    Commission, Case Western Project
    (RB) Series A
      5.000%                 07/01/18         600          575
  Ohio State, Higher Educational Facility
    Commission, Denison University
    Project (RB)
      5.250%                 11/01/09       1,000        1,031
  Ohio State, Higher Educational Facility
    Commission, Oberlin College
    Project (RB)
      5.250%                 10/01/14       1,045        1,074
  Ohio State, Infrastructure Improvement
    (GO) Series A
      5.750%                 02/01/12       1,000        1,066
  Ohio State, Infrastructure Improvement
    (GO) Series R
      5.150%                 09/01/01         500          503
  Ohio State, National Residential Capital
    Facilities (GO) Series A
      5.400%                 10/01/07       1,370        1,409
  Ohio State,
    Prerefunded 08/01/05 @ 102 (GO)
      6.200%                 08/01/05         860          935
  Ohio State, Public Facilities Commission,
    Higher Education Capital Facilities
    Project (RB) (AMBAC) Series II-A
      5.200%                 05/01/06         500          513
      5.200%                 05/01/07         775          794
  Ohio State, Public Facilities Commission,
    Higher Educational Capital Facilities
    Project (RB) Series II-A
      5.500%                 12/01/00         500          500


                             See Accompanying Notes

                                                         SCHEDULE OF INVESTMENTS
                                                ARMADA OHIO TAX EXEMPT BOND FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State, Public Facilities Commission,
    Mental Health Capital Facilities
    Project (RB) (FSA) Series II-A
      5.000%                 12/01/02      $1,500     $  1,515
  Ohio State, Turnpike Commission
    Authority (RB) (FGIC) Series A
      5.500%                 02/15/17         500          521
  Ohio State, Turnpike Commission
    Authority (RB) (FSA) Series A
      6.000%                 02/15/07       4,100        4,397
  Ohio State, Water & Pollution Control
    Development Authority, State Match
    Loan Funding Project (RB)
      5.900%                 12/01/02         320          330
  Ohio State, Water & Pollution Control
    Development Authority, Water
    Quality Loan Funding Project
    (RB) (MBIA)
      5.000%                 06/01/16       1,340        1,308
  Ohio State, Water Development
    Authority, Fresh Water Project
    (RB) (AMBAC)
      5.400%                 12/01/04         510          527
  Ohio State, Water Development
    Authority, Fresh Water Project
    (RB) (ETM) (AMBAC)
      5.600%                 06/01/07       1,500        1,583
  Ohio State, Water Development
    Authority, Pure Water Project
    (RB) (ETM) (AMBAC) Series I
      7.250%                 12/01/08         500          559
  Ohio State, Water Development
    Authority, Pure Water Project
    (RB) (MBIA)
      5.750%                 12/01/05         500          521
      5.500%                 06/01/01         200          201
      5.500%                 12/01/01       1,000        1,011
  Ohio State, Water Development
    Authority, Safe Water Project
    (RB) (AMBAC)
      6.000%                 12/01/06       1,075        1,154
      6.000%                 06/01/07       1,715        1,846
  Ottawa County (GO) (MBIA)
      5.400%                 09/01/11         500          524
  Parma, City School District (GO)
      5.550%                 12/01/04         200          203
      5.550%                 12/01/05         290          295
      5.550%                 12/01/06         305          311
  Parma, City School District (TAN)
      4.600%                 12/01/03       1,360        1,350
      4.600%                 12/01/04       1,360        1,343
  Perrysburg Village, School District
    (GO) (FSA) Series B
      5.750%                 12/01/12       1,225        1,328
  Portage County (GO) (MBIA)
      5.100%                 12/01/12       2,500        2,534
  Portage County, Correctional
    Facilities Construction (GO)
      6.000%                 12/01/03         915          955


                            ----------------------------------
                                                       VALUE
                            MATURITY    PAR (000)      (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Portage County, Hospital Facility
    Authority, Robinson Memorial
    Hospital Project (RB) (MBIA)
      5.625%                 11/15/07      $1,000  $     1,049
  Richland County (GO) (AMBAC)
      5.200%                 12/01/08         515          533
  Sandusky County, Hospital Facility
    Authority, Memorial Hospital
    Project (RB)
      4.900%                 01/01/05         500          471
  Southwest Licking, Local School
    District (GO) (FGIC)
      5.750%                 12/01/15         550          593
      5.750%                 12/01/16         400          431
  Springfield, Local School District (GO)
      6.100%                 12/01/03         250          261
  Stow, City School District (GO)
      9.125%                 12/01/06         580          712
  Strongsville (GO)
      5.900%                 12/01/15       1,575        1,668
  Strongsville, City School District
    (GO) (MBIA)
      5.200%                 12/01/09         670          696
      5.150%                 12/01/08       1,000        1,036
  Summit County (GO) (FGIC)
      6.250%                 12/01/11       1,235        1,386
      6.000%                 12/01/09         790          867
  Teays Valley, Local School District,
    Facilities Construction &
    Improvement (GO)
      5.480%                 12/01/10       1,000        1,008
  Toledo (GO)
      7.375%                 12/01/01         100          103
  Toledo Waterworks (RB)
      4.750%                 11/15/17       3,500        3,246
  Twin City, Water & Sewer District
    Authority, Ohio Water Source
    Project (RB)
      5.700%                 10/01/01         200          201
  University of Akron, General Receipts
    (RB) (AMBAC)
      6.000%                 01/01/07         800          860
  University of Cincinnati, General
    Receipts (RB) Series G
      7.000%                 06/01/11         500          516
  University of Cincinnati, General
    Receipts (RB) Series R6
      5.350%                 06/01/08       1,000        1,028
  University of Cincinnati, General
    Receipts (RB) Series T
      5.500%                 06/01/11       1,110        1,163
  University of Toledo, General
    Receipts (RB) (FGIC) Series A
      5.750%                 12/01/08       1,950        2,026
      5.300%                 06/01/01         175          176
  Upper Arlington (GO) (ETM)
      6.200%                 12/01/01         270          275
  Upper Arlington, City School
    District (GO) (MBIA)
      6.000%                 12/01/05       1,170        1,249


                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA OHIO TAX EXEMPT BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)


                            ----------------------------------
                                        NUMBER OF      VALUE
                            MATURITY SHARES/PAR (000)  (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Valley View Village, Street
    Improvement (GO) (AMBAC)
      5.550%                 12/01/20    $    450       $  457
  Vandalia (GO)
      5.350%                 12/01/09         505          525
  Washington County, Hospital
    Facility Authority, Marietta
    Area Health Care Project
    (RB) (FSA)
      5.375%                 09/01/18       1,500        1,509
  West Clermont, Local School
    District (GO) (AMBAC)
      5.650%                 12/01/08       1,030        1,094
  West Geauga, Local School
    District (GO) (AMBAC)
      8.250%                 11/01/12         710          903
      5.650%                 11/01/06       1,000        1,058
  Westerville (GO)
      5.250%                 12/01/12       1,205        1,234
  Westlake (GO)
      5.300%                 12/01/03         500          513
  Westlake, City School District
    (GO) Series A
      6.200%                 12/01/06       1,635        1,774
  Wilmington, City School District
    (GO) (FGIC)
      5.350%                 12/01/00         225          225
  Worthington, City School District
    (GO) (FGIC)
      5.850%                 12/01/02         500          514
      5.800%                 12/01/01       1,200        1,217
  Wyoming, City School District
    (GO) (FGIC) Series B
      5.750%                 12/01/13         135          146
      5.750%                 12/01/14         690          746
      5.750%                 12/01/15         740          798
      5.750%                 12/01/16         800          861
      5.750%                 12/01/17         400          430
                                                      --------
                                                       166,594
                                                      --------
PUERTO RICO -- 0.2%
  Puerto Rico, Housing Finance
    Authority, Multi-Family Housing
    Mortgage Project (RB) (FHA)
      7.400%                 04/01/07         200          203
      7.300%                 10/01/06         185          188
                                                      --------
                                                           391
                                                      --------
TOTAL MUNICIPAL BONDS
   (Cost $164,092)                                     166,985
                                                      --------

CASH EQUIVALENT -- 0.4%
  Federated Ohio Municipal
    Cash Trust                            601,096          601
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $601)                                             601
                                                      --------


                                                     ---------
                                                       VALUE
                                                       (000)
                                                     ---------

TOTAL INVESTMENTS -- 100.3%
   (Cost $164,693)                                    $167,586
                                                      ========
OTHER ASSETS AND LIABILITIES,
   NET -- (0.3%)                                          (423)
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $167,163
                                                      ========


------------------------------------------------
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED IN THE NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2000.
(B) ZERO COUPON
(C) SECURITY IS BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARNATY INSURANCE COMPANY
FHA -- FEDERAL HOUSING AGENCY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE


                             See Accompanying Notes

                                                         SCHEDULE OF INVESTMENTS
                                        ARMADA PENNSYLVANIA TAX EXEMPT BOND FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY     PAR (000)     (000)
                            ----------------------------------

MUNICIPAL BONDS -- 98.3%
PENNSYLVANIA -- 98.3%
  Allegheny County, Higher Education
    Authority, Community College
    Project (RB) (MBIA)
      5.800%                 06/01/13      $1,000   $    1,030
  Allegheny County, Higher Education
    Building Authority, Duquesne
    University Project (RB) (AMBAC)
      6.500%                 03/01/10         380          428
  Allegheny County, Hospital
    Development Authority, Magee
    Woman's Hospital Project
    (RB) (ETM) Series O
     10.125%                 10/01/02          55           58
  Allegheny County, Industrial Development
    Authority, Two Marquis Project (RB)
      5.250%                 12/01/14         630          630
  Allegheny County, Sewer Sanitation
    Authority (RB) (FGIC) (A)
      0.000%                 12/01/08       2,000        1,355
  Allegheny County, Sewer Sanitation
    Authority (RB) (FGIC)
      5.500%                 12/01/08         265          273
  Allegheny County, Special Revenue
    Port Authority (RB) (MBIA)
      6.250%                 03/01/17         685          735
  Bradford Area, School District, Partially
    Prerefunded 10/01/05 @100 (GO) (FGIC)
      5.250%                 10/01/05       1,000        1,026
  Bucks County, Community College
    Authority, College Building (RB)
      5.300%                 06/15/10         100          103
  Butler County, Sewer Authority,
    Prerefunded 01/01/04 @100 (RB)
      7.250%                 01/01/04         105          111
  Chester County (GO)
      5.100%                 06/15/18       1,000          964
  Dauphin County, General School
    Authority (RB) (AMBAC)
      5.400%                 06/01/26         800          831
  Delaware River Port Authority,
    Pennsylvania & New Jersey
    Bridges Project (RB) (ETM)
      6.000%                 01/15/10         535          568
  Delaware River Port Authority,
    Pennsylvania & New Jersey
    Bridges Project (RB) (FSA)
      5.500%                 01/01/10         500          529
  Delaware Valley, Regional Finance
    Authority (RB) (AMBAC) Series A
      5.900%                 04/15/16       1,000        1,034
  Elizabeth Forward, School
    District (GO) (MBIA)
      5.450%                 09/01/08         170          172
  Fairview, School District (GO) (FGIC)
      6.000%                 02/15/07       1,140        1,223
  Gettysburg, Municipal College
    Authority (RB) (MBIA)
      5.375%                 08/15/13       1,000        1,035


                            ----------------------------------
                                                       VALUE
                            MATURITY     PAR (000)     (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Indiana County, Industrial Development
    Authority, New York State
    Electric & Gas (RB) (MBIA) Series A
      6.000%                 06/01/06      $1,000   $    1,069
  Lackawanna County (GO) (FGIC)
      4.800%                 01/01/13         500          485
  Lehigh County, Industrial Development
    Authority, Pennsylvania Power & Light
    Project (RB) (MBIA) Series A
      6.400%                 11/01/21       2,250        2,346
  Lycoming County, College Authority,
    Pennsylvania College of Technology
    Project (RB) (AMBAC)
      5.400%                 11/01/08       1,000        1,016
  Monroeville, Hospital Authority, East
    Suburban Health Center Project,
    Prerefunded 07/01/04 @ 100 (RB)
      7.600%                 07/01/04         780          837
  Montgomery County, Higher Education &
    Health Authority, Foulkeways at
    Gwynedd Project (RB)
      6.000%                 11/15/07         105          110
      5.900%                 11/15/06         190          197
  Montgomery County, Higher
    Education & Health Authority,
    St Joseph's Unviersity Project
    (RB) (CONNIE LEE)
      6.500%                 12/15/22         200          209
  Montgomery County, Hospital Authority,
    Suburban General Hospital
    Project (RB) (ETM)
      7.750%                 05/01/02          60           62
  Moon, Area School District, Capital
    Appreciation (GO) ( FGIC) (A) Series A
      0.000%                 11/15/11       1,520          874
  Northampton County (GO)
      5.125%                 08/15/17         735          716
  Parkland, School District (GO) (FGIC)
      5.375%                 09/01/14       1,000        1,030
  Pennsylvania State (GO) First Series
      6.375%                 09/15/11       1,000        1,037
  Pennsylvania State (GO) Second Series
      5.000%                 08/01/15       1,000          975
  Pennsylvania State University (RB)
      6.250%                 03/01/11       1,000        1,037
  Pennsylvania State, Financing Authority,
    Municipal Capital Improvements
    Program (RB)
      6.600%                 11/01/09       1,000        1,066
  Pennsylvania State, Higher Education
    Facilities Authority, University of
    Pennsylvania Project (RB) Series A
      5.550%                 09/01/09       1,300        1,345
  Pennsylvania State, Higher Education
    Facility Authority, University of
    Pennsylvania Project (RB) Series A
      6.500%                 09/01/04         250          267


                             See Accompanying Notes

SCHEDULE OF INVESTMENTS
ARMADA PENNSYLVANIA TAX EXEMPT BOND FUND

NOVEMBER 30, 2000
(UNAUDITED)


                            ----------------------------------
                                                       VALUE
                            MATURITY     PAR (000)     (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State, Housing Finance
    Agency, Single-Family Mortgage
    Project (RB) (AMT) Series 43
      6.550%                 10/01/03     $   150  $       156
  Pennsylvania State, Industrial Development
    Authority, Economic Development
    Project (RB) (AMBAC)
      6.000%                 01/01/12       1,000        1,049
  Pennsylvania State, Industrial Development
    Authority, Economic Development
    Project (RB) (AMBAC) Series 94
      5.800%                 07/01/09         700          751
  Pennsylvania State, Infrastructure
    Investment Authority, Pennvest
    Project (RB) Series B
      6.450%                 09/01/04       1,500        1,579
  Pennsylvania State, Intergovernmental
    Coop Authority, Philadelphia
    Funding Program (RB) (FGIC)
      5.250%                 06/15/17         500          495
  Perkiomen Valley, School District (GO) (FSA)
      5.000%                 02/01/17         100           96
  Philadelphia Gas Works, Partially
    Prerefunded 07/01/03 @102
    (RB) (FSA) Series 14
      6.250%                 07/01/03         300          318
  Philadelphia Gas Works,
    Prerefunded 06/15/01 @102 (RB) Series 13
      7.700%                 06/15/11         460          477
  Philadelphia, Hospital Authority,
    Graduate Hospital Project (RB) (ETM)
      7.000%                 07/01/10         340          374
  Philadelphia, Hospital Authority,
    Thomas Jefferson University
    Hospital Project (RB) (ETM)
      7.000%                 07/01/08         205          223
  Philadelphia, Water & Waste Water
    Authority (RB) (MBIA)
      6.250%                 08/01/08         500          550
      6.250%                 08/01/11         200          223
      5.500%                 06/15/07       1,500        1,573
  Pittsburgh (GO) (MBIA) Series A
      5.500%                 09/01/06         955          986
  Pittsburgh, Public Parking Authority
    (RB) (AMBAC)
      6.000%                 12/01/09         945        1,034
  Pittsburgh, School District
    (GO) (AMBAC) Series A
      5.500%                 09/01/12       1,000        1,027
  Pittsburgh, Water and Sewer Authority
    (FGIC) (RB) Series A
      5.000%                 09/01/18       1,000          959
  Scranton-Lackawanna, Health & Welfare
    Authority, Moses Taylor Hospital
    Project (RB) (ETM)
      6.625%                 07/01/09         430          460
  Seneca Valley, School District,
    Prerefunded 07/01/02 @100
    (GO) (FGIC) Series A
      5.700%                 07/01/02       1,000        1,020


                            ----------------------------------
                                        NUMBER OF      VALUE
                            MATURITY SHARES/PAR (000)  (000)
                            ----------------------------------

MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Shaler, School District, Capital
    Appreciation (GO) (A) Series A
      0.000%                 11/15/20      $  615      $   201
  Somerset County (GO) (AMBAC) Series C
      5.000%                 10/01/14         550          541
  Spring Township, Municipal Authority
    (RB) (AMBAC)
      5.600%                 12/01/09         150          151
  State, Public School Building Authority,
    Delaware County Community College
    Project (RB) (MBIA)
      5.750%                 10/01/16         150          156
  State, Public School Building Authority,
    Montgomery County Community
    College Project (RB)
      4.600%                 05/01/12         160          155
  Swarthmore Boro, College Authority,
    Swarthmore College Project (RB)
      6.000%                 09/15/06         700          731
  Tyrone, School District,
    Prerefunded 09/15/07 @ 100
    (GO) (MBIA)
      5.700%                 09/15/07       1,000        1,010
  West Mifflin, Sewer Authority (RB) (MBIA)
      5.000%                 08/01/14         250          246
  West Whiteland, Municipal Sewer
    Authority (RB) (ETM)
      6.400%                 09/15/13         240          268
  Westmoreland County, Municipal
    Authority (RB) (ETM) (FGIC)
      2.000%                 07/01/07         500          422
                                                       -------
                                                        44,014
                                                       -------
TOTAL MUNICIPAL BONDS
   (Cost $43,099)                                       44,014
                                                       -------

CASH EQUIVALENT -- 0.6%
  Federated Pennsylvania Cash Trust       254,527          255
                                                       -------
TOTAL CASH EQUIVALENT
   (Cost $255)                                             255
                                                       -------
TOTAL INVESTMENTS -- 98.9%
   (Cost $43,354)                                       44,269
                                                       =======
OTHER ASSETS AND LIABILITIES,
   NET -- 1.1%                                             502
                                                       -------
TOTAL NET ASSETS -- 100.0%                             $44,771
                                                       =======
------------------------------------------------
(A) ZERO COUPON BOND
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
CONNIE LEE -- COLLEGE CONSTRUCTION LOAN INSURANCE ASSOCIATION ETM -- ESCROW TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
ST -- SPECIAL TAX


                             See Accompanying Notes

                                                            FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
(UNAUDITED)

                                                                               CORE               EQUITY            EQUITY
                                                                            EQUITY FUND         GROWTH FUND       INCOME FUND
                                                                            -----------         -----------       -----------
ASSETS
   Investments, at cost                                                       $104,291          $  876,332          $596,331
                                                                              --------          ----------          --------
   Investments, at value                                                      $134,414          $1,314,961          $703,551
   Foreign currency                                                                 --                  --                --
   Receivable for investments sold                                                 441              11,489                --
   Receivable for shares of beneficial interest sold                                29                 655               325
   Dividends and interest receivable                                               148               1,092             2,167
   Other assets                                                                      2                 164               144
                                                                              --------          ----------          --------

       Total Assets                                                            135,034           1,328,361           706,187
                                                                              --------          ----------          --------

LIABILITIES
   Payable for investments purchased                                               438               7,485                --
   Payable for shares of beneficial interest redeemed                               39                 774                --
   Investment income payable                                                        --                  --               414
   Accrued expenses payable                                                        417               1,202               608
   Unrealized loss on forward foreign currency contracts                            --                  --                --
   Other liabilities                                                                --                  --                --
                                                                              --------          ----------          --------

       Total Liabilities                                                           894               9,461             1,022
                                                                              --------          ----------          --------

   TOTAL NET ASSETS                                                           $134,140          $1,318,900          $705,165
                                                                              ========          ==========          ========
NET ASSETS:
   Portfolio Shares of Class I                                                  80,137             688,315           526,516
   Portfolio Shares of Class A                                                   3,985             130,767            54,810
   Portfolio Shares of Class B                                                   1,747               3,941            20,350
   Portfolio Shares of Class C                                                      16                 267               125
   Undistributed net investment income/Distributions in
     excess of net investment income                                                (6)               (452)            2,478
   Accumulated net realized gain on investments                                 18,138              57,433            (6,334)
   Net unrealized appreciation of foreign currency and translation
     of other assets and liabilities in foreign currency investments                --                  --                --
   Net unrealized appreciation on investments and futures                       30,123             438,629           107,220
                                                                              --------          ----------          --------


   TOTAL NET ASSETS -- 100%                                                   $134,140          $1,318,900          $705,165
                                                                              ========          ==========          ========

   Outstanding shares of beneficial interest (unlimited
     authorization -- no par value)
   Class I                                                                   8,659,886          41,096,751        40,158,716
   Class A                                                                     292,313           6,104,027         2,741,765
   Class B                                                                     128,986             143,727           779,241
   Class C                                                                       1,017               9,348             7,786


   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS I                                                 $14.78              $27.87            $16.15
                                                                              ========          ==========          ========

   NET ASSET VALUE AND REDEMPTION PRICE
     PER SHARE -- CLASS A                                                       $14.67              $27.71            $16.11
                                                                              ========          ==========          ========

   MAXIMUM SALES CHARGE -- CLASS A                                                5.50%               5.50%             5.50%
                                                                              ========          ==========          ========
   MAXIMUM OFFERING PRICE PER SHARE -- CLASS A+                                 $15.52              $29.32            $17.05
                                                                              ========          ==========          ========

   NET ASSET VALUE AND OFFERING PRICE
     PER SHARE -- CLASS B                                                       $14.45              $27.25            $16.05
                                                                              ========          ==========          ========

   NET ASSET VALUE AND OFFERING  PRICE
     PER SHARE -- CLASS C                                                       $14.46              $27.25            $16.03
                                                                              ========          ==========          ========

 + THE MAXIMUM OFFERING PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE BY 1
   MINUS THE MAXIMUM SALES CHARGE.

                             See Accompanying Notes

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
(UNAUDITED)

                                                                               EQUITY          INTERNATIONAL       LARGE CAP
                                                                             INDEX FUND         EQUITY FUND        ULTRA FUND
                                                                             ----------        -------------       ----------
ASSETS
   Investments, at cost                                                       $270,454            $560,742          $189,553
                                                                              --------            --------          --------
   Investments, at value                                                      $310,894            $622,405          $261,686
   Foreign currency                                                                 --                  72                --
   Receivable for investments sold                                                 433              42,907            10,468
   Receivable for shares of beneficial interest sold                               455                 287               278
   Dividends and interest receivable                                               455                 522               151
   Other assets                                                                    377                 751                39
                                                                              --------            --------          --------

         Total Assets                                                          312,614             666,944           272,622
                                                                              --------            --------          --------

LIABILITIES
   Payable for investments purchased                                               349              17,951             8,931
   Payable for shares of beneficial interest redeemed                               44                 983               250
   Investment income payable                                                        --                  --                --
   Accrued expenses payable                                                        104                 663               264
   Unrealized loss on forward foreign currency contracts                            --                  48                --
   Other liabilities                                                                61                 537                --
                                                                              --------            --------          --------

       Total Liabilities                                                           558              20,182             9,445
                                                                              --------            --------          --------

   TOTAL NET ASSETS                                                           $312,056            $646,762          $263,177
                                                                              ========            ========          ========
NET ASSETS:
   Portfolio Shares of Class I                                                 272,449             590,927           102,392
   Portfolio Shares of Class A                                                   7,834              12,234            25,274
   Portfolio Shares of Class B                                                     914               6,850            26,168
   Portfolio Shares of Class C                                                     452                 216                 5
   Undistributed net investment income/Distributions in
     excess of net investment income                                               528              (1,768)             (705)
   Accumulated net realized gain (loss) on investments                         (10,206)            (22,965)           37,910
   Net unrealized appreciation of foreign currency and translation
     of other assets and liabilities in foreign currency investments                --                 213                --
   Net unrealized appreciation on investments and futures                       40,085              61,055            72,133
                                                                              --------            --------          --------


   TOTAL NET ASSETS -- 100%                                                   $312,056            $646,762          $263,177
                                                                              ========            ========          ========

   Outstanding shares of beneficial interest (unlimited
     authorization -- no par value)
   Class I                                                                  26,695,212          50,228,821        13,618,125
   Class A                                                                     688,751           1,551,488           996,411
   Class B                                                                      73,971             541,456           799,273
   Class C                                                                      36,496              13,352               289


   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS I                                                 $11.35              $12.36            $17.14
                                                                              ========          ==========          ========
   NET ASSET VALUE AND REDEMPTION PRICE
     PER SHARE -- CLASS A                                                       $11.32              $12.28            $16.89
                                                                              ========          ==========          ========
   MAXIMUM SALES CHARGE -- CLASS A                                                3.75%               5.50%             5.50%
                                                                              ========          ==========          ========
   MAXIMUM OFFERING PRICE PER SHARE -- CLASS A+                                 $11.76              $12.99            $17.87
                                                                              ========          ==========          ========
   NET ASSET VALUE AND OFFERING PRICE
     PER SHARE -- CLASS B                                                       $11.29              $12.11            $16.20
                                                                              ========          ==========          ========
   NET ASSET VALUE AND OFFERING  PRICE
     PER SHARE -- CLASS C                                                       $11.30              $12.12            $16.28
                                                                              ========          ==========          ========

+ THE MAXIMUM OFFERING PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE BY 1
   MINUS THE MAXIMUM SALES CHARGE.

                             See Accompanying Notes
                                      102

                                                            FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS

                                      STATEMENTS OF ASSETS AND LIABILITIES (000)
                                      FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
                                                                     (UNAUDITED)

                                                                                MID CAP            SMALL CAP             SMALL CAP
                                                                              GROWTH FUND         GROWTH FUND            VALUE FUND
                                                                              -----------         -----------            ----------
ASSETS
   Investments, at cost                                                         $272,423            $320,852              $354,692
                                                                                --------            --------              --------
   Investments, at value                                                        $258,178            $320,464              $416,730
   Foreign currency                                                                   --                  --                    --
   Receivable for investments sold                                                 3,961               3,165                 5,765
   Receivable for shares of beneficial interest sold                                 874                 376                 1,274
   Dividends and interest receivable                                                  97                 119                   529
   Other assets                                                                    1,366               3,810                 2,123
                                                                                --------            --------              --------

         Total Assets                                                            264,476             327,934               426,421
                                                                                --------            --------              --------

LIABILITIES
   Payable for investments purchased                                               2,925               7,037                 1,990
   Payable for shares of beneficial interest redeemed                              1,116               5,958                   144
   Investment income payable                                                          --                  --                    --
   Accrued expenses payable                                                          408                 402                   505
   Unrealized loss on forward foreign currency contracts                              --                  --                    --
   Other liabilities                                                                 255                 244                   136
                                                                                --------            --------              --------

       Total Liabilities                                                           4,704              13,641                 2,775
                                                                                --------            --------              --------

   TOTAL NET ASSETS                                                             $259,772            $314,293              $423,646
                                                                                ========            ========              ========
NET ASSETS:
   Portfolio Shares of Class I                                                    79,238             242,006               334,696
   Portfolio Shares of Class A                                                    66,332              31,822                 8,612
   Portfolio Shares of Class B                                                    34,349              31,521                   719
   Portfolio Shares of Class C                                                        34                 160                    72
   Undistributed net investment income/Distributions in
     excess of net investment income                                              (1,106)               (713)                5,554
   Accumulated net realized gain (loss) on investments                            96,709              16,718                15,501
   Net unrealized appreciation of foreign currency and translation
     of other assets and liabilities in foreign currency investments                  --                  --                    --
   Net unrealized appreciation on investments and futures                        (15,784)             (7,221)               58,492
                                                                                --------            --------              --------


   TOTAL NET ASSETS -- 100%                                                     $259,772            $314,293              $423,646
                                                                                ========            ========              ========

   Outstanding shares of beneficial interest (unlimited
     authorization -- no par value)
   Class I                                                                    17,176,765          23,708,247            24,708,714
   Class A                                                                     2,643,384           2,843,726               649,281
   Class B                                                                     1,220,863           1,218,465                54,536
   Class C                                                                         2,443               9,659                 4,938


   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS I                                                   $12.47              $11.34                $16.68
                                                                                ========            ========              ========
   NET ASSET VALUE AND REDEMPTION PRICE
     PER SHARE -- CLASS A                                                         $12.20              $11.24                $16.24
                                                                                ========            ========              ========
   MAXIMUM SALES CHARGE -- CLASS A                                                  5.50%               5.50%                 5.50%
                                                                                ========            ========              ========
   MAXIMUM OFFERING PRICE PER SHARE -- CLASS A+                                   $12.91              $11.89                $17.19
                                                                                ========            ========              ========
   NET ASSET VALUE AND OFFERING PRICE
     PER SHARE -- CLASS B                                                         $10.92              $11.02                $16.01
                                                                                ========            ========              ========
   NET ASSET VALUE AND OFFERING  PRICE
     PER SHARE -- CLASS C                                                         $11.02              $11.03                $16.02
                                                                                ========            ========              ========

                                                                                                      BALANCED
                                                                              TAX MANAGED            ALLOCATION
                                                                              EQUITY FUND               FUND               BOND FUND
                                                                              -----------            ----------            ---------
ASSETS
   Investments, at cost                                                         $ 50,958               $192,339            $897,484
                                                                                --------               --------            --------
   Investments, at value                                                        $273,548               $203,895            $896,095
   Foreign currency                                                                   --                      4                  --
   Receivable for investments sold                                                    --                  1,934               1,219
   Receivable for shares of beneficial interest sold                                  46                     15               2,385
   Dividends and interest receivable                                                 311                  1,173               9,747
   Other assets                                                                       62                     39                  52
                                                                                --------               --------            --------

         Total Assets                                                            273,967                207,060             909,498
                                                                                --------               --------            --------

LIABILITIES
   Payable for investments purchased                                                  --                  1,020                  --
   Payable for shares of beneficial interest redeemed                                562                     13                 174
   Investment income payable                                                          --                     --               5,042
   Accrued expenses payable                                                          329                     98                 598
   Unrealized loss on forward foreign currency contracts                              --                      2                  --
   Other liabilities                                                                  --                     --                  14
                                                                                --------               --------            --------

       Total Liabilities                                                             891                  1,133               5,828
                                                                                --------               --------            --------

   TOTAL NET ASSETS                                                             $273,076               $205,927            $903,670
                                                                                ========               ========            ========
NET ASSETS:
   Portfolio Shares of Class I                                                    21,068                166,672             965,014
   Portfolio Shares of Class A                                                    17,377                 13,063              10,840
   Portfolio Shares of Class B                                                    10,782                  5,512               2,524
   Portfolio Shares of Class C                                                       728                      3                  35
   Undistributed net investment income/Distributions in
     excess of net investment income                                                 117                  1,052                 384
   Accumulated net realized gain (loss) on investments                               414                  8,071             (73,738)
   Net unrealized appreciation of foreign currency and translation
     of other assets and liabilities in foreign currency investments                  --                     (2)                 --
   Net unrealized appreciation on investments and futures                        222,590                 11,556              (1,389)
                                                                                --------               --------            --------


   TOTAL NET ASSETS -- 100%                                                     $273,076               $205,927            $903,670
                                                                                ========               ========            ========

   Outstanding shares of beneficial interest (unlimited
     authorization -- no par value)
   Class I                                                                    17,369,244             18,027,998          93,487,008
   Class A                                                                     1,373,859              1,413,481             997,958
   Class B                                                                       856,213                518,309             249,185
   Class C                                                                        51,670                    314               3,728


   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS I                                                   $13.90                 $10.32              $ 9.54
                                                                                ========               ========            ========
   NET ASSET VALUE AND REDEMPTION PRICE
     PER SHARE -- CLASS A                                                         $13.93                 $10.32              $ 9.56
                                                                                ========               ========            ========
   MAXIMUM SALES CHARGE -- CLASS A                                                  5.50%                  4.75%               4.75%
                                                                                ========               ========            ========
   MAXIMUM OFFERING PRICE PER SHARE -- CLASS A+                                   $14.74                 $10.83              $10.04
                                                                                ========               ========            ========
   NET ASSET VALUE AND OFFERING PRICE
     PER SHARE -- CLASS B                                                         $13.72                 $10.33              $ 9.55
                                                                                ========               ========            ========
   NET ASSET VALUE AND OFFERING  PRICE
     PER SHARE -- CLASS C                                                         $13.70                 $10.33              $ 9.54
                                                                                ========               ========            ========

 + THE MAXIMUM OFFERING PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE BY 1
   MINUS THE MAXIMUM SALES CHARGE.


                             See Accompanying Notes

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
(UNAUDITED)

                                                                                                                     LIMITED
                                                                                GNMA            INTERMEDIATE        MATURITY
                                                                                FUND              BOND FUND         BOND FUND
                                                                           ---------------     ---------------   ---------------
ASSETS
   Investments, at cost                                                       $127,502            $357,423          $198,004
                                                                              --------            --------          --------
   Investments, at value                                                      $128,893            $357,790          $194,347
   Foreign currency                                                                 --                  --                --
   Receivable for investments sold                                                  --                 526                --
   Receivable for shares of beneficial interest sold                                76                 625             1,106
   Dividends and interest receivable                                               771               4,449             2,135
   Other assets                                                                      8                  24                 3
                                                                            ----------          ----------        ----------

        Total Assets                                                           129,748             363,414           197,591
                                                                            ----------          ----------        ----------

LIABILITIES
   Payable for investments purchased                                                --                  --             5,642
   Payable for shares of beneficial interest redeemed                                6               2,102               242
   Investment income payable                                                       665               2,038               947
   Accrued expenses payable                                                        123                 250               173
   Unrealized loss on forward foreign currency contracts                            --                  --                --
   Other liabilities                                                                --                  26                 3
                                                                            ----------          ----------        ----------

       Total Liabilities                                                           794               4,416             7,007
                                                                            ----------          ----------        ----------

   TOTALNET ASSETS                                                            $128,954            $358,998          $190,584
                                                                            ==========          ==========        ==========
NET ASSETS:
   Portfolio Shares of Class I                                                 127,517             377,880           200,898
   Portfolio Shares of Class A                                                   1,421              12,077             7,472
   Portfolio Shares of Class B                                                     148               1,476               752
   Portfolio Shares of Class C                                                      83                 198                15
   Undistributed net investment income/Distributions in
     excess of net investment income                                                 5                 (26)              (82
   Accumulated net realized loss on investments                                 (1,611)            (32,974)          (14,814
   Net unrealized appreciation of foreign currency and translation
     of other assets and liabilities in foreign currency investments                --                  --                --
   Net unrealized appreciation/(depreciation) on investments and futures         1,391                 367            (3,657)
                                                                            ----------          ----------        ----------


   TOTAL NET ASSETS -- 100%                                                   $128,954            $358,998          $190,584
                                                                            ==========          ==========        ==========

   Outstanding shares of beneficial interest (unlimited
     authorization -- no par value)
   Class I                                                                  12,639,179          34,752,294        19,185,630
   Class A                                                                     137,218             938,226           556,982
   Class B                                                                      15,114             141,770            72,852
   Class C                                                                       8,486              19,916             1,541


   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS I                                                 $10.07              $10.01             $9.62
                                                                            ==========          ==========        ==========
   NET ASSET VALUE AND REDEMPTION PRICE
     PER SHARE -- CLASS A                                                       $10.09              $10.03             $9.65
                                                                            ==========          ==========        ==========
   MAXIMUM SALES CHARGE -- CLASS A                                                4.75%               4.75%             2.75%
                                                                            ==========          ==========        ==========
   MAXIMUM OFFERING PRICE PER SHARE -- CLASS A+                                 $10.59              $10.53             $9.92
                                                                            ==========          ==========        ==========
   NET ASSET VALUE AND OFFERING PRICE
     PER SHARE -- CLASS B                                                       $10.09              $10.03             $9.65
                                                                            ==========          ==========        ==========
   NET ASSET VALUE AND OFFERING  PRICE
     PER SHARE -- CLASS C                                                       $10.09              $10.05             $9.64
                                                                            ==========          ==========        ==========

 + THE MAXIMUM OFFERING PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE BY 1
   MINUS THE MAXIMUM SALES CHARGE.

                             See Accompanying Notes

                                                                         TOTAL RETURN         U.S. GOVERNMENT         MICHIGAN
                                                                           ADVANTAGE              INCOME              MUNICIPAL
                                                                             FUND                  FUND               BOND FUND
                                                                         --------------       ---------------      ---------------
ASSETS
   Investments, at cost                                                    $357,557              $146,609              $157,450
                                                                           --------              --------              --------
   Investments, at value                                                   $360,077              $146,936              $163,407
   Foreign currency                                                              --                    --                    --
   Receivable for investments sold                                            2,515                10,022                   291
   Receivable for shares of beneficial interest sold                          2,766                    99                   126
   Dividends and interest receivable                                          5,203                 1,757                 2,072
   Other assets                                                                  33                     6                     6
                                                                           --------              --------              --------

        Total Assets                                                        370,594               158,820               165,902
                                                                           --------              --------              --------

LIABILITIES
   Payable for investments purchased                                          2,516                    --                    --
   Payable for shares of beneficial interest redeemed                            53                   435                   259
   Investment income payable                                                  1,738                   690                   640
   Accrued expenses payable                                                      64                   154                   150
   Unrealized loss on forward foreign currency contracts                         --                    --                    --
   Other liabilities                                                            132                   156                     1
                                                                           --------              --------              --------

       Total Liabilities                                                      4,503                 1,435                 1,050
                                                                           --------              --------              --------

   TOTALNET ASSETS                                                         $366,091              $157,385              $164,852
                                                                           ========              ========              ========
NET ASSETS:
   Portfolio Shares of Class I                                              370,685               140,934               144,976
   Portfolio Shares of Class A                                                1,523                18,617                12,356
   Portfolio Shares of Class B                                                   35                 7,693                 1,698
   Portfolio Shares of Class C                                                    1                    15                    --
   Undistributed net investment income/Distributions in
     excess of net investment income                                           (125)                 (140)                    4
   Accumulated net realized loss on investments                              (8,548)              (10,061)                 (139)
   Net unrealized appreciation of foreign currency and translation
     of other assets and liabilities in foreign currency investments             --                    --                    --
   Net unrealized appreciation/(depreciation) on investments and futures      2,520                   327                 5,957
                                                                           --------              --------              --------


   TOTAL NET ASSETS -- 100%                                                $366,091              $157,385              $164,852
                                                                           ========              ========              ========

   Outstanding shares of beneficial interest (unlimited
     authorization -- no par value)
   Class I                                                               36,911,476            14,823,824            14,010,068
   Class A                                                                  130,700             1,666,541             1,214,568
   Class B                                                                    3,593               846,428               156,170
   Class C                                                                      166                 1,746                   N/A


   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS I                                               $9.88                 $9.08                $10.72
                                                                         ==========            ==========            ==========
   NET ASSET VALUE AND REDEMPTION PRICE
     PER SHARE -- CLASS A                                                     $9.88                 $9.08                $10.71
                                                                         ==========            ==========            ==========
   MAXIMUM SALES CHARGE -- CLASS A                                             4.75%                 4.75%                 4.75%
                                                                         ==========            ==========            ==========
   MAXIMUM OFFERING PRICE PER SHARE -- CLASS A+                              $10.37                 $9.53                $11.24
                                                                         ==========            ==========            ==========
   NET ASSET VALUE AND OFFERING PRICE
     PER SHARE -- CLASS B                                                     $9.90                 $9.06                $10.73
                                                                         ==========            ==========            ==========
   NET ASSET VALUE AND OFFERING  PRICE
     PER SHARE -- CLASS C                                                     $9.90                 $9.06                   N/A
                                                                         ==========            ==========            ==========


                                                                              NATIONAL                OHIO             PENNSYLVANIA
                                                                             TAX EXEMPT            TAX EXEMPT            MUNICIPAL
                                                                              BOND FUND             BOND FUND            BOND FUND
                                                                           ---------------       ---------------       -------------
ASSETS
   Investments, at cost                                                        $158,826               $164,693             $43,354
                                                                               --------               --------             -------
   Investments, at value                                                       $162,196               $167,586             $44,269
   Foreign currency                                                                  --                     --                  --
   Receivable for investments sold                                                   --                     --                  --
   Receivable for shares of beneficial interest sold                                129                     72                   4
   Dividends and interest receivable                                              2,742                  3,577                 708
   Other assets                                                                      24                      6                   3
                                                                               --------               --------             -------

        Total Assets                                                            165,091                171,241              44,984
                                                                               --------               --------             -------

LIABILITIES
   Payable for investments purchased                                              2,195                  3,168                  --
   Payable for shares of beneficial interest redeemed                                44                     64                   4
   Investment income payable                                                        579                    615                 171
   Accrued expenses payable                                                         101                    185                  38
   Unrealized loss on forward foreign currency contracts                             --                     --                  --
   Other liabilities                                                                  8                     46                  --
                                                                               --------               --------             -------

       Total Liabilities                                                          2,927                  4,078                 213
                                                                               --------               --------             -------

   TOTALNET ASSETS                                                             $162,164               $167,163             $44,771
                                                                               ========               ========             =======
NET ASSETS:
   Portfolio Shares of Class I                                                  153,696                162,074              43,790
   Portfolio Shares of Class A                                                    7,565                  5,387                 277
   Portfolio Shares of Class B                                                      500                     --                  --
   Portfolio Shares of Class C                                                       90                     61                  --
   Undistributed net investment income/Distributions in
     excess of net investment income                                                 (8)                   (60)                 --
   Accumulated net realized loss on investments                                  (3,049)                (3,192)               (211)
   Net unrealized appreciation of foreign currency and translation
     of other assets and liabilities in foreign currency investments                 --                     --                  --
   Net unrealized appreciation/(depreciation) on investments and futures          3,370                  2,893                 915
                                                                               --------               --------             -------


   TOTAL NET ASSETS -- 100%                                                    $162,164               $167,163             $44,771
                                                                               ========               ========             =======

   Outstanding shares of beneficial interest (unlimited
     authorization -- no par value)
   Class I                                                                   15,763,987             14,931,673           4,372,683
   Class A                                                                      722,984                510,082              27,005
   Class B                                                                       48,420                    N/A                 N/A
   Class C                                                                        9,347                  5,743                 N/A


   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS I                                                   $9.80                 $10.82              $10.18
                                                                               ========               ========             =======
   NET ASSET VALUE AND REDEMPTION PRICE
     PER SHARE -- CLASS A                                                         $9.84                 $10.79              $10.19
                                                                               ========               ========             =======
   MAXIMUM SALES CHARGE -- CLASS A                                                 4.75%                  3.00%               3.00%
                                                                               ========               ========             =======
   MAXIMUM OFFERING PRICE PER SHARE -- CLASS A+                                  $10.33                 $11.12              $10.51
                                                                               ========               ========             =======
   NET ASSET VALUE AND OFFERING PRICE
     PER SHARE -- CLASS B                                                         $9.79                    N/A                 N/A
                                                                               ========               ========             =======
   NET ASSET VALUE AND OFFERING  PRICE
     PER SHARE -- CLASS C                                                         $9.80                 $10.78                 N/A
                                                                               ========               ========             =======

                             See Accompanying Notes

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
(UNAUDITED)


                                                       CORE           EQUITY          EQUITY           EQUITY      INTERNATIONAL
                                                   EQUITY FUND      GROWTH FUND     INCOME FUND      INDEX FUND     EQUITY FUND
                                                   ------------     -----------     -----------      ----------    -------------

INVESTMENT INCOME:
   Dividends                                          $   634         $  4,787        $  9,308         $  1,882      $   3,400
   Interest                                                89            1,524              44              304            537
   Less: foreign taxes withheld                            --               (7)            (34)             (18)          (175)
                                                     --------         --------        --------         --------      ---------
   Total investment income                                723            6,304           9,318            2,168          3,762
                                                     --------         --------        --------         --------      ---------
 XPENSES:
   Investment Advisory fees                               538            5,407           2,595              612          4,005
   Less: Fees waived by Investment Adviser                 --               --              --             (262)            --
   Administration fees                                     50              505             242              122            244
   12b-1 fees                                              79              737             387              179            345
   Less: 12b-1 fees waiver                                (41)            (414)           (194)            (166)          (196)
   Transfer Agent fees                                     50              108              83               57             64
   Custodian fees                                          12               70              39               22            207
   Professional fees                                        9               27              17               11             25
   Printing and shareholder reports                         4               32              22               11             23
   Registration and filing fees                             3               26              11               10             15
   Trustees' fees                                           1                8               5                3              5
   Miscellaneous                                           15               15              22                5              9
   Shareholder servicing fees--
      Class A, B and C Shares                               9              235              71               12             64
                                                     --------         --------        --------         --------      ---------
   Total expenses                                         729            6,756           3,300              616          4,810
                                                     --------         --------        --------         --------      ---------
 NET INVESTMENT INCOME/(LOSS)                              (6)            (452)          6,018            1,552         (1,048)
                                                     --------         --------        --------         --------      ---------
 REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain/(loss) on
     investments sold                                   7,838            5,224          (3,587)           1,579        (19,469)
   Net realized gain/(loss) on foreign
      currency transactions                                --               --              --               --           (444)
   Net realized gain/(loss) on futures                     --               --              70             (605)        (2,951)
   Net change in unrealized appreciation/
      depreciation on futures                              --               --              --             (545)          (461)
   Net change in unrealized
      appreciation/depreciation on foreign
      currency and translation of other
      assets and liabilities in foreign currencies         --               --              --               --            189
   Net change in unrealized appreciation/
      depreciation on investments                      (8,608)         (50,415)         24,608          (24,580)       (79,446)
                                                     --------         --------        --------         --------      ---------
   Net gain/(loss) on investments                        (770)         (45,191)         21,091          (24,151)      (102,582)
                                                     --------         --------        --------         --------      ---------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                         $   (776)        $(45,643)       $ 27,109         $(22,599)     $(103,630)
                                                     ========         ========        ========         ========      =========

                             See Accompanying Notes


                                                     LARGE CAP     MID CAP       SMALL CAP     SMALL CAP      TAX MANAGED
                                                    ULTRA FUND   GROWTH FUND    GROWTH FUND    VALUE FUND     EQUITY FUND
                                                    ----------   -----------    -----------    ----------     -----------

INVESTMENT INCOME:
   Dividends                                         $    545      $     78      $     684      $   4,089        $ 1,271
   Interest                                               333         1,103          1,111          1,248            166
   Less: foreign taxes withheld                            (1)           --             --            (17)           (15)
                                                     --------      --------      ---------       --------        -------
   Total investment income                                877         1,181          1,795          5,320          1,422
                                                     --------      --------      ---------       --------        -------
 XPENSES:
   Investment Advisory fees                             1,193         1,743          2,011          1,986          1,084
   Less: Fees waived by Investment Adviser                 --            --             --             --             --
   Administration fees                                    115           126            141            139            101
   12b-1 fees                                             211           234            257            203            186
   Less: 12b-1 fees waiver                                (89)          (96)          (109)          (114)           (80)
   Transfer Agent fees                                     52            63             72             69             78
   Custodian fees                                          27            81             25             25             20
   Professional fees                                       10            11             12             11             10
   Printing and shareholder reports                         9            10             13             11              9
   Registration and filing fees                             5             5              6              6              5
   Trustees' fees                                           2             2              3              3              2
   Miscellaneous                                            3            33              4              7              3
   Shareholder servicing fees--
      Class A, B and C Shares                              44            75             74             14             39
                                                     --------      --------      ---------       --------        -------
   Total expenses                                       1,582         2,287          2,509          2,360          1,457
                                                     --------      --------      ---------       --------        -------
 NET INVESTMENT INCOME/(LOSS)                            (705)       (1,106)          (714)         2,960            (35)
                                                     --------      --------      ---------       --------        -------
 REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain/(loss) on
     investments sold                                   1,078        36,233         14,855         17,794            261
   Net realized gain/(loss) on foreign
      currency transactions                                --            --             --             --             --
   Net realized gain/(loss) on futures                     --         4,568          2,935         (2,431)            --
   Net change in unrealized appreciation/
      depreciation on futures                              --        (3,029)        (5,419)          (994)            --
   Net change in unrealized
      appreciation/depreciation on foreign
      currency and translation of other
      assets and liabilities in foreign currencies         --            --             --             --             --
   Net change in unrealized appreciation/
      depreciation on investments                     (46,289)     (108,714)      (118,280)        20,037         (7,682)
                                                     --------      --------      ---------       --------        -------
   Net gain/(loss) on investments                     (45,211)      (70,942)      (105,909)        34,406         (7,421)
                                                     --------      --------      ---------       --------        -------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                         $(45,916)     $(72,048)     $(106,623)      $ 37,366        $(7,456)
                                                     ========      ========      =========       ========        =======


                                                        BALANCED                                   INTERMEDIATE
                                                       ALLOCATION                       GNMA           BOND
                                                          FUND         BOND FUND        FUND           FUND
                                                       ----------    -----------       --------    ------------

INVESTMENT INCOME:
   Dividends                                              $   953        $    --         $   --       $    --
   Interest                                                 2,446         34,239          4,397        13,354
   Less: foreign taxes withheld                                (5)            --             --            --
                                                          -------        -------         ------       -------
   Total investment income                                  3,394         34,239          4,397        13,354
                                                          -------        -------         ------       -------
 XPENSES:
   Investment Advisory fees                                   789          2,517            341         1,027
   Less: Fees waived by Investment Adviser                     (3)            --             --          (280)
   Administration fees                                         74            320             43           131
   12b-1 fees                                                 122            476             62           191
   Less: 12b-1 fees waiver                                    (47)          (271)           (35)         (106)
   Transfer Agent fees                                         36             49             36            39
   Custodian fees                                             (48)            49             11            23
   Professional fees                                            9             19              8            12
   Printing and shareholder reports                             6             29              4            11
   Registration and filing fees                                 4             17              3             7
   Trustees' fees                                               1              6              1             2
   Miscellaneous                                                2             13              3             4
   Shareholder servicing fees --
      Class A, B and C Shares                                  26             20              2            14
                                                          -------        -------         ------       -------
   Total expenses                                             971          3,244            479         1,075
                                                          -------        -------         ------       -------
 NET INVESTMENT INCOME/(LOSS)                               2,423         30,995          3,918        12,279
                                                          -------        -------         ------       -------
 REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain/(loss) on
     investments sold                                       8,971        (14,112)          (194)       (7,560)
   Net realized gain/(loss) on foreign
      currency transactions                                   (16)            --             --            --
   Net realized gain/(loss) on futures                         --             --             --            --
   Net change in unrealized appreciation/
      depreciation on futures                                  --             --             --            --
   Net change in unrealized
      appreciation/depreciation on foreign
      currency and translation of other
      assets and liabilities in foreign currencies              2             --             --            --
   Net change in unrealized appreciation/
      depreciation on investments                         (15,631)        27,422          4,305        11,219
                                                          -------        -------         ------       -------
   Net gain/(loss) on investments                          (6,674)        13,310          4,111         3,659
                                                          -------        -------         ------       -------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $(4,251)       $44,305         $8,029       $15,938
                                                          =======        =======         ======       =======

                             See Accompanying Notes

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
(UNAUDITED)

                                                                                                          TOTAL RETURN
                                                                                LIMITED MATURITY           ADVANTAGE
                                                                                    BOND FUND                 FUND
                                                                                ----------------          ------------
INVESTMENT INCOME:
   Interest                                                                          $ 6,687                 $11,692
                                                                                     -------                 -------
   Total investment income                                                             6,687                  11,692
                                                                                     -------                 -------
EXPENSES:
   Investment Advisory fees                                                              437                     950
   Less: Fees waived by Investment Adviser                                               (97)                   (345)
   Administration fees                                                                    68                     121
   12b-1 fees                                                                             99                     174
   Less: 12b-1 fees waiver                                                               (77)                   (139)
   Transfer Agent fees                                                                    37                      43
   Custodian fees                                                                         15                      22
   Professional fees                                                                       9                      11
   Printing and shareholder reports                                                        7                      10
   Registration and filing fees                                                            3                       2
   Trustees' fees                                                                          1                       2
   Miscellaneous                                                                           4                       8
   Shareholder servicing fees --
     Class A, B and C Shares                                                               5                       6
                                                                                     -------                 -------
   Total expenses                                                                        511                     865
                                                                                     -------                 -------
NET INVESTMENT INCOME/(LOSS)                                                           6,176                  10,827
                                                                                     -------                 -------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain/(loss) on
     investments sold                                                                 (3,541)                   (172)
   Net change in unrealized appreciation/
     depreciation on investments                                                       1,509                  14,443
                                                                                     -------                 -------
   Net gain/(loss) on investments                                                     (2,032)                 14,271
                                                                                     -------                 -------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                         $ 4,144                 $25,098
                                                                                     =======                 =======

                             See Accompanying Notes

                                            U.S. GOVERNMENT                                                             PENNSYLVANIA
                                                INCOME      MICHIGAN MUNICIPAL  NATIONAL TAX EXEMPT   OHIO TAX EXEMPT     MUNICIPAL
                                                 FUND            BOND FUND           BOND FUND           BOND FUND        BOND FUND
                                            --------------- ------------------  -------------------   ---------------   ------------
INVESTMENT INCOME:
   Interest                                    $ 5,810           $4,492               $4,065              $4,301          $1,185
                                               -------           ------               ------              ------          ------
   Total investment income                       5,810            4,492                4,065               4,301           1,185
                                               -------           ------               ------              ------          ------
EXPENSES:
   Investment Advisory fees                        437              467                  444                 470             124
   Less: Fees waived by Investment Adviser          --              (84)                (121)               (128)            (34)
   Administration fees                              57               61                   57                  60              16
   12b-1 fees                                      107               91                   83                  86              22
   Less: 12b-1 fees waiver                         (44)             (49)                 (46)                (49)            (18)
   Transfer Agent fees                              47               24                   12                  23              22
   Custodian fees                                   43               40                   13                  13               4
   Professional fees                                 8                8                    6                   8               3
   Printing and shareholder reports                  5                5                    5                   5               1
   Registration and filing fees                      2                2                    3                   3               1
   Trustees' fees                                    1                1                    1                   1               1
   Miscellaneous                                     2                2                    2                   2              --
   Shareholder servicing fees --
     Class A, B and C Shares                        32                9                    4                   3              --
                                               -------           ------               ------              ------          ------
   Total expenses                                  697              577                  463                 497             142
                                               -------           ------               ------              ------          ------
NET INVESTMENT INCOME/(LOSS)                     5,113            3,915                3,602               3,804           1,043
                                               -------           ------               ------              ------          ------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain/(loss) on
     investments sold                             (255)             538                  219                 (92)             15
   Net change in unrealized appreciation/
     depreciation on investments                 6,014            4,937                4,272               5,471           1,251
                                               -------           ------               ------              ------          ------
   Net gain/(loss) on investments                5,759            5,475                4,491               5,379           1,266
                                               -------           ------               ------              ------          ------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                   $10,872           $9,390               $8,093              $9,183          $2,309
                                               =======           ======               ======              ======          ======


                             See Accompanying Notes
                                      109

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                     CORE EQUITY FUND                   EQUITY GROWTH FUND
                                                             -------------------------------      ------------------------------
                                                                 FOR THE                              FOR THE
                                                             SIX MONTHS ENDED     FOR THE         SIX MONTHS ENDED    FOR THE
                                                             NOVEMBER 30, 2000   YEAR ENDED       NOVEMBER 30, 2000  YEAR ENDED
                                                                (UNAUDITED)     MAY 31, 2000         (UNAUDITED)    MAY 31, 2000
                                                             -----------------  ------------      ----------------- ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss)                                     $     (6)        $     30           $    (452)     $     (239)
Net realized gain/(loss) on investments sold, futures and
   foreign currency transactions                                    7,838           11,743                5,224        101,144
Net unrealized appreciation/depreciation on investments,
   futures and foreign currency transactions                       (8,608)           5,063              (50,415)       146,758
                                                                 --------         --------           ----------     ----------
Net increase/(decrease) in net assets resulting
   from operations                                                   (776)          16,836              (45,643)       247,663
                                                                 --------         --------           ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I                                                             --              (84)                 --            (271)
   Class A                                                             --              --                   --              --
   Class B                                                             --              --                   --              --
   Class C                                                             --              --                   --              --
   Dividends from realized capital gains:
   Class I                                                             --           (5,717)                 --         (11,958)
   Class A                                                             --             (112)                 --          (1,601)
   Class B                                                             --              (50)                 --             (22)
   Class C                                                             --              --                   --              --
                                                                 --------         --------           ----------     ----------
Total distributions                                                    --           (5,963)                 --         (13,852)
                                                                 --------         --------           ----------     ----------
SHARE TRANSACTIONS:
   Class I
   Proceeds from shares issued                                      3,187            6,527               79,687        126,832
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                        --              --                   --              --
   Reinvestment of cash distributions                                  --            5,574                  --          10,439
   Cost of shares redeemed                                        (15,704)         (27,094)            (145,967)      (355,351)*
                                                                 --------         --------           ----------     ----------
     Net Class I share transactions                               (12,517)         (14,993)             (66,280)      (218,080)
                                                                 --------         --------           ----------     ----------
   Class A
   Proceeds from shares issued                                        655            2,607               14,799         25,559
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                        --               --                   --             --
   Reinvestment of cash distributions                                  --              110                  --           1,526
   Cost of shares redeemed                                           (474)            (497)             (19,353)       (30,083)
                                                                 --------         --------           ----------     ----------
     Net Class A share transactions                                   181            2,220               (4,554)        (2,998)
                                                                 --------         --------           ----------     ----------
   Class B
   Proceeds from shares issued                                        243            1,081                  708          2,327
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                        --               --                  --              --
   Reinvestment of cash distributions                                  --               49                   --             23
   Cost of shares redeemed                                           (200)            (477)                (325)          (266)
                                                                 --------         --------           ----------     ----------
     Net Class B share transactions                                    43              653                  383          2,084
                                                                 --------         --------           ----------     ----------
   Class C
   Proceeds from shares issued                                         14                4                   16            264
   Reinvestment of cash distributions                                  --              --                   --              --
   Cost of shares redeemed                                             --               (2)                 (13)            --
                                                                 --------         --------           ----------     ----------
     Net Class C share transactions                                    14                2                    3            264
                                                                 --------         --------           ----------     ----------
Increase/(decrease) in net assets from share transactions         (12,279)         (12,118)             (70,448)      (218,730)
                                                                 --------         --------           ----------     ----------
Total increase/(decrease) in net assets                           (13,055)          (1,245)            (116,091)        15,081
                                                                 --------         --------           ----------     ----------
NET ASSETS:
Beginning of period                                               147,195          148,440            1,434,991      1,419,910
                                                                 --------         --------           ----------     ----------
End of period                                                    $134,140         $147,195           $1,318,900     $1,434,991
                                                                 ========         ========           ==========     ==========

 * INCLUDES REDEMPTIONS AS A RESULT OF A REDEMPTION IN KIND ON MARCH 1, 2000. (SEE NOTE 8)

                             See Accompanying Notes
                                      110

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                       EQUITY INCOME FUND                  EQUITY INDEX FUND
                                                                 -------------------------------    -------------------------------
                                                                      FOR THE                           FOR THE
                                                                 SIX MONTHS ENDED     FOR THE        SIX MONTHS ENDED     FOR THE
                                                                 NOVEMBER 30, 2000   YEAR ENDED     NOVEMBER 30, 2000  PERIOD ENDED
                                                                     (UNAUDITED)    MAY 31, 2000       (UNAUDITED)     MAY 31, 2000
                                                                 -----------------  ------------    -----------------  ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss)                                          $  6,018       $ 10,759            $  1,552       $   3,887
Net realized gain/(loss) on investments sold, futures and
   foreign currency transactions                                        (3,517)        21,488                 974          (9,998)
Net unrealized appreciation/depreciation on investments,
   futures and foreign currency transactions                            24,608        (78,388)            (25,125)         46,478
                                                                      --------       --------            --------       ---------
Net increase/(decrease) in net assets resulting
   from operations                                                      27,109        (46,141)            (22,599)         40,367
                                                                      --------       --------            --------       ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I                                                              (5,656)       (10,606)             (1,686)         (3,813)
   Class A                                                                (240)          (202)                (32)            (53)
   Class B                                                                 (32)           (14)                 (1)             (1)
   Class C                                                                  (1)            --                 --               --
   Dividends from realized capital gains:
   Class I                                                             (10,037)       (26,347)                --           (2,207)
   Class A                                                                (182)          (623)                --              (28)
   Class B                                                                 (27)           (71)                --               --
   Class C                                                                  (2)            --                 --               --
                                                                      --------       --------            --------       ---------
Total distributions                                                    (16,177)       (37,863)             (1,719)         (6,102)
                                                                      --------       --------            --------       ---------
SHARE TRANSACTIONS:
   Class I
   Proceeds from shares issued                                          39,829        105,671              34,847         357,574
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                        178,560             --                 --               --
   Reinvestment of cash distributions                                   10,220         25,812               1,458           5,462
   Cost of shares redeemed                                             (89,541)       (97,848)            (64,341)       (296,136)
                                                                      --------       --------            --------       ---------
     Net Class I share transactions                                    139,068         33,635             (28,036)         66,900
                                                                      --------       --------            --------       ---------
   Class A
   Proceeds from shares issued                                           3,223          6,456                 942           5,801
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                         41,201             --                  --              --
   Reinvestment of cash distributions                                      341            624                  30              76
   Cost of shares redeemed                                             (11,027)        (7,121)               (811)         (1,905)
                                                                      --------       --------            --------       ---------
     Net Class A share transactions                                     33,738            (41)                161           3,972
                                                                      --------       --------            --------       ---------
   Class B
   Proceeds from shares issued                                             511            814                 449             526
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                         13,116             --                  --              --
   Reinvestment of cash distributions                                       58             85                   1               1
   Cost of shares redeemed                                              (2,944)          (358)                (63)             --
                                                                      --------       --------            --------       ---------
     Net Class B share transactions                                     10,741            541                 387             527
                                                                      --------       --------            --------       ---------
   Class C
   Proceeds from shares issued                                              33            103                 175             283
   Reinvestment of cash distributions                                        3             --                 --               --
   Cost of shares redeemed                                                 (17)            --                  (4)             (2)
                                                                      --------       --------            --------       ---------
     Net Class C share transactions                                         19            103                 171             281
                                                                      --------       --------            --------       ---------
Increase/(decrease) in net assets from share transactions              183,566         34,238             (27,317)         71,680
                                                                      --------       --------            --------       ---------
Total increase/(decrease) in net assets                                194,498        (49,766)            (51,635)        105,945
                                                                      --------       --------            --------       ---------
NET ASSETS:
Beginning of period                                                    510,667        560,433             363,691         257,746
                                                                      --------       --------            --------       ---------
End of period                                                         $705,165       $510,667            $312,056       $ 363,691
                                                                      ========       ========            ========       =========



                                                                   INTERNATIONAL EQUITY FUND              LARGE CAP ULTRA FUND
                                                                 -------------------------------   ---------------------------------
                                                                    FOR THE                             FOR THE
                                                                 SIX MONTHS ENDED     FOR THE       SIX MONTHS ENDED      FOR THE
                                                                 NOVEMBER 30, 2000   YEAR ENDED     NOVEMBER 30, 2000    YEAR ENDED
                                                                    (UNAUDITED)     MAY 31, 2000       (UNAUDITED)      MAY 31, 2000
                                                                 -----------------  ------------   ------------------   ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss)                                         $ (1,048)        $    194           $   (705)        $ (1,760)
Net realized gain/(loss) on investments sold, futures and
   foreign currency transactions                                      (22,864)          36,732              1,078          168,385
Net unrealized appreciation/depreciation on investments,
   futures and foreign currency transactions                          (79,718)          42,605            (46,289)         (53,389)
                                                                     --------         --------           --------         --------
Net increase/(decrease) in net assets resulting
   from operations                                                   (103,630)          79,531            (45,916)         113,236
                                                                     --------         --------           --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I                                                                --              (650)                --              --
   Class A                                                                --                (2)                --              --
   Class B                                                                --                --                 --              --
   Class C                                                                --                --                 --              --
   Dividends from realized capital gains:
   Class I                                                            (28,291)          (1,587)                --          (89,263)
   Class A                                                               (245)             (11)                --           (4,853)
   Class B                                                                (42)              (1)                --           (3,384)
   Class C                                                                (12)              --                 --              --
                                                                     --------         --------           --------         --------
Total distributions                                                   (28,590)          (2,251)                --          (97,500)
                                                                     --------         --------           --------         --------
SHARE TRANSACTIONS:
   Class I
   Proceeds from shares issued                                        107,645          172,183            103,942           33,621
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                       279,700              --                  --              --
   Reinvestment of cash distributions                                  16,097            1,021                 --           56,281
   Cost of shares redeemed                                            (80,986)         (23,920)          (108,509)        (234,745)*
                                                                     --------         --------           --------         --------
     Net Class I share transactions                                   322,456          149,284             (4,567)        (144,843)
                                                                     --------         --------           --------         --------
   Class A
   Proceeds from shares issued                                         22,026            3,139              8,304            7,860
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                        21,734               --                 --               --
   Reinvestment of cash distributions                                     209               10                 --            4,600
   Cost of shares redeemed                                            (24,521)          (1,113)           (10,156)         (16,533)
                                                                     --------         --------           --------         --------
     Net Class A share transactions                                    19,448            2,036             (1,852)          (4,073)
                                                                     --------         --------           --------         --------
   Class B
   Proceeds from shares issued                                            696              607              5,215            1,710
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                         7,727               --                 --
   Reinvestment of cash distributions                                      42                1                 --            3,267
   Cost of shares redeemed                                             (1,153)             (22)            (5,725)          (3,528)
                                                                     --------         --------           --------         --------
     Net Class B share transactions                                     7,312              586               (510)           1,449
                                                                     --------         --------           --------         --------
   Class C
   Proceeds from shares issued                                             33              174                  5              --
   Reinvestment of cash distributions                                      12              --                  --              --
   Cost of shares redeemed                                                (13)              --                 --              --
                                                                     --------         --------           --------         --------
     Net Class C share transactions                                        32              174                  5               --
                                                                     --------         --------           --------         --------
Increase/(decrease) in net assets from share transactions             349,248          152,080             (6,924)        (147,467)
                                                                     --------         --------           --------         --------
Total increase/(decrease) in net assets                               217,028          229,360            (52,840)        (131,731)
                                                                     --------         --------           --------         --------
NET ASSETS:
Beginning of period                                                   429,734          200,374            316,017          447,748
                                                                     --------         --------           --------         --------
End of period                                                        $646,762         $429,734           $263,177         $316,017
                                                                     ========         ========           ========         ========

                             See Accompanying Notes

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                 MID CAP GROWTH FUND                 SMALL CAP GROWTH FUND
                                                        ---------------------------------      --------------------------------
                                                             FOR THE                               FOR THE
                                                         SIX MONTHS ENDED       FOR THE        SIX MONTHS ENDED       FOR THE
                                                        NOVEMBER 30, 2000     YEAR ENDED       NOVEMBER 30, 2000    YEAR ENDED
                                                            (UNAUDITED)      MAY 31, 2000         (UNAUDITED)      MAY 31, 2000
                                                        -----------------    ------------      -----------------   ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss)                                $  (1,106)        $  (3,133)          $    (714)        $    (368)
Net realized gain on investments sold, futures
   and foreign currency transactions                           40,801           165,449              17,790            19,734
Net unrealized appreciation/depreciation on
   investments, futures and foreign currency
   transactions                                              (111,743)            5,550            (123,699)           18,810
                                                            ---------         ---------           ---------         ---------
Net increase/(decrease) in net assets resulting
   from operations                                            (72,048)          167,866            (106,623)           38,176
                                                            ---------         ---------           ---------         ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I                                                         --                --                  --                --
   Class A                                                         --                --                  --                --
   Class B                                                         --                --                  --                --
   Class C                                                         --                --                  --                --
   Dividends from realized capital gains:
   Class I                                                         --           (84,921)             (9,225)               --
   Class A                                                         --           (11,635)               (163)               --
   Class B                                                         --            (4,859)                (22)               --
   Class C                                                         --                --                  (5)               --
                                                            ---------         ---------           ---------         ---------
Total distributions                                                --          (101,415)             (9,415)               --
                                                            ---------         ---------           ---------         ---------
SHARE TRANSACTIONS:
   Class I
   Proceeds from shares issued                                 98,633            66,336              69,925            80,084
     Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                    --                --             201,533                --
   Reinvestment of cash distributions                              --            64,513               4,647                --
   Cost of shares redeemed                                   (105,659)         (226,049)*           (66,821)          (40,435)
                                                            ---------         ---------           ---------         ---------
     Net Class I share transactions                            (7,026)          (95,200)            209,284            39,649
                                                            ---------         ---------           ---------         ---------
   Class A
   Proceeds from shares issued                                 25,980             7,802              33,949             3,021
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                    --               --               46,295                --
   Reinvestment of cash distributions                              --            11,260                 150                --
   Cost of shares redeemed                                    (31,487)          (31,116)            (38,370)           (2,027)
                                                            ---------         ---------           ---------         ---------
     Net Class A share transactions                            (5,507)          (12,054)             42,024               994
                                                            ---------         ---------           ---------         ---------
   Class B
   Proceeds from shares issued                                  4,469               685               1,480               268
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                    --               --               20,127                --
   Reinvestment of cash distributions                              --             4,743                  22                --
   Cost of shares redeemed                                     (6,078)           (5,664)             (3,135)              (76)
                                                            ---------         ---------           ---------         ---------
     Net Class B share transactions                            (1,609)             (236)             18,494               192
                                                            ---------         ---------           ---------         ---------
   Class C
   Proceeds from shares issued                                     34                --                  68                84
   Reinvestment of cash distributions                              --                --                   5                --
   Cost of shares redeemed                                         --                --                  (9)               (3)
                                                            ---------         ---------           ---------         ---------
     Net Class C share transactions                                34                --                  64                81
                                                            ---------         ---------           ---------         ---------
Increase/(decrease) in net assets from  share
   transactions                                               (14,108)         (107,490)            269,866            40,916
                                                            ---------         ---------           ---------         ---------
Total increase/(decrease) in net assets                       (86,156)          (41,039)            153,828            79,092
                                                            ---------         ---------           ---------         ---------
NET ASSETS:
Beginning of period                                           345,928           386,967             160,465            81,373
                                                            ---------         ---------           ---------         ---------
End of period                                               $ 259,772         $ 345,928           $ 314,293         $ 160,465
                                                            =========         =========           =========         =========

*  INCLUDES REDEMPTIONS AS A RESULT OF THE REDEMPTION IN KIND ON MARCH 1, 2000. (SEE NOTE 8)

                             See Accompanying Notes

                                                            FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS


                                                             SMALL CAP VALUE FUND                    TAX MANAGED EQUITY FUND
                                                       -----------------   -------------        -----------------   -------------
                                                            FOR THE                                  FOR THE
                                                       SIX MONTHS ENDED        FOR THE           SIX MONTHS ENDED       FOR THE
                                                       NOVEMBER 30, 2000     YEAR ENDED          NOVEMBER 30, 2000    YEAR ENDED
                                                          (UNAUDITED)       MAY 31, 2000            (UNAUDITED)      MAY 31, 2000
                                                       -----------------    ------------         -----------------   ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss)                              $   2,960            $ 5,872              $      (35)       $   410
Net realized gain on investments sold, futures
   and foreign currency transactions                         15,363              9,330                     261            377
Net unrealized appreciation/depreciation on
   investments, futures and foreign currency
   transactions                                              19,043             25,470                  (7,682)        43,939
                                                           --------           --------                --------       --------
Net increase/(decrease) in net assets resulting
   from operations                                           37,366             40,672                  (7,456)        44,726
                                                           --------           --------                --------       --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I                                                       --             (4,422)                     --           (463)
   Class A                                                       --               (146)                     --             (3)
   Class B                                                       --                 (6)                     --             --
   Class C                                                       --                 --                      --             --
   Dividends from realized capital gains:
   Class I                                                       --                 --                     (95)          (248)
   Class A                                                       --                 --                      --            (15)
   Class B                                                       --                 --                      --             (9)
   Class C                                                       --                 --                      --             --
                                                           --------           --------                --------       --------
Total distributions                                              --             (4,574)                    (95)          (738)
                                                           --------           --------                --------       --------
SHARE TRANSACTIONS:
   Class I
   Proceeds from shares issued                               56,474            121,599                   6,386         17,987
     Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                  --                 --                      --             --
   Reinvestment of cash distributions                            --              2,240                       1            124
   Cost of shares redeemed                                  (35,002)           (74,901)                (15,938)       (42,688)
                                                           --------           --------                --------       --------
     Net Class I share transactions                          21,472             48,938                  (9,551)       (24,577)
                                                           --------           --------                --------       --------
   Class A
   Proceeds from shares issued                                1,231              2,482                   3,679         12,777
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                  --                 --                      --            --
   Reinvestment of cash distributions                            --                132                      --             14
   Cost of shares redeemed                                   (1,372)            (5,429)                 (1,292)        (4,847)
                                                           --------           --------                --------       --------
     Net Class A share transactions                            (141)            (2,815)                  2,387          7,944
                                                           --------           --------                --------       --------
   Class B
   Proceeds from shares issued                                  127                200                   1,716          5,658
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                  --                 --                      --            --
   Reinvestment of cash distributions                            --                  5                      --              8
   Cost of shares redeemed                                      (67)               (48)                   (717)        (1,188)
                                                           --------           --------                --------       --------
     Net Class B share transactions                              60                157                     999          4,478
                                                           --------           --------                --------       --------
   Class C
   Proceeds from shares issued                                    7                 67                     302            449
   Reinvestment of cash distributions                            --                 --                      --             --
   Cost of shares redeemed                                       (2)                --                     (18)            (5)
                                                           --------           --------                --------       --------
     Net Class C share transactions                               5                 67                     284            444
                                                           --------           --------                --------       --------
Increase/(decrease) in net assets from  share
   transactions                                              21,396             46,347                  (5,881)       (11,711)
                                                           --------           --------                --------       --------
Total increase/(decrease) in net assets                      58,762             82,445                 (13,432)        32,277
                                                           --------           --------                --------       --------
NET ASSETS:
Beginning of period                                         364,884            282,439                 286,508        254,231
                                                           --------           --------                --------       --------
End of period                                              $423,646           $364,884                $273,076       $286,508
                                                           ========           ========                ========       ========


STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                BALANCED ALLOCATION FUND
                                                            --------------------------------
                                                               FOR THE
                                                            SIX MONTHS ENDED       FOR THE
                                                            NOVEMBER 30, 2000    YEAR ENDED
                                                               (UNAUDITED)      MAY 31, 2000
                                                            -----------------   ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss)                                   $  2,423          $  1,724
Net realized gain on investments sold, futures
   and foreign currency transactions                              8,955             8,689
Net unrealized appreciation/depreciation on
   investments, futures and foreign currency
   transactions                                                 (15,629)            1,218
                                                               --------         ---------
Net increase/(decrease) in net assets resulting
   from operations                                               (4,251)           11,631
                                                               --------         ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I                                                       (1,616)           (1,599)
   Class A                                                         (107)              (58)
   Class B                                                          (24)               (6)
   Class C                                                           --               --
   Dividends from realized capital gains:
   Class I                                                       (6,883)               --
   Class A                                                         (393)               --
   Class B                                                          (68)               --
   Class C                                                           (1)              --
                                                               --------         ---------
Total distributions                                              (9,092)           (1,663)
                                                               --------         ---------
SHARE TRANSACTIONS:
   Class I
   Proceeds from shares issued                                   14,767            20,521
     Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                 130,610                --
   Reinvestment of cash distributions                             8,312             1,594
   Cost of shares redeemed                                      (24,969)          (47,094)
                                                               --------         ---------
     Net Class I share transactions                             128,720           (24,979)
                                                               --------         ---------
   Class A
   Proceeds from shares issued                                      932             3,518
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                  12,881               --
   Reinvestment of cash distributions                               495                57
   Cost of shares redeemed                                       (2,845)           (1,523)
                                                               --------         ---------
     Net Class A share transactions                              11,463             2,052
                                                               --------         ---------
   Class B
   Proceeds from shares issued                                      688               321
   Proceeds from shares issued in connection with
     Parkstone merger (note 10)                                   4,937               --
   Reinvestment of cash distributions                                81                 6
   Cost of shares redeemed                                         (795)              (73)
                                                               --------         ---------
     Net Class B share transactions                               4,911               254
                                                               --------         ---------
   Class C
   Proceeds from shares issued                                       --                 3
   Reinvestment of cash distributions                                --                --
   Cost of shares redeemed                                           --                --
                                                               --------         ---------
     Net Class C share transactions                                  --                 3
                                                               --------         ---------
Increase/(decrease) in net assets from  share
   transactions                                                 145,094           (22,670)
                                                               --------         ---------
Total increase/(decrease) in net assets                         131,751           (12,702)
                                                               --------         ---------
NET ASSETS:
Beginning of period                                              74,176            86,878
                                                               --------         ---------
End of period                                                  $205,927         $  74,176
                                                               ========         =========

                             See Accompanying Notes

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                     BOND FUND                            GNMA FUND
                                                        --------------------------------      --------------------------------
                                                            FOR THE                                FOR THE
                                                        SIX MONTHS ENDED       FOR THE         SIX MONTHS ENDED      FOR THE
                                                        NOVEMBER 30, 2000    YEAR ENDED       NOVEMBER 30, 2000    YEAR ENDED
                                                           (UNAUDITED)      MAY 31, 2000         (UNAUDITED)      MAY 31, 2000
                                                        -----------------   ------------      -----------------   ------------

INVESTMENT ACTIVITIES:
Net investment income                                        $ 30,995          $ 44,070           $   3,918           $ 6,438
Net realized loss on investments sold                         (14,112)          (35,415)               (194)           (1,412)
Net unrealized appreciation/depreciation
   on investments                                              27,422            (7,103)              4,305            (2,148)
                                                             --------          --------            --------          --------
Net increase in net assets
   resulting from operations                                   44,305             1,552               8,029             2,878
                                                             --------          --------            --------          --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
     Class I                                                  (30,173)          (43,769)             (3,793)           (6,440)
     Class A                                                     (361)             (214)                (40)              (76)
     Class B                                                      (73)              (35)                 (4)               (4)
     Class C                                                       (1)               (1)                 (2)               (1)
   Dividends from realized capital gains:
     Class I                                                       --                --                  --                --
     Class A                                                       --                --                  --                --
     Class B                                                       --                --                  --                --
     Class C                                                       --                --                  --                --
                                                             --------          --------            --------          --------
Total distributions                                           (30,608)          (44,019)             (3,839)           (6,521)
                                                             --------          --------            --------          --------
SHARE TRANSACTIONS:
   Class I
     Proceeds from shares issued                               52,514            55,018              12,121            39,450
     Proceeds from shares issued in connection with
       Parkstone merger (note 10)                             296,048                --                  --                --
     Reinvestment of cash distributions                         8,375             5,607                 366               634
     Cost of shares redeemed                                  (96,908)         (158,946)             (8,945)          (13,646)
                                                             --------          --------            --------          --------
       Net Class I share transactions                         260,029           (98,321)              3,542            26,438
                                                             --------          --------            --------          --------
   Class A
     Proceeds from shares issued                                1,022             4,737                 342               685
     Proceeds from shares issued in connection with
       Parkstone merger (note 10)                              10,152                --                  --                --
     Reinvestment of cash distributions                           184               119                  29                56
     Cost of shares redeemed                                   (5,757)           (3,668)               (263)             (958)
                                                             --------          --------            --------          --------
       Net Class A share transactions                           5,601             1,188                 108              (217)
                                                             --------          --------            --------          --------
   Class B
     Proceeds from shares issued                                   15               243                   8               160
     Proceeds from shares issued in connection with
       Parkstone merger (note 10)                               2,395                --                  --                --
     Reinvestment of cash distributions                            62                32                   4                 4
     Cost of shares redeemed                                     (680)             (401)                (26)               (2)
                                                             --------          --------            --------          --------
       Net Class B share transactions                           1,792              (126)                (14)              162
                                                             --------          --------            --------          --------
   Class C
     Proceeds from shares issued                                    1                40                  --                83
     Reinvestment of cash distributions                            --                 1                   2                 1
     Cost of shares redeemed                                       (7)               --                  (3)               --
                                                             --------          --------            --------          --------
       Net Class C share transactions                              (6)               41                  (1)               84
                                                             --------          --------            --------          --------
Increase/(decrease) in net assets from share
   transactions                                               267,416           (97,218)              3,635            26,467
                                                             --------          --------            --------          --------
Total increase/(decrease) in net assets                       281,113          (139,685)              7,825            22,824
                                                             --------          --------            --------          --------
NET ASSETS:
Beginning of period                                           622,557           762,242             121,129            98,305
                                                             --------          --------            --------          --------
End of period                                                $903,670          $622,557            $128,954          $121,129
                                                             ========          ========            ========          ========

                             See Accompanying Notes
                                      114

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                           INTERMEDIATE BOND FUND                 LIMITED MATURITY BOND FUND
                                                      --------------------------------         --------------------------------
                                                           FOR THE                                  FOR THE
                                                      SIX MONTHS ENDED       FOR THE           SIX MONTHS ENDED       FOR THE
                                                      NOVEMBER 30, 2000    YEAR ENDED          NOVEMBER 30, 2000    YEAR ENDED
                                                         (UNAUDITED)      MAY 31, 2000            (UNAUDITED)      MAY 31, 2000
                                                      -----------------   ------------         ----------------    ------------

INVESTMENT ACTIVITIES:
Net investment income                                      $ 12,279           $ 19,151               $   6,176        $ 5,071
Net realized loss on investments sold                        (7,560)           (11,400)                 (3,541)          (754)
Net unrealized appreciation/depreciation
   on investments                                            11,219             (3,177)                  1,509         (1,496)
                                                           --------           --------               ---------       --------
Net increase in net assets
   resulting from operations                                 15,938              4,574                   4,144          2,821
                                                           --------           --------               ---------       --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
     Class I                                                (11,952)           (18,864)                 (5,993)        (5,027)
     Class A                                                   (317)              (294)                   (227)           (42)
     Class B                                                    (38)               (34)                    (19)            (5)
     Class C                                                     (6)                --                      (1)            --
   Dividends from realized capital gains:
     Class I                                                     --               (195)                     --             --
     Class A                                                     --                 (3)                     --             --
     Class B                                                     --                 --                      --             --
     Class C                                                     --                 --                      --             --
                                                           --------           --------               ---------       --------
Total distributions                                         (12,313)           (19,390)                 (6,240)        (5,074)
                                                           --------           --------               ---------       --------
SHARE TRANSACTIONS:
   Class I
     Proceeds from shares issued                             41,229             84,807                  37,962         98,933
     Proceeds from shares issued in connection with
       Parkstone merger (note 10)                            72,396                 --                 100,489             --
     Reinvestment of cash distributions                       3,017              5,677                   2,375          2,659
     Cost of shares redeemed                                (67,201)           (94,301)                (47,953)       (78,000)
                                                           --------           --------               ---------       --------
       Net Class I share transactions                        49,441             (3,817)                 92,873         23,592
                                                           --------           --------               ---------       --------
   Class A
     Proceeds from shares issued                                837              2,407                     159          1,216
     Proceeds from shares issued in connection with
       Parkstone merger (note 10)                             7,594                 --                   8,775             --
     Reinvestment of cash distributions                         208                218                     156             35
     Cost of shares redeemed                                 (3,189)            (3,649)                 (4,535)          (909)
                                                           --------           --------               ---------       --------
       Net Class A share transactions                         5,450             (1,024)                  4,555            342
                                                           --------           --------               ---------       --------
   Class B
     Proceeds from shares issued                                247                319                     119            179
     Proceeds from shares issued in connection with
       Parkstone merger (note 10)                               556                 --                     575             --
     Reinvestment of cash distributions                          32                 31                      16              5
     Cost of shares redeemed                                   (156)              (294)                   (178)            (1)
                                                           --------           --------               ---------       --------
       Net Class B share transactions                           679                 56                     532            183
                                                           --------           --------               ---------       --------
   Class C
     Proceeds from shares issued                                 17                191                      --             18
     Reinvestment of cash distributions                           6                 --                      --             --
     Cost of shares redeemed                                    (16)                --                      (3)            --
                                                           --------           --------               ---------       --------
       Net Class C share transactions                             7                191                      (3)            18
                                                           --------           --------               ---------       --------
Increase/(decrease) in net assets from share
   transactions                                              55,577             (4,594)                 97,957         24,135
                                                           --------           --------               ---------       --------
Total increase/(decrease) in net assets                      59,202            (19,410)                 95,861         21,882
                                                           --------           --------               ---------       --------
NET ASSETS:
Beginning of period                                         299,796            319,206                  94,723         72,841
                                                           --------           --------               ---------       --------
End of period                                              $358,998           $299,796                $190,584       $ 94,723
                                                           ========           ========                ========       ========



                                                                 TOTAL RETURN ADVANTAGE FUND
                                                               --------------------------------
                                                                    FOR THE
                                                               SIX MONTHS ENDED       FOR THE
                                                               NOVEMBER 30, 2000    YEAR ENDED
                                                                  (UNAUDITED)      MAY 31, 2000
                                                               -----------------   ------------

INVESTMENT ACTIVITIES:
Net investment income                                              $  10,827         $  20,368
Net realized loss on investments sold                                   (172)           (8,097)
Net unrealized appreciation/depreciation
   on investments                                                     14,443            (6,392)
                                                                    --------          --------
Net increase in net assets
   resulting from operations                                          25,098             5,879
                                                                    --------          --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
     Class I                                                         (10,664)          (20,158)
     Class A                                                            (136)             (361)
     Class B                                                              (1)               --
     Class C                                                              --                --
   Dividends from realized capital gains:
     Class I                                                              --            (2,082)
     Class A                                                              --               (42)
     Class B                                                              --                --
     Class C                                                              --                --
                                                                    --------          --------
Total distributions                                                  (10,801)          (22,643)
                                                                    --------          --------
SHARE TRANSACTIONS:
   Class I
     Proceeds from shares issued                                      41,194            72,288
     Proceeds from shares issued in connection with
       Parkstone merger (note 10)                                         --                --
     Reinvestment of cash distributions                                6,111            13,768
     Cost of shares redeemed                                         (27,686)          (66,995)
                                                                    --------          --------
       Net Class I share transactions                                 19,619            19,061
                                                                    --------          --------
   Class A
     Proceeds from shares issued                                         835             2,437
     Proceeds from shares issued in connection with
       Parkstone merger (note 10)                                         --                --
     Reinvestment of cash distributions                                  109               379
     Cost of shares redeemed                                          (4,866)           (2,155)
                                                                    --------          --------
       Net Class A share transactions                                 (3,922)              661
                                                                    --------          --------
   Class B
     Proceeds from shares issued                                          33                 1
     Proceeds from shares issued in connection with
       Parkstone merger (note 10)                                         --                --
     Reinvestment of cash distributions                                    1                --
     Cost of shares redeemed                                              --                --
                                                                    --------          --------
       Net Class B share transactions                                     34                 1
                                                                    --------          --------
   Class C
     Proceeds from shares issued                                           1                --
     Reinvestment of cash distributions                                   --                --
     Cost of shares redeemed                                              --                --
                                                                    --------          --------
       Net Class C share transactions                                      1                --
                                                                    --------          --------
Increase/(decrease) in net assets from share
   transactions                                                       15,732            19,723
                                                                    --------          --------
Total increase/(decrease) in net assets                               30,029             2,959
                                                                    --------          --------
NET ASSETS:
Beginning of period                                                  336,062           333,103
                                                                    --------          --------
End of period                                                       $366,091          $336,062
                                                                    ========          ========


                             See Accompanying Notes
                                       115

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                    U.S. GOVERNMENT INCOME FUND                    MICHIGAN MUNICIPAL BOND FUND
                                                 ---------------------------------              ---------------------------------
                                                      FOR THE                                        FOR THE
                                                 SIX MONTHS ENDED        FOR THE                SIX MONTHS ENDED        FOR THE
                                                 NOVEMBER 30, 2000     YEAR ENDED               NOVEMBER 30, 2000     YEAR ENDED
                                                    (UNAUDITED)       MAY 31, 2000                 (UNAUDITED)       MAY 31, 2000
                                                ------------------    ------------              -----------------    ------------
INVESTMENT ACTIVITIES:
Net investment income                                $  5,113          $ 11,374                     $  3,915           $  8,615
Net realized gain/(loss) on investments sold             (255)           (3,758)                         538               (658)
Net unrealized appreciation/depreciation
  on investments                                        6,014            (3,785)                       4,937             (9,314)
                                                     --------          --------                     --------           --------
Net increase/(decrease) in net assets
  resulting from operations                            10,872             3,831                        9,390             (1,357)
                                                     --------          --------                     --------           --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
     Class I                                           (4,456)           (9,044)                      (3,568)            (7,621)
     Class A                                             (592)           (1,661)                        (312)              (890)
     Class B                                             (240)             (634)                         (33)               (83)
     Class C                                               --                --                           --                 --
   Dividends from realized capital gains:
     Class I                                               --                --                           --               (186)
     Class A                                               --                --                           --                (23)
     Class B                                               --                --                           --                 (3)
     Class C                                               --                --                           --                 --
                                                     --------          --------                     --------           --------
Total distributions                                    (5,288)          (11,339)                      (3,913)            (8,806)
                                                     --------          --------                     --------           --------
SHARE TRANSACTIONS:
   Class I
     Proceeds from shares issued                       16,470            32,327                        2,784             18,911
     Proceeds from shares issued in connection
       with Parkstone merger (note 10)                     --                --                           --                 --
     Reinvestment of cash distributions                   472             1,298                          401                878
     Cost of shares redeemed                          (21,261)          (43,620)                     (14,722)           (46,756)
                                                     --------          --------                     --------           --------
       Net Class I share transactions                  (4,319)           (9,995)                     (11,537)           (26,967)
                                                     --------          --------                     --------           --------
   Class A
     Proceeds from shares issued                          553            23,020                          482                977
     Proceeds from shares issued in connection
       with Parkstone merger (note 10)                     --                --                           --                 --
     Reinvestment of cash distributions                   281             1,149                          237                777
     Cost of shares redeemed                           (7,137)          (40,449)                      (2,962)           (14,069)
                                                     --------          --------                     --------           --------
       Net Class A share transactions                  (6,303)          (16,280)                      (2,243)           (12,315)
                                                     --------          --------                     --------           --------
   Class B
     Proceeds from shares issued                          222               290                           --                122
     Proceeds from shares issued in connection
       with Parkstone merger (note 10)                     --                --                           --                 --
     Reinvestment of cash distributions                   144               407                           24                 69
     Cost of shares redeemed                           (2,190)           (7,358)                        (283)            (1,390)
                                                     --------          --------                     --------           --------
       Net Class B share transactions                  (1,824)           (6,661)                        (259)            (1,199)
                                                     --------          --------                     --------           --------
   Class C
     Proceeds from shares issued                           15                --                           --                 --
     Reinvestment of cash distributions                    --                --                           --                 --
     Cost of shares redeemed                               --                --                           --                 --
                                                     --------          --------                     --------           --------
       Net Class C share transactions                      15                --                           --                 --
                                                     --------          --------                     --------           --------
Increase/(decrease) in net assets from share
  transactions                                        (12,431)          (32,936)                     (14,039)           (40,481)
                                                     --------          --------                     --------           --------
Total increase/(decrease) in net assets                (6,847)          (40,444)                      (8,562)           (50,644)
                                                     --------          --------                     --------           --------
NET ASSETS:
Beginning of period                                   164,232           204,676                      173,414            224,058
                                                     --------          --------                     --------           --------
End of period                                        $157,385          $164,232                     $164,852           $173,414
                                                     ========          ========                     ========           ========

                             See Accompanying Notes

                                                            FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS


                                                NATIONAL TAX EXEMPT BOND FUND                   OHIO TAX EXEMPT BOND FUND
                                                -------------------------------             --------------------------------
                                                    FOR THE                                      FOR THE
                                               SIX MONTHS ENDED       FOR THE               SIX MONTHS ENDED       FOR THE
                                                OVEMBER 30, 2000    YEAR ENDED              NOVEMBER 30, 2000    YEAR ENDED
                                                  (UNAUDITED)      MAY 31, 2000                (UNAUDITED)      MAY 31, 2000
                                                ----------------   ------------             -----------------   ------------
INVESTMENT ACTIVITIES:
Net investment income                              $  3,602          $  4,466                  $  3,804           $  8,738
Net realized gain/(loss) on investments sold            219            (1,960)                      (92)            (3,099)
Net unrealized appreciation/depreciation
  on investments                                      4,272            (2,845)                    5,471             (6,636)
                                                   --------          --------                  --------           --------
Net increase/(decrease) in net assets
  resulting from operations                           8,093              (339)                    9,183               (997)
                                                   --------          --------                  --------           --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
     Class I                                         (3,436)           (4,239)                   (3,753)            (8,551)
     Class A                                           (152)             (185)                     (114)              (245)
     Class B                                            (10)               (9)                       --                 --
     Class C                                             (1)               (1)                       (1)                --
   Dividends from realized capital gains:
     Class I                                             --              (146)                       --               (139)
     Class A                                             --                (8)                       --                 (5)
     Class B                                             --                --                        --                 --
     Class C                                             --                --                        --                 --
                                                   --------          --------                  --------           --------
Total distributions                                  (3,599)           (4,588)                   (3,868)            (8,940)
                                                   --------          --------                  --------           --------
SHARE TRANSACTIONS:
   Class I
     Proceeds from shares issued                      8,673            30,472                     6,278             24,425
     Proceeds from shares issued in connection
       with Parkstone merger (note 10)               61,308                --                        --                 --
     Reinvestment of cash distributions                 167               128                       124                257
     Cost of shares redeemed                        (15,578)          (30,899)                  (16,120)           (54,218)
                                                   --------          --------                  --------           --------
       Net Class I share transactions                54,570              (299)                   (9,718)           (29,536)
                                                   --------          --------                  --------           --------
   Class A
     Proceeds from shares issued                        772             2,886                     2,498              2,770
     Proceeds from shares issued in connection
       with Parkstone merger (note 10)                3,375                --                        --                 --
     Reinvestment of cash distributions                 110               168                        74                154
     Cost of shares redeemed                         (1,350)           (3,040)                   (2,404)            (2,287)
                                                   --------          --------                  --------           --------
       Net Class A share transactions                 2,907                14                       168                637
                                                   --------          --------                  --------           --------
   Class B
     Proceeds from shares issued                         19                38                        --                 --
     Proceeds from shares issued in connection
       with Parkstone merger (note 10)                  404                --                        --                 --
     Reinvestment of cash distributions                   6                10                        --                 --
     Cost of shares redeemed                           (194)              (86)                       --                 --
                                                   --------          --------                  --------           --------
       Net Class B share transactions                   235               (38)                       --                 --
                                                   --------          --------                  --------           --------
   Class C
     Proceeds from shares issued                         90               100                        60                 --
     Reinvestment of cash distributions                   1                --                         1                 --
     Cost of shares redeemed                             --              (101)                       --                 --
                                                   --------          --------                  --------           --------
       Net Class C share transactions                    91                (1)                       61                 --
                                                   --------          --------                  --------           --------
Increase/(decrease) in net assets from share
  transactions                                       57,803              (324)                   (9,489)           (28,899)
                                                   --------          --------                  --------           --------
Total increase/(decrease) in net assets              62,297            (5,251)                   (4,174)           (38,836)
                                                   --------          --------                  --------           --------
NET ASSETS:
Beginning of period                                  99,867           105,118                   171,337            210,173
                                                   --------          --------                  --------           --------
End of period                                      $162,164          $ 99,867                  $167,163           $171,337
                                                   ========          ========                  ========           ========


                                                          PENNSYLVANIA MUNICIPAL BOND FUND
                                                          --------------------------------
                                                               FOR THE
                                                          SIX MONTHS ENDED       FOR THE
                                                          NOVEMBER 30, 2000    YEAR ENDED
                                                             (UNAUDITED)      MAY 31, 2000
                                                          -----------------   ------------
INVESTMENT ACTIVITIES:
Net investment income                                          $ 1,043           $ 1,975
Net realized gain/(loss) on investments sold                        15              (226)
Net unrealized appreciation/depreciation
  on investments                                                 1,251            (1,589)
                                                               -------           -------
Net increase/(decrease) in net assets
  resulting from operations                                      2,309               160
                                                               -------           -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
     Class I                                                    (1,037)           (2,041)
     Class A                                                        (6)              (10)
     Class B                                                        --                --
     Class C                                                        --                --
   Dividends from realized capital gains:
     Class I                                                        --               (73)
     Class A                                                        --                --
     Class B                                                        --                --
     Class C                                                        --                --
                                                               -------           -------
Total distributions                                             (1,043)           (2,124)
                                                               -------           -------
SHARE TRANSACTIONS:
   Class I
     Proceeds from shares issued                                 2,288            12,840
     Proceeds from shares issued in connection
       with Parkstone merger (note 10)                              --                --
     Reinvestment of cash distributions                             24                33
     Cost of shares redeemed                                    (4,096)           (6,068)
                                                               -------           -------
       Net Class I share transactions                           (1,784)            6,805
                                                               -------           -------
   Class A
     Proceeds from shares issued                                    51               106
     Proceeds from shares issued in connection
       with Parkstone merger (note 10)                              --                --
     Reinvestment of cash distributions                              2                 3
     Cost of shares redeemed                                        (1)             (101)
                                                               -------           -------
       Net Class A share transactions                               52                 8
                                                               -------           -------
   Class B
     Proceeds from shares issued                                    --                --
     Proceeds from shares issued in connection
       with Parkstone merger (note 10)                              --                --
     Reinvestment of cash distributions                             --                --
     Cost of shares redeemed                                        --                --
                                                               -------           -------
       Net Class B share transactions                               --                --
                                                               -------           -------
   Class C
     Proceeds from shares issued                                    --               100
     Reinvestment of cash distributions                             --                --
     Cost of shares redeemed                                        --              (101)
                                                               -------           -------
       Net Class C share transactions                               --                (1)
                                                               -------           -------
Increase/(decrease) in net assets from share
  transactions                                                  (1,732)            6,812
                                                               -------           -------
Total increase/(decrease) in net assets                           (466)            4,848
                                                               -------           -------
NET ASSETS:
Beginning of period                                             45,237            40,389
                                                               -------           -------
End of period                                                  $44,771           $45,237
                                                               =======           =======

                             See Accompanying Notes

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)


1.  FUND ORGANIZATION
   Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is comprised of 30 funds each of which is authorized to issue various classes of shares. See the Fund's prospectus for additional information. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees and investment minimums. Class A shares are sold subject to a front-end sales charge and Class B and Class C shares are sold with a contingent deferred sales charge, both of which may be reduced or waived under certain circumstances.
   The Trust currently has five Series that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY SERIES
Core Equity Fund, Equity Growth Fund, Equity Income Fund, Equity Index Fund, International Equity Fund, Large Cap Ultra Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, and Tax Managed Equity Fund;

ALLOCATION SERIES
Balanced Allocation Fund;

FIXED INCOME SERIES
Bond Fund, GNMA Fund, Intermediate Bond Fund, Limited Maturity Bond Fund (formerly Enhanced Income Fund), Real Return Advantage Fund, Strategic Income Bond Fund, Total Return Advantage Fund, and U.S. Government Income Fund;

TAX FREE BOND SERIES
Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund, and Pennsylvania Municipal Bond Fund;

MONEY MARKET SERIES
Government Money Market Fund, Money Market Fund, Ohio Municipal Money
Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund, and Treasury Plus Money Market Fund.
   As of the date of this Semi-Annual Report, Real Return Advantage Fund and the Strategic Income Bond Fund had not commenced operations.
   The financial statements presented herein are those of the Equity, Allocation, Fixed Income and Tax Free Bond Funds. The financial statements of the Money Market Funds, are not presented herein, but are presented separately.


2.  SIGNIFICANT ACCOUNTING POLICIES
   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The following is a summary of significant accounting policies followed by the Funds.

   SECURITY VALUATION:
A Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

   Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot buy and hold shares of a Fund.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Original issue discounts and market premiums are amortized to interest income over the lives of the respective securities.

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from the net investment income of the Core Equity, Equity Growth, Equity Income, Equity Index, Large Cap Ultra, Mid Cap Growth, Tax Managed Equity and Balanced Allocation Funds are declared and paid quarterly; dividends from net investment income of the International Equity, Small Cap Growth and Small Cap Value Funds are declared and paid annually. Dividends from the net investment income of the Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond, and Pennsylvania Municipal Bond Funds are declared daily and paid no later than five business days after the end of the month. It is anticipated that the Real Return Advantage Fund and the Strategic Income Fund also will distribute income monthly when the Fund commences operations. Any net realized capital gains will be distributed at least annually for all of the Funds.

   FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify or continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.
   The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and losses and the "mark to market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

   FOREIGN CURRENCY TRANSLATION: The books and records of the International Equity Fund are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.
   FORWARD FOREIGN CURRENCY CONTRACTS: Certain of the Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. At November 30, 2000, forward foreign currency contracts outstanding were as follows:

              CONTRACTS TO     IN                             UNREALIZED
                DELIVER/    EXCHANGE                         APPRECIATION
                RECEIVE       FOR       SETTLEMENT          (DEPRECIATION)
                 (000)       (000)         DATE                 (000)
              ------------  -------- -----------------      --------------
INTERNATIONAL EQUITY FUND:
FOREIGN CURRENCY PURCHASES:
           EU   14,992      $12,933  12/01/00-12/05/00          $119
FOREIGN CURRENCY SALES:
           CH   12,238        6,992  12/01/00-12/04/00           (59)
           DK   75,388        8,680  12/01/00-12/05/00          (120)
           JP  333,894        3,030      12/01/00                 16
           NK   32,069        3,458      12/05/00                 (1)
           UK    2,522        3,573  12/04/00-12/05/00            (2)

BALANCED ALLOCATION FUND:
FOREIGN CURRENCY PURCHASES:
           EU      539      $   465  12/01/00-12/05/00          $  5
FOREIGN CURRENCY SALES:
           CH      474      $   271  12/01/00-12/04/00            (4)
           DK    2,878          331  12/01/00-12/05/00            (4)
           JP   12,713          115      12/01/00                  1
           NK    1,266          137      12/05/00                 --
           UK       97          137  12/04/00-12/05/00            --

CH--Swiss Francs       DK--Danish Kroner      EU--Euro
JP--Japanese Yen       NK--Norwegian Kroner
UK--British Sterling

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)


   FUTURES CONTRACTS: Certain of the Funds may engage in futures contracts for the purpose of hedging against the value of the portfolio securities held and in the value of the securities a Fund intends to purchase, in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/(depreciation), if any, is shown in the financial statements.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
   Financial futures contracts open at November 30, 2000 were as follows:


                    NUMBER      NOTIONAL                 UNREALIZED
                      OF       COST AMOUNT EXPIRATION    GAIN/(LOSS)
FUND               CONTRACTS     (000)        DATE          (000)
-----------       -----------  ----------- ----------    ----------
Equity Index -
   S&P 500
    Futures           16       $  5,641      Dec-00      $   (355)
International Equity-
   Dow Jones Euro
    50 Index Futures 380         16,500      Dec-00          (608)
Mid Cap Growth -
   S&P 400 Futures    85         22,045      Dec-00        (1,539)
Small Cap Growth -
   Russell 2000
    Futures          191         49,732      Dec-00        (6,833)
Small Cap Value -
   Russell 2000
    Futures          107         27,578      Dec-00        (3,546)

   MORTGAGE DOLLAR ROLLS: For the purpose of enhancing the Fund's yield, the GNMA Fund may enter into mortgage dollar rolls (principally in securities referred to as TBA's or To Be Announced) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and maintains liquid high-grade securities in an amount at least equal to its commitment to repurchase.

   REPURCHASE AGREEMENTS: Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY
   TRANSACTIONS
   Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. The Adviser may from time to time waive its fees payable by the Funds. At November 30, 2000, advisory fees accrued and unpaid amounted to:

                                            ANNUAL
                                             RATE       (000)
                                          ---------- ----------
Core Equity Fund........................     0.75%      $314
Equity Growth Fund......................     0.75%       814
Equity Income Fund......................     0.75%       416
Equity Index Fund.......................     0.35%        52
International Equity Fund...............     1.15%       530
Large Cap Ultra Fund....................     0.75%       175
Mid Cap Growth Fund.....................     1.00%       256
Small Cap Growth Fund...................     1.00%       294
Small Cap Value Fund....................     1.00%       352
Tax Managed Equity Fund.................     0.75%       173
Balanced Allocation Fund................     0.75%       123
Bond Fund...............................     0.55%       402
GNMA Fund...............................     0.55%        54
Intermediate Bond Fund..................     0.55%       120
Limited Maturity Bond Fund..............     0.45%       116
Total Return Advantage Fund.............     0.55%        67
U.S. Government Income Fund.............     0.55%        70
Michigan Municipal Bond Fund............     0.55%        74
National Tax Exempt Bond Fund...........     0.55%        42
Ohio Tax Exempt Bond Fund...............     0.55%        81
Pennsylvania Municipal Bond Fund........     0.55%        15

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



   National Asset Management Corporation serves as investment sub-adviser (the "Sub Adviser") to the Core Equity and Total Return Advantage Funds. No fees are paid to the Sub-Adviser directly from the Trust.

   The Trust maintains Shareholder Services Plans (the "Services Plans") with respect to the Class A, Class B and Class C shares in the Funds. Pursuant to such Services Plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, B, or C shares in consideration for payment, listed in the table below, on an annual basis of the net asset value of the Class A, B, or C shares

                                 ANNUAL    ANNUAL     ANNUAL
                                  RATE      RATE       RATE
                                 CLASS A   CLASS B    CLASS C
                               -------------------- ----------
Core Equity Fund..............    0.25%      0.25%      0.25%
Equity Growth Fund............    0.25%      0.25%      0.25%
Equity Income Fund............    0.25%      0.25%      0.25%
Equity Index Fund.............    0.25%      0.25%      0.25%
International Equity Fund.....    0.25%      0.25%      0.25%
Large Cap Ultra Fund..........    0.25%      0.25%      0.25%
Mid Cap Growth Fund...........    0.25%      0.25%      0.25%
Small Cap Growth Fund.........    0.25%      0.25%      0.25%
Small Cap Value Fund..........    0.25%      0.25%      0.25%
Tax Managed Equity Fund.......    0.25%      0.25%      0.25%
Balanced Allocation Fund......    0.25%      0.25%      0.25%
Bond Fund.....................    0.25%      0.25%      0.25%
GNMA Fund.....................    0.25%      0.25%      0.25%
Intermediate Bond Fund........    0.25%      0.25%      0.25%
Limited Maturity
   Bond Fund..................    0.25%      0.25%      0.25%
Total Return Advantage
   Fund.......................    0.25%      0.25%      0.25%
U.S. Government Income
   Fund.......................    0.25%      0.25%      0.25%
Michigan Municipal
   Bond Fund..................    0.10%      0.10%      0.25%
National Tax Exempt
   Bond Fund..................    0.10%      0.10%      0.25%
Ohio Tax Exempt Bond Fund.....    0.10%      0.10%      0.25%
Pennsylvania Municipal
   Bond Fund..................    0.10%      0.10%      0.25%

   National City Bank serves as the Fund's Custodian.

   The Trust and SEI Investments Distribution Co. ("SEI" or the "Distributor") are parties to a distribution agreement dated May 1, 1998. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed .10% per annum of the average net assets of the Funds' Class I and Class A shares. The Trust also has adopted plans under Rule 12b-1 with respect to Class B Shares and Class C Shares pursuant to which the Trust compensates the Distributor for distribution services in an amount up to .75% per annum of the average net assets of the Funds' Class B and Class C Shares.

   Each Trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $5,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of Armada Funds and The Armada Advantage Fund.
No person who is an officer, director, trustee, or employee of IMC, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

   Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

   Expenses paid by the Equity, Allocation, Fixed Income and Tax Free Bond Funds for the year ended November 30, 2000, include legal fees of $166,924 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)

   The Trust, SEI Investments Mutual Funds Services ("SIMFS") and National City Bank ("NCB") are parties to a Co-Administration Agreement effective as of August 1, 2000 under which SIMFS and NCB provide administrative services in exchange for fees at the following annual rates based on the average daily net assets of all the Trust's Funds.
                                    AGGREGATE   PORTION    PORTION
COMBINED AVERAGE                      ANNUAL    ALLOCATED  ALLOCATED
DAILY NET ASSETS                       RATE     TO SIMFS    TO NCB
-------------------------------    -----------  ---------  ---------
Up to $16 billion                      0.070%     0.050%     0.020%
From $16 billion to $20 billion        0.070%     0.040%     0.030%
Over $20 billion                       0.065%     0.035%     0.030%

4.  INVESTMENTS
   During the period ended November 30, 2000, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:

                                 PURCHASES (000)   SALES (000)
                                  --------------  ------------
 Core Equity Fund..............    $   20,334     $   32,452
 Equity Growth Fund ...........       103,780        178,798
 Equity Income Fund ...........       247,857        303,712
 Equity Index Fund ............        16,248         45,323
 International Equity Fund ....       529,297        535,177
 Large Cap Ultra Fund .........       197,144        202,537
 Mid Cap Growth Fund ..........       378,563        374,262
 Small Cap Growth Fund ........       291,107        307,597
 Small Cap Value Fund .........       231,253        229,707
 Tax Managed Equity Fund ......            --          6,378
 Balanced Allocation Fund .....        24,881         26,360
 Bond Fund ....................       189,825        216,447
 GNMA Fund ....................        25,230         30,960
 Intermediate Bond Fund .......        65,773         86,533
 Limited Maturity
   Bond Fund ..................        94,762         77,457
 Total Return Advantage Fund ..        63,341        115,775
 U.S. Government Income
   Fund........................         2,267         10,686
 Michigan Municipal
   Bond Fund...................         9,758         29,283
 National Tax Exempt
   Bond Fund ..................        22,936         29,662
 Ohio Tax Exempt Bond Fund ....        18,815         29,621
 Pennsylvania Municipal
   Bond Fund ..................         6,357          8,160


   Purchases and sales of long-term U.S. government obligations were:

                                 PURCHASES (000)   SALES (000)
                                 --------------    ----------
 Balanced Allocation Fund......      $ 32,437       $ 27,644
 Bond Fund.....................       210,001        222,908
 GNMA Fund.....................       118,667         82,354
 Intermediate Bond Fund........       151,241        139,645
 Limited Maturity Bond Fund....        60,691         62,666
 Total Return Advantage Fund...       197,550        137,747
 U.S. Government Income Fund...        18,779         32,908

   As of May 31, 2000, the following Funds have capital loss carryforwards:

                                    AMOUNT         EXPIRATION
                                     (000)            DATE
                                  ----------      -------------
 Bond Fund.....................    $11,261            2008
 Limited Maturity Bond Fund....        373            2008
 GNMA Fund.....................        617            2008
 Intermediate Bond Fund........      4,204            2008
 Total Return Advantage Fund...      2,354            2008
 National Tax Exempt
   Bond Fund....................       327            2008
 Ohio Tax Exempt Bond Fund......     1,198            2008
 Pennsylvania Municipal
   Bond Fund....................       102            2008

   Certain Funds incurred losses from November 1, 1999 to May 31, 2000. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending May 31, 2001. The Funds that elected to defer losses and the amounts deferred are as follows:

                                                      (000)
                                                    ---------
 Equity Index Fund .............................      $ 9,588
 International Equity Fund .....................          243
 Small Cap Value Fund ..........................        2,029
 Bond Fund .....................................       23,233
 Limited Maturity Bond Fund ....................          485
 GNMA Fund .....................................          766
 Intermediate Bond Fund ........................        6,784
 Total Return Advantage Fund ...................        4,478
 National Tax Exempt
   Bond Fund ...................................        1,633
 Ohio Tax Exempt Bond Fund .....................        1,901
 Pennsylvania Municipal
   Bond Fund ...................................          124

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


   At November 30, 2000, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at November 30, 2000 is as follows:

                               AGGREGATE   AGGREGATE
                                 GROSS       GROSS
                             APPRECIATION DEPRECIATION      NET
                                 (000)       (000)         (000)
                             ------------ ------------  -----------
Core Equity Fund               $ 39,319    $ (9,196)     $ 30,123
Equity Growth Fund              461,399     (22,770)      438,629
Equity Income Fund              149,968     (42,748)      107,220
Equity Index Fund                73,036     (32,596)       40,440
International Equity Fund        84,820     (23,157)       61,663
Large Cap Ultra Fund             90,594     (18,461)       72,133
Mid Cap Growth Fund              34,641     (48,886)      (14,245)
Small Cap Growth Fund            45,978     (46,366)         (388)
Small Cap Value Fund             75,927     (13,889)       62,038
Tax Managed Equity Fund         222,596          (6)      222,590
Balanced Allocation Fund         20,303      (8,747)       11,556
Bond Fund                        17,381     (18,770)       (1,389)
GNMA Fund                         1,939        (548)        1,391
Intermediate Bond Fund            5,268      (4,901)         367
Limited Maturity
   Bond Fund                      1,293      (4,950)      (3,657)
Total Return Advantage Fund       6,814      (4,294)       2,520
U.S. Government Income
   Fund                           1,572      (1,245)         327
Michigan Municipal
   Bond Fund                      6,261        (304)       5,957
National Tax Exempt Bond Fund     3,462         (92)       3,370
Ohio Tax Exempt Bond Fund         3,302        (409)       2,893
Pennsylvania Municipal
   Bond Fund                      1,040        (125)         915

5.  SHARES OF BENEFICIAL INTEREST
   The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized on the following pages for the Funds.

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)


                                                                                (000)
                                    --------------------------------------------------------------------------------------------
                                            CLASS I                 CLASS A                  CLASS B              CLASS C
                                    --------------------      ------------------      -------------------   --------------------
                                      SIX                       SIX                      SIX                   SIX
                                     MONTHS       YEAR         MONTHS     YEAR          MONTHS     YEAR      MONTHS       YEAR
                                      ENDED       ENDED         ENDED     ENDED          ENDED     ENDED      ENDED       ENDED
                                    11/30/00     5/31/00      11/30/00   5/31/00       11/30/00   5/31/00   11/30/00     5/31/00
                                    --------     -------      --------   -------       --------   -------   --------     -------
CORE EQUITY FUND
Shares sold                              210         441            43       180           16         74          1           --
Shares reinvested                         --         388           --          8          --           3         --           --
Shares repurchased                    (1,038)     (1,930)          (31)      (34)         (13)       (33)        --           --
                                    --------     -------      --------   -------       ------      -----     ------       -----
Net increase/(decrease)                 (828)     (1,101)           12       154            3         44          1          --
                                    --------     -------      --------   -------       ------      -----     ------       -----
EQUITY GROWTH FUND
Shares sold                            1,709       4,605           354       937           21         82         --           9
Shares reinvested                         --         373            --        55           --          1         --          --
Shares repurchased                    (3,915)    (12,962)*        (510)   (1,102)          (8)       (10)        --          --
                                    --------     -------      --------   -------       ------      -----     ------       -----
Net increase/(decrease)               (2,206)     (7,984)         (156)     (110)          13         73         --           9
                                    --------     -------      --------   -------       ------      -----     ------       -----
EQUITY INCOME FUND
Shares sold                            1,735       6,385           150       376           16         47          2           6
Shares sold from Parkstone merger     11,506          --         2,659        --          849         --         --          --
Shares reinvested                        651       1,617            22        39            4          5         --          --
Shares repurchased                    (4,941)     (5,956)         (656)     (438)        (175)       (20)        (1)         --
                                    --------     -------      --------   -------       ------      -----     ------       -----
Net increase/(decrease)                8,951       2,046         2,175       (23)         694         32          1           6
                                    --------     -------      --------   -------       ------      -----     ------       -----
EQUITY INDEX FUND
Shares sold                            2,789      30,978            76       484           36         43         14          23
Shares reinvested                        117         453             2         6           --         --         --          --
Shares repurchased                    (5,154)    (24,918)          (65)     (160)          (5)        --         --          --
                                    --------     -------      --------   -------       ------      -----     ------       -----
Net increase/(decrease)               (2,248)      6,513            13       330           31         43         14          23
                                    --------     -------      --------   -------       ------      -----     ------       -----
INTERNATIONAL EQUITY FUND
Shares sold                            6,399      11,564         1,561       214           35         40          2          11
Shares sold from Parkstone merger     18,933          --         1,479        --          531         --         --          --
Shares reinvested                      1,088          68            14         1            3         --          1          --
Shares repurchased                    (4,456)     (1,625)       (1,744)      (77)         (70)        (2)        (1)         --
                                    --------     -------      --------   -------       ------      -----     ------       -----
Net increase                          21,964      10,007         1,310       138          499         38          2          11
                                    --------     -------      --------   -------       ------      -----     ------       -----
LARGE CAP ULTRA FUND
Shares sold                            1,271       1,625           113       383           42         86         --          --
Shares reinvested                         --       2,997            --       248           --        182         --          --
Shares repurchased                    (1,528)    (11,400)*        (204)     (789)         (69)      (176)        --          --
                                    --------     -------      --------   -------       ------      -----     ------       -----
Net increase/(decrease)                 (257)     (6,778)          (91)     (158)         (27)        92         --          --
                                    --------     -------      --------   -------       ------      -----     ------       -----
MID CAP GROWTH FUND
Shares sold                            2,411       4,026         1,042       498           35         48          2          --
Shares reinvested                         --       5,112            --       909           --        425         --          --
Shares repurchased                    (2,984)    (13,789)*      (1,373)   (2,022)        (147)      (406)        --          --
                                    --------     -------      --------   -------       ------      -----     ------       -----
Net increase/(decrease)                 (573)     (4,651)         (331)     (615)        (112)        67          2          --
                                    --------     -------      --------   -------       ------      -----     ------       -----
SMALL CAP GROWTH FUND
Shares sold                            3,258       5,239         2,154       235           23         17          4           5
Shares sold from Parkstone merger     12,779          --         2,956        --        1,307         --         --          --
Shares reinvested                        300          --            10        --            1         --         --          --
Shares repurchased                    (3,182)     (2,589)       (2,459)     (160)        (138)        (5)        (1)         --
                                    --------     -------      --------   -------       ------      -----     ------       -----
Net increase                          13,155       2,650         2,661        75        1,193         12          3           5
                                    --------     -------      --------   -------       ------      -----     ------       -----

*  INCLUDES REDEMPTIONS AS A RESULT OF A REDEMPTION IN KIND ON MARCH 1, 2000. (SEE NOTE 8).

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


                                                                                (000)
                                    --------------------------------------------------------------------------------------------
                                            CLASS I                 CLASS A                  CLASS B              CLASS C
                                    --------------------      ------------------      -------------------   --------------------
                                      SIX                       SIX                      SIX                   SIX
                                     MONTHS       YEAR         MONTHS     YEAR          MONTHS     YEAR      MONTHS       YEAR
                                      ENDED       ENDED         ENDED     ENDED          ENDED     ENDED      ENDED       ENDED
                                    11/30/00     5/31/00      11/30/00   5/31/00       11/30/00   5/31/00   11/30/00     5/31/00
                                    --------     -------      --------   -------       --------   -------   --------     -------
SMALL CAP VALUE FUND
Shares sold                            3,519       8,845            78       186            8         15         --           --
Shares reinvested                         --         171           --         10           --         --         --           --
Shares repurchased                    (2,198)     (5,441)          (87)     (404)          (4)        (3)        --           --
                                    --------     -------      --------   -------       ------     ------    -------      -------
Net increase/(decrease)                1,321       3,575            (9)     (208)           4         12         --           --
                                    --------     -------      --------   -------       ------     ------    -------      -------
TAX MANAGED EQUITY FUND
Shares sold                              438       1,320           252       960          119        429         21           --
Shares reinvested                         --           9            --         1          --           1         --           --
Shares repurchased                    (1,097)     (3,203)          (90)     (353)         (49)       (87)        (1)          --
                                    --------     -------      --------   -------       ------     ------    -------      -------
Net increase/(decrease)                 (659)     (1,874)          162       608           70        343         20           --
                                    --------     -------      --------   -------       ------     ------    -------      -------
BALANCED ALLOCATION FUND
Shares sold                              780       1,831            39       329           47         27         --           --
Shares sold from Parkstone merger     12,263          --         1,208        --          462         --         --           --
Shares reinvested                        779         145            46         5            8          1         --           --
Shares repurchased                    (1,748)     (4,269)         (219)     (136)         (58)        (6)        --           --
                                    --------     -------      --------   -------       ------     ------    -------      -------
Net increase/(decrease)               12,074      (2,293)        1,074       198          459         22         --           --
                                    --------     -------      --------   -------       ------     ------    -------      -------
BOND FUND
Shares sold                            5,526       5,697           107       490            1         25         --           --
Shares sold from Parkstone merger     31,296          --         1,071        --          253         --         --           --
Shares reinvested                        879         582            19        12            7          4         --           --
Shares repurchased                   (10,186)    (16,499)         (602)     (380)         (71)       (42)        (1)          --
                                    --------     -------      --------   -------       ------     ------    -------      -------
Net increase/(decrease)               27,515     (10,220)          595       122          190        (13)        (1)          --
                                    --------     -------      --------   -------       ------     ------    -------      -------
GNMA FUND
Shares sold                            1,217       4,015            34        69            1         16         --           --
Shares reinvested                         37          65             3         6          --          --         --           --
Shares repurchased                      (902)     (1,379)          (26)      (97)          (2)        --         --           --
                                    --------     -------      --------   -------       ------     ------    -------      -------
Net increase/(decrease)                  352       2,701            11       (22)          (1)        16         --           --
                                    --------     -------      --------   -------       ------     ------    -------      -------
INTERMEDIATE BOND FUND
Shares sold                            4,111       8,335            83       236           25         32          2           --
Shares sold from Parkstone merger      7,270          --           761        --           55         --         --           --
Shares reinvested                        301         560            21        21            3          3          1           --
Shares repurchased                    (6,712)     (9,261)         (317)     (359)         (15)       (29)        (2)          --
                                    --------     -------      --------   -------       ------     ------    -------      -------
Net increase/(decrease)                4,970        (366)          548      (102)          68          6          1           --
                                    --------     -------      --------   -------       ------     ------    -------      -------
LIMITED MATURITY BOND FUND
Shares sold                            3,888      10,040            16       123           13         18         --           --
Shares sold from Parkstone merger     10,316          --           898        --           59         --         --           --
Shares reinvested                        244         270            16         3            1         --         --           --
Shares repurchased                    (4,914)     (7,920)         (463)      (92)         (19)        --         --           --
                                    --------     -------      --------   -------       ------     ------    -------      -------
Net increase                           9,534       2,390           467        34           54         18         --           --
                                    --------     -------      --------   -------       ------     ------    -------      -------
TOTAL RETURN ADVANTAGE FUND
Shares sold                            4,231       7,510            87       250            4         --         --           --
Shares reinvested                        628       1,427            11        39          --          --         --           --
Shares repurchased                    (2,857)     (6,902)         (499)     (227)         --          --         --           --
                                    --------     -------      --------   -------       ------     ------    -------      -------
Net increase/(decrease)                2,002       2,035          (401)       62            4         --         --           --
                                    --------     -------      --------   -------       ------     ------    -------      -------


                                                                                (000)
                                    --------------------------------------------------------------------------------------------
                                            CLASS I                 CLASS A                  CLASS B              CLASS C
                                    --------------------      ------------------      -------------------   --------------------
                                      SIX                       SIX                     SIX                   SIX
                                     MONTHS       YEAR         MONTHS     YEAR         MONTHS     YEAR      MONTHS       YEAR
                                      ENDED       ENDED         ENDED     ENDED         ENDED     ENDED      ENDED       ENDED
                                    11/30/00     5/31/00      11/30/00   5/31/00      11/30/00   5/31/00   11/30/00     5/31/00
                                    --------     -------      --------   -------      --------   -------   --------     -------
U.S. GOVERNMENT INCOME FUND
Shares sold                            1,834       3,624            61     2,557           25         32          2           --
Shares reinvested                         53         145            31       128           16         45         --           --
Shares repurchased                    (2,375)     (4,898)         (797)   (4,497)        (246)      (824)        --           --
                                    --------     -------      --------   -------       ------      -----     ------       ------
Net decrease                            (488)     (1,129)         (705)   (1,812)        (205)      (747)         2           --
                                    --------     -------      --------   -------       ------      -----     ------       ------

MICHIGAN MUNICIPAL BOND FUND
Shares sold                              261       1,800            46        92          --          12         --           --
Shares reinvested                         38          83            22        73            2          6         --           --
Shares repurchased                    (1,384)     (4,433)         (279)   (1,334)         (26)      (132)        --           --
                                    --------     -------      --------   -------       ------      -----     ------       ------
Net decrease                          (1,085)     (2,550)         (211)   (1,169)         (24)      (114)        --           --
                                    --------     -------      --------   -------       ------      -----     ------       ------
NATIONAL TAX EXEMPT BOND FUND
Shares sold                              893       3,170            80       298            2          4          9           11
Shares sold from Parkstone merger      6,390          --           350        --           42         --         --           --
Shares reinvested                         17          13            11        17            1          1         --           --
Shares repurchased                    (1,599)     (3,220)         (138)     (316)         (20)        (9)        --          (11)
                                    --------     -------      --------   -------       ------      -----     ------       ------
Net increase/(decrease)                5,701         (37)          303        (1)          25         (4)         9           --
                                    --------     -------      --------   -------       ------      -----     ------       ------

OHIO TAX EXEMPT BOND FUND
Shares sold                              583       2,288           233       260          --          --          6           --
Shares reinvested                         11          24             7        15          --          --         --           --
Shares repurchased                    (1,499)     (5,088)         (225)     (217)         --          --         --           --
                                    --------     -------      --------   -------       ------      -----     ------       ------
Net increase/(decrease)                 (905)     (2,776)           15        58         --           --          6           --
                                    --------     -------      --------   -------       ------      -----     ------       ------
PENNSYLVANIA MUNICIPAL BOND FUND
Shares sold                              226       1,283             5        11          --          --         --           10
Shares reinvested                          2           3           --         --          --          --         --           --
Shares repurchased                      (406)       (604)          --        (10)         --          --         --          (10)
                                    --------     -------      --------   -------       ------      -----     ------       ------
Net increase/(decrease)                 (178)        682             5         1          --          --         --           --
                                    --------     -------      --------   -------       ------      -----     ------       ------


6.  MARKET AND CREDIT RISK
   Some countries in which certain of the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
   The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

   The Balanced Allocation, Bond, Limited Maturity Bond, GNMA, Intermediate Bond, Strategic Income Bond, Total Return Advantage and U.S. Government Income Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid.

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


   Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

   The Michigan Municipal Bond, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. The National Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond, and Pennsylvania Municipal Bond Funds.

   Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Statement of Net Assets.

   The Funds invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At November 30, 2000, the percentage of portfolio investments by each revenue source were as follows:

                                    NATIONAL     OHIO
                         MICHIGAN     TAX        TAX     PENNSYLVANIA
                         MUNICIPAL   EXEMPT     EXEMPT     MUNICIPAL
                           BOND       BOND       BOND         BOND
Revenue Bonds:           ---------  --------    ------   -----------
   Education                 3%         5%         9%        17%
   Hospital/Nursing
     Homes                  12          1          7          3
   Housing                   2          1          3         --
   Industrial
     Development             8          2          2         11
   Pollution Control         2          3          2          2
   Public Facilities         5          2          5          2
   Transportation            1         12          3          4
   Utilities                13         17         16         19
   Other                     9         10          4         15
General Obligations         45         46         49         27
Anticipation Notes          --          1         --         --
                           ---        ---        ---        ---
                           100%       100%       100%       100%


   The rating of long-term debt as a percentage of total value of investments at November 30, 2000, is as follows:

                                 NATIONAL    OHIO
                      MICHIGAN     TAX       TAX     PENNSYLVANIA
  STANDARD & POOR'S/  MUNICIPAL   EXEMPT    EXEMPT     MUNICIPAL
  MOODY'S RATINGS       BOND       BOND      BOND        BOND
  -----------------   ---------  --------   -----    ------------
      AAA/Aaa           65.9%      63.3%     58.9%       73.5%
       AA/Aa            21.5       30.3      27.4        20.3
        A/A              9.6        4.8       4.2         4.0
      BBB/Baa             --         --       1.3         0.8
        NR               3.0        1.6       8.2         1.4
                         ---       ----     -----        ----
                         100%       100%      100%        100%

   Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

7. SECURITIES LENDING
   The Funds may participate in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury Obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's ratings group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the funds, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan, and related collateral received at November 30, 2000, and income generated for the period ended November 30, 2000 were as follows:

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)


                           MARKET VALUE     MARKET
                           OF SECURITIES   VALUE OF
                              ON LOAN     COLLATERAL   INCOME
                               (000)         (000)      (000)
                           -------------  ----------   ------
Core Equity Fund           $    9,592     $   9,866     $ 13
Equity Growth Fund            149,245       153,655      164
Equity Income Fund             58,660        60,878       46
Equity Index Fund              18,564        19,207       23
International Equity Fund     122,187       128,484      194
Large Cap Ultra Fund           15,701        16,220       18
Mid Cap Growth Fund            68,473        70,650      102
Small Cap Growth Fund          57,362        59,309      195
Small Cap Value Fund           59,369        62,262      106
Tax Managed Equity Fund         5,770         5,921       12
Balanced Allocation Fund       31,076        31,934       23
Bond Fund                     162,795       167,079      118
Intermediate Bond Fund         90,757        92,153       75
Limited Maturity Bond Fund     14,431        14,631        9
Total Return Advantage
   Fund                       116,327       118,185       90

8.  IN KIND TRANSFERS OF SECURITIES

   During the year ended May 31, 2000, the Equity Growth, Large Cap Ultra and Mid Cap Growth Funds distributed securities in lieu of cash for a Class I shareholder redemption. The shareholder received a pro-rata portion of the Equity Growth, Large Cap Ultra and Mid Cap Growth Fund's holdings. The value of the redemptions were as follows:
                           VALUE     REALIZED GAIN
                          OF THE      INCLUDED IN    SHARES
                        REDEMPTION    REDEMPTION    REDEEMED
                      -------------- ------------- ---------
Equity Growth Fund     $ 65,043,736  $33,458,166   2,338,164
Large Cap Ultra Fund    130,393,186   67,290,904   6,385,562
Mid Cap Growth Fund      68,697,399   32,770,364   3,890,000

These transactions were completed following guidelines approved by the Board of Trustees.

9. LINE OF CREDIT

   The Armada Funds may borrow from a $160 million joint line of credit. In aggregate the Armada Funds can borrow up to $80 million of the total line of credit. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 2.000%. No fund had any borrowings during the six month period ending November 30, 2000.

10. PARKSTONE MERGER (UNAUDITED)

   The Board of Trustees and shareholders of The Parkstone Group of Funds approved a reorganization of certain Parkstone Funds ("Reorganizing Funds") into similarly-managed Armada Funds. The Reorganization also provided for five Parkstone Funds ("Continuing Funds") to be merged into newly-established Armada investment portfolios. The tax-free reorganization of the Reorganizing Funds took place at the close of business on June 9, 2000. Similarly, the reorganization of the Continuing Funds took place on June 10, 2000.

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


PARKSTONE REORGANIZING FUNDS                                     EXISTING ARMADA FUNDS
-------------------------------------------------------------------------------------------------------------------

Equity Income                                                    Equity Income 1
International Discovery                                          International Equity 1
Small Capitalization                                             Small Cap Growth 1
Balanced Allocation                                              Balanced Allocation 1
Bond1                                                            Bond
Intermediate Government Obligations                              Intermediate Bond 1
Limited Maturity Bond                                            Limited Maturity Bond (formerly Enhanced Income) 1
National Tax Exempt Bond                                         National Tax Exempt Bond 1

PARKSTONE CONTINUING FUNDS                                       NEW ARMADA FUNDS
-------------------------------------------------------------------------------------------------------------------

Large Capitalization1                                            Large Cap Ultra
Mid Capitalization1                                              Mid Cap Growth
U.S. Government Income1                                          U.S. Government Income
Michigan Municipal Bond1                                         Michigan Municipal Bond

-------------------------------------------------------------------------------------------------------------------

   1 Denotes the surviving or continuing portfolio for purposes of maintaining the financial statements and performance history in the post-reorganization funds.

   Under the Agreement and Plan of Reorganization the Parkstone Institutional Shares were exchanged for Armada I Shares, Parkstone Investor A Shares were exchanged for Armada A Shares and Parkstone Investor B Shares were exchanged for Armada B Shares.

   In subsequent financial reporting, the financial information for the Armada Bond Fund prior to June 9, 2000 will be that of the Parkstone Bond Fund. The Armada Bond Fund was the surviving net asset value. This means conversion factors were applied to the Parkstone Bond Fund's financial performance history for the respective share classes.

   The net assets before and after the reorganization and shares issued and redeemed by the corresponding Armada Funds were as follows:

                                                                                             EXISTING                   PARKSTONE
EXISTING                         COMBINED NET ASSETS        PRIOR NET ASSETS            ARMADA FUND'S         REORGANIZING FUND'S
ARMADA FUNDS                      AS OF JUNE 9, 2000      AS OF JUNE 9, 2000            SHARES ISSUED             SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------------------------

Equity Income                           $734,773,889            $501,897,326               15,013,663                  24,002,514
International Equity                     754,601,736             445,440,153               20,943,493                  19,911,559
Small Cap Growth                         452,639,251             184,684,416               17,041,876                  11,204,423
Balanced Allocation                      224,665,290              76,237,123               13,933,236                  11,739,478
Bond                                     934,865,789             626,266,871               32,620,288                  33,298,251
Intermediate Bond                        382,256,189             301,710,283                8,086,393                   8,470,934
Limited Maturity Bond                    202,393,175              92,554,395               11,273,126                  11,937,935
National Tax Exempt Bond                 166,379,126             101,292,106                6,782,394                   6,518,841

                                                                                                                        PARKSTONE
NEW                              COMBINED NET ASSETS        PRIOR NET ASSETS        NEW ARMADA FUND'S           CONTINUING FUND'S
ARMADA FUNDS                     AS OF JUNE 10, 2000     AS OF JUNE 10, 2000            SHARES ISSUED             SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Ultra                         $324,621,718                     N/A               15,601,834                  15,601,834
Mid Cap Growth                           368,457,916                     N/A               21,700,476                  21,700,476
U.S. Government Income                   163,774,447                     N/A               18,554,018                  18,554,018
Michigan Municipal Bond                  174,186,214                     N/A               16,624,617                  16,624,617
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)



   Included in the net assets from the Parkstone Funds were the following components:

                                                       UNDISTRIBUTED         ACCUMULATED         NET UNREALIZED
                                    PAID IN            NET INVESTMENT         REALIZED            APPRECIATION/
PARKSTONE FUND                      CAPITAL            INCOME (LOSS)         GAIN (LOSS)         (DEPRECIATION)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

REORGANIZING FUNDS
Limited Maturity Bond              $123,443,887         $         --        $(10,400,608)        $  (3,204,499)      $109,838,780
Intermediate Government
   Obligations                       96,419,523                   --         (13,925,215)           (1,948,063)        80,545,906
Bond                                336,656,458                   --         (20,685,215)           (7,372,325)       308,598,918
Equity Income                       212,645,099                   --          (2,638,601)           22,870,065        232,876,563
Small Capitalization                178,531,921                   --            (953,654)           90,376,568        267,954,835
International Discovery             229,752,949                   --            (207,630)           79,616,264        309,161,583
Balanced Allocation                 125,265,493                   --            (534,620)           23,697,294        148,428,167
National Tax Exempt Bond             66,180,190                   --          (1,307,610)              214,440         65,087,020

CONTINUING FUNDS
Large Capitalization                156,872,678              (25,627)         37,823,085           129,951,582        324,621,718
Mid Capitalization                  188,111,048              (66,261)         61,277,106           119,136,023        368,457,916
U.S. Government Income              178,091,984               33,878          (9,826,242)           (4,525,173)       163,774,447
Michigan Municipal Bond             172,259,138                2,703            (762,940)            2,687,313        174,186,214
------------------------------------------------------------------------------------------------------------------------------------

                                      NOTES

                                      NOTES

BOARD OF TRUSTEES


ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
Cold Metal Products, Inc.
Strategic Distribution, Inc.


HERBERT R. MARTENS, JR.
PRESIDENT
 Executive Vice President,
     National City Corporation
 Chairman, President and Chief Executive
     Officer, NatCity Investments,Inc.


JOHN F. DURKOTT
 President and Chief Operating Officer,
     Kittle's Home Furnishings Center, Inc.


 ROBERT J. FARLING
 Retired Chairman, President and
    Chief Executive Officer, Centerior Energy



RICHARD W. FURST
 Garvice D. Kincaid Professor of
     Finance and Dean, Gatton College
     of Business and Economics,
     University of Kentucky
 Director:
 Foam Design, Inc.
 The Seed Corporation
 Office Suites Plus, Inc.
 ihigh.com, Inc.


GERALD L. GHERLEIN
 Retired Executive Vice President and
    General Counsel, Eaton Corporation


J. WILLIAM PULLEN
 President and Chief Executive Officer,
     Whayne Supply Company

The Armada Trustees also serve as the Trustees of The Armada Advantage Fund.

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